UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report

Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Virtus Global Commodities Stock Fund*

Virtus Global Infrastructure Fund

Virtus Global Opportunities Fund

Virtus Global Real Estate Securities Fund

Virtus Greater Asia ex Japan Opportunities Fund

Virtus Greater European Opportunities Fund

Virtus High Yield Fund

Virtus International Equity Fund

Virtus International Real Estate Securities Fund

Virtus Multi-Sector Fixed Income Fund

Virtus Senior Floating Rate Fund

*Prospectus Supplement applicable to this Fund appears at the back of this semiannual report.

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	March 31, 2012

Not FDIC Insured	No Bank Guarantee	May Lose Value

*	Prospectus supplement applicable to this Fund appears at the back of this semiannual report.

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Long-term investors were rewarded for their patience in the six months ended March 31, 2012, when equity markets rallied significantly following an extremely volatile summer and fall. The first quarter of 2012 was the best first quarter for equities since 1998, bolstered by moderate improvement in the U.S. labor market and Europe’s attempts at taking control of its debt situation.

For the six months ended March 31, 2012, U.S. equities, as measured by the S&P 500® Index, gained 25.9 percent surpassing international equities, which rose 14.73 percent, as represented by the MSCE EAFE® Index. In the fixed income markets, most spread sectors, led by high-yield corporate bonds, outperformed government bonds. The 10-year U.S. Treasury yield hovered around 2 percent for much of the six-month period, a significant fall from the yields of 2.4 percent to 3.7 percent attained in the first half of 2011.

As we enter the second quarter of 2012, the strength of the U.S. economic recovery and Europe’s fiscal health remain tenuous. The onus is on U.S. corporations to continue their robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2012

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses

For the six-month period of October 1, 2011 to March 31, 2012 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class A	$1,000.00	$1,045.60	0.85%	$4.35
Class B	1,000.00	1,041.60	1.60	8.17
Class C	1,000.00	1,042.40	1.60	8.17
Class I	1,000.00	1,047.10	0.60	3.07
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.70	0.85	4.30
Class B	1,000.00	1,016.90	1.60	8.10
Class C	1,000.00	1,016.90	1.60	8.10
Class I	1,000.00	1,021.96	0.60	3.04
CA Tax-Exempt Bond Fund
Actual
Class A	$1,000.00	$1,046.80	0.85%	$4.35
Class I	1,000.00	1,048.10	0.60	3.07
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.70	0.85	4.30
Class I	1,000.00	1,021.96	0.60	3.04
Global Commodities Stock Fund
Actual
Class A	$1,000.00	$1,169.00	1.65%	$8.95
Class C	1,000.00	1,163.60	2.40	12.98
Class I	1,000.00	1,170.20	1.40	7.60
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.65	1.65	8.35
Class C	1,000.00	1,012.85	2.40	12.15
Class I	1,000.00	1,017.91	1.40	7.09
Global Infrastructure Fund
Actual
Class A	$1,000.00	$1,132.60	1.32%	$7.04
Class C	1,000.00	1,128.70	2.07	11.02
Class I	1,000.00	1,134.00	1.07	5.71
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.32	1.32	6.68
Class C	1,000.00	1,014.52	2.07	10.48
Class I	1,000.00	1,019.58	1.07	5.42
Global Opportunities Fund
Actual
Class A	$1,000.00	$1,208.50	1.55%	$8.56
Class B	1,000.00	1,204.00	2.30	12.67
Class C	1,000.00	1,205.10	2.30	12.68
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.15	1.55	7.85
Class B	1,000.00	1,013.36	2.30	11.64
Class C	1,000.00	1,013.36	2.30	11.64
Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,229.30	1.40%	$7.80
Class C	1,000.00	1,224.50	2.15	11.96
Class I	1,000.00	1,230.50	1.15	6.41
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.91	1.40	7.09
Class C	1,000.00	1,014.12	2.15	10.88
Class I	1,000.00	1,019.18	1.15	5.82

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Continued)

For the six-month period of October 1, 2011 to March 31, 2012 (Unaudited)

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Greater Asia ex Japan Opportunities Fund
Actual
Class A	$1,000.00	$1,067.30	1.80%	$9.30
Class C	1,000.00	1,063.60	2.55	13.16
Class I	1,000.00	1,068.30	1.55	8.01
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.89	1.80	9.11
Class C	1,000.00	1,012.09	2.55	12.91
Class I	1,000.00	1,017.15	1.55	7.85
Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,191.60	1.45%	$7.94
Class C	1,000.00	1,187.80	2.20	12.03
Class I	1,000.00	1,193.10	1.20	6.58
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.66	1.45	7.34
Class C	1,000.00	1,013.86	2.20	11.14
Class I	1,000.00	1,018.93	1.20	6.08
High Yield Fund
Actual
Class A	$1,000.00	$1,122.00	1.15%	$6.10
Class B	1,000.00	1,118.60	1.90	10.06
Class C	1,000.00	1,120.30	1.90	10.07
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.18	1.15	5.82
Class B	1,000.00	1,015.38	1.90	9.62
Class C	1,000.00	1,015.38	1.90	9.62
International Equity Fund
Actual
Class A	$1,000.00	$1,134.90	1.50%	$8.01
Class C	1,000.00	1,129.00	2.25	11.98
Class I	1,000.00	1,133.40	1.25	6.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.41	1.50	7.59
Class C	1,000.00	1,013.61	2.25	11.39
Class I	1,000.00	1,018.67	1.25	6.33
International Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,169.20	1.50%	$8.13
Class C	1,000.00	1,166.10	2.25	12.18
Class I	1,000.00	1,172.40	1.25	6.79
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.41	1.50	7.59
Class C	1,000.00	1,013.61	2.25	11.39
Class I	1,000.00	1,018.67	1.25	6.33

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Multi-Sector Fixed Income Fund
Actual
Class A	$1,000.00	$1,096.20	1.13%	$5.92
Class B	1,000.00	1,092.30	1.88	9.83
Class C	1,000.00	1,092.40	1.88	9.83
Class I	1,000.00	1,097.50	0.89	4.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.28	1.13	5.72
Class B	1,000.00	1,015.48	1.88	9.52
Class C	1,000.00	1,015.48	1.88	9.52
Class I	1,000.00	1,020.49	0.89	4.51
Senior Floating Rate Fund
Actual
Class A	$1,000.00	$1,070.90	1.17%	$6.06
Class C	1,000.00	1,066.90	1.92	9.92
Class I	1,000.00	1,072.30	0.92	4.77
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.08	1.17	5.92
Class C	1,000.00	1,015.28	1.92	9.72
Class I	1,000.00	1,020.34	0.92	4.66

*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

iShares

Represents shares of an open-end Exchange-Traded Fund.

PIK (Payment-in-Kind Security)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings

March 31, 2012 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Bond Fund
Corporate Bonds	45%
Mortgage-Backed Securities	28
U.S. Government Securities	22
Loan Agreements	1
Preferred Stock	1
Municipal Securities	1
Other (includes short-term investments)	2

Total	100%

Global Commodities Stock Fund
Materials	48%
Energy	28
Industrials	10
Consumer Staples	8
Financials	4
Other (includes short-term investments)	2

Total	100%

Global Opportunities Fund
Consumer Staples	37%
Information Technology	19
Consumer Discretionary	15
Financials	12
Health Care	7
Materials	5
Utilities	2
Other (includes short-term investments)	3

Total	100%

Greater Asia ex Japan Opportunities Fund
Consumer Staples	37%
Financials	16
Consumer Discretionary	14
Industrials	8
Utilities	6
Information Technology	5
Materials	4
Other (Includes short-term investments)	10

Total	100%

CA Tax-Exempt Bond Fund
General Obligation	17%
Pre-Refunded	20
General Revenue	19
Water & Sewer Revenue	10
Medical Revenue	7
Higher Education Revenue	6
Development Revenue	6
Other (includes short-term investments)	15

Total	100%

Global Infrastructure Fund
Utilities	31%
Energy	24
Telecommunication Services	24
Industrials	15
Consumer Discretionary	3
Financials	3

Total	100%

Global Real Estate Securities Fund
Retail REITs	31%
Specialized REITs	16
Office REITs	14
Residential REITs	13
Diversified REITs	12
Real Estate Operating Companies	9
Industrial REITs	3
Other (including short-term securities)	2

Total	100%

Greater European Opportunities Fund
Consumer Staples	40%
Consumer Discretionary	16
Industrials	15
Health care	10
Energy	6
Information Technology	5
Materials	4
Other (includes short-term investments)	4

Total	100%

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings (Continued)

March 31, 2012 (Unaudited)

High Yield Fund

Corporate Bonds		86%
Consumer Discretionary	18%
Financials	18
All other corporate bonds	50
Loan Agreements		6
Foreign Government Securities		3
Preferred Stock		1
Other (includes short-term investments)		4

Total		100%

International Real Estate Securities Fund

Retail REITs	41%
Real Estate Operating Companies	22
Diversified REITs	16
Office REITs	9
Industrial REITs	7
Specialized REITs	2
Other (includes short-term investments)	3

Total	100%

International Equity Fund

Telecommunication Services	13%
Industrials	12
Consumer Staples	11
Health Care	11
Energy	10
Financials	10
Materials	10
Other (includes short-term investments)	23

Total	100%

Multi-Sector Fixed Income Fund

Corporate Bonds	55%
Loan Agreements	16
Mortgage-Backed Securities	11
Foreign Government Securities	10
Asset-Backed Securities	4
Preferred Stock	1
Other (includes short-term investments)	3

Total	100%

Senior Floating Rate Fund

Consumer Discretionary	25%
Information Technology	15
Health Care	12
Industrials	7
Materials	7
Financials	6
Consumer Staples	5
Other (includes short-term investments)	23

Total	100%

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—21.7%
U.S. Treasury Bond 3.500%, 2/15/39	$6,205	$6,424
U.S. Treasury Note
0.250%, 11/30/13(9)	6,235	6,228
1.000%, 8/31/16	8,590	8,625
1.375%, 11/30/18	7,005	6,936
2.000%, 11/15/21	6,435	6,332
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $33,234)		34,545

MUNICIPAL BONDS—0.7%

Michigan—0.0%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	75	79

Rhode Island—0.7%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000	1,039
TOTAL MUNICIPAL BONDS (Identified Cost $1,090)		1,118

FOREIGN GOVERNMENT SECURITIES—0.4%
United Mexican States 4.750%, 3/8/44	645	632
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $636)		632

MORTGAGE-BACKED SECURITIES—27.7%

Agency—20.5%
FHLMC 7.500%, 4/1/14	5	6
7.000%, 4/1/16	11	12
6.500%, 4/1/31	2,521	2,879
7.000%, 1/1/33	132	153
5.000%, 7/1/35	2,539	2,781
5.000%, 12/1/35	83	93
FNMA 7.000%, 5/1/14	6	6
6.000%, 10/1/14	98	106
6.500%, 6/1/16	67	74
6.000%, 7/1/17	38	42
5.500%, 9/1/17	89	97
0.000%, 10/9/19	900	696
5.000%, 4/1/20	214	232
4.000%, 6/1/20	130	139
5.000%, 8/1/21	61	66
6.000%, 5/1/29	96	107
6.500%, 5/1/30	4	4
7.500%, 3/1/31	73	87
7.000%, 7/1/31	52	60
7.000%, 9/1/31	81	95
6.500%, 3/1/32	73	84
5.000%, 5/1/33	1,234	1,365
6.000%, 11/1/34	583	648

	PAR VALUE		VALUE
Agency—continued
5.500%, 4/1/36	$287		$316
5.500%, 9/1/36	1,272		1,395
6.500%, 5/1/37	875		982
6.000%, 9/1/37	40		45
6.000%, 1/1/38	88		98
6.000%, 2/1/38	95		106
6.000%, 3/1/38	519		581
6.500%, 3/1/38	3,362		3,826
5.500%, 4/1/38	375		414
5.500%, 6/1/38	228		251
6.000%, 7/1/38	2,639		2,929
6.000%, 8/1/38	1,172		1,301
6.000%, 8/1/38	102		112
6.000%, 8/1/38	424		474
6.000%, 8/1/38	249		279
5.000%, 6/1/39	1,665		1,829
6.000%, 8/1/39	2,094		2,317
5.000%, 9/1/39	442		486
5.500%, 9/1/39	2,292		2,519
4.500%, 9/1/40	1,020		1,113
FNMA 98-M7, Z 6.390%, 5/25/36	13		13
FNMA 99-M2, B 6.450%, 3/25/29(2)	1,070		1,218
GNMA 8.500%, 11/15/22	—	(8)	—	(8)
6.500%, 9/15/28	60		71
7.500%, 9/15/29	124		148

			32,655

Non-Agency—7.2%
American Tower Trust 07-1A, AFX 144A 5.420%, 4/15/37(3)	190		202
Bear Stearns Commercial Mortgage Securities, Inc. 05-PWR9, A4B 4.943%, 9/11/42	1,130		1,193
07-T28, A3 5.793%, 9/11/42	1,250		1,331
Commercial Mortgage Pass-Through Certificates 07-C9, A4 5.813%, 12/10/49(2)	175		201
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.419%, 2/15/39(2)	70		75
08-C1, AM 144A 6.199%, 2/15/41(2)(3)	1,155		1,086
Greenwich Capital Commercial Funding Corp. 06-GG7, A4 5.883%, 7/10/38(2)	720		815
JPMorgan Chase Commercial Mortgage Securities Corp. 07-CB18, A3 5.447%, 6/12/47	1,333		1,399
Morgan Stanley Capital I 07-T27, A4 5.640%, 6/11/42(2)	1,150		1,322
05-IQ10, A4B 5.284%, 9/15/42(2)	855		925

	PAR VALUE	VALUE
Non-Agency—continued
06-IQ11, A4 5.731%, 10/15/42(2)	$875	$983
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(2)	1,830	2,030

		11,562
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $41,590)		44,217

CORPORATE BONDS AND NOTES—45.0%

Consumer Discretionary—4.4%
AMC Entertainment, Inc. 9.750%, 12/1/20	600	568
Brown Shoe Co., Inc. 7.125%, 5/15/19	755	744
Caesars Operating Escrow LLC / Caesars Escrow Corp. 144A 8.500%, 2/15/20(3)	65	66
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	440	458
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(3)	280	302
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 144A 3.800%, 3/15/22(3)	1,125	1,109
Discovery Communications LLC 3.700%, 6/1/15	265	284
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(3)	545	548
NBC Universal Media LLC 2.100%, 4/1/14	470	480
4.375%, 4/1/21	415	444
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	390	433
Rent-A-Center, Inc. 6.625%, 11/15/20	365	380
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(3)	155	158
Time Warner Cable, Inc. 5.000%, 2/1/20	500	552
4.000%, 9/1/21	315	323
5.500%, 9/1/41	160	167
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(4)(5)	16	16

		7,032

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Consumer Staples—1.5%
Altria Group, Inc. 9.250%, 8/6/19	$170	$228
Beverages & More, Inc. 144A 9.625%, 10/1/14(3)	690	723
Heineken NV 144A 3.400%, 4/1/22(3)	675	670
Kraft Foods, Inc. 2.625%, 5/8/13	190	194
6.125%, 2/1/18	315	378
Philip Morris International, Inc. 6.875%, 3/17/14	185	207

		2,400

Energy—2.7%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	30	32
Kinder Morgan Energy Partners LP 5.850%, 9/15/12	305	311
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	760	792
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	560	585
Petrobras International Finance Co. 5.375%, 1/27/21	680	732
Petrohawk Energy Corp. 7.250%, 8/15/18	330	379
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)	42	43
Plains All American Pipeline LP / PAA Finance Corp. 3.650%, 6/1/22	435	427
5.150%, 6/1/42	225	219
Spectra Energy Partners LP 4.600%, 6/15/21	145	150
TransCanada Pipelines Ltd. 6.350%, 5/15/67(2)	215	222
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	315	328

		4,220

Financials—19.1%
Ally Financial, Inc. 5.500%, 2/15/17	970	972
American Express Co. 7.250%, 5/20/14	540	608
Bank of America Corp. 5.750%, 8/15/16	705	734
5.625%, 7/1/20	590	615
5.000%, 5/13/21	345	345
Barclays Bank plc 5.200%, 7/10/14	415	440
Series 1, 5.000%, 9/22/16	670	720
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	390	470

	PAR VALUE	VALUE
Financials—continued
Capital One Financial Corp. 7.375%, 5/23/14	$250	$277
6.150%, 9/1/16	420	462
Chubb Corp. 6.375%, 3/29/67(2)	300	310
Citigroup, Inc. 5.000%, 9/15/14	1,185	1,227
4.875%, 5/7/15	190	197
CNA Financial Corp. 5.875%, 8/15/20	785	841
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	455	412
Credit Suisse 6.000%, 2/15/18	425	460
Credit Suisse AG 5.860%(2)(6)(7)	1	1
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(3)	254	304
Developers Diversified Realty Corp. 7.875%, 9/1/20	640	758
Digital Realty Trust LP 5.250%, 3/15/21	745	768
Duke Realty LP 5.950%, 2/15/17	645	721
E*Trade Financial Corp. 7.875%, 12/1/15	215	220
Felcor Lodging LP 6.750%, 6/1/19	560	568
Ford Motor Credit Co. LLC 5.000%, 5/15/18	580	602
General Electric Capital Corp. 1.875%, 9/16/13	780	792
4.650%, 10/17/21	760	809
GFI Group, Inc. 8.375%, 7/19/18	870	829
Goldman Sachs Group, Inc. (The) 5.125%, 1/15/15	305	325
6.000%, 6/15/20	425	447
5.750%, 1/24/22	815	838
HSBC Holdings plc 5.100%, 4/5/21	480	519
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18	755	789
International Lease Finance Corp. 4.875%, 4/1/15	775	767
JPMorgan Chase & Co. 5.125%, 9/15/14	585	627
3.450%, 3/1/16	435	453
KeyCorp. 5.100%, 3/24/21	480	529
Lincoln National Corp. 4.200%, 3/15/22	630	631
7.000%, 6/15/40	600	703
MetLife, Inc. 5.000%, 6/15/15	520	575
Morgan Stanley 5.550%, 4/27/17	395	404
5.750%, 1/25/21	415	407

	PAR VALUE	VALUE
Financials—continued
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	$130	$133
Prudential Financial, Inc. 3.625%, 9/17/12	555	562
6.200%, 1/15/15	345	381
7.375%, 6/15/19	355	439
8.875%, 6/15/38(2)(7)	430	507
QBE Capital Funding III Ltd. 144A 7.250%, 5/24/41(2)(3)	300	283
Regions Financial Corp. 0.644%, 6/26/12(2)	835	833
4.875%, 4/26/13	520	529
5.750%, 6/15/15	520	545
Resona Bank Ltd. 144A 5.850%(2)(3)(6)(7)	985	1,024
SunTrust Bank, Inc. 5.250%, 11/5/12	210	215
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	590	612
Ventas Realty LP / Ventas Capital Corp. 4.250%, 3/1/22	215	209
Wells Fargo & Co. 3.676%, 6/15/16(2)	370	395
4.600%, 4/1/21	320	343

		30,486

Health Care—3.0%
Aristotle Holding, Inc. 144A 2.100%, 2/12/15(3)	680	688
144A 2.650%, 2/15/17(3)	675	683
144A 4.750%, 11/15/21(3)	680	727
Aviv Healthcare Properties LP/ Aviv Healthcare Capital Corp. 7.750%, 2/15/19	340	351
144A 7.750%, 2/15/19(3)	295	302
Boston Scientific Corp. 6.000%, 1/15/20	365	420
Express Scripts, Inc. 5.250%, 6/15/12	375	378
Gilead Sciences, Inc. 4.400%, 12/1/21	385	404
Kinetic Concepts, Inc. 144A 12.500%, 11/1/19(3)	760	722
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(3)	170	176

		4,851

Industrials—3.1%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	555	577
BakerCorp International, Inc. 144A 8.250%, 6/1/19(3)	300	311
Chevron Phillips Chemical Co. LLC LP 144A 4.750%, 2/1/21(3)	440	485
DynCorp International, Inc. 10.375%, 7/1/17	660	577

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Industrials—continued
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(3)	$315	$346
Koninklijke Philips Electronics NV 3.750%, 3/15/22	625	628
Phillips 66 144A 4.300%, 4/1/22(3)	645	656
144A 5.875%, 5/1/42(3)	425	434
Valmont Industries, Inc. 6.625%, 4/20/20	415	476
Weatherford International Ltd. 4.500%, 4/15/22	370	369

		4,859

Information Technology—2.6%
CommScope, Inc. 144A 8.250%, 1/15/19(3)	730	781
Earthlink, Inc. 8.875%, 5/15/19	840	817
First Data Corp. 11.250%, 3/31/16	450	410
Hewlett-Packard Co. 2.600%, 9/15/17	1,015	1,014
Lender Processing Services, Inc. 8.125%, 7/1/16	550	578
Xerox Corp. 4.500%, 5/15/21	505	519

		4,119

Materials—2.9%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	795	694
Ball Corp. 5.750%, 5/15/21	190	203
BHP Billiton Finance USA Ltd. 1.625%, 2/24/17	480	477
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	135	138
Dow Chemical Co. (The) 6.000%, 10/1/12	555	569
5.900%, 2/15/15	540	608
4.250%, 11/15/20	235	246
Freeport-McMoRan Copper & Gold, Inc. 3.550%, 3/1/22	510	490
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(3)	650	614
Vale Overseas Ltd. 4.375%, 1/11/22	620	622

		4,661

Telecommunication Services—2.7%
AT&T, Inc. 4.450%, 5/15/21	300	331
3.875%, 8/15/21	505	534

	PAR VALUE	VALUE
Telecommunication Services—continued
CenturyLink, Inc. 6.450%, 6/15/21	$495	$509
Cincinnati Bell, Inc. 8.375%, 10/15/20	785	791
GCI, Inc. 8.625%, 11/15/19	200	219
Goodman Networks, Inc. 144A 12.125%, 7/1/18(3)	545	549
NII Capital Corp. 7.625%, 4/1/21	735	722
West Corp. 7.875%, 1/15/19	150	160
Windstream Corp. 7.000%, 3/15/19	465	477

		4,292

Utilities—3.0%
Atmos Energy Corp. 6.350%, 6/15/17	360	421
Calpine Corp. 144A 7.875%, 7/31/20(3)	145	158
144A 7.500%, 2/15/21(3)	375	402
CMS Energy Corp. 2.750%, 5/15/14	155	156
6.250%, 2/1/20	645	708
Dominion Resources, Inc. 8.875%, 1/15/19	120	161
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	755	894
Energy Transfer Partners LP 5.200%, 2/1/22	70	73
6.500%, 2/1/42	435	457
Georgia Power Co. 6.000%, 11/1/13	225	244
Nevada Power Co. Series O 6.500%, 5/15/18	345	422
Virginia Electric & Power Co. Series A 5.400%, 1/15/16	645	740

		4,836
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $68,765)		71,756

LOAN AGREEMENTS(2)—1.0%

Consumer Discretionary—0.8%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 4.750%, 5/24/17	471	480
Pinnacle Foods Finance LLC 0.000%, 9/16/18	300	302
Roundy’s Supermarkets, Inc. Tranche B, 4.500%, 2/13/19	300	302
Transtar Industries, Inc. Second Lien, 8.500%, 12/21/17	250	252

		1,336

	PAR VALUE	VALUE
Materials—0.2%
Tronox, Inc. 3.250%, 2/8/18	$236	$236
Tranche DD, 3.250%, 2/8/18	64	65

		301
TOTAL LOAN AGREEMENTS (Identified Cost $1,604)		1,637
	SHARES
PREFERRED STOCK(2)—0.9%

Financials—0.9%
Citigroup Capital XIII 7.875%,	16,200	440
GMAC Capital Trust I Series 2 8.125%	32,800	758
JPMorgan Chase & Co. Series 1, 7.90%	280	307
TOTAL PREFERRED STOCK (Identified Cost $1,505)		1,505
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified cost $148,424)		155,410

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	3,177,317	3,177
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,177)		3,177
TOTAL INVESTMENTS—99.4% (Identified Cost $151,601)		158,587	(1)
Other assets and liabilities, net—0.6%		964

NET ASSETS—100.0%		$159,551

Abbreviations:

AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $17,487 or 11.0% of net assets.

(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Illiquid security.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Amount is less than $500.
(9)	All or a portion segregated as collateral for futures contracts.

Country Weightings†
United States	93%
Australia	1
Brazil	1
Japan	1
Netherlands	1
United Kingdom	1
Other	2
Total	100%
† % of total investments as of March 31, 2012

At March 31, 2012, the Fund had entered into futures contracts sold short as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
U.S. 10YR Note Futures	June-12	(30)	$(3,866)	$(3,884)	$(18)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Debt Securities:
Corporate Bonds And Notes	$71,756	$—	$71,740	$16
Foreign Government Securities	632	—	632	—
Loan Agreements	1,637	—	1,637	—
Mortgage-Backed Securities	44,217	—	44,217	—
Municipal Bonds	1,118	—	1,118	—
U.S. Government Securities	34,545	—	34,545	—
Equity Securities:
Preferred Stock	1,505	—	1,505	—
Short-Term Investments	3,177	3,177	—	—

Total Investments	$158,587	$3,177	$155,394	$16

Other Financial Instruments*
Futures Contracts Sold Short	$(18)	$(18)	$—	$—

There are no significant transfers between Level 1 and Level 2 during the period.

*	Valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2011:	$18
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2012	$16

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—96.6%

Development Revenue—5.8%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$320
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	505
San Diego Redevelopment Agency,
Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	498
Santa Clara Redevelopment Agency, (NATL Insured) 5.000%, 6/1/22	1,000	1,032

		3,356

General Obligation—17.8%
Antelope Valley Union High School District, Series A (NATL Insured) 5.000%, 2/1/27	1,000	1,017
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	171
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/27	500	517
Los Angeles Unified School District,
2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	563
Series A-1 (NATL Insured) 4.500%, 1/1/28	500	525
New Haven Unified School District, (AGC Insured) 0.000%, 8/1/33	1,500	459
Norwalk – La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	445
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	528
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	573
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	1,000	513
State of California,
5.500%, 3/1/26	500	562
5.000%, 6/1/32	675	718
5.000%, 9/1/32	500	536
5.000%, 11/1/32	250	267
4.500%, 10/1/36	500	497
5.000%, 12/1/37	250	261
6.000%, 4/1/38	250	285

	PAR VALUE	VALUE
General Obligation—continued
Walnut Valley Unified School District, Series A (NATL Insured) 0.000%, 8/1/19	$3,095	$1,902

		10,339

General Revenue—18.8%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,854
City of Pomona, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	1,115	1,155
Commonwealth of Puerto Rico Sales Tax Financing Corp., 5.000%, 8/1/46	500	524
Golden State Tobacco Securitization Corp., Series A-1 5.125%, 6/1/47	1,250	860
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	320	358
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,136
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	386
5.000%, 10/1/37	750	787
San Joaquin General Hospital Project, Certificates of Participation (NATL Insured) 5.250%, 9/1/12	100	100
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	635	524
State of California Public Works Board,
Department of Health Services, Series B (XLCA Insured) 5.000%, 11/1/17	460	503
Department of General Services, Series A 6.125%, 4/1/29	500	575
Various Capital Projects, Series G-1 5.750%, 10/1/30	500	556
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	516
University of California, Department of Mental Health, Series A 5.500%, 6/1/16	1,000	1,084

		10,918

	PAR VALUE	VALUE
Higher Education Revenue—6.4%
California Educational Facilities Authority,
Stanford University, 5.250%, 4/1/40	$500	$679
Pomona Colllege, Series A 5.000%, 7/1/45	500	513
California State University,
Series A (NATL, FGIC Insured) 5.000%, 11/1/26	250	260
Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	688
University of California,
Series D (NATL, FGIC Insured) 5.000%, 5/15/28	500	536
Series G (NATL, FGIC Insured) 4.750%, 5/15/35	525	545
Series B 4.750%, 5/15/38	500	505

		3,726

Medical Revenue—7.1%
California Health Facilities Financing Authority,
Stanford Hospital and Clinics, Series A 5.000%, 11/15/14	125	133
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	517
Providence Health & Services, Series C 6.500%, 10/1/38	295	354
Kaiser Permanente, Series A 5.250%, 4/1/39	500	525
California Statewide Communities Development Authority,
Kaiser Permanente, Series B 5.000%, 3/1/41	500	515
Sutter Health, Series B 5.625%, 8/15/42	1,000	1,019
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	543
Regents Medical, Series A 4.750%, 5/15/31	500	531

		4,137

Natural Gas Revenue—1.4%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	789

Power Revenue—3.8%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	320

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—(continued)

Power Revenue—continued
Northern California Power Agency 5.000%, 7/1/32	$200	$220
Sacramento Municipal Utilities District Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	528
(NATL Insured) 5.000%, 8/15/26	500	572
Southern California Public Power Authority, Series 1, 5.000%, 7/1/28	500	557

		2,197

Pre-Refunded—20.5%
Butte-Glenn Community College District, Series A Pre-refunded 8/1/12 @ 101 (NATL Insured) 5.500%, 8/1/19	1,000	1,027
California Health Facilities Financing Authority, Providence Health & Services, Series C, Pre-refunded 10/1/18 @100 6.500%, 10/1/18	5	7
California Infrastructure & Economic Development Bank, Pre-refunded 7/1/26 @100 (AMBAC Insured) 5.125%, 7/1/37	500	648
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)	500	574
Grossmont-Cuyamaca Community College District, Election of 2002 Series A Pre-refunded 8/1/13 @100 (NATL Insured) 5.000%, 8/1/19	210	223
Los Angeles Harbor Department, 7.600%, 10/1/18(3)	660	796
Metropolitan Water District of Southern California,
Series B-1 Pre-refunded 10/1/13 @ 100 (NATL, FGIC Insured) 5.000%, 10/1/36	860	921
Series B-1 Pre-refunded 10/1/13 @100 (NATL, FGIC Insured) 5.000%, 10/1/36	140	150
Northern California Power Agency, Series A Pre-refunded 7/1/21 @100 (AMBAC Insured) 7.500%, 7/1/23	195	269
Riverside County Single Family,
Series B (GNMA Collateralized) 8.625%, 5/1/16(3)	1,000	1,279
Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,784
Stockton Housing Facility, Series A Pre-refunded 9/20/17 @ 100 (GNMA Collateralized) 5.600%, 3/20/28	185	186

		11,864

	PAR VALUE	VALUE
Transportation Revenue—4.7%
Alameda Corridor Transportation Authority, Series A (NATL Insured) 5.125%, 10/1/17	$125	$125
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	548
Series F-1 5.125%, 4/1/39	500	546
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	212
Los Angeles International Airport, Series A 5.000%, 5/15/40	500	540
San Diego County Regional Airport Authority,
Series A 5.000%, 7/1/40	250	263
Series B 5.000%, 7/1/40	500	526

		2,760

Water & Sewer Revenue—10.3%
Alameda County Water District Financing Authority, 3.500%, 6/1/41	1,000	917
California Statewide Communities Development Authority, 4.800%, 9/1/46	1,000	995
Delta Diablo Sanitation District, Certificates of Participation (NATL Insured) 0.000%, 12/1/16	1,070	937
East Bay Municipal Utility District, (NATL Insured) 5.000%, 6/1/35	500	544
El Dorado Irrigation Distric & El Dorado Water Agency, Certificates of Participation, Series A (NATL, FGIC Insured) 5.250%, 3/1/16	365	377
Irvine Ranch Water District, Certificates of Participation, 5.000%, 3/1/24	500	572
Orange County Sanitation District Series A 3.000%, 2/1/31	500	483
Santa Margarita-Dana Point Authority, 5.125%, 8/1/38	600	637
Westlands Water District, Certificates of Participation (NATL Insured) 5.250%, 9/1/14	500	513

		5,975
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $52,755)		56,061
TOTAL LONG TERM INVESTMENTS—96.6%
(Identified Cost $52,755)		56,061

	SHARES	VALUE
SHORT-TERM INVESTMENTS—5.0%

Money Market Mutual Funds—5.0%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	2,874,028	$2,874
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,874)		2,874
TOTAL INVESTMENTS—101.6% (Identified Cost $55,629)		58,935	(1)
Other assets and liabilities, net—(1.6)%		(942)

NET ASSETS—100.0%		$57,993

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)

At March 31, 2012, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 97%. At March 31, 2012, 62% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 23.0%, and GNMA 13.8%.

(3)	Escrowed to maturity.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Investments in Securities:
Debt Securities:
Municipal Tax-Exempt Bonds	$56,061	$—	$56,061
Equity Securities:
Short-Term Investments	2,874	2,874	—

Total Investments	$58,935	$2,874	$56,061

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.0%

Consumer Staples—7.8%
Andersons, Inc. (The) (United States)	14,300	$696
Archer-Daniels-Midland Co. (United States)	7,760	246
BRF – Brasil Foods SA ADR (Brazil)	9,765	195
Tate & Lyle plc (United Kingdom)	54,405	614

		1,751

Energy—28.0%
Athabasca Oil Sands Corp. (Canada)(2)	21,965	244
Baytex Energy Corp. (Canada)	4,785	248
Cenovus Energy, Inc. (Canada)	22,130	795
Core Laboratories N.V. (Netherlands)	3,345	440
Ensco plc Sponsored ADR (United Kingdom)(2)	9,795	519
FX Energy, Inc. (United States)(2)	41,660	227
MEG Energy Corp. (Canada)(2)	14,200	548
Newfield Exploration Co. (United States)(2)	5,915	205
OYO Geospace Corp. (United States)(2)	4,800	506
Penn West Petroleum Ltd. (Canada)	29,765	583
Precision Drilling Corp. (Canada)(2)	53,070	533
Seadrill Ltd. (Bermuda)	25,605	960
Superior Energy Services, Inc. (United States)(2)	8,805	232
Tidewater, Inc. (United States)	4,240	229

		6,269

Industrials—10.0%
AGCO Corp. (United States)(2)	4,785	226
CNH Global N.V. (Netherlands)(2)	11,170	443
Deere & Co. (United States)	7,130	577
Kubota Corp. ADR (Japan)	6,885	333
Lindsay Corp. (United States)	3,025	201
Raven Industries, Inc. (United States)	6,050	369
Rocky Mountain Dealerships, Inc. (Canada)	8,205	95

		2,244

Materials—48.2%
Agrium, Inc. (Canada)	3,760	325
Alamos Gold, Inc. (Canada)	15,225	280
Allied Nevada Gold Corp. (United States)(2)	8,300	270
BHP Billiton Ltd. Sponsored ADR (Australia)	15,199	1,100
CF Industries Holdings, Inc. (United States)	3,705	677
Detour Gold Corp. (Canada)(2)	10,703	267
Du Pont (E.I.) de Nemours & Co. (United States)	5,620	297
Eldorado Gold Corp. (Canada)	27,030	371
Franco-Nevada Corp. (Canada)	14,790	636
Goldcorp, Inc. (Canada)	15,095	680

	SHARES	VALUE
Materials—continued
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	137,132	$433
Ivanhoe Mines Ltd. (Canada)(2)	10,690	168
Major Drilling Group International (Canada)	56,565	939
Monsanto Co. (United States)	5,825	465
New Gold, Inc. (Canada)(2)	60,182	595
Perseus Mining Ltd. (Australia)(2)	103,287	251
Potash Corp. of Saskatchewan, Inc. (Canada)	12,070	551
Royal Gold, Inc. (United States)	12,405	809
Silver Wheaton Corp. (Canada)	18,641	619
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,680	275
Syngenta AG ADR (Switzerland)	7,140	491
Tahoe Resources, Inc. (Canada)(2)	12,780	269

		10,768
TOTAL COMMON STOCKS (Identified Cost $20,246)		21,032

EXCHANGE-TRADED FUNDS—3.5%
PowerShares DB Gold Fund (United States)(2)	13,602	786
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $713)		786
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified Cost $20,959)		21,818

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	558,414	558
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $558)		558
TOTAL INVESTMENTS—100.0% (Identified Cost $21,517)		22,376	(1)
Other assets and liabilities, net—0.0%		(5)

NET ASSETS—100.0%		$22,371

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SAB	de CV A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
Canada	39%
United States	34
Australia	6
United Kingdom	5
Bermuda	4
Netherlands	4
Switzerland	2
Other	6
Total	100%
† % of total investments as of March 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$21,032	$21,032
Exchange-Traded Funds	786	786
Short-Term Investments	558	558

Total Investments	$22,376	$22,376

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $865 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—2.6%
Eutelsat Communications SA (France)	21,430	$792
SES SA (Luxembourg)	49,840	1,237

		2,029

Energy—24.0%
Enbridge, Inc. (Canada)	149,660	5,814
Spectra Energy Corp. (United States)	140,820	4,443
TransCanada Corp. (Canada)	92,310	3,969
Williams Cos., Inc. (The) (United States)	147,050	4,531

		18,757

Financials—2.8%
American Tower Corp. (United States)	35,090	2,211

Industrials—14.7%
Abertis Infraestructuras S.A. (Spain)	86,320	1,470
Atlantia SpA (Italy)	92,952	1,543
Ferrovial SA (Spain)	71,840	826
Flughafen Zuerich AG (Switzerland)	2,414	935
Fraport AG Frankfurt Airport Services Worldwide (Germany)	20,960	1,312
Koninklijke Vopak NV (Netherlands)	36,110	2,080
Transurban Group (Australia)	418,020	2,425
Vinci SA (France)	17,390	907

		11,498

Telecommunication Services—24.0%
AT&T, Inc. (United States)	121,910	3,807
BCE, Inc. (Canada)	19,200	769
BT Group plc (United Kingdom)	264,800	959
Crown Castle International Corp. (United States)(2)	37,100	1,979
Nippon Telegraph & Telephone Corp. ADR (Japan)	33,410	756
Singapore Telecommunications Ltd. (Singapore)	548,400	1,374
Telefonica S.A. Sponsored ADR (Spain)	59,440	975
TELUS Corp. (Canada)	27,350	1,587
Verizon Communications, Inc. (United States)	46,000	1,759
Vodafone Group plc Sponsored ADR (United Kingdom)	131,330	3,634
Windstream Corp. (United States)	94,350	1,105

		18,704

	SHARES	VALUE
Utilities—31.4%
Allete, Inc. (United States)	13,900	$577
APA Group (Australia)	160,050	845
CenterPoint Energy, Inc. (United States)	50,330	992
Centrica plc (United Kingdom)	140,310	710
CMS Energy Corp. (United States)	46,960	1,033
Dominion Resources, Inc. (United States)	26,320	1,348
DTE Energy Co. (United States)	13,730	755
E.ON AG (Germany)	23,550	564
FirstEnergy Corp. (United States)	17,650	805
ITC Holdings Corp. (United States)	16,260	1,251
National Grid plc (United Kingdom)	96,770	976
NextEra Energy, Inc. (United States)	22,290	1,361
NiSource, Inc. (United States)	43,490	1,059
Northeast Utilities (United States)	21,170	786
Northwest Natural Gas Co. (United States)	15,530	705
NV Energy, Inc. (United States)	52,890	853
ONEOK, Inc. (United States)	13,600	1,111
Public Service Enterprise Group, Inc. (United States)	29,930	916
Questar Corp. (United States)	25,440	490
Sempra Energy (United States)	24,280	1,456
SevernTrent plc (United Kingdom)	39,075	965
Southern Co. (The) (United States)	25,990	1,168
Terna Rete Elettrica Nazionale S.p.A. (Italy)	194,820	783
United Utilities Group plc (United Kingdom)	78,750	758
Wisconsin Energy Corp. (United States)	37,600	1,323
XCEL Energy, Inc. (United States)	36,000	953

		24,543
TOTAL COMMON STOCKS (Identified Cost $61,926)		77,742
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified cost $61,926)		77,742

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	388,831	389
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $389)		389
TOTAL INVESTMENTS—100.0% (Identified Cost $62,315)		78,131	(1)
Other assets and liabilities, net—(0.0)%		(7)

NET ASSETS—100.0%		$78,124

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SA	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
SpA	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	50%
Canada	16
United Kingdom	10
Australia	4
Spain	4
Italy	3
Netherlands	3
Other	10
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$77,742	$77,742
Short-Term Investments	389	389

Total Investments	$78,131	$78,131

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $19,040 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.8%

Consumer Staples—0.8%
Companhia de Bebidas das Americas 2.47% (Brazil)	17,360	$717
TOTAL PREFERRED STOCK (Identified Cost $481)		717

COMMON STOCKS—96.0%

Consumer Discretionary—15.0%
Amazon.com, Inc. (United States)(2)	11,171	2,262
Bureau Veritas SA (France)	14,650	1,290
Chipotle Mexican Grill, Inc. (United States)(2)	2,300	962
Las Vegas Sands Corp. (United States)	33,617	1,935
McDonald’s Corp. (United States)	34,632	3,397
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	272,000	0
Sands China Ltd. (Hong Kong)	429,930	1,680
Starbucks Corp. (United States)	17,300	967
Wynn Macau Ltd. (Hong Kong)	233,768	683

		13,176

Consumer Staples—35.1%
Altria Group, Inc. (United States)	42,640	1,316
Anheuser-Busch InBev NV (Belgium)	22,029	1,609
British American Tobacco plc (United Kingdom)	88,715	4,471
Casey’s General Stores, Inc. (United States)	17,300	960
Coca-Cola Amatil Ltd. (Australia)	62,527	808
Coca-Cola Co. (The) (United States)	51,592	3,818
Imperial Tobacco Group plc (United Kingdom)	76,073	3,085
ITC Ltd. (India)	503,872	2,244
Nestle India Ltd. (India)	13,675	1,243
Nestle S.A. Registered Shares (Switzerland)	49,225	3,097
Philip Morris International, Inc. (United States)	58,620	5,194
Tesco plc (United Kingdom)	287,539	1,518
Unilever NV (Netherlands)	44,697	1,521

		30,884

Energy—1.6%
Core Laboratories NV (Netherlands)	10,557	1,389

Financials—11.6%
Berkshire Hathaway, Inc. Class B (United States)(2)	19,402	1,574
Housing Development Finance Corp. (India)	273,418	3,614
Housing Development Finance Corp. Bank Ltd. (India)	228,170	2,328
Housing Development Finance Corp. Bank Ltd. ADR (India)	28,572	974

	SHARES	VALUE
Financials—continued
IntercontinentalExchange, Inc. (United States)(2)	6,904	$949
Redecard S.A. (Brazil)	39,327	764

		10,203

Health Care—6.8%
Mead Johnson Nutrition Co. (United States)	18,816	1,552
Novo Nordisk A/S Class B (Denmark)	9,888	1,369
Perrigo Co. (United States)	5,038	521
Valeant Pharmaceuticals International, Inc. (Canada)(2)	47,166	2,529

		5,971

Information Technology—19.2%
Apple, Inc. (United States)(2)	7,577	4,542
Baidu.com, Inc. Sponsored ADR (China)(2)	8,474	1,235
Cognizant Technology Solutions Corp. Class A (United States)(2)	11,457	882
FactSet Research Systems, Inc. (United States)	8,900	881
Google, Inc. Class A (United States)(2)	3,797	2,435
International Business Machines Corp. (United States)	5,515	1,151
MasterCard, Inc. Class A (United States)	8,308	3,494
Visa, Inc. Class A (United States)	19,059	2,249

		16,869

Materials—5.0%
Fresnillo plc (United Kingdom)	41,448	1,059
Goldcorp, Inc. (Canada)	28,318	1,277
Newcrest Mining Ltd. (Australia)	34,513	1,061
Praxair, Inc. (United States)	8,525	977

		4,374

Utilities—1.7%
Cia Energetica de Minas Gerais (Brazil)	62,188	1,479
TOTAL COMMON STOCKS (Identified Cost $65,437)		84,345
TOTAL LONG TERM INVESTMENTS—96.8%
(Identified Cost $65,918)		85,062

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	897,877	898
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $898)		898
TOTAL INVESTMENTS—97.8% (Identified Cost $66,816)		85,960	(1)
Other assets and liabilities, net—2.2%		1,912

NET ASSETS—100.0%		$87,872

Abbreviations:

ADR	American Depositary Receipt
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SA	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United States	50%
India	12
United Kingdom	12
Brazil	4
Canada	4
Switzerland	4
Netherlands	3
Other	11
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Equity Securities:
Common Stocks	$84,345	$84,345	$0	(1)
Preferred Stock	717	717	—
Short-Term Investments	898	898	—

Total Investments	$85,960	$85,960	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 security valued at zero at the beginning and end of period

Securities held by the Fund with an end of period value of $31,000 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%

Australia—8.8%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	25,200	47
Dexus Property Group	91,140	82
Goodman Group	127,800	91
Westfield Group	33,750	309
Westfield Retail Trust	42,150	113

		642

Canada—5.2%
Allied Properties Real Estate Investment Trust	1,410	37
Brookfield Properties, Inc.	6,470	112
Canadian Real Estate Investment Trust	1,350	50
Cominar Real Estate Investment Trust	945	22
First Capital Realty, Inc.	2,445	44
RioCan Real Estate Investment Trust	4,387	119

		384

Finland—0.3%
Citycon Oyj	5,450	18

France—5.1%
Fonciere Des Regions	504	41
Klepierre	2,115	73
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	355	39
Unibail-Rodamco	1,088	218

		371

Germany—0.8%
GSW Immobilien AG(2)	1,600	55

Hong Kong—3.4%
Hongkong Land Holdings Ltd.	23,900	139
Link (The)	30,504	113

		252

Italy—0.6%
Beni Stabili SpA	75,478	47

Japan—3.1%
AEON Mall Co., Ltd.	3,770	88
Japan Prime Realty Investment Corp.	11	32
Japan Real Estate Investment Corp.	5	44
Nippon Building Fund, Inc.	7	66

		230

Netherlands—1.9%
Corio N.V.	1,691	89
Eurocommercial Properties N.V.	1,365	52

		141

Norway—0.6%
Norwegian Property ASA	28,975	45

	SHARES	VALUE
Singapore—3.2%
CapitaCommercial Trust	26,000	$25
CapitaMall Trust	27,450	39
CapitaRetail China Trust	48,275	48
Global Logistic Properties Ltd.(2)	45,500	80
Mapletree Logistics Trust	61,545	46

		238

Sweden—1.1%
Castellum AB	3,490	44
Fabege AB	3,850	33

		77

Switzerland—0.2%
PSP Swiss Property AG	165	14

United Kingdom—7.0%
Big Yellow Group plc	15,225	69
British Land Co. plc	9,400	72
Derwent London plc	1,410	39
Great Portland Estates plc	2,571	15
Hammerson plc	12,670	84
Land Securities Group plc	11,331	131
Safestore Holdings plc	22,726	43
SEGRO plc	15,290	58

		511

United States—55.4%
Alexandria Real Estate Equities, Inc.	381	28
Apartment Investment & Management Co. Class A	3,300	87
AvalonBay Communities, Inc.	1,195	169
BioMed Realty Trust, Inc.	4,338	82
Boston Properties, Inc.	1,878	197
BRE Properties, Inc.	1,166	59
Camden Property Trust	1,710	112
Campus Crest Communities, Inc.	584	7
CubeSmart	3,037	36
DCT Industrial Trust, Inc.	2,095	12
DDR Corp.	4,884	71
Digital Realty Trust, Inc.	909	67
Douglas Emmett, Inc.	182	4
Duke Realty Corp.	4,730	68
Equity Lifestyle Properties, Inc.	823	57
Equity Residential	3,894	244
Essex Property Trust, Inc.	769	117
Extra Space Storage, Inc.	5,149	148
General Growth Properties, Inc.	6,739	115
HCP, Inc.	2,979	118
Health Care REIT, Inc.	2,385	131
Host Hotels & Resorts, Inc.	8,658	142
Kilroy Realty Corp.	3,654	170
Kimco Realty Corp.	4,810	93
LaSalle Hotel Properties	2,715	76
Macerich Co. (The)	923	53
Prologis, Inc.	4,781	172
Public Storage	1,660	229
Regency Centers Corp.	620	28
Simon Property Group, Inc.	3,161	461
SL Green Realty Corp.	1,231	96
Taubman Centers, Inc.	1,905	139
UDR, Inc.	3,073	82
Ventas, Inc.	3,372	193

	SHARES	VALUE
United States—continued
Vornado Realty Trust	1,425	$120
Weingarten Realty Investors	2,870	76

		4,059
TOTAL COMMON STOCKS (Identified Cost $5,406)		7,084
TOTAL LONG TERM INVESTMENTS—96.7%
(Identified Cost $5,406)		7,084

SHORT-TERM INVESTMENTS—2.8%

Money Market Mutual Funds—2.8%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	201,963	202
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $202)		202
TOTAL INVESTMENTS—99.5% (Identified Cost $5,608)		7,286	(1)
Other assets and liabilities, net—0.5%		41

NET ASSETS—100.0%		$7,327

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SpA	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United States	59%
Australia	9
United Kingdom	7
Canada	5
France	5
Hong Kong	3
Singapore	3
Other	9
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Equity Securities:
Common Stocks	$7,084	$7,084	$0	(1)
Short-Term Investments	202	202	—

Total Investments	$7,286	$7,286	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 security valued at zero at the beginning and end of period

Securities held by the Fund with an end of period value of $2,451 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GREATER ASIA ex JAPAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%

Consumer Discretionary—14.0%
BEC World plc (Thailand)	38,400	$64
Genting Malaysia Bhd (Malaysia)	126,900	162
Jollibee Foods Corp. (Philippines)	23,900	65
Jubilant Foodworks Ltd. (India)(2)	6,400	148
Kangwon Land, Inc. (South Korea)	2,560	57
L’Occitane International SA (Luxembourg)	61,759	146
Parkson Retail Asia Ltd. (Singapore)	29,600	34
Sands China Ltd. (Hong Kong)	52,164	204
Super Retail Group Ltd. (Australia)	14,670	116
Wynn Macau Ltd. (Hong Kong)	51,854	152

		1,148

Consumer Staples—36.8%
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	20,050	143
British American Tobacco Bhd (Malaysia)	3,300	61
Ceylon Tobacco Co., plc (Sri Lanka)	17,200	69
Coca-Cola Amatil Ltd. (Australia)	13,495	174
Colgate Palmolive India Ltd. (India)	3,400	75
Dabur India Ltd. (India)	34,553	72
Dairy Farm International Holdings Ltd. (Hong Kong)(2)	9,600	100
Emami Ltd. (India)(2)	13,100	104
GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,500	82
Gudang Garam tbk PT (Indonesia)	13,257	80
Guinness Anchor Bhd (Malaysia)	46,935	200
Hengan International Group Co., Ltd. (China)	4,391	44
Hindustan Unilever Ltd. (India)	15,600	126
ITC Ltd. (India)	72,475	323
LG Household & Health Care Ltd. (South Korea)	334	175
Marico Bangladesh Ltd. (Bangladesh)	20,750	97
Nestle India Ltd. (India)	3,000	273
Nestle Malaysia Bhd (Malaysia)	8,700	159
Nestle Pakistan Ltd. (Pakistan)	2,214	109
Orion Corp. (South Korea)	62	44
Pakistan Tobacco Co., Ltd. (Pakistan)	86,903	45
Puregold Price Club, Inc. (Philippines)(2)	141,500	67
Tsingtao Brewery Co., Ltd. (China)	24,883	134
Unilever Indonesia tbk PT (Indonesia)	55,297	121
Unilever Pakistan Ltd. (Pakistan)	1,539	95
Want Want China Holdings Ltd. (China)	41,365	46

		3,018

Financials—16.2%
Bangkok Bank plc (Thailand)	10,100	63
Commercial Bank of Ceylon plc (Sri Lanka)	39,480	31

	SHARES	VALUE
Financials—continued
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)(2)	70,000	$76
Global Logistic Properties Ltd. (Singapore)(2)	70,000	122
Housing Development Finance Corp. (India)	32,159	425
Housing Development Finance Corp. Bank Ltd. (India)	35,155	359
Jammu & Kashmir Bank Ltd. (India)(2)	3,300	60
Oversea-Chinese Banking Corp., Ltd. (Singapore)	10,400	74
Public Bank Bhd (Malaysia)	26,400	118

		1,328

Health Care—2.9%
Glaxosmithkline Pharmaceuticals Ltd (India)	1,300	59
Kalbe Farma tbk PT (Indonesia)	125,000	49
Lupin Ltd. (India)(2)	6,300	65
Sun Pharmaceutical Industries Ltd. (India)(2)	5,900	66

		239

Industrials—8.0%
Jardine Matheson Holdings Ltd. (Hong Kong)	1,718	86
Jardine Strategic Holdings Ltd. (Bermuda)	1,906	58
Jasa Marga tbk PT (Indonesia)	126,900	71
Keells (John) Holdings plc (Sri Lanka)	119,333	192
S1 Corp. (South Korea)	790	37
SM Investments Corp. (Philippines)	2,300	35
Taiwan Secom Co., Ltd. (Taiwan)	45,446	94
UGL Ltd. (Australia)	6,200	85

		658

Information Technology—4.7%
Baidu, Inc. ADR (China)(2)	1,985	289
Tata Consultancy Services Ltd. (India)	4,200	97

		386

Materials—4.6%
Asian Paints Ltd. (India)	1,300	83
Newcrest Mining Ltd. (Australia)	6,883	211
Semen Gresik (Persero) tbk PT (Indonesia)	58,186	78

		372

Telecommunication Services—2.1%
China Mobile Ltd. (China)	15,500	171

Utilities—5.8%
CLP Holdings Ltd. (Hong Kong)	4,200	36
Gujarat Gas Co., Ltd. (India)	3,300	25
Power Assets Holdings Ltd. (Hong Kong)	48,729	358

	SHARES	VALUE
Utilities—continued
Power Grid Corp. of India Ltd. (India)(2)	27,700	$59

		478
TOTAL COMMON STOCKS (Identified Cost $6,318)		7,798
TOTAL LONG TERM INVESTMENTS—95.1%
(Identified cost $6,318)		7,798

SHORT-TERM INVESTMENTS—4.7%

Money Market Mutual Funds—4.7%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	383,184	383
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $383)		383
TOTAL INVESTMENTS—99.8% (Identified Cost $6,701)		8,181	(1)
Other assets and liabilities, net—0.2%		13

NET ASSETS—100.0%		$8,194

Abbreviations:

ADR	American Depositary Receipt
Bhd	private company (Malaysia)
plc	Public Limited Co.
tbk PT	Limted private company (Indonesia)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
India	31%
Hong Kong	11
Malaysia	9
China	8
Australia	7
Indonesia	5
United States	5
Other	24
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS GREATER ASIA ex JAPAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$7,798	$7,798
Short-Term Investments	383	383

Total Investments	$8,181	$8,181

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $5,509 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Consumer Discretionary—15.9%
Bureau Veritas SA (France)	2,760	$243
Compagnie Financiere Richemont SA (Switzerland)	525	33
Domino’s Pizza plc (United Kingdom)	21,607	149
Luxottica Group S.p.A (Italy)	3,675	133
LVMH Moet Hennessy Louis Vuitton S.A. (France)	350	60
Paddy Power plc (Ireland)	2,392	151
Pearson plc (United Kingdom)	9,027	168

		937

Consumer Staples—39.9%
Anheuser-Busch InBev N.V. (Belgium)	3,966	290
British American Tobacco plc (United Kingdom)	5,618	283
Diageo plc (United Kingdom)	6,952	167
Groupe Danone S.A. (France)	1,148	80
Imperial Tobacco Group plc (United Kingdom)	4,312	175
L’Oreal S.A. (France)	725	89
Lindt & Spruengli AG (Switzerland)	15	48
Nestle S.A. Registered Shares (Switzerland)	4,034	254
Pernod-Ricard S.A. (France)	860	90
Philip Morris International, Inc. (United States)	3,294	292
Reckitt Benckiser Group plc (United Kingdom)	1,006	57
SABMiller plc (United Kingdom)	3,596	144
Tesco plc (United Kingdom)	20,527	108
Unilever N.V. (Netherlands)	7,987	272

		2,349

Energy—5.6%
BG Group plc (United Kingdom)	4,167	97
Core Laboratories N.V. (Netherlands)	893	117
Royal Dutch Shell plc A Shares (United Kingdom)	3,342	117

		331

Financials—3.2%
Deutsche Boerse AG (Germany)	1,431	96
Reinet Investments SCA (Luxembourg)(2)	4,746	88

		184

	SHARES	VALUE
Health Care—10.3%
Cie Generale D’optique Essilor International SA (France)	1,366	$122
Fresenius Medical Care AG & Co. KGaA (Germany)	1,489	106
GlaxoSmithKline plc (United Kingdom)	3,279	73
Novartis AG Registered Shares (Switzerland)	1,679	93
Novo Nordisk A/S Class B (Denmark)	1,539	213

		607

Industrials—14.6%
Andritz AG (Austria)	996	98
Brenntag AG (Germany)	750	92
Bunzl plc (United Kingdom)	5,326	86
Indutrade AB (Sweden)	3,293	102
Kuehne & Nagel International AG (Switzerland)	532	72
Orkla ASA (Norway)	13,700	108
Prosegur Cia de Seguridad SA (Spain)	1,126	66
Rolls-Royce Holdings plc (United Kingdom)	8,446	110
SGS SA (Switzerland)	65	126

		860

Information Technology—5.5%
Accenture plc Class A (Ireland)	2,737	177
Domino Printing Sciences PLC (United Kingdom)	9,761	87
SAP AG (Germany)	850	59

		323

Materials—3.7%
Air Liquide SA (France)	883	118
Fresnillo plc (United Kingdom)	3,986	102

		220
TOTAL COMMON STOCKS (Identified Cost $4,214)		5,811
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $4,214)		5,811

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	69,996	70
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $70)		70
TOTAL INVESTMENTS—99.9% (Identified Cost $4,284)		5,881	(1)
Other assets and liabilities, net—0.1%		4

NET ASSETS—100.0%		$5,885

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
KGaA	Kommanditgesellschaft Auf Aktien a limited partnership on shares (Germany).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SA	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
SpA	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing

Country Weightings†
United Kingdom	33%
France	14
Switzerland	11
Germany	6
Netherlands	6
United States	6
Ireland	5
Other	19
Total	100%
† % of total investments as of March 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$5,811	$5,811
Short-Term Investments	70	70

Total Investments	$5,881	$5,881

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $4,690 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.2%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$340		$303
Commonwealth of South Africa Series R206 7.500%, 1/15/14	2,600	ZAR	349
Federative Republic of Brazil 10.250%, 1/10/28	1,100	BRL	720
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(2)	235		230
PIK Interest Capitalization 8.280%, 12/31/33	1,154		856
Republic of Hungary 4.750%, 2/3/15	250		236
United Mexican States Series M, 6.000%, 6/18/15	6,275	MXN	504
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,119)			3,198

MORTGAGE-BACKED SECURITIES—1.3%

Non-Agency—1.3%
Countrywide Alternative Loan Trust 06-13T1, A5 6.000%, 5/25/36	348		245
Goldman Sachs Mortgage Pass-Through Securities – Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(2)	250		258
Mastr Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(2)	326		338
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 3.507%, 6/25/37(3)	575		287
Royal Bank of Scotland Group Mortgage Pass Through Certificates 07-B, 3A2 5.263%, 7/25/35(3)	189		181
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,228)			1,309

ASSET-BACKED SECURITIES—0.6%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	330		243
Residential Funding Mortgage Securities II, Inc. 06-H11, M1 6.010%, 2/25/36	200		186
Terwin Mortgage Trust 04-15AL, A1 144A 5.818%, 7/25/34(2)(3)	165		146
TOTAL ASSET-BACKED SECURITIES (Identified Cost $573)			575

CORPORATE BONDS AND NOTES—85.7%

Consumer Discretionary—18.4%
Affinion Group, Inc. 11.500%, 10/15/15	1,025		971
Ameristar Casinos, Inc. 7.500%, 4/15/21	500		527

	PAR VALUE	VALUE
Consumer Discretionary—continued
AutoNation, Inc. 6.750%, 4/15/18	$115	$124
Brown Shoe Co., Inc. 7.125%, 5/15/19	975	960
Cablevision Systems Corp. 8.000%, 4/15/20	430	457
Caesar’s Entertainment Operating Co., Inc. 10.000%, 12/15/18	645	501
Caesars Operating Escrow LLC / Caesars Escrow Corp. 144A 8.500%, 2/15/20(2)	510	520
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(2)	1,105	1,192
Chrysler Group LLC / Chrysler Group, Inc. 8.250%, 6/15/21	200	203
Cinemark USA, Inc. 8.625%, 6/15/19	670	747
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(2)	300	312
Dana Holding Corp. 6.750%, 2/15/21	730	781
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(2)	400	397
Mediacom LLC / Mediacom Capital Corp. 144A 7.250%, 2/15/22(2)	285	289
MGM Resorts International 7.500%, 6/1/16	710	735
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(2)	475	454
Northwest Airlines Pass-Through-Trust 01-1, B 7.691%, 4/1/17	377	379
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	920	1,021
Rent-A-Center, Inc. 6.625%, 11/15/20	495	516
Scientific Games International, Inc. 9.250%, 6/15/19	965	1,074
Seminole Indian Tribe of Florida 144A 7.750%, 10/1/17(2)	250	272
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(2)	375	383
Toys R Us Property Co. II LLC 8.500%, 12/1/17	250	262
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	355	362
11-1 A 7.125%, 10/22/23	445	467
UAL Pass-Through-Trust 07-01 6.636%, 7/2/22	277	293
UCI International, Inc. 8.625%, 2/15/19	480	496
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	180	180

	PAR VALUE	VALUE
Consumer Discretionary—continued
Series BE-9 9.300%, 7/1/15(5)(6)	$7	$7
Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Series BD-1 9.300%, 7/1/15(5)(6)	203	203
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(2)	720	781
Univision Communications, Inc. 144A 7.875%, 11/1/20(2)	250	264
Valassis Communication, Inc. 6.625%, 2/1/21	885	912
Visteon Corp. 6.750%, 4/15/19	250	255
XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(2)	920	998

		18,296

Consumer Staples—2.3%
B&G Foods, Inc. 7.625%, 1/15/18	300	324
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer 144A 7.875%, 8/15/19(2)	250	270
Select Medical Holdings Corp. 6.494%, 9/15/15(3)	270	243
Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/15	1,000	1,072
Yankee Candle Co., Inc. Series B, 9.750%, 2/15/17	335	349

		2,258

Energy—13.3%
Antero Resources Finance Corp. 144A 7.250%, 8/1/19(2)	500	517
Atwood Oceanics, Inc. 6.500%, 2/1/20	375	396
Bill Barrett Corp. 7.625%, 10/1/19	250	255
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(2)	295	302
Bumi Investment Pte Ltd. 144A 10.750%, 10/6/17(2)	300	328
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	230	240
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	230	243
Chesapeake Energy Corp. 6.625%, 8/15/20	490	501
Cie Generale de Geophysique – Veritas 6.500%, 6/1/21	235	241

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Energy—continued
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	$470	$497
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	335	358
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	210	228
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	125	129
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(2)	280	271
Forest Oil Corp. 7.250%, 6/15/19	350	344
Frontier Oil Corp. 6.875%, 11/15/18	220	230
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(4)	460	501
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(2)	400	403
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	240	253
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	490	511
Lukoil International Finance BV 144A 7.250%, 11/5/19(2)	360	408
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	500	486
OGX Austria GmbH 144A 8.500%, 6/1/18(2)	750	783
Petrohawk Energy Corp. 7.250%, 8/15/18	840	965
Petroleos de Venezuela S.A RegS 8.500%, 11/2/17(4)	970	865
Precision Drilling Corp. 144A 6.500%, 12/15/21(2)	700	735
QEP Resources, Inc. 6.875%, 3/1/21	365	405
Quicksilver Resources, Inc. 7.125%, 4/1/16	400	370
Samson Investment Co. 144A 9.750%, 2/15/20(2)	335	340
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(2)	560	571
TNK-BP Finance S.A. RegS 7.250%, 2/2/20(4)	345	399
Venoco, Inc. 11.500%, 10/1/17	180	188

		13,263

Financials—17.7%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(2)	520	489
Air Lease Corp. 144A 5.625%, 4/1/17(2)	755	756
Aircastle Ltd.
144A 7.625%, 4/15/20(2)	290	290

	PAR VALUE		VALUE
Financials—continued
Ally Financial, Inc. 6.750%, 6/15/15	$2,000		$1,633
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	275		278
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.750%, 3/15/20	1,000		1,097
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(2)	250		261
Banco de Credito del Peru 144A 5.375%, 9/16/20(2)	250		255
Banco do Brasil SA 144A 9.250%, 10/15/49(2)	475		518
CIT Group, Inc. 144A 5.500%, 2/15/19(2)	1,000		1,022
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500		453
Developers Diversified Realty Corp. 7.875%, 9/1/20	195		231
Dycom Investments, Inc. 7.125%, 1/15/21	1,000		1,025
Felcor Lodging LP 6.750%, 6/1/19	1,000		1,015
Ford Motor Credit Co. LLC 5.000%, 5/15/18	920		955
Genworth Financial, Inc. 7.625%, 9/24/21	250		259
Intelsat Jackson Holdings SA 7.250%, 10/15/20	980		1,030
International Lease Finance Corp. 8.750%, 3/15/17	715		797
6.250%, 5/15/19	455		449
Kazkommertsbank JSC 144A 7.875%, 4/7/14(2)	600		596
Morgan Stanley 144A 10.090%, 5/3/17(2)	450	BRL	248
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	565		579
Realogy Corp. 144A 7.875%, 2/15/19(2)	265		266
Regions Financial Corp.
RegS 5.750%, 6/15/15	545		571
7.500%, 5/15/18	250		286
SESI LLC 6.375%, 5/1/19	500		532
Severstal JSC Via Steel Capital SA 144A 6.250%, 7/26/16(2)(7)	695		693
Springleaf Finance Corp.
5.850%, 6/1/13	250		232
5.400%, 12/1/15	250		208
United Rentals Financing Escrow Corp.
144A 5.750%, 7/15/18(2)	10		10
144A 7.375%, 5/15/20(2)	180		185
UPCB Finance V Ltd. 144A 7.250%, 11/15/21(2)	250		266
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(2)(7)	200		198

			17,683

	PAR VALUE	VALUE
Health Care—4.0%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	$465	$480
Biomet, Inc. 11.625%, 10/15/17	400	435
Grifols, Inc. 8.250%, 2/1/18	500	544
HCA, Inc.
8.500%, 4/15/19	285	318
7.500%, 2/15/22	410	438
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	250	256
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(2)	355	372
Symbion, Inc. 8.000%, 6/15/16(2)	120	119
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(2)	250	259
USPI Finance Corp. 144A 9.000%, 4/1/20(2)	500	517
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(2)	300	299

		4,037

Industrials—8.3%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(2)	245	257
Allison Transmission, Inc. 144A 7.125%, 5/15/19(2)	975	1,014
American Standard Americas 144A 10.750%, 1/15/16(2)	495	359
Briggs & Stratton Corp. 6.875%, 12/15/20	155	160
Cemex Finance LLC 144A 9.500%, 12/14/16(2)	550	552
Cenveo Corp. 7.875%, 12/1/13	822	789
CHC Helicopter SA 144A 9.250%, 10/15/20(2)	280	279
Deluxe Corp. 7.000%, 3/15/19	235	244
DynCorp International, Inc. 10.375%, 7/1/17	1,110	970
GeoEye, Inc. 8.625%, 10/1/16	205	214
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	990	1,020
Hexion U.S. Finance Corp. 144A 6.625%, 4/15/20(2)	350	360
Iron Mountain, Inc. 7.750%, 10/1/19	435	477
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(2)	490	512
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	250	272
Masco Corp. 5.950%, 3/15/22	275	276
Pactiv LLC 8.125%, 6/15/17	535	495

		8,250

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Information Technology—6.0%
CommScope, Inc. 144A 8.250%, 1/15/19(2)	$950	$1,017
CoreLogic, Inc. 144A 7.250%, 6/1/21(2)	1,000	1,035
Digicel Ltd. 144A 8.250%, 9/1/17(2)	825	881
First Data Corp. 11.250%, 3/31/16	1,000	910
Freescale Semiconductor, Inc. 144A 9.250%, 4/15/18(2)	390	429
Lender Processing Services, Inc. 8.125%, 7/1/16	1,370	1,438
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(2)	250	263

		5,973

Materials—4.7%
AEP Industries, Inc. 8.250%, 4/15/19	250	264
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(2)	1,000	872
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(2)	275	289
Braskem Finance Ltd. 144A 5.750%, 4/15/21(2)	375	393
Cascades, Inc. 7.875%, 1/15/20	880	873
Edgen Murray Corp. 12.250%, 1/15/15	260	267
FMG Resources August 2006 Pty Ltd. 144A 6.000%, 4/1/17(2)	300	298
Ineos Group Holdings Ltd. 144A 8.500%, 2/15/16(2)	560	532
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	500	470
Taseko Mines Ltd. 7.750%, 4/15/19	165	158
Vedanta Resources plc 144A 9.500%, 7/18/18(2)	250	255

		4,671

Telecommunication Services—7.8%
Cincinnati Bell, Inc. 8.250%, 10/15/17	230	236
Clearwire Communications LLC / Clearwire Finance, Inc. 144A 12.000%, 12/1/15(2)	200	198
Frontier Communications Corp. 8.125%, 10/1/18	295	313
GCI, Inc. 8.625%, 11/15/19	1,130	1,236
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250	269
ITC DeltaCom, Inc. 10.500%, 4/1/16	845	892
MetroPCS Wireless, Inc. 6.625%, 11/15/20	570	568
NII Capital Corp. 7.625%, 4/1/21	750	737
Sprint Capital Corp. 6.875%, 11/15/28	650	497

	PAR VALUE	VALUE
Telecommunication Services—continued
Virgin Media Finance plc 8.375%, 10/15/19	$250	$281
West Corp. 7.875%, 1/15/19	1,030	1,102
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(2)	300	297
Windstream Corp.
8.125%, 9/1/18	95	102
7.000%, 3/15/19	750	769
7.750%, 10/15/20	250	269

		7,766

Utilities—3.2%
Amerigas Finance LLC / Amerigas Finance Corp. 7.000%, 5/20/22	300	307
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	230	231
Calpine Corp.
144A 7.875%, 7/31/20(2)	245	268
144A 7.500%, 2/15/21(2)	490	525
Covanta Holding Corp. 6.375%, 10/1/22	750	765
NRG Energy, Inc. 7.625%, 5/15/19	830	805
Texas Competitive Electric Holdings Co. LLC / Texas Competitive Holdings Finance, Inc. 144A 11.500%, 10/1/20(2)	500	329

		3,230
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $82,785)		85,427

LOAN AGREEMENTS(3)—6.1%

Consumer Discretionary—2.6%
Cengage Learning Acquisitions, Inc. 2.250%, 7/3/14	325	300
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 4.750%, 5/24/17	298	303
Clear Channel Communications, Inc.
Tranche A 3.400%, 7/30/14	256	237
Tranche B, 3.650%, 1/29/16	581	472
Cumulus Media Holdings, Inc. Second Lien 6.000%, 3/18/19	325	330
Fertitta Mortons Restaurant Group 7.250%, 2/1/17	375	375
SRAM LLC Second Lien 7.000%, 12/7/18	235	238
Ti Group Auto 5.500%, 3/14/18	160	161
Transtar Industries, Inc. Second Lien, 8.500%, 12/21/17	200	201

		2,617

	PAR VALUE	VALUE
Financials—1.6%
Asurion LLC (Asurion Corp.) Second Lien 7.500%, 5/24/19	$230	$234
iStar Financial, Inc.
Tranche A-2 5.750%, 6/30/14	375	375
Tranche A-2 5.750%, 3/31/17	250	251
Lonestar Intermediate Super Holdings, LLC 9.500%, 9/2/19	92	93
MMM Holdings, Inc. Tranche B 0.000%, 3/20/17	125	125
Nuveen Investments, Inc. Second Lien 7.000%, 2/28/19	191	194
Springleaf Financial Funding Co. (American General Finance Corp.) 4.250%, 5/10/17	300	276

		1,548

Industrials—0.6%
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.780%, 6/30/14	277	259
NAMM Holdings, Inc. 0.000%, 0/0/0	125	121
Zuffa LLC 7.190%, 6/19/15	185	185

		565

Information Technology—1.3%
Blue Coat Systems, Inc. First Lien 6.000%, 2/15/18	285	285
DynCorp International LLC 4.500%, 7/7/16	190	190
First Data Corp.
Tranche B-3 2.750%, 9/24/14	125	121
5.000%, 3/24/17	89	85
Lawson Software, Inc. (SoftBrands, Inc.) Tranche B 5.000%, 3/16/18	400	403
Spansion LLC 3.500%, 2/9/15	222	222

		1,306
TOTAL LOAN AGREEMENTS (Identified Cost $5,966)		6,036

	SHARES

PREFERRED STOCK—0.5%

Financials—0.5%
GMAC Capital Trust I Series 2 8.125%	20,800	481
TOTAL PREFERRED STOCK (Identified Cost $520)		481
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified Cost $94,191)		97,026

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	2,026,174	$2,026
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,026)		2,026
TOTAL INVESTMENTS—99.4% (Identified Cost $96,217)		99,052	(1)
Other assets and liabilities, net—0.6%		613

NET ASSETS—100.0%		$99,665

Abbreviations:

ADS	American Depositary Share
BV	Besloten Vennootschap. Limited liability company (Netherlands).
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SA	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
ScA	Societe en commandite par actions. Limited partnership with share capital. (Belgium).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $31,868 or 32.0% of net assets.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is the borrower.

Foreign Currencies:

BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand

Country Weightings†
United States	80%
Brazil	3
Bermuda	2
Canada	2
Luxembourg	2
United Kingdom	1
Venezuela	1
Other	9
Total	100%
† % of total investments as of March 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Debt Securities:
Asset-Backed Securities	$575	$—	$575	$—
Corporate Bonds And Notes	85,427	—	85,036	391
Foreign Government Securities	3,198	—	3,198	—
Loan Agreements	6,036	—	6,036	—
Mortgage-Backed Securities	1,309	—	1,309	—
Equity Securities:
Preferred Stock	481	—	481	—
Short-Term Investments	2,026	2,026	—	—

Total Investments	$99,052	$2,026	$96,635	$391

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2011:	$511
Accrued discount/(premium)	— (c)
Realized gain (loss)	(4,800)
Change in unrealized appreciation (depreciation)	4,822
Purchases	—
Sales(b)	(142)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2012	$391

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.

See Notes to Financial Statements

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.2%

Consumer Discretionary—5.2%
adidas AG (Germany)	2,280	$178
British Sky Broadcasting Group plc (United Kingdom)	15,700	170
Reed Elsevier NV (Netherlands)	26,620	340
Sumitomo Rubber Industries Ltd. (Japan)	24,900	330

		1,018

Consumer Staples—11.2%
British American Tobacco plc (United Kingdom)	4,200	212
Colruyt SA (Belgium)	9,310	374
Nestle SA Registered Shares (Switzerland)(3)	10,180	641
Swedish Match AB (Sweden)	5,540	221
Tesco plc (United Kingdom)	41,400	218
Unilever NV (Netherlands)	6,222	212
Woolworths Ltd. (Australia)	12,120	326

		2,204

Energy—9.7%
BP plc (United Kingdom)	26,800	198
CNOOC Ltd. (Hong Kong)	121,000	249
Royal Dutch Shell plc A Shares (United Kingdom)	10,340	362
Royal Dutch Shell plc B Shares (United Kingdom)	8,000	281
Sakari Resources Ltd. (Singapore)	49,000	91
Total SA (France)	10,000	510
Woodside Petroleum Ltd. (Australia)	5,810	210

		1,901

Financials—10.3%
Hang Seng Bank Ltd. (Hong Kong)	26,000	346
Legal & General Group plc (United Kingdom)	121,900	255
Malayan Banking Bhd (Malaysia)	106,545	308
QBE Insurance Group Ltd. (Australia)	24,080	353
Tokyu REIT, Inc. (Japan)	43	228
United Overseas Bank Ltd. (Singapore)	16,200	236
Zurich Financial Services AG (Switzerland)(2)	1,090	293

		2,019

Health Care—10.7%
GlaxoSmithKline plc (United Kingdom)	11,800	264
Novartis AG Registered Shares (Switzerland)	8,530	472
Roche Holding AG (Switzerland)	3,350	583
Sanofi-Aventis S.A. (France)	5,280	410
Teva Pharmaceutical Industries Ltd. (Israel)	8,347	369

		2,098

	SHARES	VALUE
Industrials—11.7%
Brambles Ltd. (Australia)	37,000	$272
ComfortDelgro Corp., Ltd. (Singapore)	197,000	244
Deutsche Post AG Registered Shares (Germany)	13,955	269
Koninklijke Vopak NV (Netherlands)	1,930	111
Legrand SA (France)	6,210	229
Makita Corp. (Japan)	7,800	313
Mitsubishi Electric Corp. (Japan)	33,000	292
Panalpina Welttransport Holding AG Registered Shares (Switzerland)	1,310	140
Schindler Holding AG (Switzerland)	1,003	121
Toyota Tsusho Corp. (Japan)	14,700	299

		2,290

Information Technology—9.1%
Advantech Co., Ltd (Taiwan)	61,000	212
ASM Pacific Technology Ltd. (Hong Kong)	17,200	251
Computershare Ltd. (Australia)	25,900	241
Media Tek, Inc. (Taiwan)	11,000	105
SAP AG (Germany)	4,800	335
Venture Corp., Ltd. (Singapore)	20,000	136
VTech Holdings Ltd. (Hong Kong)	24,000	308
Wincor Nixdorf AG (Germany)	4,172	205

		1,793

Materials—10.0%
Air Liquide SA (France)	2,600	347
CRH plc (Ireland)	11,000	224
Fuchs Petrolub AG (Germany)	4,974	278
Givaudan SA Registered Shares (Switzerland)(2)	116	112
Lafarge Malayan Cement Bhd (Malaysia)	79,800	188
Rio Tinto Ltd. (Australia)	2,130	144
Shin-Etsu Chemical Co., Ltd. (Japan)	5,100	295
Symrise AG (Germany)	7,784	225
Syngenta AG Registered Shares (Switzerland)	400	138

		1,951

Telecommunication Services—13.1%
Belgacom SA (Belgium)	6,940	223
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	77,446	127
Chunghwa Telecom Co., Ltd. (Taiwan)	75,600	233
Koninklijke KPN NV (Netherlands)	26,120	287
StarHub Ltd. (Singapore)	95,900	237
Telefonica S.A. (Spain)	20,710	339
Telekom Malaysia Bhd (Malaysia)	167,800	291
Telenor ASA (Norway)	11,020	204
Telstra Corp., Ltd. (Australia)	75,000	256
Vodafone Group plc (United Kingdom)	133,500	368

		2,565

	SHARES	VALUE
Utilities—5.2%
National Grid plc (United Kingdom)	22,100	$223
Power Assets Holdings Ltd. (Hong Kong)	55,000	404
Scottish & Southern Energy plc (United Kingdom)	9,000	191
United Utilities Group plc (United Kingdom)	20,500	198

		1,016
TOTAL COMMON STOCKS (Identified Cost $17,839)		18,855
TOTAL LONG TERM INVESTMENTS—96.2%
(Identified cost $17,839)		18,855

SHORT-TERM INVESTMENTS—3.3%

Money Market Mutual Funds—3.3%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	638,195	638
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $638)		638
TOTAL INVESTMENTS—99.5% (Identified Cost $18,477)		19,493	(1)
Other assets and liabilities, net—0.5%		101

NET ASSETS—100.0%		$19,594

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
Bhd	private company (Malaysia)
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for forward currency contracts.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings†
United Kingdom	15%
Switzerland	13
Australia	9
Japan	9
France	8
Germany	8
Hong Kong	8
Other	30
Total	100%
† % of total investments as of March 31, 2012

At March 31, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Receive		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	100	USD	102	State Street Bank & Trust Co.	10/15/12	$101	$(1)

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	1,800	USD	1,808	State Street Bank & Trust Co.	10/15/12	$1,825	$(17)

							$(18)

AUD Australian Dollar	USD United States Dollar

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Investments in Securities:
Equity Securities:
Common Stocks	$18,855	$18,855	$—
Short-term Investments	638	638	—

Total Investments	$19,493	$19,493	$—

Other Financial Instruments:
Forward Currency Contracts*	$(18)	$—	$(18)

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $18,613 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

*	Valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Financial Statements

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%

Australia—19.5%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	217,052	402
Dexus Property Group	823,115	742
Goodman Group	1,144,280	818
Westfield Group	275,573	2,521
Westfield Retail Trust	279,173	746

		5,229

Canada—12.7%
Allied Properties Real Estate Investment Trust	15,315	398
Brookfield Properties, Inc.	54,750	952
Canadian Real Estate Investment Trust	12,345	457
Cominar Real Estate Investment Trust	8,415	198
First Capital Realty, Inc.	22,035	394
RioCan Real Estate Investment Trust	37,050	1,004

		3,403

Finland—0.8%
Citycon Oyj	60,600	203

France—12.3%
Fonciere Des Regions	4,860	390
Klepierre	19,084	662
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	2,947	325
Unibail-Rodamco	9,515	1,903

		3,280

Germany—2.1%
GSW Immobilien AG(2)	15,900	550

Hong Kong—8.2%
Hongkong Land Holdings Ltd.	204,100	1,186
Link (The)	270,441	1,006

		2,192

Italy—1.4%
Beni Stabili SpA	616,257	383

Japan—7.3%
AEON Mall Co., Ltd.	31,630	735
Japan Prime Realty Investment Corp.	99	284
Japan Real Estate Investment Corp.	41	361
Nippon Building Fund, Inc.	60	570

		1,950

Netherlands—4.6%
Corio N.V.	14,540	767
Eurocommercial Properties N.V.	12,097	458

		1,225

	SHARES	VALUE
Norway—1.3%
Norwegian Property ASA	230,600	$360

Singapore—7.3%
CapitaCommercial Trust	118,400	115
CapitaMall Trust	234,650	337
CapitaRetail China Trust	407,725	401
Global Logistic Properties Ltd.(2)	395,500	692
Mapletree Logistics Trust	540,544	406

		1,951

Sweden—2.6%
Castellum AB	31,366	395
Fabege AB	36,200	312

		707

Switzerland—0.5%
PSP Swiss Property AG(2)	1,491	132

United Kingdom—16.6%
Big Yellow Group plc(2)	131,161	596
British Land Co. plc	77,305	593
Derwent London plc	11,846	331
Great Portland Estates plc	22,818	131
Hammerson plc	109,309	727
Land Securities Group plc	97,685	1,129
Safestore Holdings plc	223,876	422
SEGRO plc	139,057	522

		4,451
TOTAL COMMON STOCKS (Identified Cost $21,118)		26,016
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified Cost $21,118)		26,016

SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Funds—2.2%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	597,628	$598
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $598)		598
TOTAL INVESTMENTS—99.4% (Identified Cost $21,716)		26,614	(1)
Other assets and liabilities, net—0.6%		151

NET ASSETS—100.0%		$26,765

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
Australia	20%
United Kingdom	17
Canada	13
France	12
Hong Kong	8
Japan	7
Singapore	7
Other	16
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Equity Securities:
Common Stocks	$26,016	$26,016	$0	(1)
Short-Term Investments	598	598	—

Total Investments	$26,614	$26,614	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 security valued at zero at the beginning and end of period

Securities held by the Fund with an end of period value of $20,970 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.3%

Kentucky—0.2%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$505		$521

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	160		118

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	345		220
TOTAL MUNICIPAL BONDS (Identified Cost $983)			859

FOREIGN GOVERNMENT SECURITIES—9.6%
Bolivarian Republic of Venezuela 8.500%, 10/8/14	560		564
9.250%, 9/15/27	1,035		918
9.375%, 1/13/34	950		796
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	1,987	AUD	2,060
Series 118, 6.500%, 5/15/13	1,550	AUD	1,656
Commonwealth of Canada 2.000%, 9/1/12	3,899	CAD	3,924
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	2,104	NZD	1,790
Series 415, 6.000%, 4/15/15	220	NZD	196
Commonwealth of South Africa Series R206 7.500%, 1/15/14	7,100	ZAR	952
Federative Republic of Brazil
12.500%, 1/5/22	1,725	BRL	1,255
10.250%, 1/10/28	2,530	BRL	1,656
Kingdom of Norway Series 470 6.500%, 5/15/13	4,243	NOK	785
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		370
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	628		615
PIK Interest Capitalization 8.280%, 12/31/33	5,095		3,778
Series GDP 4.368%, 12/15/35(3)	1,740		231
Republic of Colombia 12.000%, 10/22/15	925,000	COP	649
Republic of Hungary 4.750%, 2/3/15	775		732

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	$6,200,000	IDR	$712
Republic of Lithuania
144A 7.375%, 2/11/20(4)	500		585
144A 6.625%, 2/1/22(4)	450		498
Republic of Poland Series 0414, 5.750%, 4/25/14	4,405	PLZ	1,448
Republic of Turkey
0.000%, 4/25/12	880	TRY	490
9.000%, 3/5/14	570	TRY	320
6.750%, 5/30/40	500		548
State of Qatar 144A 4.500%, 1/20/22(4)	550		574
United Mexican States Series M, 6.000%, 6/18/15	23,167	MXN	1,860
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $27,643)			29,962

MORTGAGE-BACKED SECURITIES—11.6%

Non-Agency—11.6%
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	750		791
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(3)	1,000		1,016
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.714%, 4/12/38(3)	900		962
06-PW12, AM 5.941%, 9/11/38(3)	650		700
06-PW14, A4 5.201%, 12/11/38	350		393
05-PW10, AM 5.449%, 12/11/40(3)	725		754
06-PW13, AM 5.582%, 9/11/41(3)	1,360		1,448
07-T28, A4 5.742%, 9/11/42(3)	800		924
07-PW18, A4 5.700%, 6/11/50	750		856
07-PW18, AM 6.084%, 6/11/50(3)	725		763
Citigroup/Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.400%, 7/15/44(3)	610		655
07-CD4, A4 5.322%, 12/11/49	475		519
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	1,262		1,246
06-13T1, A5 6.000%, 5/25/36	905		639

	PAR VALUE	VALUE
Non-Agency—continued
06-13T1, A11 6.000%, 5/25/36	$968	$675
Countrywide Home Loan Mortgage Pass-Through-Trust 04-R1, 2A, 144A 6.500%, 11/25/34(4)	568	578
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.596%, 2/15/39(3)	456	488
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	355	359
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	595	609
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3 5.134%, 8/10/38	450	468
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 6.098%, 8/10/45(3)	1,300	1,442
Goldman Sachs Mortgage Pass-Through Securities – Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	1,418	1,462
Homebanc Mortgage Trust 05-4, A2 0.572%, 10/25/35(3)	1,254	890
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	315
06-CB17, AM 5.464%, 12/12/43	900	890
06-LDP7, AM 6.065%, 4/15/45(3)	1,000	1,079
06-LDP9, A3 5.336%, 5/15/47	850	931
07-LD12, A4 5.882%, 2/15/51(3)	750	841
Lehman Brothers – UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	1,100	1,216
05-C3, AM 4.794%, 7/15/40	350	371
07-C7, A3 5.866%, 9/15/45(3)	600	680
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.111%, 7/15/44(3)	500	569
Mastr Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	868	900
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	1,260	1,361
Merrill Lynch Mortgage Trust 06-C1, AM 5.848%, 5/12/39(3)	715	769
Morgan Stanley Capital I
05-HQ5, A3 5.007%, 1/14/42	24	24

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
07-IQ14, A4 5.692%, 4/15/49(3)	$820	$895
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 3.902%, 6/25/37(3)	1,724	859
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	1,292	1,312
04-R3, A1 144A 6.500%, 2/25/35(4)	550	559
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,300	1,257
Royal Bank Scotland Group Mortgage Pass-Through Certificates 07-B, 3A2 5.275%, 7/25/35(3)	572	547
Wachovia Bank Commercial Mortgage Trust 07-C33, A4 6.098%, 7/15/17(3)	550	609
07-C30, A5 5.342%, 12/15/43	410	443
Washington Mutual Commercial Mortgage Securities Trust 06-SL, A, 144A 5.303%, 11/23/43(3)(4)	676	660
Wells Fargo Mortgage Backed Securities Trust 07-16, 1A7 6.000%, 12/28/37	393	370
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $32,669)		36,094

ASSET-BACKED SECURITIES—4.0%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	969	714
AmeriCredit Automobile Receivables Trust
11-4, E, 144A 6.530%, 1/8/19(4)	300	308
11-5, E 6.760%, 3/8/19	600	604
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	605	591
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37(3)	1,650	1,652
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	556	573
Conseco Financial Corp. 01-3, A4 7.600%, 4/15/26(3)	834	769
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	481	467

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
05-12, 1A4 5.323%, 2/25/36(3)	$1,150	$1,123
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	1,250	1,280
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	1,433	1,376
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	565	566
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	408	416
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	943	870
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	304	296
Terwin Mortgage Trust 04-15AL, A1 144A 5.826%, 7/25/34(3)(4)	479	421
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	396	399
TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,246)		12,425

CORPORATE BONDS AND NOTES—55.3%

Consumer Discretionary—7.2%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	315	354
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	175	193
Boyd Gaming Corp. 9.125%, 12/1/18	215	225
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	400	303
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	170	183
Chrysler Group LLC / Chrysler Group, Inc. 8.000%, 6/15/19	500	505
Citycenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	189	200
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	750	779
Clear Channel Communications, Inc. 9.000%, 3/1/21	500	453
CSC Holdings LLC 144A 6.750%, 11/15/21(4)	650	680
Dana Holding Corp. 6.500%, 2/15/19	426	454
DISH DBS Corp. 7.125%, 2/1/16	600	667

	PAR VALUE		VALUE
Consumer Discretionary—continued
Gap, Inc. (The) 5.950%, 4/12/21	$300		$303
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	200	CAD	208
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	715		710
Hyatt Hotels Corp.
144A 5.750%, 8/15/15(4)	100		110
5.375%, 8/15/21	500		533
International Game Technology 7.500%, 6/15/19	580		679
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	400		362
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	400		400
JO-ANN STORES, Inc. 144A 8.125%, 3/15/19(4)	500		505
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	65		73
Landry’s Restaurants, Inc. 11.625%, 12/1/15	245		274
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19	750		818
MGM Resorts International
7.500%, 6/1/16	745		771
7.625%, 1/15/17	400		415
Mobile Mini, Inc. 6.875%, 5/1/15	350		355
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	700		669
NCL Corp. Ltd. 11.750%, 11/15/16	500		581
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,019		1,060
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		137
Penn National Gaming, Inc. 8.750%, 8/15/19	700		789
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	650		650
Polymer Group, Inc. 7.750%, 2/1/19	92		97
Production Resource Group, Inc. 144A 8.875%, 5/1/19(4)	250		213
QVC, Inc. 144A 7.500%, 10/1/19(4)	1,070		1,180
River Rock Entertainment Authority (The) 9.000%, 11/1/18	240		187
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16	375		407
Scientific Games International, Inc. 9.250%, 6/15/19	170		189

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Consumer Discretionary—continued
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	$70	$72
Toys R Us Property Co. II LLC 8.500%, 12/1/17	600	629
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	140	155
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	312	318
11-1 A 7.125%, 10/22/23	725	761
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	509	583
07-01 6.636%, 7/2/22	713	756
United Rentals North America, Inc. 10.875%, 6/15/16	198	225
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	125	132
Wyndham Worldwide Corp. 7.375%, 3/1/20	590	711
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	450	493

		22,506

Consumer Staples—0.8%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	365	266
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	71	73
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	250	305
Cencosud SA 144A 5.500%, 1/20/21(4)	400	422
Flowers Foods, Inc. 4.375%, 4/1/22	650	647
Rite Aid Corp. 8.000%, 8/15/20	120	139
Select Medical Holdings Corp. 6.494%, 9/15/15(3)	325	292
Yankee Candle Co., Inc. Series B, 8.500%, 2/15/15	166	171

		2,315

Energy—9.4%
Afren plc 144A 11.500%, 2/1/16(4)	475	519
Antero Resources Finance Corp. 9.375%, 12/1/17	250	272
Atwood Oceanics, Inc. 6.500%, 2/1/20	825	870
Bill Barrett Corp. 7.625%, 10/1/19	650	663

	PAR VALUE	VALUE
Energy—continued
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
8.625%, 10/15/20	$240	$256
144A 7.875%, 4/15/22(4)	1,005	1,030
Bumi Investment Ltd. 144A 10.750%, 10/6/17(4)	725	792
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	763	797
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	725
Chesapeake Energy Corp. 6.625%, 8/15/20	1,185	1,212
Cimarex Energy Co. 5.875%, 5/1/22	1,025	1,048
Coffeyville Resources LLC/Coffeyville Finance, Inc. 144A 10.875%, 4/1/17(4)	675	763
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	110	115
Energy Partners Ltd. 8.250%, 2/15/18	500	507
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	544
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	325	335
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	750	726
Frontier Oil Corp. 6.875%, 11/15/18	210	219
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	935	1,017
144A 8.146%, 4/11/18(4)	460	539
144A 6.510%, 3/7/22(4)	315	343
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	760	766
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	121	127
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	640	674
HollyFrontier Corp. 9.875%, 6/15/17	88	99
Linn Energy LLC/Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	512	504
Lukoil International Finance BV
144A 7.250%, 11/5/19(4)(10)	525	595
144A 6.125%, 11/9/20(4)	500	530
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	550	550
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	600	584
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	800	835

	PAR VALUE	VALUE
Energy—continued
Petrobras International Finance Co. 5.375%, 1/27/21	$500	$538
Petrohawk Energy Corp. 10.500%, 8/1/14	475	531
Petroleos de Venezuela S.A RegS 8.500%, 11/2/17(5)	1,100	981
Petroleos de Venezuela SA 5.250%, 4/12/17	750	576
Petroleos Mexicanos
6.000%, 3/5/20	270	307
5.500%, 1/21/21	550	606
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(11)	535	211
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	244	250
Pioneer Drilling Co.
9.875%, 3/15/18	110	117
144A 9.875%, 3/15/18(4)	120	128
Pride International, Inc. 8.500%, 6/15/19	330	434
QEP Resources, Inc. 6.875%, 3/1/21	480	533
Samson Investment Co. 144A 9.750%, 2/15/20(4)	630	639
SESI LLC 6.375%, 5/1/19	650	692
Swift Energy Co. 8.875%, 1/15/20	500	548
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(4)	1,050	1,071
Tesoro Corp. 6.500%, 6/1/17	680	702
TNK-BP Finance SA
144A 7.500%, 7/18/16(4)	165	186
144A 7.250%, 2/2/20(4)	100	116
Transocean, Inc. 6.375%, 12/15/21	280	315
Venoco, Inc.
11.500%, 10/1/17	600	627
8.875%, 2/15/19	225	207
Weatherford International Ltd. 9.625%, 3/1/19	318	421

		29,292

Financials—18.4%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12(4)	150	152
ABN Amro Bank NV 144A 4.250%, 2/2/17(4)	850	862
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	560	586
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	240	240

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Financials—continued
Air Lease Corp. 144A 5.625%, 4/1/17(4)	$770	$771
Aircastle Ltd. 144A 7.625%, 4/15/20(4)	515	515
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	350	371
Allstate Corp. 6.125%, 5/15/37(3)	680	667
Ally Financial, Inc. 8.000%, 3/15/20	650	725
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	775	785
American International Group, Inc. 8.175%, 5/15/58(3)	650	688
Associated Banc Corp. 5.125%, 3/28/16	355	375
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	443
Banco Bradesco SA/Cayman Island 144A 5.900%, 1/16/21(4)	1,150	1,190
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	600	618
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	600	615
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	550	600
Bank of America Corp. 5.420%, 3/15/17	700	716
Barclays Bank plc
144A 5.926%(3)(4)(8)(9)	600	555
144A 6.050%, 12/4/17(4)	435	447
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	385	412
Brandywine Operating Partnership LP 7.500%, 5/15/15	500	556
Capital One Capital IV 8.875%, 5/15/40(9)	1,000	1,005
Chubb Corp. 6.375%, 3/29/67(3)	680	702
CIT Group, Inc. 144A 7.000%, 5/2/16(4)	1,500	1,507
Citigroup, Inc.
4.875%, 5/7/15	845	876
5.500%, 2/15/17	255	267
City National Corp. 5.250%, 9/15/20	475	477
Discover Bank
8.700%, 11/18/19	250	311
7.000%, 4/15/20	700	803
DuPont Fabros Technology LP 8.500%, 12/15/17	1,325	1,464
Equity One, Inc. 6.250%, 12/15/14	375	404

	PAR VALUE	VALUE
Financials—continued
Export-Import Bank of Korea 5.000%, 4/11/22	$1,000	$1,055
Fidelity National Financial, Inc. 6.600%, 5/15/17	750	794
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	800	796
First Niagara Financial Group, Inc. 6.750%, 3/19/20	500	547
First Tennessee Bank N.A. 5.650%, 4/1/16	705	721
Ford Motor Credit Co., LLC
8.000%, 6/1/14	400	441
6.625%, 8/15/17	255	283
8.125%, 1/15/20	650	788
Genworth Financial, Inc.
5.750%, 6/15/14	500	520
7.625%, 9/24/21	700	724
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	970	752
Hana Bank 144A 4.500%, 10/30/15(4)	400	422
HBOS plc 144A 6.750%, 5/21/18(4)	115	108
HSBC Bank plc 144A 3.100%, 5/24/16(4)	325	331
Huntington Bancshares, Inc. 7.000%, 12/15/20	500	564
ICICI Bank Ltd.
144A 5.750%, 11/16/20(4)	450	442
144A 6.375%, 4/30/22(3)(4)	375	352
ING Bank NV 144A 5.000%, 6/9/21(4)	600	609
International Lease Finance Corp.
6.375%, 3/25/13	625	642
5.650%, 6/1/14	600	613
6.250%, 5/15/19	399	394
Jefferies Group, Inc. 8.500%, 7/15/19	500	555
JPMorgan Chase Capital XXVII Series AA 7.000%, 11/1/39(9)	500	507
Kazkommerts Bank International BV
RegS 8.500%, 4/16/13(5)	500	506
RegS 8.000%, 11/3/15(5)	250	241
Korea Development Bank 3.500%, 8/22/17	700	711
Korea Finance Corp. 4.625%, 11/16/21	700	714
Lincoln National Corp. 6.050%, 4/20/67(3)(9)	300	280
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	600	540
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	750	742
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	150	151

	PAR VALUE		VALUE
Financials—continued
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	$500		$538
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,000	BRL	551
National Retail Properties, Inc. 5.500%, 7/15/21	600		625
ORIX Corp. 5.000%, 1/12/16	343		361
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.250%, 4/1/15	175		181
ProLogis LP 7.625%, 8/15/14	500		556
Prudential Financial, Inc. 8.875%, 6/15/38(3)(9)	450		531
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		502
Regions Bank 7.500%, 5/15/18	750		857
Regions Financial Corp.
RegS 7.750%, 11/10/14(5)	200		219
5.750%, 6/15/15	210		220
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	1,000		994
Resona Bank Ltd. 144A 5.850%(3)(4)(8)(9)	750		780
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370		388
7.648%(3)(8)(9)	550		469
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	285		296
3.950%, 9/21/15	205		207
5.625%, 8/24/20	750		773
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	100		111
144A 6.299%, 5/15/17(4)	380		403
Santander USA 144A 3.724%, 1/20/15(4)	800		781
Sberbank of Russia/Sberbank Capital SA 144A 6.125%, 2/7/22(4)(10)	750		770
Severstal JSC Steel Capital SA 144A 6.250%, 7/26/16(4)	445		444
Shinhan Bank 144A 4.375%, 7/27/17(4)	650		685
SLM Corp. 6.250%, 1/25/16	500		520
Societe Generale SA 144A 5.922%(3)(4)(8)(9)	650		529
Sovereign Bank 8.750%, 5/30/18	400		468
Spansion LLC 7.875%, 11/15/17	350		339
Springleaf Finance Corp. 5.400%, 12/1/15	750		624

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Financials—continued
SunTrust Bank, Inc. 5.400%, 4/1/20	$250	$254
UR Financing Escrow Corp.
144A 5.750%, 7/15/18(4)	25	26
144A 7.375%, 5/15/20(4)	480	492
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	466	466
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(4)(10)	400	396
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(4)	500	523
5.375%, 2/13/17(4)	345	355
Webster Financial Corp. 5.125%, 4/15/14	205	202
Willis North America, Inc. 7.000%, 9/29/19	500	578
XLIT Ltd. 5.750%, 10/1/21	500	545
Yankee Candle Co. Holdings LLC/Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	440	450
Zions Bancorp
5.650%, 5/15/14	225	234
7.750%, 9/23/14	225	246
4.500%, 3/27/17	375	373

		57,412

Health Care—1.3%
Aristotle Holding, Inc. 144A 3.900%, 2/15/22(4)	870	879
Healthsouth Corp. 7.250%, 10/1/18	410	440
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(4)	735	771
Mylan, Inc. 144A 7.625%, 7/15/17(4)	113	125
Omnicare, Inc. 7.750%, 6/1/20	240	268
Patheon, Inc. 144A 8.625%, 4/15/17(4)	110	95
Rotech Healthcare, Inc.
10.750%, 10/15/15	75	75
10.500%, 3/15/18	500	332
Select Medical Corp. 7.625%, 2/1/15	225	224
Symbion, Inc. 8.000%, 6/15/16	589	586
U.S. Oncology, Inc. 0.000%, 2/16/49(7)	300	0
Universal Health Services, Inc. 7.000%, 10/1/18	140	150

		3,945

	PAR VALUE	VALUE
Industrials—6.4%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	$600	$630
America West Airlines 200-1 Pass-Through-Trust 00-1G 8.057%, 7/2/20	485	502
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	669	669
99-1, A1 7.200%, 1/2/19	762	762
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	1,181	1,237
Bombardier, Inc. 144A 5.750%, 3/15/22(4)	465	455
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	795	797
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	725	723
Continental Airlines, Inc. Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	281	294
97-4, A, 6.900%, 1/2/18	458	486
01-1, A1, 6.703%, 6/15/21	241	258
Deluxe Corp. 7.000%, 3/15/19	510	530
Dematic SA 144A 8.750%, 5/1/16(4)	525	549
General Cable Corp. 7.125%, 4/1/17	500	517
Hexion U.S. Finance Corp. 144A 6.625%, 4/15/20(4)	775	796
Iron Mountain, Inc. 7.750%, 10/1/19	650	713
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	570	596
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625	680
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	170	160
LyondellBasell Industries NV 144A 5.750%, 4/15/24(4)	775	775
Marquette Transportation Co./Marquette Transportation Finance Corp. 10.875%, 1/15/17	125	132
Masco Corp. 5.950%, 3/15/22	1,560	1,563
Nortek, Inc. 8.500%, 4/15/21	500	498
Oshkosh Corp. 8.250%, 3/1/17	600	654
Owens Corning, Inc. 6.500%, 12/1/16	595	661
Pactiv LLC 8.125%, 6/15/17	1,645	1,522
Steelcase, Inc. 6.375%, 2/15/21	675	693
Teekay Corp. 8.500%, 1/15/20	300	313
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	515

	PAR VALUE	VALUE
Industrials—continued
U.S. Airways Pass-Through-Trust 01-1G 7.076%, 3/20/21	$521	$502
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	750	840

		20,022

Information Technology—2.8%
Amkor Technology, Inc. 6.625%, 6/1/21	900	935
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	325	343
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	525	550
CDW LLC/CDW Finance Corp. 8.500%, 4/1/19	575	614
CommScope, Inc. 144A 8.250%, 1/15/19(4)	520	556
Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	400	436
Digicel Ltd. 144A 8.250%, 9/1/17(4)	425	454
eAccess Ltd. 144A 8.250%, 4/1/18(4)	400	387
Earthlink, Inc. 8.875%, 5/15/19	225	219
Equinix, Inc. 7.000%, 7/15/21	240	263
First Data Corp. 144A 7.375%, 6/15/19(4)	525	537
Freescale Semiconductor, Inc. 144A 9.250%, 4/15/18(4)	300	330
iGATE Corp. 9.000%, 5/1/16	600	655
Jabil Circuit, Inc. 8.250%, 3/15/18	1,100	1,284
Seagate Technology LLC 7.750%, 12/15/18	600	660
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	500	415

		8,638

Materials—4.4%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	366	422
APERAM 144A 7.375%, 4/1/16(4)	250	246
Arcelormittal 6.250%, 2/25/22	950	960
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(4)	750	789
Berry Plastics Corp. 9.500%, 5/15/18	435	463
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	500	523

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Materials—continued
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	$46	$49
Carpenter Technology Corp. 5.200%, 7/15/21	600	586
Cascades, Inc. 7.875%, 1/15/20	1,100	1,092
Catalyst Paper Corp. 7.375%, 3/1/14(11)	645	13
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	750	767
Commercial Metals Co. 7.350%, 8/15/18	730	755
Edgen Murray Corp. 12.250%, 1/15/15	650	666
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	650	686
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	250	288
Owens-Brockway Glass Container, Inc. 7.375%, 5/15/16	475	537
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)	500	518
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	970	912
Severstal OAO Steel Capital SA 144A 6.700%, 10/25/17(4)(10)	425	432
United States Steel Corp. 7.500%, 3/15/22	860	864
Vale Overseas Ltd. 4.375%, 1/11/22	920	924
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	775	790
Verso Paper Holdings LLC/Verso Paper, Inc. Series B, 11.375%, 8/1/16	750	482

		13,764

Telecommunication Services—2.9%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	200	165
Centurylink, Inc. 5.800%, 3/15/22	750	732
Cincinnati Bell, Inc. 8.250%, 10/15/17	705	724
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	500	514
France Telecom SA 4.125%, 9/14/21	800	833
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	422
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	175	176
Series D 7.375%, 8/1/15	650	630

	PAR VALUE	VALUE
Telecommunication Services—continued
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 6.493%, 2/2/16(4)	$200	$208
Qwest Corp. 8.375%, 5/1/16	200	239
Telecom Italia Capital SA 7.175%, 6/18/19	1,000	1,065
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	305	314
Virgin Media Finance plc Series 1, 9.500%, 8/15/16	377	427
West Corp.
8.625%, 10/1/18	150	165
7.875%, 1/15/19	480	514
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	850	841
Windstream Corp. 7.750%, 10/15/20	1,005	1,080

		9,049

Utilities—1.7%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7.000%, 5/20/22	450	460
AmeriGas Partners LP/AmeriGas Finance Corp. 6.250%, 8/20/19	660	662
Calpine Corp. 144A 7.875%, 1/15/23(4)	1,250	1,356
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	118
Covanta Holding Corp. 6.375%, 10/1/22	1,065	1,087
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	200	204
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	516
Midwest Generation LLC Series B 8.560%, 1/2/16	72	69
NRG Energy, Inc.
7.625%, 1/15/18	105	106
7.625%, 5/15/19	500	485
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, 3/15/20	180	192
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A 10.250%, 11/1/15	200	47

		5,302
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $166,524)		172,245

	PAR VALUE	VALUE
CONVERTIBLE BONDS—0.2%
Transocean, Inc. Series C, 1.500%, 12/15/37	$500	$495
TOTAL CONVERTIBLE BONDS (Identified Cost $483)		495

LOAN AGREEMENTS(3)—16.2%

Consumer Discretionary—5.9%
Advantage Sales & Marketing, Inc. Second Lien 9.250%, 6/18/18	385	385
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	853	873
AMF Bowling Worldwide, Inc. Tranche B, 2.741%, 6/7/13	463	430
Bourland & Leverich Supply Co. LLC 11.250%, 8/19/15	309	329
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	525	531
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	210	217
Tranche B, 9.500%, 4/25/17	300	297
Tranche B-4, 7.500%, 1/28/18	948	858
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	776	717
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	248	252
Clear Channel Communications, Inc.
Tranche A 0.000%, 7/30/14	295	274
Tranche B, 3.641%, 1/29/16	237	193
Cumulus Media Holdings, Inc.
First Lien 5.750%, 9/17/18	399	402
Second Lien 6.500%, 3/18/19	500	508
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	526	531
Fertitta Mortons Restaurant Group 0.000%, 2/1/17	415	415
Focus Brands, Inc. 0.000%, 2/21/18	740	742
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien 10.500%, 1/29/18	500	493

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS—(continued)

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	$464	CAD	$463
Getty Images, Inc. 5.250%, 11/7/16	324		325
Guitar Center, Inc. – Extended Term Loan 5.730%, 4/9/17	250		238
HHI Holdings LLC 0.000%, 3/21/17	846		851
Hubbard Radio LLC Second Lien 8.750%, 4/30/18	600		610
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.242%, 2/1/14	575		567
Kalispel Tribal Economic Authority 7.500%, 2/25/17	479		462
Landry’s Restaurants, Inc. 0.000%, 12/1/14	239		239
Michaels Stores, Inc. Tranche B-2, 5.000%, 7/31/16	509		512
Nielsen Finance LLC Tranche B, 3.993%, 5/2/16	202		203
OT Frencho 2 SAS 0.000%, 8/3/18	725		698
Ozburn-Hessey Holding Co., LLC 8.250%, 4/8/16	349		308
Pinnacle Foods Tranche E, 0.000%, 9/16/18	268		270
Radio One, Inc. 7.500%, 3/31/16	223		221
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	258		256
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	134		134
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	321		309
SRAM LLC Second Lien 10.000%, 12/7/18	229		231
Stackpole Powertrain International ULC 7.500%, 8/2/17	498		499
Ti Group Auto 0.000%, 3/14/18	1,099		1,104
Transtar Industries, Inc. Second Lien, 5.750%, 12/21/17	275		277
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	706		691
Vision Solutions, Inc. Fierst Lien, 6.000%, 7/23/16	442		439

			18,354

	PAR VALUE	VALUE
Consumer Staples—0.4%
Del Monte Foods Co. 4.500%, 3/8/18	$113	$112
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	441	441
Spectrum Brands Holdings, Inc. 6.250%, 6/17/16	539	541
U.S. Foodservice, Inc. 5.750%, 3/31/17	248	247

		1,341

Energy—0.4%
Frac Tech Services International 0.000%, 5/6/16	930	928
Hercules Offshore LLC 7.500%, 7/11/13	268	268

		1,196

Financials—0.9%
Asurion LLC (Asurion Corp.) Second Lien 9.000%, 5/24/19	400	406
iStar Financial, Inc.
Tranche A-2 7.000%, 6/30/14	465	465
Tranche A-2 7.000%, 3/31/17	250	251
Lonestar Intermediate Super Holdings, LLC 0.000%, 9/2/19	108	110
MMM Holdings, Inc. Tranche B 7.000%, 3/20/17	243	242
Nuveen Investments, Inc. Tranche B 8.250%, 2/28/19	464	471
Ocwen Financial Corp. 7.000%, 9/1/16	215	216
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	420	387
Walter Investments, Inc. First Lien 7.750%, 6/30/16	308	310

		2,858

Health Care—1.2%
Alkermes, Inc. First Lien 6.750%, 9/16/17	499	510
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	410	407
Ardent Health Services LLC 9.250%, 9/15/15	490	489
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	295	281

	PAR VALUE	VALUE
Health Care—continued
Medical Card Systems, Inc. 12.000%, 9/17/15(6)	$347	$286
National Specialty Hospitals, Inc. 7.500%, 2/3/17	422	397
Tranche DD 8.250%, 2/3/17	74	70
Res-Care, Inc. Tranche B, 7.750%, 12/22/16	494	494
Sheridan Healthcare, Inc. Tranche B, 3.991%, 6/13/14	99	97
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17	370	370
Surgery Center Holdings, Inc. 6.500%, 2/6/17	400	379

		3,780

Industrials—1.5%
Alliance Laundry Holdings LLC 6.750%, 9/30/16	554	555
API Technologies Corp. 7.750%, 6/27/16	413	413
Brock Holdings Ill, Inc. Second Lien 10.000%, 3/16/18	285	279
CHG Healthcare Services, Inc. First Lien 5.500%, 10/7/16	363	362
Goodman Global, Inc. Second Lien 9.000%, 10/30/17	127	130
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.781%, 6/30/14	964	900
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	158	166
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	596	600
Intelligrated, Inc. 7.500%, 2/17/17	469	469
North American Chemical Corp. (NAMM Holdings, Inc.) 0.000%, 0/0/0	243	236
Protection One 6.250%, 3/21/19	370	367
Vertrue LLC 7.250%, 8/16/14	169	62
Zuffa LLC 0.000%, 6/19/15	207	208

		4,747

Information Technology—3.4%
Applied Systems, Inc. Second Lien 9.250%, 6/8/17	333	332

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS—(continued)

Information Technology—continued
Avaya, Inc.
Tranche B-1 3.241%, 10/24/14	$242	$235
Tranche B-3 4.991%, 10/26/17	487	471
AVG Technologies N.V. 8.250%, 3/15/16	383	376
Blue Coat Systems, Inc. First Lien 7.500%, 2/15/18	550	549
DataTel, Inc. 0.000%, 7/19/18	540	549
DynCorp International LLC 6.250%, 7/7/16	523	524
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	164	164
First Data Corp.
Tranche B-1, 2.992%, 9/24/14	176	170
Tranche B-3 2.992%, 9/24/14	281	271
5.242%, 3/24/17	325	312
Freescale Semiconductor, Inc.
Tranche B-1 4.494%, 12/1/16	389	379
0.000%, 2/28/19	360	359
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	324	320
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
Tranche DD, 6.491%, 3/2/14	174	174
6.491%, 3/2/14	301	300
Instant Web, Inc.
3.616%, 8/7/14	402	364
Tranche DD, 3.616%, 8/7/14	42	38
Ipreo Holdings LLC 8.000%, 8/5/17	498	490
Lawson Software, Inc. (SoftBrands, Inc.)
6.750%, 7/5/17	398	399
Tranche B 0.000%, 3/16/18	1,250	1,259
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	536	534
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	249	220
SonicWALL, Inc. 8.375%, 1/23/16	220	221
Sorenson Communications, Inc. Tranche C 6.000%, 8/16/13	217	214
Spansion LLC 4.750%, 2/9/15	282	282
SRA International, Inc. 6.500%, 7/20/18	545	544

	PAR VALUE	VALUE
Information Technology—continued
Wall Street Systems, Inc. Second Lien 9.000%, 6/20/18	$335	$337

		10,387

Materials—1.2%
Anchor Glass Container Corp. Second Lien 10.000%, 9/2/16	760	760
AZ Chem US. Inc. 7.250%, 12/22/17	600	608
CPG International, Inc. Tranche B, 6.000%, 2/18/17	263	253
General Chemical Corp. Tranche B, 5.375%, 10/6/15	319	319
New Sunward Holding BV Tranche B, 4.742%, 2/14/14	252	232
NewPage Corp. 8.000%, 3/8/13	350	355
Noranda Aluminum Acquisition 0.000%, 2/28/19	825	832
Norit Holding B.V. 6.750%, 7/10/17	338	340

		3,699

Telecommunication Services—1.2%
Hawaiian Telcom Communication 0.000%, 2/28/17	480	477
Level 3 Communications, Inc. Tranche A, 2.659%, 3/13/14	420	415
Presidio, Inc. 0.000%, 3/31/17	225	229
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17	437	433
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	531	525
U.S. TelePacific Corp. 5.750%, 2/23/17	913	875
Univision Communications, Inc. 4.491%, 3/31/17	948	881

		3,835

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 0.000%, 10/10/17	375	209
TOTAL LOAN AGREEMENTS (Identified Cost $50,165)		50,406

	SHARES	VALUE
PREFERRED STOCK—1.3%

Financials—1.2%
Ally Financial, Inc. 144A 7.00%(4)	321	$267
Ally Financial, Inc. Series A, 8.50%	20,000	434
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	675	516
Banco do Brasil S.A. 144A 8.50%(3)(4)	600	689
Bank of America Corp. Series K, 8.00%(3)	375	385
Citigroup Capital XVII Series E 6.35%	8,460	206
FNMA Series S, 8.250%(3)	38	51
JPMorgan Chase & Co. Series 1, 7.90%(3)	247	271
PNC Financial Services Group, Inc. Series K 8.25%(3)	350	359
UOB Cayman Ltd. 144A 5.80%(3)(4)	500	498

		3,676

Industrials—0.1%
Seaspan Corp. Series C, 9.50%	20,000	540
TOTAL PREFERRED STOCK (Identified Cost $4,562)		4,216

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries(2)	446	16
TOTAL COMMON STOCKS (Identified Cost $4)		16
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $295,279)		306,718

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	7,830,921	7,831
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,831)		7,831
TOTAL INVESTMENTS—101.0% (Identified Cost $303,110)		314,549	(1)
Other assets and liabilities, net—(1.0)%		(3,214)

NET ASSETS—100.0%		$311,335

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $81,537 or 26.2% of net assets.

(5)	Regulation S Security. Security is offered ans sold outside of the United States.
(6)	Illiquid security.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	72%
Brazil	3
Argentina	2
Australia	2
Canada	2
Russia	2
United Kingdom	2
Other	15
Total	100%
† % of total investments as of March 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Debt Securities:
Asset-Backed Securities	$12,425	$—	$12,425	$—
Convertible Bonds	495	—	495	—
Corporate Bonds And Notes	172,245	—	172,232	13
Foreign Government Securities	29,962	—	29,962	—
Loan Agreements	50,406	—	50,344	62
Mortgage-Backed Securities	36,094	—	36,094	—
Municipal Bonds	859	—	859	—
Equity Securities:
Common Stocks	16	—	—	16
Preferred Stock	4,216	—	4,216	—
Short-Term Investments	7,831	7,831	—	—

Total Investments	$314,549	$7,831	$306,627	$91

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes		Loan Agreements	Common Stocks
Investments in Securities
Balance as of September 30, 2011:	$5	$0	(c)	$—	$5
Accrued discount/(premium)	—	—		—	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)	11	—		—	11
Purchases	—	—		—	—
Sales(b)	—	—		—	—
Transfers into Level 3(a)	75	13		62	—
Transfers from Level 3(a)	—	—		—	—

Balance as of March 31, 2012	$91	$13		$62	$16

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Security valued at zero at the beginning of period.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.6%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$1,485		$1,325
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	1,654		1,227
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,445)			2,552

ASSET-BACKED SECURITIES—0.9%
AmeriCredit Automobile Receivables Trust 11-5, E 6.760%, 3/8/19	1,000		1,006
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	170		171
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(3)	921		941
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(2)	1,015		852
Terwin Mortgage Trust 04-15AL, A1 144A 5.818%, 7/25/34(2)(3)	693		609
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,615)			3,579

CORPORATE BONDS AND NOTES—10.1%

Consumer Discretionary—1.6%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(3)	315		354
Boyd Gaming Corp. 9.125%, 12/1/18	150		157
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(3)	450		341
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(3)	750		809
Citycenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	462		490
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	800		831
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(3)	140	CAD	145
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(3)	1,040		1,032
inVentiv Health, Inc. 144A 10.000%, 8/15/18(3)	270		244
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	600		600
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(3)	50		56
Landry’s Restaurants, Inc. 11.625%, 12/1/15	166		186
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	525		501

	PAR VALUE	VALUE
Consumer Discretionary—continued
Ono Finance II plc 144A 10.875%, 7/15/19(3)	$315	$288
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	225	225
Production Resource Group, Inc. 144A 8.875%, 5/1/19(3)	500	426

		6,685

Consumer Staples—0.3%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	300	219
Select Medical Holdings Corp. 6.494%, 9/15/15(2)	465	419
Yankee Candle Co., Inc. (The) Series B, 8.500%, 2/15/15	404	415

		1,053

Energy—2.7%
Afren plc 144A 11.500%, 2/1/16(3)	760	830
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	933	975
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	476
Coffeyville Resources LLC / Coffeyville Finance, Inc. 144A 10.875%, 4/1/17(3)	700	791
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	571
Energy Partners Ltd. 8.250%, 2/15/18	1,250	1,267
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,200	1,161
Hercules Offshore, Inc.
144A 7.125%, 4/1/17(3)	750	752
144A 10.500%, 10/15/17(3)	685	721
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	430	430
Petroleos de Venezuela S.A RegS 8.500%, 11/2/17(4)	1,110	990
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(3)(6)	1,350	533
Samson Investment Co. 144A 9.750%, 2/15/20(3)	890	902
Venoco, Inc. 8.875%, 2/15/19	875	805

		11,204

Financials—1.5%
Aircastle Ltd. 144A 6.750%, 4/15/17(3)	120	121
Ally Financial, Inc. 4.500%, 2/11/14	625	627
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	1,300	1,316

	PAR VALUE	VALUE
Financials—continued
Ford Motor Credit Co. LLC 6.625%, 8/15/17	$205	$227
International Lease Finance Corp. 5.750%, 5/15/16	455	455
Severstal JSC Steel Capital SA 144A 6.250%, 7/26/16(3)(7)	890	888
SLM Corp.
6.250%, 1/25/16	750	780
8.450%, 6/15/18	475	530
Spansion LLC 7.875%, 11/15/17	275	267
Springleaf Finance Corp. 5.850%, 6/1/13	500	464
UR Financing Escrow Corp. 144A 5.750%, 7/15/18(3)	55	57
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	605	619

		6,351

Health Care—0.4%
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(3)	405	425
Rotech Healthcare, Inc.
10.750%, 10/15/15	100	100
10.500%, 3/15/18	530	352
Select Medical Corp. 7.625%, 2/1/15	238	236
Symbion, Inc. 8.000%, 6/15/16	495	493

		1,606

Industrials—1.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	875	919
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	970	970
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	1,229	1,288
Dematic SA 144A 8.750%, 5/1/16(3)	700	732
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575	625
Liberty Tire Recycling 144A 11.000%, 10/1/16(3)	165	155
Oshkosh Corp. 8.250%, 3/1/17	1,150	1,253

		5,942

Information Technology—0.6%
CDW LLC / CDW Finance Corp. 8.500%, 4/1/19	725	774
iGATE Corp. 9.000%, 5/1/16	1,025	1,119
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(3)	750	622

		2,515

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—(continued)

Materials—1.2%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(3)	$242	$279
Appleton Papers, Inc. 144A 10.500%, 6/15/15(3)	625	652
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	250	269
Berry Plastics Corp. 9.500%, 5/15/18	1,265	1,347
Catalyst Paper Corp. 7.375%, 3/1/14(6)	300	6
Cemex SAB de CV 144A 5.470%, 9/30/15(2)(3)	750	681
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	750	791
Ineos Group Holdings Ltd. 144A 8.500%, 2/15/16(3)	750	712
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 11.375%, 8/1/16	560	360

		5,097

Telecommunication Services—0.3%
ITC DeltaCom, Inc. 10.500%, 4/1/16	700	738
Level 3 Financing, Inc. 4.506%, 2/15/15(2)	200	195
Nextel Communications, Inc. Series D 7.375%, 8/1/15	300	291

		1,224
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $42,280)		41,677

LOAN AGREEMENTS(2)—87.6%

Consumer Discretionary—26.0%
24 Hour Fitness Worldwide, Inc. Tranche B, 7.500%, 4/22/16	983	985
99 Cents Only Stores 7.750%, 1/11/19	998	1,016
Academy Sports and Outdoors 6.000%, 8/3/18	1,596	1,606
Acosta, Inc. Tranche B, 4.750%, 3/1/18	1,957	1,958
Advantage Sales & Marketing, Inc.
Second Lien, 5.250%, 12/18/17	255	255
Second Lien, 9.250%, 6/18/18	615	616
Affinity Gaming LLC (Herbst Gaming LLC) 10.000%, 12/31/15	2,040	2,087
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/16/18	995	997
AMF Bowling Worldwide, Inc. Tranche B, 2.741%, 6/7/13	547	509
Avis Budget Group, Inc. Tranche B, 6.250%, 9/22/18	300	303

	PAR VALUE	VALUE
Consumer Discretionary—continued
Bourland & Leverich Supply Co. LLC 11.250%, 8/19/15	$276	$293
Boyd Gaming Corp. 3.741%, 12/17/15	2,344	2,310
Bresnan Broadband Holdings LLC Tranche B, 4.500%, 12/14/17	988	988
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	1,637	1,656
Burger King Holdings, Inc. Tranche B, 4.500%, 10/19/16	1,262	1,263
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-2, 0.000%, 1/28/15	1,000	954
Tranche B-4, 9.500%, 10/31/16	1,564	1,612
Tranche B, 9.250%, 4/25/17	900	892
Tranche B-4, 5.492%, 1/28/18	1,520	1,377
Carmike Cinemas, Inc. 5.500%, 1/27/16	754	757
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	882	884
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	883	816
Charter Communications Operating LLC Tranche C, 2.250%, 3/6/14	4	4
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	2,975	3,027
Clear Channel Communications, Inc.
Tranche A, 3.641%, 7/30/14	1,063	985
Tranche B, 3.891%, 1/29/16	4,098	3,329
Cumulus Media Holdings, Inc.
First Lien, 5.750%, 9/17/18	1,994	2,008
Second Lien, 7.500%, 3/18/19	1,000	1,017
Dave & Buster’s, Inc. 5.500%, 6/1/16	1,417	1,417
Delphi Automotive LLP Tranche B, 3.500%, 3/31/17	407	407
DineEquity, Inc. Tranche B-1, 4.250%, 10/19/17	679	680
EMI Group North America Holdings, Inc. 0.000%, 2/15/18	1,630	1,640
Emmis Operating Co. Tranche B, 4.350%, 11/1/13	697	656
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	2,336	2,359
Fertitta Morton’s Restaurants, Inc. 8.750%, 2/1/17	425	425
Focus Brands, Inc. 6.750%, 2/21/18	1,420	1,425

	PAR VALUE		VALUE
Consumer Discretionary—continued
Fram Group Holdings, Inc./Prestone Holdings, Inc.
First Lien 6.500%, 7/29/17	$1,493		$1,505
Second Lien, 10.500%, 1/29/18	500		493
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	923	CAD	922
General Nutrition Center Tranche B, 4.250%, 3/2/18	750		750
Getty Images, Inc.
0.000%, 11/5/15	1,000		1,004
5.250%, 11/7/16	1,206		1,213
Guitar Center, Inc. 5.730%, 4/9/17	525		500
Gymboree Corp. 5.000%, 2/23/18	1,159		1,101
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC 6.500%, 12/22/17	1,500		1,515
HHI Holdings LLC 7.375%, 3/21/17	1,485		1,492
Hubbard Radio LLC
Second Lien, 5.250%, 4/28/17	1,018		1,023
Second Lien, 8.750%, 4/30/18	600		610
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.)
3.242%, 2/1/14	1,000		986
Tranche B, 5.250%, 4/2/18	1,985		2,002
Isle of Capri Casinos 4.750%, 11/1/13	1,485		1,491
J.Crew Group, Inc. 4.750%, 3/7/18	993		977
Jo-Ann Stores, Inc. 4.750%, 3/16/18	972		968
Kalispel Tribal Economic Authority 7.500%, 2/25/17	959		925
KAR Auction Services, Inc. 5.000%, 5/19/17	993		996
Lamar Media Corp. Tranche B, 4.000%, 12/30/16	830		832
Landry’s Restaurants, Inc. 0.000%, 12/1/14	1,127		1,128
Las Vegas Sands LLC
Tranche DD-I, 1.750%, 5/23/14	75		75
Tranche B, 1.750%, 5/23/14	368		363
Tranche B, 2.750%, 11/23/16	1,230		1,189
Tranche DD-I, 2.750%, 11/23/16	248		240
Leslie’s Poolmart, Inc. Tranche B, 4.500%, 11/21/16	1,012		1,012
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	490		491
MCC LLC (Mediacom Broadband Group) Tranche F, 4.500%, 10/23/17	983		979

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS—(continued)

Consumer Discretionary—continued
Metaldyne LLC 5.250%, 5/18/17	$1,038	$1,042
MGM Resorts International (MGM Mirage) 0.000%, 2/23/15	1,500	1,505
Michaels Stores, Inc. Tranche B-2, 5.063%, 7/31/16	1,317	1,324
Midcontinent Communications Tranche B, 4.000%, 12/31/16	1,152	1,147
Neiman Marcus Group, Inc. 4.750%, 5/16/18	3,000	3,001
Nielsen Finance LLC
Tranche A, 2.243%, 8/9/13	93	93
Tranche B, 3.993%, 5/2/16	1,580	1,586
Oberthur Technologies, Inc. Tranche B-3, 0.000%, 3/30/19	1,100	1,059
OSI Restaurant Partners, LLC
Tranche RC, 2.397%, 6/14/13	138	136
3.208%, 6/14/14	1,397	1,376
Ozburn-Hessey Holding Co., LLC First Lien 8.375%, 4/8/16	786	694
Pelican Products, Inc. 5.000%, 3/7/17	889	885
PetCo Animal Supplies, Inc. 4.500%, 11/24/17	1,470	1,471
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	695	697
Pinnacle Foods Finance LLC 0.000%, 9/16/18	214	215
Playboy Enterprises, Inc. 8.250%, 3/6/17	459	454
Radio One, Inc. 7.750%, 3/31/16	606	603
Remy International, Inc. Tranche B, 6.250%, 12/16/16	482	485
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	1,014	1,005
San Juan Cable LLC Tranche B, 6.000%, 6/9/17	993	979
Savers, Inc. 4.250%, 3/4/17	927	929
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,086	1,046
SRAM LLC
Second Lien, 4.750%, 6/7/18	409	409
Second Lien, 8.500%, 12/7/18	571	577
Stackpole Powertrain International ULC 7.500%, 8/2/17	995	998
TI Group Automotive Systems LLC 0.000%, 3/14/18	2,070	2,079
Toys “R” Us, Inc. 6.000%, 9/1/16	1,847	1,854

	PAR VALUE	VALUE
Consumer Discretionary—continued
Transtar Industries, Inc.
5.000%, 12/21/16	$1,975	$1,974
Second Lien, 10.250%, 12/21/17	450	453
U.S. Security Associates Holdings, Inc.
Tranche B, 6.000%, 7/28/17	833	835
6.000%, 7/28/17	163	164
UCI International, Inc. 5.500%, 7/26/17	1,259	1,267
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	2,698	2,640
Vision Solutions, Inc. Fierst Lien, 6.000%, 7/23/16	779	775
VWR Funding, Inc. 2.741%, 6/30/14	1,228	1,221

		107,273

Consumer Staples—5.0%
American Rock Salt Co. LLC 5.500%, 4/25/17	1,220	1,165
Amscan Holdings, Inc. 6.750%, 12/2/17	985	989
BJ’s Wholesale Club, Inc. First Lien, 5.250%, 9/28/18	1,000	1,007
Dean Foods Co. Tranche B, 3.250%, 4/2/16	1,575	1,560
Del Monte Foods Co. 4.500%, 3/8/18	1,613	1,593
Dole Food Co.
Tranche B-2, 5.000%, 7/8/18	695	700
Tranche C-2, 5.111%, 7/8/18	1,243	1,252
JBS USA Holdings, Inc. 4.250%, 5/25/18	993	998
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	1,888	1,890
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	3,721	3,766
Rite Aid Corp. Tranche 5, 4.500%, 3/3/18	972	962
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16	1,304	1,309
U.S. Foodservice, Inc.
2.740%, 7/3/14	1,481	1,432
5.750%, 3/31/17	495	494
Yankee Candle Co., Inc.
4.250%, 2/6/14	378	379
0.000%, 3/2/19	1,000	1,004

		20,500

Energy—2.0%
Buffalo Gulf Coast Terminals LLC 7.500%, 10/31/17	664	667
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	231	237
Energy Transfer Equity LP 3.750%, 3/23/17	2,000	1,965
Frac Tech Services International 0.000%, 5/6/16	2,267	2,262

	PAR VALUE	VALUE
Energy—continued
Helix Energy Solutions Group, Inc. 3.742%, 7/1/16	$511	$510
Hercules Offshore LLC 7.500%, 7/11/13	738	738
Walter Energy, Inc. Tranche B, 0.000%, 4/2/18	1,905	1,899

		8,278

Financials—6.5%
Asurion LLC (Asurion Corp.)
Second Lien, 5.625%, 5/24/18	1,179	1,170
Second Lien, 9.000%, 5/24/19	1,250	1,269
Capital Automotive LP Tranche B, 5.250%, 3/11/17	1,401	1,393
CB Richard Ellis Services, Inc. Tranche D, 3.742%, 9/4/19	993	989
CNO Financial Group, Inc. Tranche B-1, 6.250%, 9/30/16	983	991
First American Payment Systems LP 6.750%, 11/1/16	919	928
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	140	140
International Lease Finance Corp. (Delos Aircraft, Inc.) Tranche 2, 7.000%, 3/17/16	727	730
iPayment, Inc . 5.750%, 5/8/17	470	471
iStar Financial, Inc.
Tranche A-1, 5.000%, 6/28/13	876	876
Tranche A-2, 7.000%, 6/30/14	846	846
Tranche A-2, 7.000%, 3/31/17	500	501
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	300	305
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	813	817
MMM Holdings, Inc. Tranche B, 0.000%, 4/6/17	550	549
MoneyGram International, Inc. 4.250%, 11/17/17	1,914	1,908
Nuveen Investments, Inc.
First Lien Extended, 5.772%, 5/13/17	1,045	1,046
First Lien Additional Extended, 5.803%, 5/13/17	1,380	1,378
Tranche B, 8.250%, 2/28/19	792	805
Ocwen Financial Corp. 7.000%, 9/1/16	860	864
Pinnacle Foods Finance LLC 2.912%, 4/2/14	1,069	1,069
Re/Max International, Inc. 5.500%, 4/16/16	885	883
Realogy Corp.
2.246%, 10/10/16	161	151
First Lien, 4.770%, 10/10/16	1,552	1,450

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS—(continued)

Financials—continued
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	$950	$875
Tomkins, LLC (Pinafore LLC) Tranche B-1, 4.250%, 9/29/16	382	383
TransUnion LLC 4.750%, 2/10/18	1,539	1,556
UPC Financing Partnership 4.750%, 12/31/17	1,600	1,606
Walter Investments, Inc. First Lien, 0.000%, 6/30/16	771	775

		26,724

Health Care—12.1%
Alere, Inc.
Tranche B, 4.500%, 6/30/17	995	991
Tranche B-1, 4.500%, 6/30/17	998	994
Alkermes, Inc. First Lien, 6.750%, 9/16/17	1,496	1,528
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	1,032	1,025
Ardent Health Services LLC 6.500%, 9/15/15	1,878	1,875
Biomet, Inc. Tranche B, 3.319%, 3/25/15	975	967
Capsugel Holdings, Inc. 5.250%, 8/1/18	880	888
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) 0.000%, 9/15/16	977	970
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 5.250%, 9/15/17	266	267
Community Health Systems, Inc. 3.979%, 1/25/17	2,270	2,241
ConvaTec Ltd. 0.000%, 12/22/16	1,484	1,486
CRC Health Corp. Tranche B-2, 4.970%, 11/16/15	1,457	1,317
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,737	1,645
Generic Drug Holdings, Inc.
6.625%, 4/8/16	791	787
Tranche DD, 6.625%, 4/8/16	109	108
Green Valley Ranch 6.250%, 6/17/16	941	928
Grifols, Inc. Tranche B, 4.500%, 6/1/17	992	992
HCA, Inc. Tranche B-3, 3.491%, 5/1/18	1,326	1,300
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	825	808
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	1,995	1,983

	PAR VALUE	VALUE
Health Care—continued
Houghton International, Inc. Tranche B-1, 6.750%, 1/29/16	$1,084	$1,089
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	1,980	1,984
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	1,260	1,199
Kindred Healthcare, Inc. 5.250%, 6/1/18	1,241	1,179
Kinetic Concepts, Inc. 7.000%, 5/4/18	1,047	1,070
Medical Card Systems, Inc. 12.000%, 9/17/15(5)	244	201
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	912	905
National Mentor Holdings, Inc. Tranche B, 7.000%, 2/9/17	990	983
National Specialty Hospitals, Inc.
Tranche DD, 0.750%, 2/3/17	223	210
8.250%, 2/3/17	1,265	1,192
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	831	833
Onex Carestream Finance LP 5.000%, 2/25/17	742	727
Pharmaceutical Product Development, Inc. 6.250%, 12/5/18	1,995	2,022
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	1,489	1,494
Res-Care, Inc. Tranche B, 7.750%, 12/22/16	1,481	1,481
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	827	822
Select Medical Holdings Tranche B, 5.667%, 6/1/18	990	969
Sheridan Healthcare, Inc. Tranche B, 3.991%, 6/13/14	296	291
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17	741	741
Surgery Center Holdings, Inc. 6.500%, 2/6/17	1,242	1,177
Surgical Care Affiliates LLC Tranche A, 5.500%, 6/30/18	1,489	1,432
United Surgical Partners International 0.000%, 3/2/19	1,000	994
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	1,642	1,643
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	1,447	1,452
Warner Chilcott Corp. (WC Luxco S.A.R.L.)
Tranche B-1, 0.000%, 3/15/18	453	453
Tranche B-2, 0.000%, 3/15/18	226	226

	PAR VALUE	VALUE
Health Care—continued
Tranche B-3, 4.250%, 3/15/18	$311	$311

		50,180

Industrials—7.1%
Alliance Laundry Holdings LLC 6.500%, 9/30/16	981	983
Altegrity, Inc. (U.S. Investigations Services, Inc.) 2.992%, 2/21/15	1,151	1,104
API Technologies Corp. 7.750%, 6/27/16	826	826
Brock Holdings Ill, Inc.
Second Lien, 6.375%, 3/16/17	850	848
Second Lien, 10.000%, 3/16/18	450	440
Ceridian Corp. 3.241%, 11/9/14	2,015	1,893
CHG Healthcare Services, Inc. First Lien, 5.500%, 10/7/16	1,268	1,267
Delta Air Lines 5.500%, 4/20/17	993	993
Douglas Dynamics LLC 5.750%, 4/18/18	910	904
Ducommun, Inc. 5.500%, 6/28/17	579	579
Emergency Medical Services 5.250%, 5/25/18	988	990
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	345	352
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.779%, 6/30/14	2,153	2,012
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	79	83
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	1,489	1,500
Intelligrated, Inc. 7.500%, 2/17/17	937	937
North American Chemical Corp. (NAMM Holdings, Inc.) 0.000%, 0/0/0	550	533
Protection One, Inc. 5.750%, 3/21/19	1,711	1,700
ServiceMaster Co. (The)
Tranche DD, 2.750%, 7/24/14	170	169
2.830%, 7/24/14	1,712	1,693
SI Organization, Inc. 4.500%, 11/22/16	988	968
Star West Generation LLC 6.000%, 5/17/18	1,058	1,048
Swift Transportation Corp. 5.000%, 12/15/17	1,161	1,170
TASC, Inc. Tranche B, 4.500%, 12/18/15	495	491
Terex Corp. 5.500%, 4/28/17	1,592	1,606
TransDigm, Inc. Tranche B-1, 4.000%, 2/14/17	751	752

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS—(continued)

Industrials—continued
Vertrue LLC 7.250%, 8/16/14	$938	$342
Waste Industries USA, Inc. Tranche B, 0.000%, 3/17/17	990	990
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	951	954
Zuffa LLC 0.000%, 6/19/15	1,012	1,014

		29,141

Information Technology—15.5%
Applied Systems, Inc.
First Lien, 5.750%, 12/8/16	988	987
Second Lien, 9.250%, 6/8/17	334	333
Aspect Software, Inc. Tranche B, 6.250%, 5/7/16	980	983
Autotrader.com, Inc. Tranche B, 4.000%, 12/15/16	1,185	1,187
Avaya, Inc. Tranche B-1, 3.241%, 10/24/14	2,016	1,957
AVG Technologies N.V. 7.875%, 3/15/16	1,035	1,017
Ax Acquisition Corp. 4.250%, 5/9/18	905	897
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	1,205	1,204
CCC Information Services 5.500%, 11/11/15	644	647
CDW LLC
Non-Extended, 3.742%, 10/10/14	1,596	1,593
Extended, 4.000%, 7/15/17	941	913
Commscope, Inc. 4.250%, 1/14/18	1,515	1,514
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,234	1,242
DataTel, Inc. 0.000%, 7/19/18	1,200	1,220
DynCorp International LLC 6.250%, 7/7/16	939	940
Eagle Parent, Inc. 5.000%, 5/16/18	2,978	2,957
Edwards (Cayman Islands II) Ltd. 5.500%, 5/31/16	988	980
Emdeon, Inc. Tranche B, 6.750%, 11/2/18	748	760
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	190	191
Fidelity National Information Services, Inc. Tranche B, 4.250%, 7/18/16	320	322
First Data Corp.
Tranche B-3, 2.992%, 9/24/14	1,864	1,798

	PAR VALUE	VALUE
Information Technology—continued
Tranche 2017, 5.242%, 3/24/17	$1,116	$1,070
Tranche 2018, 4.242%, 3/23/18	2,500	2,284
Freescale Semiconductor, Inc.
Tranche B-1, 4.494%, 12/1/16	2,330	2,270
Tranche B-2, 6.000%, 2/28/19	410	410
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	577	569
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
Tranche DD, 6.491%, 3/2/14	202	201
6.491%, 3/2/14	348	347
First Lien DD, 5.970%, 7/28/15	502	501
First Lien xtended, 5.970%, 7/28/15	963	960
Instant Web, Inc.
3.616%, 8/7/14	670	607
Tranche DD, 3.616%, 8/7/14	70	63
Interactive Data Corp. Tranche B, 4.500%, 2/11/18	2,386	2,388
Ipreo Holdings LLC 8.000%, 8/5/17	995	980
Lawson Software, Inc. (SoftBrands, Inc.)
6.750%, 7/5/17	1,493	1,499
Tranche B, 0.000%, 3/30/18	4,100	4,128
MedAssets, Inc. 5.250%, 11/16/16	909	916
Microsemi Corp. Tranche B, 4.000%, 2/2/18	988	988
Mirion Technologies, Inc. 0.000%, 3/27/18	1,250	1,247
Mood Media Corp. 7.000%, 5/6/18	1,773	1,737
NDS Finance Ltd. Tranche B, 4.000%, 3/12/18	1,213	1,213
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	1,950	1,941
NuSil Technology LLC 5.250%, 4/7/17	657	658
RedPrairie Corp. 6.000%, 3/24/16	1,170	1,167
Scitor Corp. 5.000%, 2/15/17	904	880
Sensata Technologies BV 4.000%, 5/12/18	1,489	1,491
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	498	440
SonicWALL, Inc. 8.375%, 1/23/16	546	549
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	434	428

	PAR VALUE	VALUE
Information Technology—continued
Sourcehov LLC (Corpsource Finance Holdings LLC) Tranche B, 6.625%, 4/28/17	$1,241	$1,143
Spansion LLC 4.750%, 2/9/15	668	669
SRA International, Inc. 6.500%, 7/20/18	1,363	1,361
SSI Investments II Ltd. (Skillsoft) 0.000%, 5/26/17	920	923
Sungard Data Systems, Inc. Tranche A, 1.992%, 2/28/14	16	16
SymphonyIRI Group, Inc. (Information Resources, Inc.) Tranche 2011, 5.000%, 12/1/17	496	497
Vantiv LLC (Fifth Third Processing Solutions LLC) Tranche B-1 4.500%, 3/27/19	714	715
Verifone Systems, Inc. 4.250%, 12/28/18	998	1,000
Vertafore, Inc. First Lien, 5.250%, 7/29/16	1,481	1,475
Wall Street Systems, Inc.
First Lien, 0.000%, 6/20/17	380	375
Second Lien, 0.000%, 6/20/18	330	332

		64,080

Materials—6.8%
Anchor Glass Container Corp.
First Lien, 6.000%, 3/2/16	478	479
Second Lien, 10.000%, 9/2/16	715	715
Armstrong World Industries, Inc. 4.000%, 3/10/18	1,241	1,242
Ashland, Inc. 3.750%, 8/23/18	995	996
Avantor Performance Materials, Inc. 5.000%, 6/24/17	638	629
AZ Chem US. Inc. 7.250%, 12/22/17	929	943
Berry Plastics Group, Inc. Tranche C, 2.242%, 4/3/15	2,706	2,649
Chemtura Corp. 5.500%, 8/29/16	500	503
CPG International, Inc. Tranche B, 6.000%, 2/18/17	988	952
General Chemical Corp. Tranche B, 5.750%, 10/6/15	1,467	1,468
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	1,184	1,193
Ineos Holdings Ltd. Tranche C-2, 4.000%, 12/16/14	31	33
JMC Steel Group 4.750%, 4/1/17	835	836
Momentive Performance Tranche B-1B, 3.750%, 5/5/15	1,958	1,886

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS—(continued)

Materials—continued
Momentive Specialty Chemicals, Inc.
Tranche C-1B, 4.000%, 5/5/15	$1,073	$1,065
Tranche C-2B, 4.250%, 5/5/15	465	462
New Sunward Holding BV Tranche B, 4.742%, 2/14/14	540	496
NewPage Corp. 8.000%, 3/8/13	1,150	1,166
Noranda Aluminum Acquisition 5.750%, 2/28/19	1,300	1,311
Norit Holding B.V. 6.750%, 7/10/17	856	859
Nortek, Inc. 5.250%, 4/26/17	1,485	1,484
Novelis, Inc. Tranche B, 4.000%, 3/10/17	568	567
Omnova Solutions, Inc. 5.750%, 5/31/17	988	992
PQ Corp. 3.500%, 7/30/14	2,042	2,009
Pro Mach, Inc. 6.625%, 7/6/17	993	970
Solutia, Inc. Tranche 1, 3.500%, 8/1/17	488	488
Styron S.A.R.L. 6.000%, 8/2/17	570	522
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,382	1,386

		28,301

Telecommunication Services—4.3%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	1,000	994
Knology, Inc. Tranche B, 4.000%, 8/18/17	1,471	1,464
Level 3 Communications, Inc. Tranche A, 2.659%, 3/13/14	2,450	2,418
nTelos, Inc. Tranche B, 4.000%, 8/7/15	898	897
Presidio, Inc. 0.000%, 3/31/17	1,351	1,371
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17	1,191	1,182
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	1,136	1,123
Syniverse Holdings, Inc. 5.250%, 12/21/17	1,481	1,489
tw Telecom Holdings, Inc. Tranche B-2, 3.500%, 12/30/16	453	453
U.S. TelePacific Corp. 5.750%, 2/23/17	1,610	1,544
Univision Communications, Inc. 4.491%, 3/31/17	3,116	2,895
West Corp. Tranche B-4, 4.572%, 7/15/16	1,974	1,980

		17,810

	PAR VALUE	VALUE
Utilities—2.3%
AES Corp. 4.250%, 6/1/18	$1,980	$1,985
Gibson Energy, Inc. 5.750%, 6/15/18	2,978	2,995
New Development Holdings LLC 4.500%, 4/1/18	1,980	1,976
NRG Energy, Inc. 4.000%, 7/1/18	1,489	1,489
Texas Compeptitive Electric Holdings Co. LLC 4.743%, 10/10/17	1,945	1,085

		9,530
TOTAL LOAN AGREEMENTS (Identified Cost $361,231)		361,817
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $409,571)		409,625

	SHARES

SHORT-TERM INVESTMENTS—5.3%

Money Market Mutual Funds—5.3%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	21,987,074	21,987
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,987)		21,987
TOTAL INVESTMENTS—104.5% (Identified Cost $431,558)		431,612	(1)
Other assets and liabilities, net—(4.5)%		(18,685)

NET ASSETS—100.0%		$412,927

Abbreviations:

ADS	American Depositary Share
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SA de CV	A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $21,732 or 5.3% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Illiquid security.
(6)	Security in default.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is the borrower.

Foreign Currencies:

CAD	Canadian Dollar

Country Weightings†
United States	94%
Canada	1
Luxembourg	1
United Kingdom	1
Venezuela	1
Other	2
Total	100%
† % of total investments as of March 31, 2012

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Debt Securities:
Asset-Backed Securities	$3,579	$—	$3,579	$—
Corporate Bonds And Notes	41,677	—	41,671	6
Foreign Government Securities	2,552	—	2,552	—
Loan Agreements	361,817	—	361,475	342
Equity Securities:
Short-Term Investments	21,987	21,987	—	—

Total Investments	$431,612	$21,987	$409,277	$348

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Loan Agreements
Investments in Securities:
Balance as of September 30, 2011:	$—	$—	$—
Accrued discount/(premium)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3(a)	348	6	342
Transfers from Level 3(a)	—	—	—

Balance as of March 31, 2012	$348	$6	$342

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Bond Fund	CA Tax-Exempt Bond Fund		Global Commodities Stock Fund		Global Infrastructure Fund

Assets
Investment in securities at value(1)	$158,587	$58,935		$22,376		$78,131
Foreign currency at value(2)	—	—		—	(3)	—	(3)
Cash	8	—		4		—
Deposits with broker	33	—		—		—
Receivables
Investment securities sold	5,054	—		—		721
Fund shares sold	113	17		1		106
Dividends and interest receivable	1,381	742		13		123
Tax reclaims	—	—		—		25
Variation margin for futures contracts	13	—		—		—
Prepaid expenses	26	15		33		29

Total assets	165,215	59,709		22,427		79,135

Liabilities
Payables
Fund shares repurchased	86	249		—		121
Investment securities purchased	5,437	1,317		—		777
Dividend distributions	—	99		—		—
Investment advisory fee	42	9		30		43
Distribution and service fees	22	6		—	(3)	12
Administration fee	18	7		3		9
Transfer agent fees and expenses	26	5		1		20
Trustees’ fees and expenses	— (3)	—	(3)	—	(3)	—	(3)
Professional fees	19	19		17		18
Other accrued expenses	14	5		5		11

Total liabilities	5,664	1,716		56		1,011

Net Assets	$159,551	$57,993		$22,371		$78,124

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$165,384	$53,840		$22,774		$78,095
Accumulated undistributed net investment income (loss)	(50)	47		(53)		(20)
Accumulated undistributed net realized gain (loss)	(12,751)	800		(1,209)		(15,767)
Net unrealized appreciation (depreciation) on investments	6,968	3,306		859		15,816

Net Assets	$159,551	$57,993		$22,371		$78,124

Class A
Net asset value (net assets/shares outstanding) per share	$11.26	$12.63		$9.52		$12.25
Maximum offering price per share NAV/(1–2.75%)	$—	$12.99		$—		$—
Maximum offering price per share NAV/(1–3.75%)	$11.70	$—		$—		$—
Maximum offering price per share NAV/(1–5.75%)	$—	$—		$10.10		$13.00
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	5,860,658	2,354,246		31,305		2,426,012
Net Assets	$65,970	$29,725		$298		$29,711
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$11.00	$—		$—		$—
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	84,121	—		—		—
Net Assets	$925	$—		$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.04	$—		$9.46		$12.22
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	738,822	—		11,106		570,601
Net Assets	$8,153	$—		$105		$6,975
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.40	$12.62		$9.52		$12.25
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	7,414,083	2,240,552		2,306,507		3,382,572
Net Assets	$84,503	$28,268		$21,968		$41,438
(1) Investment in securities at cost	$151,601	$55,629		$21,517		$62,315
(2) Foreign currency at cost	$—	$—		$—	(3)	$—	(3)
(3) Amount is less than $500.
(4) All Funds except the Bond Fund have no par value. The Bond Fund has a par value of $1.00.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Global Opportunities Fund		Global Real Estate Securities Fund		Greater Asia ex Japan Opportunities Fund		Greater European Opportunities Fund

Assets
Investment in securities at value(1)	$85,960		$7,286		$8,181		$5,881
Foreign currency at value(2)	—		—		10		2
Receivables
Investment securities sold	949		27		—		35
Fund shares sold	862		3		—	(3)	2
Receivable from adviser	—		4		28		3
Dividends and interest receivable	242		27		31		18
Tax reclaims	48		—	(3)	—		3
Trustee retainer	—	(3)	—		—		—
Prepaid expenses	24		28		29		27

Total assets	88,085		7,375		8,279		5,971

Liabilities
Payables
Fund shares repurchased	42		2		—		—
Investment securities purchased	—		19		31		59
Foreign capital gain taxes payable	18		—		—		—
Investment advisory fee	61		—		—		—
Distribution and service fees	20		2		2		1
Administration fee	10		1		1		1
Transfer agent fees and expenses	25		2		1		1
Trustees’ fees and expenses	—		—	(3)	—	(3)	— (3)
Professional fees	18		18		27		18
Other accrued expenses	19		4		23		6

Total liabilities	213		48		85		86

Net Assets	$87,872		$7,327		$8,194		$5,885

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$89,333		$5,907		$6,501		$4,316
Accumulated undistributed net investment income (loss)	96		(49)		3		(11)
Accumulated undistributed net realized gain (loss)	(20,684)		(209)		210		(17)
Net unrealized appreciation (depreciation) on investments	19,127		1,678		1,480		1,597

Net Assets	$87,872		$7,327		$8,194		$5,885

Class A
Net asset value (net assets/shares outstanding) per share	$9.52		$21.32		$14.26		$13.36
Maximum offering price per share NAV/(1–5.75%)	$10.10		$22.62		$15.13		$14.18
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,978,499		252,057		542,163		417,340
Net Assets	$85,453		$5,373		$7,730		$5,574
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$8.50		$—		$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	129,995		—		—		—
Net Assets	$1,106		$—		$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$8.46		$21.15		$14.08		$13.32
Shares of beneficial interest outstanding, no par value, unlimited authorization	155,282		34,534		14,179		12,836
Net Assets	$1,313		$730		$200		$171
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$—		$21.40		$14.29		$13.37
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		57,195		18,468		10,449
Net Assets	$—		$1,224		$264		$140
(1) Investment in securities at cost	$66,816		$5,608		$6,701		$4,284
(2) Foreign currency at cost	$—		$—		$10		$2
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	High Yield Fund		International Equity Fund		International Real Estate Securities Fund		Multi-Sector Fixed Income Fund

Assets
Investment in securities at value(1)	$99,052		$19,493		$26,614		$314,549
Foreign currency at value(2)	—		40		—	(3)	39
Cash	16		—		6		2,021
Receivables
Investment securities sold	773		—		—		2,422
Fund shares sold	46		—	(3)	16		1,351
Dividends and interest receivable	2,041		57		138		4,409
Tax reclaims	—		33		26		—
Prepaid expenses	26		21		22		50

Total assets	101,954		19,644		26,822		324,841

Liabilities
Payables
Fund shares repurchased	15		—	(3)	—	(3)	582
Investment securities purchased	2,124		—		10		12,153
Dividend distributions	—		—		—		351
Investment advisory fee	52		4		9		143
Distribution and service fees	23		—	(3)	2		118
Administration fee	11		2		3		35
Transfer agent fees and expenses	33		1		4		76
Trustees’ fees and expenses	—	(3)	—	(3)	—	(3)	1
Professional fees	22		19		17		21
Other accrued expenses	9		6		12		26
Unrealized depreciation on forward currency contracts	—		18		—		—

Total liabilities	2,289		50		57		13,506

Net Assets	$99,665		$19,594		$26,765		$311,335

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$126,827		$19,099		$49,745		$299,964
Accumulated undistributed net investment income (loss)	133		130		(779)		174
Accumulated undistributed net realized gain (loss)	(30,130)		(632)		(27,100)		(239)
Net unrealized appreciation (depreciation) on investments	2,835		997		4,899		11,436

Net Assets	$99,665		$19,594		$26,765		$311,335

Class A
Net asset value (net assets/shares outstanding) per share	$4.17		$10.72		$6.03		$10.88
Maximum offering price per share NAV/(1–3.75%)	$4.33		$—		$—		$11.30
Maximum offering price per share NAV/(1–5.75%)	$—		$11.37		$6.40		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	23,191,054		17,735		535,558		15,664,665
Net Assets	$96,739		$190		$3,231		$170,495
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.08		$—		$—		$10.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	96,720		—		—		990,108
Net Assets	$395		$—		$—		$10,753
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.11		$10.64		$6.01		$10.96
Shares of beneficial interest outstanding, no par value, unlimited authorization	615,267		10,570		215,103		7,983,597
Net Assets	$2,531		$112		$1,293		$87,513
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$—		$10.71		$6.03		$10.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		1,800,747		3,686,438		3,911,189
Net Assets	$—		$19,292		$22,241		$42,574
(1) Investment in securities at cost	$96,217		$18,477		$21,716		$303,110
(2) Foreign currency at cost	$—		$40		$—	(3)	$39
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Senior Floating Rate Fund

Assets
Investment in securities at value(1)	$431,612
Foreign currency at value(2)	20
Cash	3,149
Receivables
Investment securities sold	1,865
Fund shares sold	2,185
Dividends and interest receivable	2,252
Prepaid expenses	73

Total assets	441,156

Liabilities
Payables
Fund shares repurchased	4,003
Investment securities purchased	23,427
Dividend distributions	264
Investment advisory fee	208
Distribution and service fees	128
Administration fee	47
Transfer agent fees and expenses	84
Trustees’ fees and expenses	1
Professional fees	23
Other accrued expenses	44

Total liabilities	28,229

Net Assets	$412,927

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$413,400
Accumulated undistributed net investment income (loss)	492
Accumulated undistributed net realized gain (loss)	(1,019)
Net unrealized appreciation (depreciation) on investments	54

Net Assets	$412,927

Class A
Net asset value (net assets/shares outstanding) per share	$9.70
Maximum offering price per share NAV/(1—2.75%)	$9.97
Shares of beneficial interest outstanding, no par value, unlimited authorization	24,326,598
Net Assets	$235,887
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.71
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,711,961
Net Assets	$94,286
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,541,901
Net Assets	$82,754
(1) Investment in securities at cost	$431,558
(2) Foreign currency at cost	$20

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	Bond Fund	CA Tax-Exempt Bond Fund		Global Commodities Stock Fund		Global Infrastructure Fund

Investment Income
Dividends	$51	$1		$167		$1,315
Interest	3,310	1,326		—	(1)	—
Security lending	2	—		—	(1)	—
Foreign taxes withheld	—	—		(9)		(63)

Total investment income	3,363	1,327		158		1,252

Expenses
Investment advisory fees	351	130		104		231
Service fees, Class A	81	37		—	(1)	33
Distribution and service fees, Class B	5	—		—		—
Distribution and service fees, Class C	41	—		1		32
Administration fees	104	38		14		47
Transfer agent fee and expenses	76	19		5		47
Custodian fees	4	1		2		10
Printing fees and expenses	11	4		—		5
Professional fees	17	19		15		15
Registration fees	23	13		23		17
Trustees’ fees and expenses	4	1		1		2
Miscellaneous expenses	8	2		1		4

Total expenses	725	264		166		443
Less expenses reimbursed and/or waived by investment adviser	(129)	(55)		(18)		—

Net expenses	596	209		148		443

Net investment income (loss)	2,767	1,118		10		809

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	984	904		(896)		(816)
Net realized gain (loss) on foreign currency transactions	—	—		(1)		1
Capital gain distributions received from investment companies	— (1)	—	(1)	—		—
Net change in unrealized appreciation (depreciation) on investments	3,334	644		3,714		8,633
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—		—	(1)	1
Net change in unrealized appreciation (depreciation) on futures	(18)	—		—		—

Net gain (loss) on investments	4,300	1,548		2,817		7,819

Net increase (decrease) in net assets resulting from operations	$7,067	$2,666		$2,827		$8,628

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	Global Opportunities Fund		Global Real Estate Securities Fund	Greater Asia ex Japan Opportunities Fund		Greater European Opportunities Fund

Investment Income
Dividends	$730		$120	$90		$63
Interest	—	(1)	—	—	(1)	— (1)
Security lending	—	(1)	—	—	(1)	1
Foreign taxes withheld	(11)		(5)	(5)		(3)

Total investment income	719		115	85		61

Expenses
Investment advisory fees	304		30	45		23
Service fees, Class A	88		7	10		6
Distribution and service fees, Class B	5		—	—		—
Distribution and service fees, Class C	5		3	1		1
Administration fees	47		5	6		3
Transfer agent fee and expenses	34		6	3		2
Custodian fees	18		3	27		5
Printing fees and expenses	6		1	1		1
Professional fees	18		15	51		16
Registration fees	16		17	18		17
Trustees’ fees and expenses	1		— (1)	—	(1)	— (1)
Miscellaneous expenses	20		1	1		2

Total expenses	562		88	163		76
Less expenses reimbursed and/or waived by investment adviser	—	(1)	(40)	(83)		(36)

Net expenses	562		48	80		40

Net investment income (loss)	157		67	5		21

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,410		(168)	251		4
Net realized gain (loss) on foreign currency transactions	(61)		(1)	(5)		(1)
Net change in unrealized appreciation (depreciation) on investments	10,790		1,497	228		919
Net change in unrealized appreciation (depreciation) on foreign currency translation	6		— (1)	1		1
Net change in foreign taxes on unrealized capital gains	(19)		—	—		—

Net gain (loss) on investments	13,126		1,328	475		923

Net increase (decrease) in net assets resulting from operations	$13,283		$1,395	$480		$944

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	High Yield Fund		International Equity Fund	International Real Estate Securities Fund	Multi-Sector Fixed Income Fund

Investment Income
Dividends	$22		$297	$500	$72
Interest	3,808		— (1)	— (1)	9,828
Security lending	2		—	—	—
Foreign taxes withheld	—		(21)	(37)	(6)

Total investment income	3,832		276	463	9,894

Expenses
Investment advisory fees	308		81	129	750
Service fees, Class A	115		1	4	187
Distribution and service fees, Class B	2		—	—	53
Distribution and service fees, Class C	11		1	5	392
Administration fees	63		13	17	181
Transfer agent fee and expenses	71		5	14	174
Custodian fees	2		7	10	6
Printing fees and expenses	8		1	1	18
Professional fees	19		22	16	20
Registration fees	17		18	18	32
Trustees’ fees and expenses	3		1	1	7
Miscellaneous expenses	5		2	2	18

Total expenses	624		152	217	1,838
Less expenses reimbursed and/or waived by investment adviser	(70)		(31)	(47)	—

Net expenses	554		121	170	1,838

Net investment income (loss)	3,278		155	293	8,056

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3,815)		(372)	(1,752)	1,558
Net realized gain (loss) on foreign currency transactions	13		(9)	(8)	19
Capital gain distributions received from investment companies	—	(1)	—	—	—	(1)
Net change in unrealized appreciation (depreciation) on investments	11,308		2,782	4,998	15,246
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(1)	(163)	4	35

Net gain (loss) on investments	7,506		2,238	3,242	16,858

Net increase (decrease) in net assets resulting from operations	$10,784		$2,393	$3,535	$24,914

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	Senior Floating Rate Fund

Investment Income
Dividends	$7
Interest	12,540

Total investment income	12,547

Expenses
Investment advisory fees	1,192
Service fees, Class A	277
Distribution and service fees, Class C	463
Administration fees	264
Transfer agent fee and expenses	229
Custodian fees	—
Printing fees and expenses	16
Professional fees	21
Registration fees	52
Trustees’ fees and expenses	11
Miscellaneous expenses	39

Total expenses	2,564

Net investment income (loss)	9,983

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(243)
Net realized gain (loss) on foreign currency transactions	(1)
Capital gain distributions received from investment companies	—	(1)
Net change in unrealized appreciation (depreciation) on investments	16,936
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(1)

Net gain (loss) on investments	16,692

Net increase (decrease) in net assets resulting from operations	$26,675

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Bond Fund		CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,767	$6,875	$1,118	$2,337
Net realized gain (loss)	984	5,090	904	262
Net change in unrealized appreciation (depreciation)	3,316	(8,367)	644	(600)

Increase (decrease) in net assets resulting from operations	7,067	3,598	2,666	1,999

From Distributions to Shareholders
Net investment income, Class A	(1,203)	(2,743)	(578)	(1,183)
Net investment income, Class B	(16)	(68)	—	—
Net investment income, Class C	(121)	(287)	—	—
Net investment income, Class I	(1,584)	(3,815)	(578)	(1,127)

Decrease in net assets from distributions to shareholders	(2,924)	(6,913)	(1,156)	(2,310)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(192)	(1,413)	(742)	(2,057)
Change in net assets from share transactions, Class B	(275)	(1,604)	—	—
Change in net assets from share transactions, Class C	(45)	(522)	—	—
Change in net assets from share transactions, Class I	6,147	(42,454)	120	(641)

Increase (decrease) in net assets from share transactions	5,635	(45,993)	(622)	(2,698)

Net increase (decrease) in net assets	9,778	(49,308)	888	(3,009)

Net Assets
Beginning of period	149,773	199,081	57,105	60,114

End of period	$159,551	$149,773	$57,993	$57,105

Accumulated undistributed net investment income (loss) at end of period	$(50)	$107	$47	$85

(1) Amount is less than $500.

See Notes to Financial Statements

Global Commodities Stock Fund		Global Infrastructure Fund		Global Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	From Inception March 15, 2011 to September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

$10	$6	$809	$2,061	$157	$384
(897)	(298)	(815)	(722)	2,349	5,506
3,714	(2,855)	8,634	2,041	10,777	(4,121)

2,827	(3,147)	8,628	3,380	13,283	1,769

— (1)	—	(381)	(690)	(275)	(590)
—	—	—	—	—	(6)
—	—	(68)	(138)	—	(4)
(83)	—	(595)	(1,131)	—	—

(83)	—	(1,044)	(1,959)	(275)	(600)

58	256	3,751	(2,286)	17,912	(5,293)
—	—	—	—	(2)	(416)
(9)	121	138	(1,230)	310	(4)
3,583	18,765	3,528	(3,830)	—	—

3,632	19,142	7,417	(7,346)	18,220	(5,713)

6,376	15,995	15,001	(5,925)	31,228	(4,544)

15,995	—	63,123	69,048	56,644	61,188

$22,371	$15,995	$78,124	$63,123	$87,872	$56,644

$(53)	$20	$(20)	$215	$96	$214

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Global Real Estate Securities Fund		Greater Asia ex Japan Opportunities Fund
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$67	$120	$5	$44
Net realized gain (loss)	(169)	167	246	381
Net change in unrealized appreciation (depreciation)	1,497	(928)	229	(1,057)

Increase (decrease) in net assets resulting from operations	1,395	(641)	480	(632)

From Distributions to Shareholders
Net investment income, Class A	(34)	(132)	(12)	(77)
Net investment income, Class B	—	—	—	—
Net investment income, Class C	(1)	(12)	—	—
Net investment income, Class I	(5)	(22)	(2)	(2)
Net realized short-term gains, Class A	(46)	(57)	(38)	(1,159)
Net realized short-term gains, Class C	(4)	(6)	(1)	(26)
Net realized short-term gains, Class I	(6)	(9)	(2)	(26)
Net realized long-term gains, Class A	(75)	(27)	(309)	(243)
Net realized long-term gains, Class C	(7)	(3)	(8)	(5)
Net realized long-term gains, Class I	(9)	(4)	(15)	(5)

Decrease in net assets from distributions to shareholders	(187)	(272)	(387)	(1,543)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(859)	3,570	(1,480)	960
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	141	298	(26)	(158)
Change in net assets from share transactions, Class I	467	(17)	11	36

Increase (decrease) in net assets from share transactions	(251)	3,851	(1,495)	838

Net increase (decrease) in net assets	957	2,938	(1,402)	(1,337)

Net Assets
Beginning of period	6,370	3,432	9,596	10,933

End of period	$7,327	$6,370	$8,194	$9,596

Accumulated undistributed net investment income (loss) at end of period	$(49)	$(76)	$3	$12

(1) Amount is less than $500.

See Notes to Financial Statements

Greater European Opportunities Fund		High Yield Fund		International Equity Fund
Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

$21	$66	$3,278	$6,973	$155	$523
3	65	(3,802)	2,806	(381)	66
920	(242)	11,308	(10,310)	2,619	(1,660)

944	(111)	10,784	(531)	2,393	(1,071)

(57)	(99)	(3,247)	(6,751)	(2)	(2)
—	—	(14)	(36)	—	—
— (1)	(2)	(70)	(137)	(2)	(1)
(3)	(3)	—	—	(314)	(212)
(8)	(96)	—	—	(3)	—
— (1)	(3)	—	—	(2)	—
— (1)	(3)	—	—	(331)	—
(182)	(341)	—	—	—	—
(6)	(11)	—	—	—	—
(8)	(10)	—	—	—	—

(264)	(568)	(3,331)	(6,924)	(654)	(215)

358	574	2,955	(7,545)	(822)	952
—	—	(42)	(226)	—	—
6	22	337	80	4	— (1)
(80)	91	—	—	(66)	11,801

284	687	3,250	(7,691)	(884)	12,753

964	8	10,703	(15,146)	855	11,467

4,921	4,913	88,962	104,108	18,739	7,272

$5,885	$4,921	$99,665	$88,962	$19,594	$18,739

$(11)	$28	$133	$186	$130	$293

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	International Real Estate Securities Fund		Multi-Sector Fixed Income Fund
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$293	$1,681	$8,056	$13,227
Net realized gain (loss)	(1,760)	1,138	1,577	5,461
Net change in unrealized appreciation (depreciation)	5,002	(6,401)	15,281	(17,122)

Increase (decrease) in net assets resulting from operations	3,535	(3,582)	24,914	1,566

From Distributions to Shareholders
Net investment income, Class A	(41)	(282)	(4,718)	(8,833)
Net investment income, Class B	—	—	(299)	(716)
Net investment income, Class C	(9)	(56)	(2,161)	(3,861)
Net investment income, Class I	(331)	(2,445)	(1,113)	(941)
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized short-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—
Tax return of capital, Class A	—	—	—	—
Tax return of capital, Class C	—	—	—	—
Tax return of capital, Class I	—	—	—	—

Decrease in net assets from distributions to shareholders	(381)	(2,783)	(8,291)	(14,351)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(485)	1,447	23,809	18,567
Change in net assets from share transactions, Class B	—	—	(579)	(2,385)
Change in net assets from share transactions, Class C	169	714	12,049	12,197
Change in net assets from share transactions, Class I	(4,698)	5,809	18,210	16,230

Increase (decrease) in net assets from share transactions	(5,014)	7,970	53,489	44,609

Net increase (decrease) in net assets	(1,860)	1,605	70,112	31,824

Net Assets
Beginning of period	28,625	27,020	241,223	209,399

End of period	$26,765	$28,625	$311,335	$241,223

Accumulated undistributed net investment income (loss) at end of period	$(779)	$(691)	$174	$409

See Notes to Financial Statements

Senior Floating Rate Fund
Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

$9,983	$14,825
(244)	(430)
16,936	(20,018)

26,675	(5,623)

(5,425)	(8,608)
—	—
(1,924)	(2,899)
(2,142)	(3,964)
—	(882)
—	(281)
—	(307)
—	(132)
—	(43)
—	(47)
—	(2,534)
—	(1,032)
—	(1,093)

(9,491)	(21,822)

10,839	131,559
—	—
(2,380)	69,106
7,650	44,829

16,109	245,494

33,293	218,049

379,634	161,585

$412,927	$379,634

$492	$—

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Bond Fund
Class A
10/1/11 to 3/31/12(11)	$10.96	0.19	0.32	0.51	(0.21)	—	(0.21)	0.30	$11.26	4.56	%(4)	$65,970	0.85	%(3)	1.02	%(3)	3.46	%(3)	109	%(4)
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	(0.47)	(0.22)	10.96	2.39		64,449	0.85		1.04		4.16		169
10/1/09 to 9/30/10	10.57	0.46	0.62	1.08	(0.47)	—	(0.47)	0.61	11.18	10.42		67,147	0.84	(10)	0.98		4.26		160
10/1/08 to 9/30/09	9.75	0.42	0.82	1.24	(0.42)	—	(0.42)	0.82	10.57	13.12		66,232	0.85		1.01		4.15		274
10/1/07 to 9/30/08	10.21	0.42	(0.45)	(0.03)	(0.43)	—	(0.43)	(0.46)	9.75	(0.49)		23,823	1.12	(7)	1.17		4.10		325
10/1/06 to 9/30/07	10.27	0.44	(0.05)	0.39	(0.45)	—	(0.45)	(0.06)	10.21	4.09		29,077	1.12		1.12		4.25		266

Class B
10/1/11 to 3/31/12(11)	$10.71	0.15	0.30	0.45	(0.16)	—	(0.16)	0.29	$11.00	4.16	%(4)	$925	1.60	%(3)	1.76	%(3)	2.72	%(3)	109	%(4)
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	(0.39)	(0.22)	10.71	1.64		1,171	1.60		1.80		3.38		169
10/1/09 to 9/30/10	10.34	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.93	9.60		2,812	1.59	(10)	1.72		3.50		160
10/1/08 to 9/30/09	9.55	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.34	12.23		4,212	1.59		1.75		3.52		274
10/1/07 to 9/30/08	10.01	0.33	(0.43)	(0.10)	(0.36)	—	(0.36)	(0.46)	9.55	(1.23)		4,075	1.87	(7)	1.92		3.35		325
10/1/06 to 9/30/07	10.07	0.35	(0.04)	0.31	(0.37)	—	(0.37)	(0.06)	10.01	3.26		4,294	1.87		1.87		3.49		266

Class C
10/1/11 to 3/31/12(11)	$10.75	0.15	0.30	0.45	(0.16)	—	(0.16)	0.29	$11.04	4.24	%(4)	$8,153	1.60	%(3)	1.76	%(3)	2.71	%(3)	109	%(4)
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	(0.39)	(0.21)	10.75	1.63		7,984	1.60		1.79		3.41		169
10/1/09 to 9/30/10	10.37	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.96	9.57		8,663	1.59	(10)	1.73		3.50		160
10/1/08 to 9/30/09	9.58	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.37	12.19		8,048	1.59		1.75		3.43		274
10/1/07 to 9/30/08	10.04	0.31	(0.41)	(0.10)	(0.36)	—	(0.36)	(0.46)	9.58	(1.14)		2,839	1.86	(7)	1.92		3.33		325
10/1/06 to 9/30/07	10.09	0.35	(0.03)	0.32	(0.37)	—	(0.37)	(0.05)	10.04	3.25		1,534	1.87		1.87		3.50		266

Class I
10/1/11 to 3/31/12(11)	$11.10	0.21	0.31	0.52	(0.22)	—	(0.22)	0.30	$11.40	4.71	%(4)	$84,503	0.60	%(3)	0.77	%(3)	3.71	%(3)	109	%(4)
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	(0.50)	(0.20)	11.10	2.67		76,169	0.60		0.79		4.39		169
10/1/09 to 9/30/10	10.68	0.49	0.62	1.11	(0.49)	—	(0.49)	0.62	11.30	10.65		120,459	0.59	(10)	0.73		4.51		160
10/1/08 to 9/30/09	9.86	0.45	0.83	1.28	(0.46)	—	(0.46)	0.82	10.68	13.34		144,835	0.59		0.75		4.52		274
10/1/07 to 9/30/08	10.32	0.53	(0.54)	(0.01)	(0.45)	—	(0.45)	(0.46)	9.86	(0.16)		141,830	0.76	(7)	0.85		4.38		325
10/1/06 to 9/30/07	10.36	0.46	(0.02)	0.44	(0.48)	—	(0.48)	(0.04)	10.32	4.32		52,044	0.87		0.87		4.49		266
CA Tax-Exempt
Bond Fund
Class A
10/1/11 to 3/31/12(11)	$12.30	0.23	0.33	0.56	(0.23)	—	(0.23)	0.33	$12.63	4.68	%(4)	$29,725	0.85	%(3)	1.04	%(3)	3.76	%(3)	8	%(4)
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	(0.48)	(0.04)	12.30	3.75		29,688	0.85		1.05		4.04		12
10/1/09 to 9/30/10	12.29	0.48	0.04	0.52	(0.47)	—	(0.47)	0.05	12.34	4.43		31,945	0.85		1.03		3.94		10
10/1/08 to 9/30/09	11.41	0.47	0.90	1.37	(0.48)	(0.01)	(0.49)	0.88	12.29	12.31		33,728	0.85		1.02		4.10		8
10/1/07 to 9/30/08	12.09	0.46	(0.68)	(0.22)	(0.46)	—	(0.46)	(0.68)	11.41	(1.94)		34,197	0.85		1.01		3.82		10
5/1/07 to 9/30/07	12.26	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	(0.17)	12.09	0.18	(4)	39,094	0.88	(3)	1.05	(3)	3.74	(3)	4	(4)
5/1/06 to 4/30/07	12.19	0.47	0.18	0.65	(0.48)	(0.10)	(0.58)	0.07	12.26	5.40		42,243	0.87		1.10		3.81		19

Class I
10/1/11 to 3/31/12(11)	$12.29	0.25	0.33	0.58	(0.25)	—	(0.25)	0.33	$12.62	4.81	%(4)	$28,268	0.60	%(3)	0.79	%(3)	4.01	%(3)	8	%(4)
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	(0.51)	(0.04)	12.29	4.01		27,417	0.60		0.80		4.29		12
10/1/09 to 9/30/10	12.28	0.51	0.04	0.55	(0.50)	—	(0.50)	0.05	12.33	4.69		28,169	0.60		0.78		4.19		10
10/1/08 to 9/30/09	11.41	0.50	0.88	1.38	(0.50)	(0.01)	(0.51)	0.87	12.28	12.50		25,624	0.60		0.77		4.35		8
10/1/07 to 9/30/08	12.08	0.49	(0.67)	(0.18)	(0.49)	—	(0.49)	(0.67)	11.41	(1.61)		27,893	0.60		0.76		4.07		10
5/1/07 to 9/30/07	12.25	0.20	(0.17)	0.03	(0.19)	(0.01)	(0.20)	(0.17)	12.08	0.30	(4)	28,277	0.64	(3)	0.80	(3)	3.99	(3)	4	(4)
9/29/06(6) to 4/30/07	12.43	0.28	(0.06)	0.22	(0.30)	(0.10)	(0.40)	(0.18)	12.25	1.79	(4)	28,952	0.64	(3)	0.79	(3)	3.90	(3)	19	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Commodities
Stock Fund
Class A
10/1/11 to 3/31/12(11)	$8.16	(0.01)	1.39	1.38	(0.02)	—	(0.02)	1.36	$9.52	16.90	%(4)	$298	1.65	%(3)	1.78	%(3)	(0.15)%		37	%(4)
3/15/11(6) to 9/30/11	10.00	(0.01)	(1.83)	(1.84)	—	—	—	(1.84)	8.16	(18.40	)(4)	204	1.65	(3)	5.40	(3)	(0.14	)(3)	32	(4)

Class C
10/1/11 to 3/31/12(11)	$8.13	(0.04)	1.37	1.33	—	—	—	1.33	$9.46	16.36	%(4)	$105	2.40	%(3)	2.54	%(3)	(0.90)%		37	%(4)
3/15/11(6) to 9/30/11	10.00	(0.05)	(1.82)	(1.87)	—	—	—	(1.87)	8.13	(18.70	)(4)	99	2.40	(3)	6.73	(3)	(0.90	)(3)	32	(4)

Class I
10/1/11 to 3/31/12(11)	$8.17	0.01	1.38	1.39	(0.04)	—	(0.04)	1.35	$9.52	17.02	%(4)	$21,968	1.40	%(3)	1.53	%(3)	0.11%		37	%(4)
3/15/11(6) to 9/30/11	10.00	0.01	(1.84)	(1.83)	—	—	—	(1.83)	8.17	(18.30	)(4)	15,692	1.40	(3)	2.92	(3)	0.14	(3)	32	(4)
Global Infrastructure
Fund
Class A
10/1/11 to 3/31/12(11)	$10.97	0.13	1.32	1.45	(0.17)	—	(0.17)	1.28	$12.25	13.26	%(4)	$29,711	1.32	%(3)	1.32	%(3)	2.19	%(3)	5	%(4)
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)	0.26	10.97	5.40		23,120	1.34		1.34		2.89		16
10/1/09 to 9/30/10	9.97	0.26	0.77	1.03	(0.29)	—	(0.29)	0.74	10.71	10.48		24,794	1.33		1.33		2.51		22
10/1/08 to 9/30/09	10.91	0.31	(0.87)	(0.56)	(0.30)	(0.08)	(0.38)	(0.94)	9.97	(4.76)		77,049	1.31		1.33		3.50		46
10/1/07 to 9/30/08	13.70	0.31	(2.31)	(2.00)	(0.28)	(0.51)	(0.79)	(2.79)	10.91	(15.63)		75,664	1.15		1.22		2.39		60
5/1/07 to 9/30/07	13.66	0.18	0.23	0.41	(0.23)	(0.14)	(0.37)	0.04	13.70	3.02	(4)	57,938	1.19	(3)	1.25	(3)	3.23	(3)	29	(4)
5/1/06 to 4/30/07	10.60	0.44	3.03	3.47	(0.41)	—	(0.41)	3.06	13.66	33.74		51,190	1.17		1.40		3.64		21

Class C
10/1/11 to 3/31/12(11)	$10.95	0.09	1.30	1.39	(0.12)	—	(0.12)	1.27	$12.22	12.87	%(4)	$6,975	2.07	%(3)	2.07	%(3)	1.48	%(3)	5	%(4)
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)	0.26	10.95	4.51		6,138	2.09		2.09		2.11		16
10/1/09 to 9/30/10	9.95	0.20	0.75	0.95	(0.21)	—	(0.21)	0.74	10.69	9.70		7,160	2.10		2.10		1.98		22
10/1/08 to 9/30/09	10.89	0.26	(0.89)	(0.63)	(0.23)	(0.08)	(0.31)	(0.94)	9.95	(5.49)		6,188	2.09		2.10		2.85		46
10/1/07 to 9/30/08	13.66	0.23	(2.31)	(2.08)	(0.18)	(0.51)	(0.69)	(2.77)	10.89	(16.18)		1,856	1.90		1.97		1.72		60
5/1/07 to 9/30/07	13.62	0.14	0.22	0.36	(0.18)	(0.14)	(0.32)	0.04	13.66	2.72	(4)	1,964	1.95	(3)	2.00	(3)	2.47	(3)	29	(4)
5/1/06 to 4/30/07	10.57	0.37	3.01	3.38	(0.33)	—	(0.33)	3.05	13.62	32.55		1,769	1.91		2.19		3.11		21

Class I
10/1/11 to 3/31/12(11)	$10.97	0.15	1.31	1.46	(0.18)	—	(0.18)	1.28	$12.25	13.40	%(4)	$41,438	1.07	%(3)	1.07	%(3)	2.47	%(3)	5	%(4)
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)	0.25	10.97	5.56		33,865	1.09		1.09		3.16		16
10/1/09 to 9/30/10	9.96	0.31	0.76	1.07	(0.31)	—	(0.31)	0.76	10.72	10.96		37,094	1.10		1.10		3.04		22
10/1/08 to 9/30/09	10.90	0.34	(0.87)	(0.53)	(0.33)	(0.08)	(0.41)	(0.94)	9.96	(4.54)		344	1.09		1.10		3.80		46
6/6/08(6) to 9/30/08	13.41	0.07	(2.40)	(2.33)	(0.18)	—	(0.18)	(2.51)	10.90	(17.51	)(4)	82	0.90	(3)	1.01	(3)	1.83	(3)	60	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Opportunities
Fund
Class A
10/1/11 to 3/31/12(11)	$7.91	0.02	1.63	1.65	(0.04)	—	(0.04)	1.61	$9.52	20.85	%(4)	$85,453	1.55	%(3)	1.55	%(3)	0.46	%(3)	38	%(4)
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)	0.12	7.91	2.54		54,916	1.55		1.67		0.65		56
10/1/09 to 9/30/10	6.67	0.09	1.11	1.20	(0.08)	—	(0.08)	1.12	7.79	18.09		59,088	1.57	(7)	1.66		1.21		78
10/1/08 to 9/30/09	7.82	0.07	(1.14)	(1.07)	(0.08)	—	(0.08)	(1.15)	6.67	(13.53)		53,644	1.86		1.86		1.16		168
10/1/07 to 9/30/08	11.59	0.13	(3.59)	(3.46)	(0.09)	(0.22)	(0.31)	(3.77)	7.82	(30.50)		73,003	1.65		1.65		1.31		62
7/1/07 to 9/30/07	12.15	0.02	0.20	0.22	(0.08)	(0.70)	(0.78)	(0.56)	11.59	1.93	(4)	116,983	1.60	(3)	1.60	(3)	0.59	(3)	15	(4)
7/1/06 to 6/30/07	9.86	0.11	2.30	2.41	(0.12)	—	(0.12)	2.29	12.15	24.61		117,709	1.61		1.64		1.01		74

Class B
10/1/11 to 3/31/12(11)	$7.06	(0.01)	1.45	1.44	—	—	—	1.44	$8.50	20.40	%(4)	$1,106	2.30	%(3)	2.30	%(3)	(0.37	)%(3)	38	%(4)
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.06	1.76		915	2.30		2.42		(0.14)		56
10/1/09 to 9/30/10	6.00	0.03	0.99	1.02	(0.05)	—	(0.05)	0.97	6.97	17.09		1,294	2.32	(7)	2.41		0.43		78
10/1/08 to 9/30/09	7.06	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	6.00	(14.10)		1,369	2.61		2.61		0.35		168
10/1/07 to 9/30/08	10.48	0.04	(3.22)	(3.18)	(0.02)	(0.22)	(0.24)	(3.42)	7.06	(30.93)		2,379	2.39		2.39		0.49		62
7/1/07 to 9/30/07	11.04	— (5)	0.18	0.18	(0.04)	(0.70)	(0.74)	(0.56)	10.48	1.65	(4)	4,945	2.35	(3)	2.35	(3)	(0.15	)(3)	15	(4)
7/1/06 to 6/30/07	8.98	0.02	2.10	2.12	(0.06)	—	(0.06)	2.06	11.04	23.76		5,074	2.36		2.39		0.22		74

Class C
10/1/11 to 3/31/12(11)	$7.02	(0.01)	1.45	1.44	—	—	—	1.44	$8.46	20.51	%(4)	$1,313	2.30	%(3)	2.31	%(3)	(0.32	)%(3)	38	%(4)
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
10/1/09 to 9/30/10	5.97	0.03	0.98	1.01	(0.05)	—	(0.05)	0.96	6.93	17.01		806	2.32	(7)	2.41		0.48		78
10/1/08 to 9/30/09	7.03	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	5.97	(14.16)		776	2.62		2.62		0.37		168
10/1/07 to 9/30/08	10.44	0.05	(3.22)	(3.17)	(0.02)	(0.22)	(0.24)	(3.41)	7.03	(30.95)		1,149	2.40		2.40		0.55		62
7/1/07 to 9/30/07	11.01	— (5)	0.17	0.17	(0.04)	(0.70)	(0.74)	(0.57)	10.44	1.67	(4)	1,857	2.35	(3)	2.35	(3)	(0.15	)(3)	15	(4)
7/1/06 to 6/30/07	8.95	0.02	2.10	2.12	(0.06)	—	(0.06)	2.06	11.01	23.74		1,838	2.36		2.38		0.23		74

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Real Estate
Securities Fund
Class A
10/1/11 to 3/31/12(11)	$17.78	0.19	3.83	4.02	(0.11)	(0.37)	(0.48)	3.54	$21.32	22.93	%(4)	$5,373	1.40	%(3)	2.52	%(3)	1.92	%(3)	27	%(4)
10/1/10 to 9/30/11	19.84	0.50	(0.90)	(0.40)	(1.01)	(0.65)	(1.66)	(2.06)	17.78	(2.57)		5,275	1.40		3.16		2.48		41
10/1/09 to 9/30/10	18.33	0.40	3.31	3.71	(1.55)	(0.65)	(2.20)	1.51	19.84	22.42		2,492	1.40		4.07		2.21		28
3/2/09(6) to 9/30/09	10.00	0.30	8.03	8.33	—	—	—	8.33	18.33	83.30	(4)	1,586	1.40	(3)	9.62	(3)	3.68	(3)	29	(4)

Class C
10/1/11 to 3/31/12(11)	$17.65	0.10	3.80	3.90	(0.03)	(0.37)	(0.40)	3.50	$21.15	22.45	%(4)	$730	2.15	%(3)	3.29	%(3)	1.01	%(3)	27	%(4)
10/1/10 to 9/30/11	19.67	0.35	(0.88)	(0.53)	(0.84)	(0.65)	(1.49)	(2.02)	17.65	(3.25)		486	2.15		3.91		1.73		41
10/1/09 to 9/30/10	18.25	0.27	3.29	3.56	(1.49)	(0.65)	(2.14)	1.42	19.67	21.55		262	2.15		4.83		1.50		28
3/2/09(6) to 9/30/09	10.00	0.24	8.01	8.25	—	—	—	8.25	18.25	82.50	(4)	194	2.15	(3)	10.45	(3)	2.94	(3)	29	(4)

Class I
10/1/11 to 3/31/12(11)	$17.85	0.18	3.87	4.05	(0.13)	(0.37)	(0.50)	3.55	$21.40	23.05	%(4)	$1,224	1.15	%(3)	2.30	%(3)	1.86	%(3)	27	%(4)
10/1/10 to 9/30/11	19.91	0.63	(0.97)	(0.34)	(1.07)	(0.65)	(1.72)	(2.06)	17.85	(2.26)		609	1.15		2.92		3.07		41
10/1/09 to 9/30/10	18.36	0.47	3.30	3.77	(1.57)	(0.65)	(2.22)	1.55	19.91	22.77		678	1.15		3.90		2.63		28
3/2/09(6) to 9/30/09	10.00	0.32	8.04	8.36	—	—	—	8.36	18.36	83.60	(4)	183	1.15	(3)	6.04	(3)	3.93	(3)	29	(4)
Greater Asia ex Japan
Opportunities Fund
Class A
10/1/11 to 3/31/12(11)	$13.93	0.01	0.87	0.88	(0.02)	(0.53)	(0.55)	0.33	$14.26	6.73	%(4)	$7,730	1.80	%(3)	3.67	%(3)	0.10	%(3)	19	%(4)
10/1/10 to 9/30/11	16.89	0.06	(1.09)	(1.03)	(0.10)	(1.83)	(1.93)	(2.96)	13.93	(6.88)		9,125	1.80		3.06		0.39		60
10/1/09 to 9/30/10	13.01	0.14	4.19	4.33	(0.13)	(0.32)	(0.45)	3.88	16.89	34.27		10,305	1.80		3.05		1.00		78
4/21/09(6) to 9/30/09	10.00	0.10	2.91	3.01	—	—	—	3.01	13.01	30.10	(4)	6,431	1.80	(3)	3.78	(3)	1.88	(3)	26	(4)

Class C
10/1/11 to 3/31/12(11)	$13.79	(0.04)	0.86	0.82	—	(0.53)	(0.53)	0.29	$14.08	6.36	%(4)	$200	2.55	%(3)	4.44	%(3)	(0.62	)%(3)	19	%(4)
10/1/10 to 9/30/11	16.77	(0.07)	(1.08)	(1.15)	—	(1.83)	(1.83)	(2.98)	13.79	(7.61)		223	2.55		3.81		(0.47)		60
10/1/09 to 9/30/10	12.96	0.07	4.16	4.23	(0.10)	(0.32)	(0.42)	3.81	16.77	33.39		430	2.55		3.83		0.46		78
4/21/09(6) to 9/30/09	10.00	0.06	2.90	2.96	—	—	—	2.96	12.96	29.60	(4)	130	2.55	(3)	4.54	(3)	1.12	(3)	26	(4)

Class I
10/1/11 to 3/31/12(11)	$13.99	0.02	0.87	0.89	(0.06)	(0.53)	(0.59)	0.30	$14.29	6.83	%(4)	$264	1.55	%(3)	3.16	%(3)	0.33	%(3)	19	%(4)
10/1/10 to 9/30/11	16.94	0.08	(1.06)	(0.98)	(0.14)	(1.83)	(1.97)	(2.95)	13.99	(6.57)		248	1.55		2.78		0.50		60
10/1/09 to 9/30/10	13.02	0.18	4.21	4.39	(0.15)	(0.32)	(0.47)	3.92	16.94	34.69		198	1.55		2.80		1.25		78
4/21/09(6) to 9/30/09	10.00	0.11	2.91	3.02	—	—	—	3.02	13.02	30.20	(4)	130	1.55	(3)	3.54	(3)	2.11	(3)	26	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Greater European
Opportunities Fund
Class A
10/1/11 to 3/31/12(11)	$11.80	0.05		2.14	2.19	(0.15)	(0.48)	(0.63)	1.56	$13.36	19.16	%(4)	$5,574	1.45	%(3)	2.81	%(3)	0.82	%(3)	20	%(4)
10/1/10 to 9/30/11	13.56	0.17		(0.36)	(0.19)	(0.29)	(1.28)	(1.57)	(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26		46
10/1/09 to 9/30/10	12.97	0.21		0.95	1.16	(0.15)	(0.42)	(0.57)	0.59	13.56	9.14		4,629	1.45		2.75		1.60		48
4/21/09(6) to 9/30/09	10.00	0.12		2.85	2.97	—	—	—	2.97	12.97	29.70	(4)	6,236	1.45	(3)	3.60	(3)	2.38	(3)	14	(4)

Class C
10/1/11 to 3/31/12(11)	$11.69	—	(5)	2.14	2.14	(0.03)	(0.48)	(0.51)	1.63	$13.32	18.78	%(4)	$171	2.20	%(3)	3.56	%(3)	0.07	%(3)	20	%(4)
10/1/10 to 9/30/11	13.45	0.07		(0.36)	(0.29)	(0.19)	(1.28)	(1.47)	(1.76)	11.69	(2.77)		144	2.20		3.78		0.53		46
10/1/09 to 9/30/10	12.93	0.07		0.98	1.05	(0.11)	(0.42)	(0.53)	0.52	13.45	8.28		142	2.20		3.50		0.56		48
4/21/09(6) to 9/30/09	10.00	0.07		2.86	2.93	—	—	—	2.93	12.93	29.30	(4)	196	2.20	(3)	4.27	(3)	1.31	(3)	14	(4)

Class I
10/1/11 to 3/31/12(11)	$11.83	0.05		2.16	2.21	(0.19)	(0.48)	(0.67)	1.54	$13.37	19.31	%(4)	$140	1.20	%(3)	2.55	%(3)	0.86	%(3)	20	%(4)
10/1/10 to 9/30/11	13.60	0.17		(0.34)	(0.17)	(0.32)	(1.28)	(1.60)	(1.77)	11.83	(1.84)		206	1.20		2.78		1.33		46
10/1/09 to 9/30/10	12.98	0.24		0.96	1.20	(0.16)	(0.42)	(0.58)	0.62	13.60	9.48		142	1.20		2.56		1.83		48
4/21/09(6) to 9/30/09	10.00	0.14		2.84	2.98	—	—	—	2.98	12.98	29.80	(4)	130	1.20	(3)	3.34	(3)	2.63	(3)	14	(4)
High Yield Fund
Class A
10/1/11 to 3/31/12(11)	$3.85	0.14		0.32	0.46	(0.14)	—	(0.14)	0.32	$4.17	12.20	%(4)	$96,739	1.15	%(3)	1.30	%(3)	6.95	%(3)	52	%(4)
10/1/10 to 9/30/11	4.17	0.29		(0.32)	(0.03)	(0.29)	—	(0.29)	(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106
10/1/09 to 9/30/10	3.89	0.31		0.28	0.59	(0.31)	—	(0.31)	0.28	4.17	15.43		101,326	1.35		1.35	(3)	7.69		92
10/1/08 to 9/30/09	3.98	0.31		(0.08)	0.23	(0.32)	—	(0.32)	(0.09)	3.89	7.02		90,560	1.37		1.37		8.88		134
10/1/07 to 9/30/08	4.89	0.34		(0.90)	(0.56)	(0.35)	—	(0.35)	(0.91)	3.98	(12.10)		92,907	1.34		1.34		7.41		100
11/1/06 to 9/30/07	4.91	0.30		(0.01)	0.29	(0.31)	—	(0.31)	(0.02)	4.89	6.06	(4)	125,200	1.39	(3)	1.39	(3)	6.59	(3)	102	(4)
11/1/05 to 10/31/06	4.88	0.31		0.05	0.36	(0.33)	—	(0.33)	0.03	4.91	7.52		132,408	1.37		1.37		6.25		161

Class B
10/1/11 to 3/31/12(11)	$3.77	0.12		0.32	0.44	(0.13)	—	(0.13)	0.31	$4.08	11.86	%(4)	$395	1.90	%(3)	2.05	%(3)	6.19	%(3)	52	%(4)
10/1/10 to 9/30/11	4.08	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106
10/1/09 to 9/30/10	3.82	0.27		0.27	0.54	(0.28)	—	(0.28)	0.26	4.08	14.65		663	2.10		2.10	(3)	6.95		92
10/1/08 to 9/30/09	3.92	0.28		(0.09)	0.19	(0.29)	—	(0.29)	(0.10)	3.82	6.13		1,019	2.12		2.12		8.21		134
10/1/07 to 9/30/08	4.81	0.30		(0.88)	(0.58)	(0.31)	—	(0.31)	(0.89)	3.92	(12.59)		1,366	2.08		2.08		6.63		100
11/1/06 to 9/30/07	4.84	0.26		(0.01)	0.25	(0.28)	—	(0.28)	(0.03)	4.81	5.22	(4)	2,597	2.13	(3)	2.13	(3)	5.78	(3)	102	(4)
11/1/05 to 10/31/06	4.81	0.26		0.06	0.32	(0.29)	—	(0.29)	0.03	4.84	6.83		4,595	2.12		2.12		5.46		161

Class C
10/1/11 to 3/31/12(11)	$3.80	0.12		0.32	0.44	(0.13)	—	(0.13)	0.31	$4.11	12.03	%(4)	$2,531	1.90	%(3)	2.05	%(3)	6.21	%(3)	52	%(4)
10/1/10 to 9/30/11	4.11	0.25		(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106
10/1/09 to 9/30/10	3.85	0.27		0.27	0.54	(0.28)	—	(0.28)	0.26	4.11	14.53		2,119	2.10		2.10	(3)	6.93		92
10/1/08 to 9/30/09	3.94	0.28		(0.08)	0.20	(0.29)	—	(0.29)	(0.09)	3.85	6.36		1,585	2.12		2.12		8.06		134
10/1/07 to 9/30/08	4.84	0.30		(0.89)	(0.59)	(0.31)	—	(0.31)	(0.90)	3.94	(12.72)		1,465	2.09		2.09		6.66		100
11/1/06 to 9/30/07	4.87	0.26		(0.01)	0.25	(0.28)	—	(0.28)	(0.03)	4.84	5.20	(4)	2,081	2.14	(3)	2.14	(3)	5.89	(3)	102	(4)
11/1/05 to 10/31/06	4.84	0.27		0.05	0.32	(0.29)	—	(0.29)	0.03	4.87	6.80		1,585	2.12		2.12		5.48		161

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Fund
Class A
10/1/11 to 3/31/12(11)	$9.79	0.06		1.23	1.29	(0.17)	(0.19)	(0.36)	0.93	$10.72	13.49	%(4)	$190	1.50	%(3)	1.84	%(3)	1.21	%(3)	10	%(4)
10/1/10 to 9/30/11	10.17	0.29		(0.57)	(0.28)	(0.10)	—	(0.10)	(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.17	0.17	—	—	—	0.17	10.17	1.70	(4)	102	1.50	(3)	19.64	(3)	1.36	(3)	—	(4)

Class C
10/1/11 to 3/31/12(11)	$9.76	0.03		1.19	1.22	(0.15)	(0.19)	(0.34)	0.88	$10.64	12.90	%(4)	$112	2.25	%(3)	2.58	%(3)	0.67	%(3)	10	%(4)
10/1/10 to 9/30/11	10.16	0.18		(0.53)	(0.35)	(0.05)	—	(0.05)	(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.16	0.16	—	—	—	0.16	10.16	1.60	(4)	102	2.25	(3)	20.39	(3)	0.61	(3)	—	(4)

Class I
10/1/11 to 3/31/12(11)	$9.80	0.08		1.20	1.28	(0.18)	(0.19)	(0.37)	0.91	$10.71	13.34	%(4)	$19,292	1.25	%(3)	1.58	%(3)	1.65	%(3)	10	%(4)
10/1/10 to 9/30/11	10.18	0.34		(0.60)	(0.26)	(0.12)	—	(0.12)	(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
9/16/10(6) to 9/30/10	10.00	0.01		0.17	0.18	—	—	—	0.18	10.18	1.70	(4)	7,068	1.25	(3)	19.39	(3)	1.62	(3)	—	(4)
International Real Estate
Securities Fund
Class A
10/1/11 to 3/31/12(11)	$5.23	0.06		0.81	0.87	(0.07)	—	(0.07)	0.80	$6.03	16.92	%(4)	$3,231	1.50	%(3)	1.87	%(3)	2.17	%(3)	18	%(4)
10/1/10 to 9/30/11	6.30	0.31		(0.69)	(0.38)	(0.69)	—	(0.69)	(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41
10/1/09 to 9/30/10	6.00	0.13		0.65	0.78	(0.48)	—	(0.48)	0.30	6.30	14.44		2,474	1.50		1.70		2.21		20
10/1/08 to 9/30/09	6.72	0.21		(0.66)	(0.45)	(0.27)	—	(0.27)	(0.72)	6.00	(5.59)		32,178	1.50		1.66		4.71		54
10/1/07(6) to 9/30/08	10.00	0.21		(3.32)	(3.11)	(0.17)	—	(0.17)	(3.28)	6.72	(31.46)		60,907	1.50		2.11		2.74		8

Class C
10/1/11 to 3/31/12(11)	$5.20	0.04		0.82	0.86	(0.05)	—	(0.05)	0.81	$6.01	16.61	%(4)	$1,293	2.25	%(3)	2.63	%(3)	1.58	%(3)	18	%(4)
10/1/10 to 9/30/11	6.26	0.24		(0.67)	(0.43)	(0.63)	—	(0.63)	(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41
10/1/09 to 9/30/10	6.00	0.13		0.61	0.74	(0.48)	—	(0.48)	0.26	6.26	13.73		494	2.25		2.51		2.28		20
10/1/08 to 9/30/09	6.70	0.19		(0.67)	(0.48)	(0.22)	—	(0.22)	(0.70)	6.00	(6.30)		413	2.25		2.40		4.21		54
10/1/07(6) to 9/30/08	10.00	0.20		(3.38)	(3.18)	(0.12)	—	(0.12)	(3.30)	6.70	(32.09)		141	2.23		3.00		2.52		8

Class I
10/1/11 to 3/31/12(11)	$5.23	0.06		0.83	0.89	(0.09)	—	(0.09)	0.80	$6.03	17.24	%(4)	$22,241	1.25	%(3)	1.61	%(3)	2.33	%(3)	18	%(4)
10/1/10 to 9/30/11	6.31	0.35		(0.72)	(0.37)	(0.71)	—	(0.71)	(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
10/1/09 to 9/30/10	5.99	0.19		0.61	0.80	(0.48)	—	(0.48)	0.32	6.31	14.83		24,052	1.25		1.51		3.31		20
10/1/08 to 9/30/09	6.72	0.23		(0.67)	(0.44)	(0.29)	—	(0.29)	(0.73)	5.99	(5.43)		71	1.25		1.41		4.87		54
10/1/07(6) to 9/30/08	10.00	0.25		(3.35)	(3.10)	(0.18)	—	(0.18)	(3.28)	6.72	(31.32)		69	1.24		2.16		3.00		8

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Fixed
Income Fund
Class A
10/1/11 to 3/31/12(11)	$10.24	0.32	0.65	0.97	(0.33)	—	(0.33)	0.64	$10.88	9.62	%(4)	$170,495	1.13	%(3)	1.13	%(3)	6.12	%(3)	28	%(4)
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)	—	(0.72)	(0.53)	10.24	1.58		137,395	1.16		1.16		6.07		45
10/1/09 to 9/30/10	9.96	0.67	0.79	1.46	(0.65)	—	(0.65)	0.81	10.77	15.14		125,962	1.16		1.16		6.46		74
10/1/08 to 9/30/09	9.23	0.59	0.85	1.44	(0.71)	—	(0.71)	0.73	9.96	17.34		121,968	1.16		1.16		6.90		85
10/1/07 to 9/30/08	10.89	0.68	(1.66)	(0.98)	(0.68)	—	(0.68)	(1.66)	9.23	(9.46)		88,744	1.15		1.15		6.54		91
11/1/06 to 9/30/07	10.88	0.56	(0.03)	0.53	(0.52)	—	(0.52)	0.01	10.89	4.95	(4)	113,458	1.19	(3)	1.19	(3)	5.55	(3)	92	(4)
11/1/05 to 10/31/06	10.63	0.59	0.21	0.80	(0.55)	—	(0.55)	0.25	10.88	7.74		113,362	1.17		1.17		5.52		96

Class B
10/1/11 to 3/31/12(11)	$10.22	0.28	0.65	0.93	(0.29)	—	(0.29)	0.64	$10.86	9.23	%(4)	$10,753	1.88	%(3)	1.88	%(3)	5.37	%(3)	28	%(4)
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.22	0.82		10,685	1.91		1.91		5.31		45
10/1/09 to 9/30/10	9.95	0.59	0.79	1.38	(0.58)	—	(0.58)	0.80	10.75	14.20		13,590	1.91		1.91		5.72		74
10/1/08 to 9/30/09	9.22	0.53	0.84	1.37	(0.64)	—	(0.64)	0.73	9.95	16.47		13,276	1.91		1.91		6.18		85
10/1/07 to 9/30/08	10.88	0.60	(1.66)	(1.06)	(0.60)	—	(0.60)	(1.66)	9.22	(10.16)		11,969	1.90		1.90		5.80		91
11/1/06 to 9/30/07	10.87	0.48	(0.02)	0.46	(0.45)	—	(0.45)	0.01	10.88	4.25	(4)	14,205	1.94	(3)	1.94	(3)	4.80	(3)	92	(4)
11/1/05 to 10/31/06	10.61	0.51	0.22	0.73	(0.47)	—	(0.47)	0.26	10.87	7.05		14,147	1.92		1.92		4.78		96

Class C
10/1/11 to 3/31/12(11)	$10.31	0.29	0.65	0.94	(0.29)	—	(0.29)	0.65	$10.96	9.24	%(4)	$87,513	1.88	%(3)	1.88	%(3)	5.38	%(3)	28	%(4)
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.31	0.80		70,735	1.91		1.91		5.32		45
10/1/09 to 9/30/10	10.02	0.59	0.80	1.39	(0.57)	—	(0.57)	0.82	10.84	14.29		62,214	1.91		1.91		5.71		74
10/1/08 to 9/30/09	9.27	0.52	0.87	1.39	(0.64)	—	(0.64)	0.75	10.02	16.59		41,374	1.90		1.90		5.93		85
10/1/07 to 9/30/08	10.94	0.61	(1.68)	(1.07)	(0.60)	—	(0.60)	(1.67)	9.27	(10.20)		16,828	1.90		1.90		5.80		91
11/1/06 to 9/30/07	10.93	0.48	(0.02)	0.46	(0.45)	—	(0.45)	0.01	10.94	4.22	(4)	20,677	1.94	(3)	1.94	(3)	4.81	(3)	92	(4)
11/1/05 to 10/31/06	10.67	0.51	0.22	0.73	(0.47)	—	(0.47)	0.26	10.93	7.00		17,222	1.91		1.91		4.77		96

Class I
10/1/11 to 3/31/12(11)	$10.24	0.34	0.66	1.00	(0.35)	—	(0.35)	0.65	$10.89	9.75	%(4)	$42,574	0.89	%(3)	0.89	%(3)	6.39	%(3)	28	%(4)
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)	—	(0.75)	(0.52)	10.24	1.93		22,408	0.91		0.91		6.32		45
10/1/09(6) to 9/30/10	9.95	0.70	0.79	1.49	(0.68)	—	(0.68)	0.81	10.76	15.41	(4)	7,633	0.91	(3)	0.91	(3)	6.78	(3)	74

See Notes to Financial Statements

The footnote legend is at the end of the financial highlights.

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	`Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Senior Floating Rate Fund
Class A
10/1/11 to 3/31/12(11)	$9.28	0.25	0.40	0.65	(0.23)	—	—	(0.23)	0.42	$9.70	7.09	%(4)	$235,887	1.17	%(3)	1.17	%(3)	5.15	%(3)	21	%(4)
10/1/10 to 9/30/11	9.80	0.45	(0.27)	0.18	(0.49)	(0.07)	(0.14)	(0.70)	(0.52)	9.28	1.62		215,427	1.20	(9)	1.19	(9)	4.58		69
10/1/09 to 9/30/10	9.87	0.67	0.09	0.76	(0.64)	(0.19)	—	(0.83)	(0.07)	9.80	8.05		98,790	1.20	(9)	1.15	(9)	6.86		41
10/1/08 to 9/30/09	9.41	0.54	0.47	1.01	(0.55)	— (5)	—	(0.55)	0.46	9.87	11.74		52,987	1.20		1.33		6.00		63
1/31/08(6) to 9/30/08	10.00	0.41	(0.61)	(0.20)	(0.39)	—	—	(0.39)	(0.59)	9.41	(2.12	)(4)	14,349	1.20	(3)	1.80	(3)	6.25	(3)	27	(4)

Class C
10/1/11 to 3/31/12(11)	$9.29	0.21	0.41	0.62	(0.20)	—	—	(0.20)	0.42	$9.71	6.69	%(4)	$94,286	1.92	%(3)	1.92	%(3)	4.40	%(3)	21	%(4)
10/1/10 to 9/30/11	9.81	0.36	(0.26)	0.10	(0.41)	(0.07)	(0.14)	(0.62)	(0.52)	9.29	0.85		92,623	1.95	(9)	1.94	(9)	3.69		69
10/1/09 to 9/30/10	9.87	0.59	0.10	0.69	(0.56)	(0.19)	—	(0.75)	(0.06)	9.81	7.35		30,116	1.95	(9)	1.92	(9)	6.02		41
10/1/08 to 9/30/09	9.41	0.44	0.51	0.95	(0.49)	— (5)	—	(0.49)	0.46	9.87	10.94		2,740	1.95		2.05		4.82		63
1/31/08(6) to 9/30/08	10.00	0.37	(0.61)	(0.24)	(0.35)	—	—	(0.35)	(0.59)	9.41	(2.59	)(4)	359	1.95	(3)	2.57	(3)	5.58	(3)	27	(4)

Class I
10/1/11 to 3/31/12(11)	$9.27	0.26	0.40	0.66	(0.24)	—	—	(0.24)	0.42	$9.69	7.23	%(4)	$82,754	0.92	%(3)	0.92	%(3)	5.39	%(3)	21	%(4)
10/1/10 to 9/30/11	9.80	0.46	(0.27)	0.19	(0.51)	(0.07)	(0.14)	(0.72)	(0.53)	9.27	1.78		71,584	0.95	(9)	0.93	(9)	4.67		69
10/1/09 to 9/30/10	9.86	0.64	0.15	0.79	(0.66)	(0.19)	—	(0.85)	(0.06)	9.80	8.44		32,679	0.95	(9)	0.89	(9)	6.56		41
10/1/08 to 9/30/09	9.41	0.58	0.45	1.03	(0.58)	— (5)	—	(0.58)	0.45	9.86	11.94		394	0.95		1.13		6.54		63
1/31/08(6) to 9/30/08	10.00	0.43	(0.61)	(0.18)	(0.41)	—	—	(0.41)	(0.59)	9.41	(1.96	)(4)	232	0.95	(3)	1.56	(3)	6.51	(3)	27	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
(10)	Includes extraordinary expenses.
(11)	Unaudited.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

1.	Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 22 funds are offered for sale, of which 13 (each a “Fund”) are reported in this semiannual report. Each Fund has a distinct investment objective and ten Funds are diversified. The Global Commodities Stock Fund, Global Real Estate Securities Fund and the International Real Estate Securities Fund are nondiversified Funds.

The Funds have the following investment objectives.

Investment Objective(s)
Bond Fund	High total return from both current income and capital.
CA Tax-Exempt Bond Fund	A high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Global Commodities Stock Fund	Long-term capital appreciation.
Global Infrastructure Fund	Capital appreciation and current income.
Global Opportunities Fund	Capital appreciation.
Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Greater Asia ex Japan Opportunities Fund	Long-term capital appreciation.
Greater European Opportunities Fund	Long-term capital appreciation.
High Yield Fund	High current income and a secondary objective of capital growth.
International Equity Fund	Long-term capital appreciation.
International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income.
Multi-Sector Fixed Income Fund	Maximize current income while preserving capital.
Senior Floating Rate Fund	High total return from both current income and capital appreciation.

There is no guarantee that a Fund will achieve its objective(s).

All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds with the exception of the Global Opportunities Fund and the High Yield Fund, offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions, refer to the prospectus).

Class A shares of the Bond Fund, CA Tax-Exempt Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and/or shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security valuation:

Security valuation procedures for the Funds have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily includes investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

Dividend income is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income taxes:

Each Fund is treated as a separate taxable entity. It is the intent of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund and the Multi-Sector Fixed Income Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

F.	Foreign currency translation:

Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.	Derivative financial instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

A Fund utilizes futures to optimize performance by managing interest rate risk. This permits the fund manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

H.	When-issued and delayed delivery transactions:

Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan agreements:

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The Funds currently hold assignment loans.

J.	Securities lending:

Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Mutual Funds.

3.	Investment Advisory Fee and Related Party Transactions ($ reported in thousands except as noted)

A.	Adviser:

Virtus Investment Advisers, Inc. (“VIA,” the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust.

For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	1st $1 Billion	Over $1 Billion
Bond Fund	0.45%	0.40%
Greater Asia ex Japan Opportunities Fund	1.00	0.95
Greater European Opportunities Fund	0.85	0.80

	1st $1 Billion	$1+ Billion – $2 Billion	$2 + Billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Global Commodities Stock Fund	1.00	0.95	0.90
Global Infrastructure Fund	0.65	0.60	0.55
Global Opportunities Fund	0.85	0.80	0.75
Global Real Estate Securities Fund	0.85	0.80	0.75
High Yield Fund	0.65	0.60	0.55
International Real Estate Securities Fund	1.00	0.95	0.90
Multi-Sector Fixed Income Fund	0.55	0.50	0.45
Senior Floating Rate Fund	0.60	0.55	0.50

	1st $2 Billion	$2 + Billion – $4 Billion	$4 + Billion
International Equity Fund	0.85%	0.80%	0.75%

The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

B.	Subadvisers:

A subadviser manages the investments of each Fund, for which the subadviser is paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Bond Fund	NFS(2)	Greater European Opportunities Fund	Vontobel(4)
CA Tax-Exempt Bond Fund	NFS(2)	High Yield Fund	NFH(6)(7)
Global Commodities Stock Fund	HIM(5)	International Equity Fund	Pyrford(3)
Global Infrastructure Fund	DPIM(1)	International Real Estate Securities Fund	DPIM(1)
Global Opportunities Fund	Vontobel(4)	Multi-Sector Fixed Income Fund	NFH(6)
Global Real Estate Securities Fund	DPIM(1)	Senior Floating Rate Fund	NFH(6)
Greater Asia ex Japan Opportunities Fund	Vontobel(4)

(1)	Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus.
(2)	The San Francisco, CA office of Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus.
(3)	Pyrford International Ltd. An indirect wholly-owned subsidiary of the Bank of Montreal (“BoM”). BoM is a minority investor of Virtus.
(4)	Vontobel Asset Management, Inc.
(5)	Harris Investment Management, Inc., an indirect, wholly-owned subsidiary of BoM. BoM is a minority investor of Virtus.
(6)	The Hartford, CT office of Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus.
(7)	Prior to December 21, 2011, the San Francisco office of Newfleet was the subadviser.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

C.	Expense Limits and Fee Waivers:

The Adviser has voluntarily agreed to limit each Fund’s total operating expenses (excluding taxes, extraordinary expenses and acquired fund fees and expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following Funds. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Bond Fund	0.85%	1.60%	1.60%	0.60%
CA Tax-Exempt Bond Fund	0.85	—	—	0.60
Global Opportunities Fund	1.55	2.30	2.30	—
Global Real Estate Securities Fund	1.40	—	2.15	1.15
Greater Asia ex Japan Opportunities Fund	1.80	—	2.55	1.55
Greater European Opportunities Fund	1.45	—	2.20	1.20
High Yield Fund	1.15	1.90	1.90	—
International Equity Fund(2)	1.50	—	2.25	1.25
International Real Estate Securities Fund	1.50	—	2.25	1.25
Senior Floating Rate Fund(1)	1.20	—	1.95	0.95

(1)	Excluding leverage expenses, if any.
(2)	The Fund’s Adviser and Subadviser have jointly agreed to these limits.

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, and extraordinary expenses).

	Class A	Class C	Class I	Through Date
Global Commodities Stock Fund	1.65%	2.40%	1.40%	3/31/12

The Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2012	2013	2014	Total
Bond Fund	$281	$293	$305	$879
CA Tax-Exempt Bond Fund	96	106	113	315
Global Commodities Stock Fund	—	—	85	85
Global Infrastructure Fund	13	—	—	13
Global Opportunities Fund	—	48	76	124
Global Real Estate Securities Fund	66	91	86	243
Greater Asia ex Japan Opportunities Fund	51	99	149	299
Greater European Opportunities Fund	55	79	83	217
High Yield Fund	—	—	145	145
International Equity Fund(1)	—	16	106	122
International Real Estate Securities Fund	57	73	82	212

(1)	May be recaptured jointly by the Fund’s Adviser and Subadviser.

D.	Distributor:

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, as the distributor of each Fund’s shares, has advised the Funds that for the six months (the “period”) ended March 31, 2012, it retained Class A net commissions of $52 Class B deferred sales charges of $2; and Class C deferred sales charges of $34.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and/or shareholder service plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administration and Transfer Agent Services:

VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2012, VP Distributors received administration fees totaling $596 which are included in the Statement of Operations.

VP Distributors also serves as the Trust’s transfer agent. For the period ended March 31, 2012, VP Distributors received transfer agent fees totaling $644 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide service to the Funds.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

F.	Affiliated Shareholders:

At March 31, 2012, Virtus and its affiliates including Bank of Montreal (a minority investor in Virtus) and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Aggregate Shares	Net Asset Value
Bond Fund,
Class I	86,679	$988
Global Commodities Stock Fund,
Class A	10,020	95
Class C	10,000	95
Class I	2,237,991	21,315
Global Infrastructure Fund,
Class I	2,477,694	30,352
Global Real Estate Securities Fund,
Class A	100,890	2,151
Class C	12,425	262
Class I	12,673	271
International Equity Fund,
Class A	10,390	111
Class C	10,336	110
Class I	790,355	8,464
International Real Estate Securities Fund,
Class A	262,443	1,584
Class C	12,932	78
Class I	2,617,980	15,786
Multi-Sector Fixed Income
Class I	28,999	316
Senior Floating Rate Fund,
Class I	1,221,416	11,833

4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2012, were as follows:

	Purchases	Sales
Bond Fund	$57,714	$62,023
CA Tax-Exempt Bond Fund	4,375	6,485
Global Commodities Stock Fund	11,058	7,395
Global Infrastructure Fund	10,843	3,334
Global Opportunities Fund	42,070	26,477
Global Real Estate Securities Fund	1,853	2,360
Greater Asia ex Japan Opportunities Fund	1,616	3,956
Greater European Opportunities Fund	1,106	1,062
High Yield Fund	52,585	48,289
International Equity Fund	1,906	3,151
International Real Estate Securities Fund	4,656	10,306
Multi-Sector Fixed Income Fund	120,885	61,046
Senior Floating Rate Fund	100,020	80,465

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2012, were as follows:

	Purchases	Sales
Bond Fund	$112,611	$102,522
Multi-Sector Fixed Income Fund	11,019	15,008

5.	Derivative Transactions ($ reported in thousands)

Certain Funds invested in derivative instruments during the reporting period in the form of forward currency contracts and futures contracts. The primary type of risk associated with the Forward currency contracts is associated with the conversion of foreign currency to U.S. dollars. A Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio. The primary type of risk associated with the futures contracts is interest rate risk. A Fund may utilize futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be the most attractive while mitigating vulnerability to changes in market interest rates.

For additional information on forward currency contracts and futures contracts in which the Funds invested in during the reporting period, refer to the Schedule of Investments and Note 2G.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of March 31, 2012 ($ reported in thousands):

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Variation margin for futures contracts

Foreign exchange contracts		Unrealized depreciation on forward currency contracts

	Asset Liability Derivative Fair Value
	Total Value at March 31, 2012	Interest Rate Contract	Foreign Exchange Contract
Bond Fund(1)	$13	$13	$—

	Liability Derivative Fair Value
	Total Value at March 31, 2012	Interest rate Contracts	Foreign Exchange Contracts
International Equity Fund	$18	$—	$18

(1)	Variation margin shown on the Statement of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts.

For the six months ended March 31, 2012, the Funds’ average volume of derivative activities is as follows:

	Forward Currency Contracts – Purchased(1)	Futures Contracts – Purchased(3)	Forward Currency Contracts – Sold(2)	Futures Contracts – Sold(3)
Bond Fund		$—		$359
International Equity Fund	$256		$2,205

(1)	Value at Settlement Date Payable.
(2)	Value at Settlement Date Receivable.
(3)	Notional Amount.

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

Foreign Exchange Contracts	Net realized gain (loss) on foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

	Realized Gain (Loss) on Derivatives Recognized in Results from Operations
	Total Value at March 31, 2012	Interest rate Contracts	Foreign Exchange Contracts
Bond Fund	$—	—	$—
International Equity Fund	8	—	8

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
	Total Value at March 31, 2012	Interest rate Contracts	Foreign Exchange Contracts
Bond Fund	$(18)	(18)	$—
International Equity Fund	66	—	66

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

6.	Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Bond Fund						CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011				Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	374	$4,182	600		$6,673		13	$163	45	$523
Reinvestment of distributions	81	897	181		2,008		30	376	64	758
Shares repurchased	(473)	(5,271)	(911)		(10,094)		(103)	(1,281)	(282)	(3,338)

Net Increase / (Decrease)	(18)	$(192)	(130)		$(1,413)		(60)	$(742)	(173)	$(2,057)

Class B
Sale of shares	— (1)	$1	11		$118		—	$—	—	$—
Reinvestment of distributions	1	11	4		48		—	—	—	—
Shares repurchased	(26)	(287)	(163)		(1,770)		—	—	—	—

Net Increase / (Decrease)	(25)	$(275)	(148)		$(1,604)		—	$—	—	$—

Class C
Sale of shares	141	$1,539	132		$1,432		—	$—	—	$—
Reinvestment of distributions	9	95	21		224		—	—	—	—
Shares repurchased	(154)	(1,679)	(200)		(2,178)		—	—	—	—

Net Increase / (Decrease)	(4)	$(45)	(47)		$(522)		—	$—	—	$—

Class I
Sale of shares	913	$10,270	481		$5,394		45	$559	63	$732
Reinvestment of distributions	130	1,464	322		3,604		12	150	24	288
Shares repurchased	(493)	(5,587)	(4,596)		(51,452)		(48)	(589)	(140)	(1,661)

Net Increase / (Decrease)	550	$6,147	(3,793)		$(42,454)		9	$120	(53)	$(641)

	Global Commodities Stock Fund						Global Infrastructure Fund
	Six Months Ended March 31, 2012 (unaudited)		From Inception March 15, 2011 to September 30, 2011				Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	17	$158	25		$256		704	$8,310	649	$7,571
Reinvestment of distributions	— (1)	1	—		—		28	336	56	633
Shares repurchased	(11)	(101)	—	(1)	—	(1)	(415)	(4,895)	(911)	(10,490)

Net Increase / (Decrease)	6	$58	25		$256		317	$3,751	(206)	$(2,286)

Class C
Sale of shares	— (1)	$1	12		$121		70	$830	110	$1,266
Reinvestment of distributions	—	—	—		—		4	49	8	89
Shares repurchased	(1)	(10)	—		—		(64)	(741)	(227)	(2,585)

Net Increase / (Decrease)	(1)	$(9)	12		$121		10	$138	(109)	$(1,230)

Class I
Sale of shares	377	$3,500	2,050		$20,000		676	$8,035	412	$4,880
Reinvestment of distributions	9	83	—		—		48	577	97	1,084
Shares repurchased	—	—	(130	)(1)	(1,235	)(2)	(429)	(5,084)	(883)	(9,794)

Net Increase / (Decrease)	386	$3,583	1,920		$18,765		295	$3,528	(374)	$(3,830)

(1)	Amount is less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012

	Global Opportunities Fund				Global Real Estate Securities Fund
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011		Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	2,565	$22,540	153	$1,256	97	$1,891	207	$4,284
Reinvestment of distributions	29	246	65	524	8	153	11	207
Shares repurchased	(560)	(4,874)	(859)	(7,073)	(150)	(2,903)	(46)	(921)

Net Increase / (Decrease)	2,034	$17,912	(641)	$(5,293)	(45)	$(859)	172	$3,570

Class B
Sale of shares	22	$164	5	$39	—	$—	—	$—
Reinvestment of distributions	—	—	1	6	—	—	—	—
Shares repurchased	(21)	(166)	(62)	(461)	—	—	—	—

Net Increase / (Decrease)	1	$(2)	(56)	$(416)	—	$—	—	$—

Class C
Sale of shares	53	$419	23	$172	8	$155	17	$356
Reinvestment of distributions	—	—	— (1)	3	1	11	1	21
Shares repurchased	(14)	(109)	(24)	(179)	(1)	(25)	(4)	(79)

Net Increase / (Decrease)	39	$310	(1)	$(4)	8	$141	14	$298

Class I
Sale of shares	—	$—	—	$—	26	$535	41	$841
Reinvestment of distributions	—	—	—	—	1	20	2	36
Shares repurchased	—	—	—	—	(4)	(88)	(43)	(894)

Net Increase / (Decrease)	—	$—	—	$—	23	$467	— (1)	$(17)

	Greater Asia ex Japan Opportunities Fund				Greater European Opportunities Fund
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011		Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	8	$110	289	$4,571	17	$213	10	$127
Reinvestment of distributions	28	359	99	1,475	21	247	43	536
Shares repurchased	(148)	(1,949)	(342)	(5,086)	(8)	(102)	(7)	(89)

Net Increase / (Decrease)	(112)	$(1,480)	46	$960	30	$358	46	$574

Class C
Sale of shares	— (1)	$2	4	$68	—	$—	1	$7
Reinvestment of distributions	1	8	2	30	1	6	1	15
Shares repurchased	(3)	(36)	(16)	(256)	— (1)	— (1)	— (1)	— (1)

Net Increase / (Decrease)	(2)	$(26)	(10)	$(158)	1	$6	2	$22

Class I
Sale of shares	14	$197	344	$5,237	8	$94	7	$91
Reinvestment of distributions	1	18	2	32	— (1)	5	— (1)	— (1)
Shares repurchased	(15)	(204)	(340)	(5,233)	(15)	(179)	—	—

Net Increase / (Decrease)	— (1)	$11	6	$36	(7)	$(80)	7	$91

(1)	Amount is less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012

	High Yield Fund				International Equity Fund
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011		Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	2,160	$8,834	3,313	$13,834	8	$81	90	$976
Reinvestment of distributions	603	2,437	1,196	4,964	— (1)	5	— (1)	2
Shares repurchased	(2,053)	(8,316)	(6,354)	(26,343)	(88)	(908)	(3)	(26)

Net Increase / (Decrease)	710	$2,955	(1,845)	$(7,545)	(80)	$(822)	87	$952

Class B
Sale of shares	9	$35	1	$5	—	$—	—	$—
Reinvestment of distributions	2	9	6	25	—	—	—	—
Shares repurchased	(22)	(86)	(63)	(256)	—	—	—	—

Net Increase / (Decrease)	(11)	$(42)	(56)	$(226)	—	$—	—	$—

Class C
Sale of shares	168	$672	119	$485	— (1)	$2	—	$—
Reinvestment of distributions	13	51	21	87	— (1)	2	— (1)	— (1)
Shares repurchased	(98)	(386)	(122)	(492)	—	—	—	—

Net Increase / (Decrease)	83	$337	18	$80	— (1)	$4	— (1)	$— (1)

Class I
Sale of shares	$—	$—	—	$—	56	$564	1,913	$20,502
Reinvestment of distributions	—	—	—	—	65	641	18	205
Shares repurchased	—	—	—	—	(125)	(1,271)	(821)	(8,906)

Net Increase / (Decrease)	$—	$—	—	$—	(4)	$(66)	1,110	$11,801

	International Real Estate Securities Fund				Multi-Sector Fixed Income Fund
	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011		Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	74	$409	465	$2,901	4,619	$48,727	5,460	$59,356
Reinvestment of distributions	7	36	47	275	340	3,629	619	6,720
Shares repurchased	(165)	(930)	(284)	(1,729)	(2,709)	(28,547)	(4,363)	(47,509)

Net Increase / (Decrease)	(84)	$(485)	228	$1,447	2,250	$23,809	1,716	$18,567

Class B
Sale of shares	—	$—	—	$—	2	$21	17	$190
Reinvestment of distributions	—	—	—	—	15	156	35	382
Shares repurchased	—	—	—	—	(72)	(756)	(271)	(2,957)

Net Increase / (Decrease)	—	$—	—	$—	(55)	$(579)	(219)	$(2,385)

Class C
Sale of shares	51	$282	228	$1,444	1,648	$17,610	2,287	$25,013
Reinvestment of distributions	1	7	9	52	128	1,380	207	2,261
Shares repurchased	(22)	(120)	(131)	(782)	(652)	(6,941)	(1,375)	(15,077)

Net Increase / (Decrease)	30	$169	106	$714	1,124	$12,049	1,119	$12,197

Class I
Sale of shares	1,118	$6,461	1,636	$10,525	2,330	$24,616	2,166	$23,722
Reinvestment of distributions	63	324	421	2,444	70	746	37	404
Shares repurchased	(2,160)	(11,483)	(1,204)	(7,160)	(677)	(7,152)	(725)	(7,896)

Net Increase / (Decrease)	(979)	$(4,698)	853	$5,809	1,723	$18,210	1,478	$16,230

(1)	Amount is less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

	Senior Floating Rate Fund
	Six Months Ended March 31, 2012		Year Ended September 30, 2011 (Audited)
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	6,937	$66,159	24,334	$239,562
Reinvestment of distributions	507	4,851	1,106	10,824
Shares repurchased	(6,327)	(60,171)	(12,306)	(118,827)

Net Increase / (Decrease)	1,117	$10,839	13,134	$131,559

Class C
Sale of shares	921	$8,797	9,035	$89,551
Reinvestment of distributions	137	1,309	302	2,954
Shares repurchased	(1,313)	(12,486)	(2,438)	(23,399)

Net Increase / (Decrease)	(255)	$(2,380)	6,899	$69,106

Class I
Sale of shares	4,106	$38,984	11,585	$114,694
Reinvestment of distributions	132	1,262	329	3,228
Shares repurchased	(3,416)	(32,596)	(7,529)	(73,093)

Net Increase / (Decrease)	822	$7,650	4,385	$44,829

(1)	Amount is less than 500.

7.	10% Shareholders

As of March 31, 2012, the Funds had the following individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Bond Fund	34%	2
CA Tax-Exempt Bond Fund	34	2
Global Commodities Stock Fund†	95	1	*
Global Infrastructure Fund†	39	1	*
Global Opportunities Fund	21	1
Global Real Estate Securities Fund	60	3
Greater Asia ex Japan Opportunities Fund	83	2
Greater European Opportunities Fund	87	1
International Equity Fund	81	2
International Real Estate Securities Fund†	74	2	*
Senior Floating Rate Fund†	40	1	*

*	Includes affiliated shareholder accounts.

†

The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2012, Virtus Alternatives Diversifier Fund was the owner of record of approximately 95% of the Global Commodities Stock Fund, 59% of the International Real Estate Securities Fund, and 39% of the Global Infrastructure Fund.

8.	Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

At March 31, 2012, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Global Commodities Stock Fund	Materials	48%
Global Commodities Stock Fund	Energy	28
Global Infrastructure Fund	Utilities	31
Global Opportunities Fund	Consumer Staples	37
Global Real Estate Securities Fund	Retail REITs	31
Greater Asia ex Japan Opportunities Fund	Consumer Staples	37
Greater European Opportunities Fund	Consumer Staples	40
International Real Estate Securities Fund	Retail REITs	41
Senior Floating Rate Fund	Consumer Discretionary	25

9.	Indemnifications

Under the Funds’ organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.	Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d) (1) (J) of the Investment Company Act (“1940 Act”) granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the funds of the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

11.	Federal Income Tax Information

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	$151,848	$7,461	$(722)	$6,739
CA Tax-Exempt Bond Fund	55,629	4,123	(817)	3,306
Global Commodities Stock Fund	21,822	1,207	(653)	554
Global Infrastructure Fund	62,865	16,832	(1,566)	15,266
Global Opportunities Fund	66,972	19,567	(579)	18,988
Global Real Estate Securities Fund	5,785	1,713	(212)	1,501
Greater Asia ex Japan Opportunities Fund	6,716	1,771	(306)	1,465
Greater European Opportunities Fund	4,316	1,616	(51)	1,565
High Yield Fund	96,244	3,859	(1,051)	2,808
International Equity Fund	18,579	1,623	(709)	914
International Real Estate Securities Fund	25,934	5,106	(4,426)	680
Multi-Sector Fixed Income Fund	303,259	15,634	(4,345)	11,289
Senior Floating Rate Fund	431,625	5,097	(5,110)	(13)

The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

	Expiration Year
	2013	2014	2015	2016	2017	2018	2019	No Expiration	Total
Bond Fund	$4,112	$41	$4,355	$1,080	$3,798	$—	$—	$—	$13,386
CA Tax-Exempt Bond Fund	—	—	—	—	—	104	—	—	104
Global Commodities Stock Fund	—	—	—	—	—	—	—	246	246
Global Infrastructure Fund	—	—	—	—	1,264	8,762	3,627	—	13,653
Global Opportunities Fund	—	—	—	—	2,847	20,033	—	—	22,880
High Yield Fund	—	143	—	—	17,034	9,151	—	—	26,328
International Real Estate Securities Fund	—	—	—	—	230	19,858	884	—	20,972
Multi-Sector Fixed Income Fund	—	—	—	—	—	1,663	—	—	1,663

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

12.	Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

At March 31, 2012, the Funds did not hold any illiquid or restricted Securities.

13.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

14.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On April 30, 2012, the Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with Scotia Bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $100,000,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed and on the undrawn balance (the commitment fee). The Agreement is renewable and can also be converted to a 1-year fixed term facility. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Infrastructure Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus High Yield Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund, Virtus Multi-Sector Fixed Income Fund and Virtus Senior Floating Rate Fund (each, a “Fund” and together the “Funds”). At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadvisers’ relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator, distributor and transfer agent to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Sub-Advisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended September 30, 2011:

•

Virtus Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10- year periods and outperformed its benchmark for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed the median of its Performance Universe for the 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3- year periods and underperformed its benchmark for the 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance over the longer terms.

•

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Greater Asia ex Japan Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period.

•

Virtus Greater European Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period.

•

Virtus High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance, including the proposed change in the Fund’s portfolio management team that was approved by the Board at the same meeting.

•

Virtus International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period.

•

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Multi-Sector Fixed Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 5-year periods and outperformed its benchmark for the 3- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory, or where noted above, action was being taken to address performance.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses:

•	Virtus Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•	Virtus Global Infrastructure Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•	Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus Greater Asia ex Japan Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•	Virtus Greater European Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus High Yield Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group.

•

Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, and net total expenses were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•	Virtus Multi-Sector Fixed Income Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were slightly above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

The Board concluded that the advisory and sub-advisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each Fund, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Sasco Capital, Inc. and Harris Investment Management, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Sub-Advisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Sub-Advisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Sub-Advisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

Virtus Global Commodities Stock Fund,

a series of Virtus Opportunities Trust

Supplement dated February 22, 2012 to the Virtus Opportunities Trust Prospectuses

dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

•	Donald G. M. Coxe, Chairman and Portfolio Strategist of Coxe Advisors, is a manager of the fund. Mr. Coxe has served as Co-Portfolio Manager of the fund since its inception in March 2011.

•	Ernesto Ramos, PhD, Managing Director and Head of Equities of Harris, is a manager of the fund. Dr. Ramos has served as a Portfolio Manager of the fund since February 2012.

The information shown below updates and replaces the comparable disclosure under “Portfolio Management” on page 127 of the fund’s current statutory prospectus.

Harris

Virtus Global Commodities Stock Fund	Ernesto Ramos (since February 2012)

Ernesto Ramos, PhD. Dr. Ramos joined Harris in 2005 and is Managing Director and Head of Equities. Dr. Ramos is a member of Harris’s Investment Committee and leads the team responsible for portfolio management and research for all equity strategies. He has 25 years of experience in the investment management industry.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ GCSF Harris PM (2/12)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8022	5-12

Semiannual

Report

Virtus Foreign Opportunities Fund

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	March 31, 2012
No Bank Guarantee	Not FDIC Insured	May Lose Value

Virtus Foreign Opportunities Fund

(“Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Long-term investors were rewarded for their patience in the six months ended March 31, 2012, when equity markets rallied significantly following an extremely volatile summer and fall. The first quarter of 2012 was the best first quarter for equities since 1998, bolstered by moderate improvement in the U.S. labor market and Europe’s attempts at taking control of its debt situation.

For the six months ended March 31, 2012, U.S. equities, as measured by the S&P 500® Index, gained 25.9 percent surpassing international equities, which rose 14.73 percent, as represented by the MSCE EAFE® Index. In the fixed income markets, most spread sectors, led by high-yield corporate bonds, outperformed government bonds. The 10-year U.S. Treasury yield hovered around 2 percent for much of the six-month period, a significant fall from the yields of 2.4 percent to 3.7 percent attained in the first half of 2011.

As we enter the second quarter of 2012, the strength of the U.S. economic recovery and Europe’s fiscal health remain tenuous. The onus is on U.S. corporations to continue their robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2012

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS FOREIGN OPPORTUNITIES FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2011 to March 31, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2011 to March 31, 2012

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,189.30	1.46%	$7.99
Class C	1,000.00	1,185.00	2.21	12.07
Class I	1,000.00	1,190.70	1.21	6.63

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.46	7.39
Class C	1,000.00	1,013.81	2.21	11.19
Class I	1,000.00	1,018.87	1.21	6.13

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

Asset Allocations

The following table presents asset allocations within certain sectors and as a percentage of total investments as of March 31, 2012.
Consumer Staples	46%
Consumer Discretionary	11
Financials	11
Health Care	10
Energy	6
Industrials	4
Materials	4
Other (includes short-term investments)	8

Total	100%

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—1.7%

Consumer Staples—0.6%
Companhia de Bebidas das Americas ADR, 2.47% (Brazil)	172,004	$7,107

Utilities—1.1%
AES Tiete S.A., 10.44% (Brazil)	839,315	12,736
TOTAL PREFERRED STOCK (Identified Cost $8,761)		19,843
COMMON STOCKS—93.7%

Consumer Discretionary—10.6%
Bureau Veritas SA (France)	269,862	23,754
Domino’s Pizza plc (United Kingdom)	1,826,527	12,609
Hermes International (France)	26,987	9,094
L’Occitane International SA (Luxembourg)	2,975,899	7,044
Nitori Co., Ltd. (Japan)	220,050	19,886
Paddy Power plc (Ireland)	270,355	17,026
Sands China Ltd. (Hong Kong)	5,781,338	22,595

	SHARES	VALUE

Consumer Discretionary (continued)
Wynn Macau Ltd. (Hong Kong)	3,105,954	$9,079

		121,087

Consumer Staples—44.6%
Anheuser-Busch InBev N.V. (Belgium)	381,002	27,836
British American Tobacco plc (United Kingdom)	1,524,145	76,805
Coca-Cola Amatil Ltd. (Australia)	1,356,435	17,521
Diageo plc (United Kingdom)	1,075,338	25,843
Imperial Tobacco Group plc (United Kingdom)	1,262,952	51,209
ITC Ltd. (India)	6,165,778	27,461
Lindt & Spruengli AG (Switzerland)	5,924	19,031
Nestle India Ltd. (India)	125,498	11,407
Nestle S.A. Registered Shares (Switzerland)	741,335	46,647
Pernod-Ricard S.A. (France)	153,199	16,019
Philip Morris International, Inc. (United States)	880,772	78,045

See Notes to Financial Statements

4

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Reckitt Benckiser Group plc (United Kingdom)	195,302	$11,037
SABMiller plc (United Kingdom)	559,804	22,470
Souza Cruz S.A. (Brazil)	1,312,304	19,985
Tesco plc (United Kingdom)	3,912,312	20,650
Unilever N.V. (Netherlands)	939,556	31,973
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	1,836,960	6,164

		510,103

Energy—6.0%
Canadian Natural Resources Ltd. (Canada)	302,962	10,042
Core Laboratories N.V. (Netherlands)	226,362	29,783
Ecopetrol SA (Colombia)	216,412	13,221
Royal Dutch Shell plc A Shares (United Kingdom)	435,025	15,230

		68,276

Financials—10.9%
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	799,461	13,226
Daito Trust Construction Co., Ltd. (Japan)	114,700	10,296
Housing Development Finance Corp. (India)	3,743,177	49,471
Housing Development Finance Corp. Bank Ltd. (India)	3,730,875	38,070
Housing Development Finance Corp. Bank Ltd. ADR (India)	44,223	1,508
Redecard S.A. (Brazil)	633,804	12,309

		124,880

	SHARES	VALUE

Health Care—9.4%
Cie Generale D’optique Essilor International SA (France)	236,970	$21,121
GlaxoSmithKline plc (United Kingdom)	351,810	7,858
Novo Nordisk A/S Class B (Denmark)	286,000	39,598
Valeant Pharmaceuticals International, Inc. (Canada)(2)	732,744	39,295

		107,872

Industrials—4.0%
Bunzl plc (United Kingdom)	597,238	9,591
Canadian National Railway Co. (Canada)	146,981	11,681
Kuehne & Nagel International AG (Switzerland)	52,787	7,140
Rolls-Royce Holdings plc (United Kingdom)	1,310,309	17,018

		45,430

Information Technology—2.8%
Baidu, Inc. ADR (China)(2)	99,491	14,503
SAP AG (Germany)	136,425	9,527
Tata Consultancy Services Ltd. (India)	358,483	8,224

		32,254

Materials—4.0%
Fresnillo plc (United Kingdom)	549,068	14,034
Goldcorp, Inc. (Canada)	343,258	15,472
Newcrest Mining Ltd. (Australia)	503,784	15,489

		44,995

Utilities—1.4%
Cia Energetica de Minas Gerais ADR (Brazil)	592,359	14,086

See Notes to Financial Statements

5

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities (continued)
CPFL Energia S.A. (Brazil)	152,488	$2,291

		16,377
TOTAL COMMON STOCKS (Identified Cost $754,170)		1,071,274
TOTAL LONG TERM INVESTMENTS—95.4%
(Identified Cost $762,931)		1,091,117
SHORT-TERM INVESTMENTS—2.9%
Money Market Mutual Funds—2.9%
Dreyfus Cash Management Fund –Institutional Shares (seven-day effective yield 0.050%)	33,293,192	33,293
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $33,293)		33,293
TOTAL INVESTMENTS—98.3% (Identified Cost $796,224)		1,124,410	(1)
Other assets and liabilities, net—1.7%		19,080

NET ASSETS—100.0%		$1,143,490

Country Weightings†
United Kingdom	25%
India	12
United States	10
Brazil	7
Canada	7
Switzerland	7
France	6
Other	26
Total	100%
† % of total investments as of March 31, 2012

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
NV	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SA	Sociedade Anonima (Portuguese Corporation).

SAB de CV A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

See Notes to Financial Statements

6

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$1,071,274	$1,071,274
Preferred Stocks	19,843	19,843
Short-Term Investments	33,293	33,293

Total Investments	$1,124,410	$1,124,410

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $732,721 were transferred from Level 2 into Level 1. Please refer to the security valuation note in the Notes to Financial Statements.

See Notes to Financial Statements

7

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,124,410
Foreign currency at value(2)	199
Receivables
Investment securities sold	25,894
Fund shares sold	2,286
Dividends and interest receivable	4,891
Tax reclaims	1,627
Prepaid expenses	62

Total assets	1,159,369

Liabilities
Payables
Fund shares repurchased	2,362
Investment securities purchased	11,950
Investment advisory fee	816
Distribution and service fees	119
Administration fee	129
Transfer agent fees and expenses	343
Trustees’ fees and expenses	2
Professional fees	14
Other accrued expenses	144

Total liabilities	15,879

Net Assets	$1,143,490

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,138,859
Accumulated undistributed net investment income (loss)	4,408
Accumulated undistributed net realized gain (loss)	(328,167)
Net unrealized appreciation (depreciation) on investments	328,390

Net Assets	$1,143,490

Class A
Net asset value (net assets/shares outstanding) per share	$24.40
Maximum offering price per share NAV/(1–5.75%)	$25.89
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	14,763,649
Net Assets	$360,192
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$24.26
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	2,078,162
Net Assets	$50,413
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$24.41
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	30,025,439
Net Assets	$732,885

(1) Investment in securities at cost	$796,224

(2) Foreign currency at cost	$198

See Notes to Financial Statements

8

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$12,752
Security lending	15
Interest	— (1)
Foreign taxes withheld	(459)

Total investment income	12,308

Expenses
Investment advisory fees	4,469
Service fees, Class A	434
Distribution and service fees, Class C	240
Administration fees	698
Transfer agent fee and expenses	852
Custodian fees	154
Printing fees and expenses	46
Professional fees	41
Registration fees	33
Trustees’ fees and expenses	29
Miscellaneous expenses	32

Total expenses	7,028

Net investment income (loss)	5,280

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	43,962
Net realized gain (loss) on foreign currency transactions	(385)
Net change in unrealized appreciation (depreciation) on investments	131,744
Net change in unrealized appreciation (depreciation) on foreign currency translation	128

Net gain (loss) on investments	175,449

Net increase (decrease) in net assets resulting from operations	$180,729

(1) Amount is less than $500.

See Notes to Financial Statements

9

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$5,280	$18,693
Net realized gain (loss)	43,577	31,216
Net change in unrealized appreciation (depreciation)	131,872	(85,899)

Increase (decrease) in net assets resulting from operations	180,729	(35,990)

From Distributions to Shareholders
Net investment income, Class A	(5,177)	(7,322)
Net investment income, Class C	(218)	(526)
Net investment income, Class I	(11,738)	(10,694)

Decrease in net assets from distributions to shareholders	(17,133)	(18,542)

From Share Transactions
Sale of shares
Class A (1,664 and 3,115 shares, respectively)	37,914	69,970
Class C (117 and 175 shares, respectively)	2,666	3,871
Class I (5,337 and 5,496 shares, respectively)	121,429	125,479

Reinvestment of distributions
Class A (215 and 299 shares, respectively)	4,694	6,670
Class C (8 and 16 shares, respectively)	172	366
Class I (478 and 435 shares, respectively)	10,416	9,694

Shares repurchased
Class A (3,756 and 9,127 shares, respectively)	(83,956)	(206,103)
Class C (270 and 924 shares, respectively)	(6,056)	(20,587)
Class I (3,758 and 6,137 shares, respectively)	(83,933)	(139,196)

Increase (decrease) in net assets from share transactions	3,346	(149,836)

Net increase (decrease) in net assets	166,942	(204,368)

Net Assets
Beginning of period	976,548	1,180,916

End of period	$1,143,490	$976,548

Accumulated undistributed net investment income (loss) at end of period	$4,408	$16,261

See Notes to Financial Statements

10

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(4)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000's)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/11 to 3/31/12(8)	$20.83	0.10	3.80	3.90	(0.33)	—	(0.33)	3.57	$24.40	18.93	%(3)	$360,192	1.46	%(2)	1.46	%(2)	0.85	%(2)	23	%(3)
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	—	(0.34)	(1.23)	20.83	(4.15)		346,594	1.47		1.47		1.48		31
10/1/09 to 9/30/10	19.40	0.37	2.54	2.91	(0.25)	—	(0.25)	2.66	22.06	15.34		493,214	1.47		1.47		1.82		34
10/1/08 to 9/30/09	20.54	0.34	(1.29)	(0.95)	(0.18)	(0.01)	(0.19)	(1.14)	19.40	(4.41)		505,009	1.48		1.48		2.09		63
10/1/07 to 9/30/08	28.58	0.20	(7.59)	(7.39)	(0.17)	(0.48)	(0.65)	(8.04)	20.54	(26.48)		620,952	1.37	(5)	1.39		0.78		129
3/1/07 to 9/30/07	25.00	0.22	3.46	3.68	(0.06)	(0.04)	(0.10)	3.58	28.58	14.72	(3)	667,719	1.36	(2)	1.40	(2)	1.44	(2)	49	(3)
3/1/06 to 2/28/07	21.47	0.21	4.08	4.29	(0.17)	(0.59)	(0.76)	3.53	25.00	20.39		360,822	1.37		1.43		0.88		57
Class C
10/1/11 to 3/31/12(8)	$20.57	0.01	3.78	3.79	(0.10)	—	(0.10)	3.69	$24.26	18.50	%(3)	$50,413	2.21	%(2)	2.21	%(2)	0.10	%(2)	23	%(3)
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	—	(0.19)	(1.24)	20.57	(4.85)		45,742	2.22		2.22		0.74		31
10/1/09 to 9/30/10	19.21	0.21	2.52	2.73	(0.13)	—	(0.13)	2.60	21.81	14.42		64,480	2.22		2.21		1.04		34
10/1/08 to 9/30/09	20.27	0.22	(1.27)	(1.05)	—	(0.01)	(0.01)	(1.06)	19.21	(5.18)		70,201	2.23		2.23		1.33		63
10/1/07 to 9/30/08	28.31	0.01	(7.52)	(7.51)	(0.05)	(0.48)	(0.53)	(8.04)	20.27	(27.04)		95,523	2.12	(5)	2.15		0.03		129
3/1/07 to 9/30/07	24.85	0.10	3.44	3.54	(0.04)	(0.04)	(0.08)	3.46	28.31	14.24	(3)	106,847	2.11	(2)	2.16	(2)	0.64	(2)	49	(3)
3/1/06 to 2/28/07	21.41	(0.01)	4.11	4.10	(0.07)	(0.59)	(0.66)	3.44	24.85	19.46		45,154	2.13		2.17		(0.06)		57

See Notes to Financial Statements

11

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(4)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000's)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class I
10/1/11 to 3/31/12(8)	$20.89	0.13	3.80	3.93	(0.41)	—	(0.41)	3.52	$24.41	19.07	%(3)	$732,885	1.21	%(2)	1.21	%(2)	1.15	%(2)	23	%(3)
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	—	(0.39)	(1.23)	20.89	(3.88)		584,212	1.22		1.22		1.83		31
10/1/09 to 9/30/10	19.45	0.42	2.54	2.96	(0.29)	—	(0.29)	2.67	22.12	15.60		623,222	1.22		1.22		2.08		34
10/1/08 to 9/30/09	20.58	0.40	(1.28)	(0.88)	(0.24)	(0.01)	(0.25)	(1.13)	19.45	(4.03)		554,974	1.23		1.23		2.42		63
10/1/07 to 9/30/08	28.61	0.27	(7.61)	(7.34)	(0.21)	(0.48)	(0.69)	(8.03)	20.58	(26.31)		399,898	1.12	(5)	1.15		1.01		129
3/1/07 to 9/30/07	25.00	0.25	3.47	3.72	(0.07)	(0.04)	(0.11)	3.61	28.61	14.88	(3)	431,985	1.11	(2)	1.15	(2)	1.59	(2)	49	(3)
5/15/06(6) to 2/28/07	22.54	0.13	3.14	3.27	(0.22)	(0.59)	(0.81)	2.46	25.00	14.84	(8)	83,938	1.13	(2)	1.17	(2)	0.71	(2)	57	(3)

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Annualized.
(3)	Not annualized.
(4)	Computed using average shares outstanding.
(5)	Blended net expense ratio.
(6)	Inception date.
(7)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(8)	Unaudited.

See Notes to Financial Statements

12

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

1.	Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 22 funds are offered for sale, of which the Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security valuation:

Security Valuation procedures for the Fund have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

13

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.	Income taxes:

The Fund is treated as a separate taxable entity. It is the intent of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

F.	Foreign currency translation:

Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

15

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

G.	Securities lending ($ reported in thousands):

The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Mutual Funds.

3.	Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser:

Virtus Investment Advisers, Inc. (“VIA,” the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund.

For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.85% of 1st $2 billion; 0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser:

A subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management, Inc. (“Vontobel”) serves as the Fund’s subadviser.

C.	Distributor:

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, as the distributor of the Fund’s shares, has advised the Fund that for the six months (the “period”) ended March 31, 2012, it retained Class A net commissions of $7 and Class C deferred sales charges of $1.

In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

16

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

D.	Administration and Transfer Agent Services:

VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2012, VP Distributors received administration fees totaling $519 which are included in the Statement of Operations.

VP Distributors also serves as the Fund’s transfer agent. For the period ended March 31, 2012, VP Distributors received transfer agent fees totaling $788 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

E.	Affiliated Shareholders:

At March 31, 2012, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Aggregate Shares	Net Asset Value
Class A shares	4,163	$102
Class I shares	722,195	17,628

4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2012, were as follows:

Purchases	Sales
$232,619	$272,107

There were no purchases or sales of long-term U.S. Government and agency securities.

5.	10% Shareholders

As of March 31, 2012, the Fund had the following individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
27%	1

The shareholder is not affiliated with Virtus.

6.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

17

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2012, the Fund held securities issued by various companies in the consumer staples sector, representing 46% of the total investments of the Fund.

7.	Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.	Federal Income Tax Information

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$806,921	$337,938	$(20,449)	$317,489

The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Year
2017	2018	Total
$135,954	$224,240	$360,194

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund’s capital loss carryover may include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

9.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting

18

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

10.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

19

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust including Virtus Foreign Opportunities Fund (the “Fund”). At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their respective affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an

20

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator, distributor and transfer agent to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Sub-Advisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance

21

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, that the Fund’s net management fee was above the median of its Exepense Group, while its net total expenses were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

The Board concluded that the advisory and sub-advisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each fund of the Trust, such as distribution and administrative services provided to the funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the funds. Attention was paid to the methodology used to allocate costs to each fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each fund was reasonable in light of the quality of the services rendered to the funds by VIA and its affiliates.

22

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the profitability to the Subadviser and its affiliates from its relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and sub-advisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Sub-Advisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

23

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8025	5-12

P.O. Box 9874

Providence, RI 02940 -8074

Semiannual

Report

Virtus Multi-Sector Short Term Bond Fund

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	March 31, 2012
No Bank Guarantee	Not FDIC Insured	May Lose Value

Virtus Multi-Sector Short Term Bond Fund

(“Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Long-term investors were rewarded for their patience in the six months ended March 31, 2012, when equity markets rallied significantly following an extremely volatile summer and fall. The first quarter of 2012 was the best first quarter for equities since 1998, bolstered by moderate improvement in the U.S. labor market and Europe’s attempts at taking control of its debt situation.

For the six months ended March 31, 2012, U.S. equities, as measured by the S&P 500® Index, gained 25.9 percent surpassing international equities, which rose 14.73 percent, as represented by the MSCE EAFE® Index. In the fixed income markets, most spread sectors, led by high-yield corporate bonds, outperformed government bonds. The 10-year U.S. Treasury yield hovered around 2 percent for much of the six-month period, a significant fall from the yields of 2.4 percent to 3.7 percent attained in the first half of 2011.

As we enter the second quarter of 2012, the strength of the U.S. economic recovery and Europe’s fiscal health remain tenuous. The onus is on U.S. corporations to continue their robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2012

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2011 to March 31, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2011 to March 31, 2012

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Sector Short Term Bond Fund
Actual
Class A	$1,000.00	$1,063.40	1.01%	$5.21
Class B	1,000.00	1,058.90	1.51	7.77
Class C	1,000.00	1,061.40	1.26	6.49
Class T	1,000.00	1,058.90	1.76	9.06
Class I	1,000.00	1,064.60	0.76	3.92

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	1.01	5.11
Class B	1,000.00	1,017.36	1.51	7.64
Class C	1,000.00	1,018.62	1.26	6.38
Class T	1,000.00	1,016.09	1.76	8.91
Class I	1,000.00	1,021.15	0.76	3.85

*	Expenses are equal to the Fund’s annualized expense ratio which is net of fees waived and expenses reimbursed if any multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments as of March 31, 2012.
Corporate Bonds	40%
Mortgage-Backed Securities	24
Loan Agreements	11
Asset-Backed Securities	11
Foreign Government Securities	10
Other (includes short-term investments)	4

Total	100%

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.6%
U.S. Treasury Note
0.875%, 12/31/16	$19,700	$19,594
2.000%, 11/15/21	10,000	9,840
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $29,831)		29,434

MUNICIPAL BONDS—0.5%
Connecticut—0.3%
Mashantucket Western Pequot Tribe Series A, 144A (NATL Insured) 6.910%, 9/1/12(4)	915	896
State of Connecticut 5.000%, 5/15/22	13,215	16,037

		16,933

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	7,100	7,317

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,850	3,093
TOTAL MUNICIPAL BONDS (Identified Cost $28,391)		27,343

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—9.9%
Bolivarian Republic of Venezuela
8.500%, 10/8/14	$22,580		$22,749
RegS 5.750%, 2/26/16(5)	7,540		6,729
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	38,342	AUD	39,742
Series 118, 6.500%, 5/15/13	27,265	AUD	29,132
Commonwealth of Canada 2.000%, 9/1/12	93,013	CAD	93,614
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	44,229	NZD	37,629
Commonwealth of South Africa Series R206 7.500%, 1/15/14	120,100	ZAR	16,103
Federative Republic of Brazil
12.500%, 1/5/16	44,484	BRL	29,413
12.500%, 1/5/22	16,730	BRL	12,171
10.250%, 1/10/28	4,275	BRL	2,799
Kingdom of Norway Series 470 6.500%, 5/15/13	117,682	NOK	21,770

See Notes to Financial Statements

4

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	$6,544		$6,413
PIK Interest Capitalization 8.280%, 12/31/33	70,278		52,111
Series GDP 4.368%, 12/15/35(3)	24,420		3,236
Republic of Colombia 12.000%, 10/22/15	9,935,000	COP	6,970
Republic of Hungary 4.750%, 2/3/15	7,420		7,012
Republic of Indonesia
Series FR-23, 11.000%, 12/15/12	26,600,000	IDR	3,053
Series FR-30, 10.750%, 5/15/16	40,550,000	IDR	5,369
Republic of Lithuania
144A 6.750%, 1/15/15(4)	10,600		11,448
144A 6.625%, 2/1/22(4)	5,955		6,595
Republic of Poland
Series 0414, 5.750%, 4/25/14	67,160	PLZ	22,071
3.875%, 7/16/15	12,250		12,871
Republic of Turkey 0.000%, 4/25/12	13,190	TRY	7,351
Russian Federation
144A 3.250%, 4/4/17(4)	10,000		10,093
RegS(5) 7.500%, 3/31/30(3)(5)	1,610		1,939
State of Qatar 144A 3.125%, 1/20/17(4)	12,000		12,240
United Mexican States Series M, 6.000%, 6/18/15	506,078	MXN	40,641
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $506,522)			521,264

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—24.1%

Agency—2.4%
FHLMC 6.000%, 8/1/34	$1,089	$1,214
FNMA
5.500%, 1/1/17	215	235
6.000%, 5/1/17	66	72
5.500%, 8/1/17	28	30
4.500%, 4/1/18	392	422
5.000%, 10/1/19	1,177	1,279
5.500%, 2/1/20	629	687
5.500%, 3/1/20	243	265
5.500%, 3/1/20	834	911
5.500%, 3/1/20	324	354
5.500%, 3/1/20	74	80
5.500%, 4/1/20	628	686
5.000%, 6/1/20	1,762	1,915
6.000%, 12/1/32	129	144
5.500%, 2/1/33	255	281
5.500%, 5/1/34	1,301	1,427
6.000%, 8/1/34	807	902
6.000%, 10/1/34	896	997
6.000%, 10/1/34	487	541
5.500%, 11/1/34	1,688	1,853
5.500%, 11/1/34	1,087	1,192
6.000%, 11/1/34	1,332	1,482
5.500%, 12/1/34	723	793
5.500%, 1/1/35	1,331	1,460
6.000%, 1/1/37	1,148	1,268
6.000%, 1/1/37	1,484	1,639
5.500%, 7/1/37	11	12
6.000%, 7/1/37	410	452
6.000%, 12/1/37	1,779	1,962
6.000%, 4/1/38	1,238	1,365
5.500%, 9/1/38	1,363	1,487
5.500%, 12/1/38	1,137	1,240
5.000%, 7/1/40	6,236	6,740
5.000%, 7/1/40	8,527	9,289
5.000%, 8/1/40	33,535	36,247
4.000%, 10/1/40	501	526
4.000%, 3/1/41	13,818	14,503
4.500%, 5/1/41	16,459	17,562
4.000%, 9/1/41	14,263	14,970
GNMA
6.500%, 7/15/31	23	26
6.500%, 8/15/31	56	65
6.500%, 11/15/31	46	53
6.500%, 2/15/32	26	30

See Notes to Financial Statements

5

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Agency (continued)
6.500%, 4/15/32	$90	$105
6.500%, 4/15/32	75	88

		128,851

Non-Agency—21.7%
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	2,314	2,209
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	14,259
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	10,027	10,308
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	3,685	3,889
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	12,973	13,711
Banc of America (Merrill Lynch) Commercial Mortgage, Inc.
05-2, B 5.038%, 7/10/43(3)	10,141	10,469
05-6, AM 5.200%, 9/10/47(3)	1,630	1,755
07-1, AMFX 5.482%, 1/15/49(3)	15,350	15,594
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	6,219	6,501
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	10,437	10,642
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	5,158	5,286
05-1, 1A22 5.250%, 2/25/35	2,107	2,104
05-3, 2A2 5.500%, 3/25/35	3,275	3,297

	PAR VALUE	VALUE
Non-Agency (continued)
Bear Stearns Adjustable Rate Mortgage Trust 144A 5.142%, 8/25/35(3)(4)	$2,485	$2,444
Bear Stearns Alt-A Trust 05-4, 24A1 3.005%, 5/25/35	9,831	8,523
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.714%, 4/12/38(3)	11,600	12,394
06-PW12, AM 5.941%, 9/11/38(3)	9,250	9,966
06-PW14, A4 5.201%, 12/11/38	7,400	8,318
06-PW14, AM 5.243%, 12/11/38	10,000	10,134
05-PW10, AM 5.449%, 12/11/40(3)	13,345	13,872
04-PWR3, A4 4.715%, 2/11/41	6,500	6,827
06-PW13, AM 5.582%, 9/11/41(3)	3,272	3,484
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,223
07-T28, A4 5.742%, 9/11/42(3)	3,360	3,881
07-PW18, A4 5.700%, 6/11/50	6,500	7,415
Citicorp Mortgage Securities, Inc.
07-1,A1 5.500%, 1/25/22	1,279	1,276
03-11, 2A10 5.500%, 12/25/33	6,022	6,055
04-4, A6 5.500%, 6/25/34	8,010	8,325
Citigroup/Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.400%, 7/15/44(3)	6,410	6,883
07-CD4, A4 5.322%, 12/11/49	8,380	9,164

See Notes to Financial Statements

6

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates 12-LC4, AM 4.063%, 12/10/44	$2,600	$2,655
Commercial Mortgage Pass-Through-Certificates
11-THL, C ,144A 5.163%, 7/3/28(4)	9,000	9,193
01-J2A, A2, 144A 6.096%, 7/16/34(4)	69	70
Countrywide Alternative Loan Trust
04-J10, 1A3 4.250%, 10/25/34	2,799	2,660
04-36CBC, 2A1 5.500%, 2/25/35	14,282	13,769
06-13T1, A11 6.000%, 5/25/36	5,043	3,515
06-13T1, A5 6.000%, 5/25/36	1,825	1,287
Countrywide Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	3,433	3,498
03-28, A8 5.500%, 8/25/33	3,248	3,357
Credit Suisse First Boston Mortgage Securities Corp.
04-8, 7A1 6.000%, 12/25/34	12,358	12,378
03-CPN1, C 4.763%, 3/15/35	7,964	7,900
02-CKS4, B 5.333%, 11/15/36	5,710	5,760
02-CKS4, C 5.394%, 11/15/36	5,000	5,022
Credit Suisse Mortgage Capital Certificates
05-11, 8A10 5.500%, 12/25/35	4,489	4,354

	PAR VALUE	VALUE
Non-Agency (continued)
06-C1, AM 5.442%, 2/15/39(3)	$4,745	$5,113
06-C1, A3 5.596%, 2/15/39(3)	7,182	7,684
Deutsche Bank-UBS Mortgage Trust
11-LC3A, A2 3.642%, 8/10/44	11,500	12,291
11-LC1A, A3, 144A 5.002%, 11/10/46(4)	8,500	9,560
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	7,854	8,007
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	15,550	15,715
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	5,099	4,795
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	4,332	4,433
GMAC Commercial Mortgage Securities, Inc.
03-C1, D 4.283%, 5/10/36	10,000	10,219
04-C2, A3 5.134%, 8/10/38	1,200	1,249
04-C2, A4 5.301%, 8/10/38(3)	8,178	8,762
04-C3, A4 4.547%, 12/10/41	1,065	1,076
GMAC Mortgage Corporation Loan Trust 04-AR1, 12A 3.200%, 6/25/34(3)	9,595	9,622
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(3)(4)	7,070	6,756
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	1,850	1,771

See Notes to Financial Statements

7

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
11-ALF, B, 144A 3.215%, 2/10/21(4)	$8,000	$8,053
04-GG2, A4 4.964%, 8/10/38	5,250	5,317
07-GG10, A4 6.098%, 8/10/45(3)	23,670	26,261
Greenwich Capital Commercial Funding Corp. 04-GG1, A7 5.317%, 6/10/36(3)	7,950	8,475
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	6,007	6,114
05-5F, 2A8 5.500%, 6/25/35	9,820	9,958
05-AR4, 6A1 5.250%, 7/25/35(3)	12,898	12,591
07-1F, 2A2 5.500%, 1/25/37	2,003	1,915
Heller Financial Commercial Mortgage Asset 00-PH1, G, 144A 6.750%, 1/17/34(4)	2,925	3,079
Homebanc Mortgage Trust 05-4, A2 0.572%, 10/25/35(3)	1,651	1,172
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.593%, 3/25/35(3)	2,332	1,948
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	15,487	16,671
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	10,978	11,154
04-C1, A3 4.719%, 1/15/38	5,565	5,837
06-CB17, AM 5.464%, 12/12/43	13,635	13,477
06-LDP7, AM 6.065%, 4/15/45(3)	11,125	11,998

	PAR VALUE	VALUE
Non-Agency (continued)
06-LDP7, A4 6.070%, 4/15/45(3)	$9,997	$11,367
06-LDP9, A3 5.336%, 5/15/47	20,649	22,612
07-LD12, A4 5.882%, 2/15/51(3)	8,029	9,002
JPMorgan Chase Mortgage Finance Corp. 05-S3, A12 5.500%, 11/25/35	1,240	1,235
JPMorgan Mortgage Trust
03-A2, 3A1 2.083%, 11/25/33(3)	11,644	11,747
05-A1, 4A1 4.747%, 2/25/35(3)	2,471	2,472
05-A2, 4A1 5.087%, 4/25/35(3)	2,513	2,482
05-A4, 3A1 5.029%, 7/25/35(3)	7,198	6,800
06-A1, B1 5.734%, 2/25/36(3)	809	6
Lehman Brothers-UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	10,536	11,316
06-C3, AM 5.712%, 3/15/39(3)	985	1,045
06-C6, A4 5.372%, 9/15/39	11,830	13,357
07-C2, A2 5.303%, 2/15/40	1,843	1,843
07-C2, A3 5.430%, 2/15/40	7,350	8,125
05-C3, AM 4.794%, 7/15/40	7,460	7,906
07-C6, A2 5.845%, 7/15/40	10,666	10,823
07-C7, A3 5.866%, 9/15/45(3)	10,300	11,666
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.724%, 11/25/34(3)	4,880	4,658

See Notes to Financial Statements

8

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
MASTR Alternative Loans Trust
04-7, 4A1 4.500%, 7/25/19	$10,036	$10,309
04-6, 7A1 6.000%, 7/25/34	8,120	8,079
05-2, 2A1 6.000%, 1/25/35	5,825	5,643
05-2, 1A1 6.500%, 3/25/35	15,481	14,825
MASTR Asset Securitization Trust
05-1, 1A1 5.000%, 5/25/20	2,391	2,457
06-1, 1A2 5.750%, 5/25/36	5,760	5,790
Merrill Lynch Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	13,099
06-4, A3 5.172%, 12/12/49(3)	9,500	10,474
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.772%, 7/9/21(3)(4)	15,397	14,796
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(3)	10,000	11,303
Merrill Lynch Mortgage Trust
06-C1, AM 5.848%, 5/12/39(3)	7,520	8,091
04-KEY2, A3 4.615%, 8/12/39	12,250	12,727
Morgan Stanley Capital I
04-IQ7, C 5.408%, 6/15/38(3)	6,654	6,070
04-HQ4, A6 4.830%, 4/14/40	4,102	4,191
06-T23, AM 5.807%, 8/12/41(3)	10,575	11,537

	PAR VALUE	VALUE
Non-Agency (continued)
06-IQ12, A4 5.332%, 12/15/43	$14,500	$16,311
07-IQ14, A4 5.692%, 4/15/49(3)	12,585	13,741
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.300%, 2/25/34(3)	3,273	3,216
04-2AR, 4A 4.744%, 2/25/34(3)	5,413	5,470
05-5AR, 4A1 5.260%, 9/25/35(3)	1,594	1,166
07-11AR, 2A3 3.902%, 6/25/37(3)	3,269	1,629
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	3,957	4,018
04-R3, A1 144A 6.500%, 2/25/35(4)	5,790	5,890
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	4,950	4,851
RAAC 05-SP1, 2A2 5.250%, 9/25/34	474	473
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	6,463	6,633
04-QS16, 1A5 5.500%, 12/25/34	867	838
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	4,874	5,104
04-SL1, A8 6.500%, 11/25/31	5,883	5,945
04-RS6, AI4 5.457%, 5/25/32(3)	3,253	3,231
04-SL4, A3 6.500%, 7/25/32	2,617	2,710
Residential Asset Securitization Trust 04-A4, A5 5.500%, 8/25/34	196	196

See Notes to Financial Statements

9

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Residential Funding Mortgage Securities I 06-S12, 1A1 5.500%, 12/25/21	$4,613	$4,802
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36	1,971	1,736
Springleaf Mortgage Loan Trust 11-1A, A1, 144A 4.050%, 1/25/58(3)(4)	8,702	8,831
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(4)	13,061	12,638
03-21, 2A2 5.250%, 8/25/33	4,127	4,289
04-21XS, 2A4A 4.900%, 12/25/34(3)	5,014	5,022
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	10,240	11,470
Wachovia Bank Commercial Mortgage Trust
03-C8, 5 4.950%, 11/15/35(3)	5,500	5,514
04-C15, B 4.892%, 10/15/41	14,875	13,855
05-C20, AMFX 5.179%, 7/15/42(3)	6,000	6,449
07-C30, A5 5.342%, 12/15/43	6,935	7,486
05-C22, AM 5.321%, 12/15/44(3)	12,245	12,948
07-C33, A4 6.098%, 2/15/51(3)	13,695	15,170
Washington Mutual Commercial Mortgage Securities Trust
06-SL, A, 144A 5.303%, 11/23/43(3)(4)	15,341	14,979
07-SL3, A, 144A 5.936%, 3/23/45(3)(4)	6,408	6,422

	PAR VALUE	VALUE
Non-Agency (continued)
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	$4,252	$4,371
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	643	652
04-4, A9 5.500%, 5/25/34	5,287	5,441
04-CC, A1 2.648%, 1/25/35(3)	6,232	5,875
05-AR10, A23 2.664%, 6/25/35(3)	7,918	7,722
05-12, 1A1 5.500%, 11/25/35	11,283	11,350
05-14, 2A1 5.500%, 12/25/35	8,257	8,414
06-AR1, 2A3 5.368%, 3/25/36(3)	2,117	2,098
06-4, 2A2 5.500%, 4/25/36	987	927
06-6, 1A15 5.750%, 5/25/36	1,974	1,943
06-9, 1A15 6.000%, 8/25/36	1,457	1,456
07-16, 1A7 6.000%, 12/28/37	6,166	5,814
07-16, 1A1 6.000%, 12/28/37	17,540	17,902
07-AR10, 2A1 6.293%, 1/25/38(3)	8,975	8,985
Wells Fargo Mortgage-Backed Securities Trust 07-11, A88 6.000%, 8/25/37	3,471	3,462
WFDB Commercial Mortgage Trust 11,BXR, B, 144A 4.786%, 7/5/16(4)	15,000	15,454

		1,117,884
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,204,069)		1,271,302

See Notes to Financial Statements

10

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—10.8%
1st Financial Bank USA
10-B, A, 144A 3.000%, 7/17/17(4)	$5,000	$5,006
10-C, B, 144A 5.190%, 9/17/18(4)	6,000	6,166
10-D, C, 144A 5.920%, 6/17/19(4)	3,000	3,056
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	3,446	2,540
Aircraft Certificate Owner Trust 03-1A, D, 144A 6.455%, 9/20/22(4)	1,314	1,294
AmeriCredit Automobile Receivables Trust
11-3, C 2.860%, 1/9/17	11,000	11,294
11-1, D 4.260%, 2/8/17	11,119	11,696
11-5, D 5.050%, 12/8/17	5,010	5,207
12-1, C 2.670%, 1/8/18	2,000	2,035
11-3, E, 144A 5.760%, 12/10/18(4)	1,611	1,651
11-4, E, 144A 6.530%, 1/8/19(4)	3,950	4,059
11-5, E 6.760%, 3/8/19	7,400	7,444
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	4,942	4,912
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	7,438	7,348
Avis Budget Rental Car Funding AESOP LLC 11-3A, A, 144A 3.410%, 11/20/17(4)	10,000	10,418

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	$5,598	$5,264
Bayview Financial Acquisition Trust
06-B, 1A2 5.800%, 4/28/36(3)	990	981
06-A, 1A2 5.483%, 2/28/41(3)	342	340
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	2,298	2,244
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	3,467	3,458
BXG Receivables Note Trust 10-A, A 144A 5.100%, 3/2/26(4)	5,177	5,323
Capital Auto Receivables Asset Trust 07-1, C 5.380%, 11/15/12	5,021	5,031
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	5,900	5,978
Citicorp Residential Mortgage Securities, Inc.
07-1, A3 5.667%, 3/25/37(3)	1,036	1,022
07-1, A6 5.702%, 3/25/37(3)	5,351	5,020
07-2, A3 6.080%, 6/25/37(3)	15,000	15,014
07-2, A4 6.538%, 6/25/37(3)	7,000	5,982
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	16,674	17,197
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	686	725
01-3, A4 7.600%, 4/15/26(3)	15,245	14,070

See Notes to Financial Statements

11

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	$2,072	$2,015
04-10, AF6 4.485%, 12/25/34(3)	7,099	6,769
04-12, AF6 4.634%, 3/25/35(3)	3,162	3,092
Credit-Based Asset Servicing & Securitization LLC 05-CB6, A3 5.120%, 7/25/35(3)	1,342	1,114
Daimler Chrysler Auto Trust 08-B, A4A, 5.320%, 11/10/14	702	703
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	32,025	32,788
Drug Royalty Corp, Inc. 12-1, A2 144A 5.800%, 7/15/24(4)	6,650	6,640
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	8,500	8,621
DT Auto Owner Trust
10-1A, C, 144A 3.460%, 1/15/14(4)	3,500	3,507
09-1, B, 144A 5.920%, 10/15/15(4)	1,088	1,104
11-2A, C 144A 3.050%, 2/16/16(4)	5,825	5,820
Ellington Loan Acquisition Trust 07-2, A2A, 144A 1.142%, 5/25/37(3)(4)	5,525	4,989
Franklin Auto Trust 6-A, 2 144A 8.180%, 5/20/16(4)	6,411	6,585
GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	7,448	4,987
07-HE1-, A2 5.621%, 8/25/37(3)	1,839	1,820

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Great America Leasing Receivables 09-1, B 144A 4.520%, 11/15/14(4)	$3,000	$3,084
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	23,475	22,539
Harley-Davidson Motorcycle Trust
09-4, B 3.190%, 9/15/14	9,000	9,059
07-2, C 5.410%, 8/15/15	6,750	6,760
Hertz Vehicle Financing LLC
09-2A, A1, 144A 4.260%, 3/25/14(4)	5,000	5,122
11-1A, A2, 144A 3.290%, 3/25/18(4)	10,000	10,332
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,673	1,708
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	736	723
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	8,151	8,320
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	9,192	8,478
Marriott Vacation Club Owner Trust
10-1A, A 144A 3.540%, 10/20/32(4)	1,405	1,434
10-1A, B 144A 4.520%, 10/20/32(4)	2,741	2,803
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	17,714	18,092

See Notes to Financial Statements

12

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
MMCA Automobile Trust 11,-A, B, 144A 2.720%, 10/17/16(4)	$3,500	$3,608
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	15,897	13,352
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	13,711	13,342
Renaissance Home Equity Loan Trust 05-3, AF4 5.140%, 11/25/35(3)	5,405	4,024
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,165
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	3,867	3,840
Residential Funding Mortgage Securities II, Inc.
04-HI3, A5 5.480%, 6/25/34(3)	3,866	3,561
06-HI2, A3 5.790%, 2/25/36	8,269	8,272
06-H11, M1 6.010%, 2/25/36	6,661	6,196
07-HI1, A2 5.640%, 3/25/37	3,139	3,085
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	7,640	7,675
11-1, C 3.110%, 5/16/16	10,000	9,898
10-B, C 144A 3.020%, 10/17/16(4)	20,925	20,797
10-3, C 3.060%, 11/15/17	10,000	10,024
12-2, D 3.870%, 2/15/18	12,000	12,040
Sierra Receivables Funding Co., LLC
07-2A, A1 144A 5.370%, 9/20/19(4)	2,121	2,208
10-3A, B 144A 4.440%, 11/20/25(4)	3,858	3,968

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
11-1A, B, 144A 4.230%, 4/20/26(4)	$5,251	$5,248
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	7,659	6,918
SVO MOI Mortgage Corp.
10-AA, A ,144A 3.650%, 7/20/27(4)	5,597	5,687
11-AA, A, 144A 3.670%, 11/20/27(4)	7,495	7,509
TAL Advantage LLC 1-1A, A, 144A 4.600%, 1/20/26(4)	9,717	9,821
Terwin Mortgage Trust 04-15AL, A1 144A 5.826%, 7/25/34(3)(4)	9,131	8,024
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	920	932
Trinity Rail Leasing LP 03-1A, A, 144A 5.640%, 10/12/26(4)	2,655	2,852
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	7,433	7,483
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	23,372	24,385
TOTAL ASSET-BACKED SECURITIES (Identified Cost $569,879)		569,697
CORPORATE BONDS AND NOTES—40.0%

Consumer Discretionary—4.1%
AutoZone, Inc. 5.750%, 1/15/15	4,420	4,897
Boyd Gaming Corp. 9.125%, 12/1/18	2,425	2,537
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	5,790	6,246
Citycenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	4,718	5,001

See Notes to Financial Statements

13

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	$7,800	$8,102
Daimler Finance North America LLC 144A 2.625%, 9/15/16(4)	11,000	11,349
Dana Holding Corp. 6.500%, 2/15/19	3,973	4,231
DISH DBS Corp. 7.125%, 2/1/16	9,335	10,373
GTP Acquisition Partners I LLC 144A 4.347%, 6/15/16(4)	3,000	3,082
Hyatt Hotels Corp.
144A 5.750%, 8/15/15(4)	900	989
3.875%, 8/15/16	7,000	7,294
Hyundai Capital America 144A 3.750%, 4/6/16(4)	500	512
International Game Technology 7.500%, 6/15/19	1,115	1,306
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	2,750	2,750
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)	2,670	2,804
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	820	917
Landry’s Restaurants, Inc. 11.625%, 12/1/15	2,851	3,190
MGM Resorts International 7.500%, 6/1/16	6,000	6,210
Mobile Mini, Inc. 6.875%, 5/1/15	540	548
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	9,665	9,230
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	8,620	9,185

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	$6,184	$6,215
02-1, G2 6.264%, 11/20/21	20,507	21,328
Ono Finance II plc 144A 10.875%, 7/15/19(4)	1,035	947
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615	7,458
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135	4,135
QVC, Inc.
144A 7.125%, 4/15/17(4)	4,550	4,868
144A 7.500%, 10/1/19(4)	8,740	9,636
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16	2,625	2,848
Scientific Games International, Inc. 9.250%, 6/15/19	1,570	1,747
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	780	866
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	990	1,010
11-1 A 7.125%, 10/22/23	9,350	9,817
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	21,001	24,046
07-01 6.636%, 7/2/22	7,824	8,293
United Rentals North America, Inc. 10.875%, 6/15/16	1,772	2,016
Wyndham Worldwide Corp.
6.000%, 12/1/16	133	148
5.750%, 2/1/18	1,660	1,850

See Notes to Financial Statements

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	$7,000	$7,665

		215,646

Consumer Staples—0.5%
Altria Group, Inc. 8.500%, 11/10/13	2,775	3,101
BAT International Finance plc 144A 9.500%, 11/15/18(4)	1,410	1,923
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	704	721
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	6,000	6,380
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer 144A 7.125%, 4/15/19(4)	4,875	5,106
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	5,850	6,186
Yankee Candle Co., Inc. (The) Series B, 8.500%, 2/15/15	5,148	5,290

		28,707

Energy—4.6%
Afren plc 144A 11.500%, 2/1/16(4)	4,790	5,233
Anadarko Petroleum Corp.
6.375%, 9/15/17	12,050	14,315
8.700%, 3/15/19	2,925	3,840
Bumi Investment Ltd. 144A 10.750%, 10/6/17(4)	4,900	5,353

	PAR VALUE	VALUE
Energy (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	$7,491	$7,828
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	3,989	4,218
Chesapeake Energy Corp. 6.625%, 8/15/20	16,785	17,163
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.250%, 12/15/17	2,920	2,993
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,439
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	3,655	3,765
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	7,395	7,155
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,665
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	10,405	11,322
144A 8.146%, 4/11/18(4)	2,880	3,376
144A 6.510%, 3/7/22(4)	3,235	3,526
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	419	439
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	9,250	9,273
HollyFrontier Corp. 9.875%, 6/15/17	3,000	3,360
KazMunaiGas National Co. 144A 8.375%, 7/2/13(4)	6,900	7,350

See Notes to Financial Statements

15

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	$2,545	$3,031
Korea National Oil Corp.
144A 5.375%, 7/30/14(4)	4,345	4,637
144A 2.875%, 11/9/15(4)	5,000	5,059
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	1,430	1,409
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,289
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(4)	7,500	7,588
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	2,985
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	2,900	2,820
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	8,000	8,352
Petrobras International Finance Co.
3.875%, 1/27/16	12,430	13,082
3.500%, 2/6/17	2,000	2,049
Petroleos de Venezuela S.A RegS 8.500%, 11/2/17(5)	17,610	15,699
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(2)(4)(11)	5,455	2,155
Pioneer Drilling Co.
9.875%, 3/15/18	1,245	1,326
144A 9.875%, 3/15/18(4)	1,765	1,880
Pride International, Inc. 8.500%, 6/15/19	4,065	5,344

	PAR VALUE	VALUE
Energy (continued)
Quicksilver Resources, Inc. 7.125%, 4/1/16	$3,190	$2,951
Samson Investment Co. 144A 9.750%, 2/15/20(4)	8,630	8,749
SESI LLC 6.375%, 5/1/19	4,694	4,999
Tesoro Corp.
6.250%, 11/1/12	4,340	4,448
6.500%, 6/1/17	4,740	4,894
TNK-BP Finance SA
144A 6.250%, 2/2/15(4)	500	539
144A 7.500%, 7/18/16(4)	2,835	3,196
Transocean, Inc. 4.950%, 11/15/15	3,955	4,229
Venoco, Inc. 8.875%, 2/15/19	5,675	5,221
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,445

		242,989

Financials—18.7%
Abbey National Treasury Services plc 4.000%, 4/27/16	5,000	4,960
ABN Amro Bank NV
144A 3.000%, 1/31/14(4)	9,000	9,049
144A 4.250%, 2/2/17(4)	4,425	4,489
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290	5,535
Aflac, Inc. 8.500%, 5/15/19	1,059	1,382
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	1,660	1,660
Air Lease Corp. 144A 5.625%, 4/1/17(4)	12,995	13,011
Aircastle Ltd. 144A 6.750%, 4/15/17(4)	2,880	2,909

See Notes to Financial Statements

16

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Akbank TAS 144A 5.125%, 7/22/15(4)	$8,900	$8,976
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	4,940	5,231
Allstate Corp. 6.125%, 5/15/37(3)	4,730	4,641
Ally Financial, Inc.
4.500%, 2/11/14	2,625	2,635
Series 8, 6.750%, 12/1/14	4,552	4,791
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.625%, 10/15/18	8,150	8,252
American Express Credit Corp.
5.875%, 5/2/13	4,805	5,053
Series C, 7.300%, 8/20/13	2,600	2,813
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850	5,234
American International Group, Inc. 4.875%, 9/15/16	8,850	9,359
AON Corp. 3.500%, 9/30/15	1,980	2,075
Associated Banc Corp. 5.125%, 3/28/16	4,590	4,847
Assurant, Inc. 5.625%, 2/15/14	4,060	4,268
Avalonbay Communities, Inc. 5.700%, 3/15/17	2,950	3,386
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(4)	5,000	5,150
Banco Bradesco SA
144A 4.125%, 5/16/16(4)	7,000	7,227
144A 4.500%, 1/12/17(4)	7,000	7,364

	PAR VALUE	VALUE
Financials (continued)
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd 144A 5.750%, 1/18/17(4)(7)	$10,000	$10,500
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	14,800	15,244
Banco Santander Brasil SA
144A 4.500%, 4/6/15(4)	7,500	7,631
4.625%, 2/13/17(4)	5,000	5,013
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	3,800	3,877
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	8,500	8,768
Bank of America Corp. 5.420%, 3/15/17	3,700	3,782
Barclays Bank plc
144A 5.926%(3)(4)(8)(9)	3,773	3,490
5.200%, 7/10/14	1,610	1,706
144A 6.050%, 12/4/17(4)	4,130	4,246
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	4,365	5,262
BioMed Realty LP 3.850%, 4/15/16	9,375	9,684
Brandywine Operating Partnership LP 7.500%, 5/15/15	4,305	4,788
Capital One Financial Corp. 6.150%, 9/1/16	4,300	4,725
Chubb Corp. 6.375%, 3/29/67(3)	8,205	8,472
CIT Group, Inc.
144A 5.250%, 4/1/14(4)	5,000	5,131
144A 7.000%, 5/2/16(4)	14,200	14,271
5.250%, 3/15/18	3,300	3,370
Citigroup, Inc.
5.000%, 9/15/14	3,200	3,314

See Notes to Financial Statements

17

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
4.875%, 5/7/15	$12,075	$12,519
5.500%, 2/15/17	3,635	3,812
CNA Financial Corp. 5.850%, 12/15/14	7,575	8,164
Comerica Bank
5.700%, 6/1/14	1,900	2,034
4.800%, 5/1/15	1,828	1,915
5.750%, 11/21/16	5,940	6,675
Corporacion Andina de Fomento 5.200%, 5/21/13	1,000	1,037
Countrywide Financial Corp. 6.250%, 5/15/16	12,000	12,503
Credit Suisse 6.000%, 2/15/18	4,875	5,277
Danske Bank A/S 144A 3.875%, 4/14/16(4)	8,000	7,888
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	3,034
Discover Bank 8.700%, 11/18/19	1,750	2,177
DNB Bank ASA 3.200%, 4/3/17(4)	24,700	24,792
DuPont Fabros Technology LP 8.500%, 12/15/17	6,400	7,072
Equity One, Inc. 6.250%, 12/15/14	2,485	2,675
Export-Import Bank of Korea
8.125%, 1/21/14	1,480	1,634
5.875%, 1/14/15	4,625	5,044
4.125%, 9/9/15	4,000	4,195
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	6,854
Fifth Third Bancorp
6.250%, 5/1/13	1,770	1,862
4.500%, 6/1/18	6,745	7,086
Fifth Third Bank 4.750%, 2/1/15	750	800

	PAR VALUE	VALUE
Financials (continued)
First Horizon National Corp. 5.375%, 12/15/15	$1,950	$2,072
First Tennessee Bank N.A.
5.050%, 1/15/15	4,950	5,104
5.650%, 4/1/16	6,080	6,215
Ford Motor Credit Co. LLC
8.000%, 6/1/14	4,865	5,358
8.700%, 10/1/14	13,235	15,001
6.625%, 8/15/17	2,335	2,590
Gazprom OAO (Gaz Capital SA) RegS 4.950%, 5/23/16(5)(7)	5,000	5,181
General Electric Capital Corp.
3.750%, 11/14/14	3,940	4,190
0.911%, 5/5/26(3)	8,000	6,521
Genworth Financial, Inc.
5.750%, 6/15/14	6,890	7,163
7.625%, 9/24/21	4,375	4,524
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	10,345	8,017
Goldman Sachs Group, Inc. (The)
5.350%, 1/15/16	3,225	3,419
5.625%, 1/15/17	2,800	2,940
7.500%, 2/15/19	2,451	2,800
Grupo BBVA 3.250%, 5/16/14	4,000	3,988
Hana Bank 144A 4.500%, 10/30/15(4)	11,000	11,619
HBOS plc 144A 6.750%, 5/21/18(4)	685	643
HCP, Inc.
3.750%, 2/1/16	8,000	8,248
3.750%, 2/1/19	4,940	4,909
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	8,985
4.125%, 4/1/19	4,100	4,066
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,288
HSBC Bank plc 144A 3.100%, 5/24/16(4)	12,200	12,425

See Notes to Financial Statements

18

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Huntington Bancshares, Inc. 7.000%, 12/15/20	$1,025	$1,156
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,405
Hutchison Whampoa International Ltd. 144A 3.500%, 1/13/17(4)	9,000	9,108
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,447
144A 4.375%, 7/27/16(4)	1,500	1,569
144A 3.500%, 9/13/17(4)	8,000	8,017
ICICI Bank Ltd.
144A 5.500%, 3/25/15(4)	3,000	3,117
144A 4.750%, 11/25/16(4)	5,000	4,974
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	4,964
144A 4.000%, 3/15/16(4)	9,000	9,109
International Lease Finance Corp.
6.375%, 3/25/13	5,375	5,523
5.650%, 6/1/14	5,820	5,951
5.750%, 5/15/16	4,545	4,543
IPIC GMTN Ltd.
144A 3.125%, 11/15/15(4)	2,000	2,020
144A 3.750%, 3/1/17(4)	500	509
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	6,345
JPMorgan Chase & Co. 6.125%, 6/27/17	3,550	4,050

	PAR VALUE		VALUE
Financials (continued)
Kazkommerts Bank International BV
144A 7.875%, 4/7/14(4)	$4,135		$4,109
RegS 8.000%, 11/3/15(5)	1,000		965
KeyBank NA
5.700%, 8/15/12	1,800		1,833
5.800%, 7/1/14	1,450		1,572
7.413%, 5/6/15	3,000		3,356
4.950%, 9/15/15	1,295		1,397
KeyCorp. 6.500%, 5/14/13	2,925		3,086
Kookmin Bank 144A 7.250%, 5/14/14(4)	5,700		6,286
Korea Development Bank
5.300%, 1/17/13	1,113		1,143
4.375%, 8/10/15	2,525		2,661
3.875%, 5/4/17	7,000		7,244
3.500%, 8/22/17	9,750		9,904
Lincoln National Corp.
8.750%, 7/1/19	2,340		2,961
6.050%, 4/20/67(3)(9)	2,885		2,690
Lloyds TSB Bank plc
144A 4.375%, 1/12/15(4)	2,900		2,973
4.875%, 1/21/16	9,000		9,330
Manufacturers & Traders Trust Co.
1.968%, 4/1/13(3)	3,175		3,173
5.629%, 12/1/21(3)	5,000		4,889
Marshall & Ilsley Bank 5.000%, 1/17/17	3,500		3,765
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	4,708		4,868
MetLife, Inc. 6.750%, 6/1/16	910		1,081
Metropolitan Life Global Funding I 144A 5.125%, 6/10/14(4)	1,160		1,260
Morgan Stanley
6.000%, 5/13/14	1,970		2,062
3.800%, 4/29/16	5,850		5,693
5.750%, 10/18/16	3,455		3,572
144A 10.090%, 5/3/17(4)	10,525	BRL	5,795

See Notes to Financial Statements

19

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Nationwide Health Properties, Inc. 6.250%, 2/1/13	$4,825	$4,996
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000	5,017
AK Transneft OJSC (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715	6,074
ORIX Corp. 5.000%, 1/12/16	5,228	5,507
PNC Funding Corp. 5.625%, 2/1/17	3,130	3,492
Principal Financial Group, Inc. 7.875%, 5/15/14	2,595	2,864
ProLogis LP
7.625%, 8/15/14	5,275	5,868
6.625%, 5/15/18	1,110	1,263
Prudential Financial, Inc.
4.750%, 9/17/15	4,770	5,178
8.875%, 6/15/38(3)(9)	4,200	4,956
Regions Bank 7.500%, 5/15/18	12,001	13,711
Regions Financial Corp.
RegS 7.750%, 11/10/14(5)	2,525	2,768
5.750%, 6/15/15	2,535	2,655
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	3,282
Royal Bank of Scotland plc (The)
3.400%, 8/23/13	7,000	7,094
4.875%, 3/16/15	3,230	3,357
3.950%, 9/21/15	3,860	3,903
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	780	866
144A 6.299%, 5/15/17(4)	2,905	3,079

	PAR VALUE	VALUE
Financials (continued)
Santander USA 144A 3.724%, 1/20/15(4)	$8,100	$7,908
Sberbank of Russia / Sberbank Capital SA 144A 4.950%, 2/7/17(4)(7)	10,000	10,150
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	6,868
Severstal JSC Steel Capital SA 144A 6.250%, 7/26/16(4)(7)	6,665	6,648
Shinhan Bank 144A 4.375%, 7/27/17(4)	11,700	12,326
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership LP 5.000%, 8/15/18	8,000	8,140
SLM Corp. 6.250%, 1/25/16	17,900	18,613
Societe Generale SA
144A 3.100%, 9/14/15(4)	2,900	2,821
144A 3.500%, 1/15/16(4)	6,895	6,733
144A 5.922%(3)(4)(8)	6,800	5,534
Sovereign Bank 5.125%, 3/15/13	7,000	7,078
Spansion LLC 7.875%, 11/15/17	2,955	2,866
Springleaf Finance Corp. 5.400%, 12/1/15	3,000	2,498
State Street Corp. 4.956%, 3/15/18(9)	5,000	5,220
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,533
5.450%, 12/1/17	3,750	3,940
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,188
Unum Group 7.125%, 9/30/16	6,620	7,557

See Notes to Financial Statements

20

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
UR Financing Escrow Corp. 144A 5.750%, 7/15/18(4)	$895	$918
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	3,212	3,212
Vnesheconombank (VEB Finance plc) 144A 5.375%, 2/13/17(4)	5,415	5,577
144A 5.450%, 11/22/17(4)(7)	1,500	1,553
144A 6.902%, 7/9/20(4)	7,345	7,942
VTB Bank OJSC (VTB Capital SA) 144A 6.465%, 3/4/15(4)	6,000	6,330
Wachovia Bank NA 5.000%, 8/15/15	2,600	2,803
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,467
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,503
Westpac Banking Corp. 4.200%, 2/27/15	4,920	5,284
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,098
XL Capital plc 5.250%, 9/15/14	4,335	4,592
Yapi Ve Kredi Bankasi Via Unicredit Luxembourg SA 144A 5.188%, 10/13/15(4)(7)	2,000	1,980
Zions Bancorp
5.650%, 5/15/14	1,775	1,845
7.750%, 9/23/14	6,194	6,782
4.500%, 3/27/17	3,755	3,731

		984,529

	PAR VALUE	VALUE
Health Care—0.8%
CareFusion Corp. 5.125%, 8/1/14	$2,940	$3,180
Grifols, Inc. 8.250%, 2/1/18	250	272
HCA, Inc. 7.250%, 9/15/20	8,000	8,750
Life Technologies Corp. 3.500%, 1/15/16	3,000	3,116
Mylan, Inc. 144A 6.000%, 11/15/18(4)	6,900	7,245
Patheon, Inc. 144A 8.625%, 4/15/17(4)	720	623
Rotech Healthcare, Inc. 10.500%, 3/15/18	4,655	3,096
Select Medical Corp. 7.625%, 2/1/15	2,256	2,242
Symbion, Inc. 8.000%, 6/15/16	3,727	3,708
U.S. Oncology, Inc. 0.000%, 2/16/49(10)	1,263	0
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 7/15/16(4)	6,900	7,055

		39,287

Industrials—4.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	7,416	7,787
America West Airlines
98-1A, 6.870%, 1/2/17	2,501	2,426
99-1G, 7.930%, 1/2/19	10,170	10,475
America West Airlines 200-1 Pass-Through-Trust 00-1G 8.057%, 7/2/20	8,328	8,620
Aristotle Holding, Inc. 144A 3.500%, 11/15/16(4)	10,000	10,443

See Notes to Financial Statements

21

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	$11,663	$11,663
99-1, A1 7.200%, 1/2/19	2,456	2,456
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	11,711	12,268
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	6,205	6,221
Continental Airlines, Inc. Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	5,439	5,690
97-4, A, 6.900%, 1/2/18	4,955	5,265
01-1, A1, 6.703%, 6/15/21	10,796	11,551
Corp Andina de Fomento 3.750%, 1/15/16	10,000	10,365
Delta Air Lines, Inc. Pass-Through-Trust
11-1, A 5.300%, 4/15/19	17,675	18,846
10-2A, 2A 4.950%, 5/23/19	12,297	12,973
7.750%, 12/17/19	597	680
Deluxe Corp. 7.000%, 3/15/19	4,970	5,169
Dematic SA 144A 8.750%, 5/1/16(4)	5,250	5,486
GATX Corp. 4.750%, 5/15/15	4,940	5,293
General Cable Corp. 2.843%, 4/1/15(3)	3,375	3,189
Griffon Corp. 7.125%, 4/1/18	6,900	7,167
Hexion U.S. Finance Corp. 144A 6.625%, 4/15/20(4)	7,835	8,051

	PAR VALUE	VALUE
Industrials (continued)
Hutchison Whampoa International Ltd. 144A 4.625%, 9/11/15(4)	$3,900	$4,150
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	5,030	5,256
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570	9,320
LyondellBasell Industries NV 144A 5.000%, 4/15/19(4)	10,000	10,025
Marquette Transportation Co. / Marquette Transportation Finance Corp. 10.875%, 1/15/17	750	794
Oshkosh Corp. 8.250%, 3/1/17	6,200	6,758
Owens Corning, Inc. 6.500%, 12/1/16	11,150	12,385
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,716
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 144A 8.750%, 10/15/16(4)	5,100	5,419
Ryder System, Inc. 3.600%, 3/1/16	3,120	3,244
Smiths Group plc 144A 7.200%, 5/15/19(4)	1,700	2,020
Toledo Edison Co. (The) 7.250%, 5/1/20	1,360	1,681
Transnet SOC Ltd. 144A 4.500%, 2/10/16(4)	9,000	9,314

See Notes to Financial Statements

22

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
U.S. Airways Pass-Through-Trust 01-1G 7.076%, 3/20/21	$7,288	$7,033

		255,199

Information Technology—1.7%
Agilent Technologies, Inc. 5.500%, 9/14/15	2,185	2,456
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	4,325	4,563
CommScope, Inc. 144A 8.250%, 1/15/19(4)	7,135	7,634
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	4,375	4,769
Digicel Ltd. 144A 8.250%, 9/1/17(4)	5,215	5,567
eAccess Ltd. 144A 8.250%, 4/1/18(4)	1,635	1,582
Earthlink, Inc. 8.875%, 5/15/19	6,725	6,540
First Data Corp. 144A 7.375%, 6/15/19(4)	12,975	13,283
iGATE Corp. 9.000%, 5/1/16	8,200	8,948
Intuit, Inc. 5.750%, 3/15/17	1,334	1,529
Jabil Circuit, Inc. 7.750%, 7/15/16	2,952	3,380
MDC International B.V. 144A 3.750%, 4/20/16(4)	4,000	4,104
National Semiconductor Corp. 6.600%, 6/15/17	3,330	4,107
Seagate Technology LLC 7.750%, 12/15/18	6,700	7,370

	PAR VALUE	VALUE
Information Technology (continued)
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	$3,400	$2,822
STATS ChipPAC Ltd. 144A 7.500%, 8/12/15(4)	875	943
Xerox Corp.
5.650%, 5/15/13	4,345	4,547
4.250%, 2/15/15	4,000	4,249

		88,393

Materials—2.3%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	9,145
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950	2,562
ArcelorMittal
5.375%, 6/1/13	4,825	5,007
9.000%, 2/15/15	14,830	17,052
Berry Plastics Corp.
8.250%, 11/15/15	6,600	7,079
9.500%, 5/15/18	1,480	1,576
Catalyst Paper Corp.
7.375%, 3/1/14(2)(11)	1,055	21
144A 11.000%, 12/15/16(2)(4)(11)	3,520	1,848
Cemex SAB de CV 144A 5.470%, 9/30/15(3)(4)	3,100	2,813
Commercial Metals Co. 7.350%, 8/15/18	7,760	8,022
CRH America, Inc.
4.125%, 1/15/16	4,000	4,055
8.125%, 7/15/18	4,770	5,641
Dow Chemical Co. (The)
7.600%, 5/15/14	2,950	3,340
5.900%, 2/15/15	3,950	4,447
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(4)	2,485	2,466
144A 8.250%, 11/1/19(4)	8,600	9,073
Georgia-Pacific LLC 7.700%, 6/15/15	4,820	5,637

See Notes to Financial Statements

23

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials—2.3% (continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	$1,950	$2,247
Ineos Finance plc 144A 9.000%, 5/15/15(4)	9,200	9,810
International Paper Co. 9.375%, 5/15/19	5,330	7,040
Metinvest BV 144A 8.750%, 2/14/18(4)	1,500	1,358
Omnova Solutions, Inc. 7.875%, 11/1/18	250	241
Severstal OAO Steel Capital SA 144A 6.700%, 10/25/17(4)(7)	5,975	6,072
Vedanta Resources plc
144A 8.750%, 1/15/14(4)	3,400	3,528
144A 9.500%, 7/18/18(4)	2,350	2,397
Verso Paper Holdings LLC / Verso Paper, Inc. 8.750%, 2/1/19	225	125

		122,602

Telecommunication Services—1.9%
America Movil SAB de C.V. 2.375%, 9/8/16	11,000	11,133
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	750	619
Centurylink, Inc. 6.000%, 4/1/17	5,000	5,314
Cincinnati Bell, Inc. 8.250%, 10/15/17	7,005	7,189
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	4,925	5,151
144A 3.214%, 8/15/15(4)	4,950	5,007

	PAR VALUE	VALUE
Telecommunication Services (continued)
144A 5.495%, 1/15/17(4)	$5,915	$6,454
Embarq Corp. 6.738%, 6/1/13	2,385	2,555
France Telecom SA 2.750%, 9/14/16	1,000	1,028
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	5,590	5,618
Series D 7.375%, 8/1/15	2,095	2,032
Qwest Corp. 6.500%, 6/1/17	4,550	5,142
SBA Tower Trust 144A 4.254%, 4/15/15(4)	11,660	12,157
Telecom Italia Capital SA
6.175%, 6/18/14	4,900	5,157
7.175%, 6/18/19	2,395	2,551
Telefonica Emisiones SAU 6.421%, 6/20/16	7,500	7,994
Vimpel Communications OJSC (VIP Finance Ireland Ltd.)
144A 8.375%, 4/30/13(4)	1,400	1,474
144A 6.493%, 2/2/16(4)	1,300	1,350
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	6,425	6,361
Windstream Corp. 7.750%, 10/15/20	7,210	7,751

		102,037

Utilities—0.6%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)	1,860	1,864

See Notes to Financial Statements

24

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Utilities (continued)
AmeriGas Finance LLC /AmeriGas Finance Corp. 6.750%, 5/20/20	$4,000	$4,070
AmeriGas Partners LP/ AmeriGas Finance Corp. 6.250%, 8/20/19	5,670	5,691
Enel Finance International NV 144A 3.875%, 10/7/14(4)	2,000	2,019
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	2,285	2,332
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,657
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,160
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	1,000	1,018
Midwest Generation LLC Series B 8.560%, 1/2/16	947	902
NRG Energy, Inc. 7.625%, 1/15/18	1,485	1,496
ONEOK Partners LP 5.900%, 4/1/12	980	980
Sempra Energy 6.500%, 6/1/16	1,760	2,080
TransAlta Corp. 4.750%, 1/15/15	2,220	2,368

		30,637
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $2,023,907)		2,110,026
CREDIT LINKED-NOTES—0.2%
Fuel Trust 144A 4.207%, 4/15/16(4)	10,000	10,261
TOTAL CREDIT LINKED-NOTES
(Identified Cost $10,042)		10,261

	PAR VALUE	VALUE
LOAN AGREEMENTS(3)—11.4%

Consumer Discretionary—3.4%
Advantage Sales & Marketing, Inc. Second Lien, 9.250%, 12/18/17	$716	$718
AMF Bowling Worldwide, Inc. Tranche B, 2.741%, 6/7/13	2,026	1,885
Avis Budget Group, Inc. Tranche B, 6.250%, 9/22/18	1,621	1,636
Boyd Gaming Corp. 6.000%, 12/17/15	4,938	4,995
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	5,955	6,024
Burger King Holdings, Inc. Tranche B, 4.500%, 10/19/16	1,542	1,544
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 7.500%, 10/31/16	9,086	9,364
Tranche B-4, 9.500%, 1/28/18	946	857
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	1,568	1,572
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	6,923	6,398
Charter Communications Operating LLC
Tranche C, 3.720%, 3/6/14	14	14
Tranche C, 3.720%, 9/6/16	4,214	4,200
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	8,337	8,484

See Notes to Financial Statements

25

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Cumulus Media Holdings, Inc. First Lien, 5.750%, 9/17/18	$9,970		$10,040
DineEquity, Inc. Tranche B-1, 4.250%, 10/19/17	3,078		3,084
Dunkin’ Brands, Inc. Tranche B-2, 4.750%, 11/23/17	3,899		3,902
EMI Group North America Holdings, Inc. 0.000%, 2/15/18	7,370		7,417
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	5,548		5,604
Fertitta Morton’s Restaurants, Inc. 8.750%, 2/1/17	2,685		2,685
Fram Group Holdings, Inc./Prestone Holdings, Inc. First Lien 6.500%, 7/29/17	7,463		7,525
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	3,231	CAD	3,227
Getty Images, Inc. 5.250%, 11/7/16	6,628		6,666
Gymboree Corp. 5.000%, 2/23/18	2,791		2,651
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.)
3.242%, 2/1/14	2,335		2,301
Tranche B, 5.250%, 4/2/18	3,970		4,004
Landry’s Restaurants, Inc. 0.000%, 12/1/14	3,584		3,586
Leslie’s Poolmart, Inc. Tranche B, 4.500%, 11/21/16	3,333		3,331

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Neiman Marcus Group, Inc. 4.750%, 5/16/18	$8,102	$8,103
Nielsen Finance LLC
Tranche A, 2.243%, 8/9/13	288	288
Tranche B, 3.993%, 5/2/16	3,291	3,302
Ozburn-Hessey Holding Co., LLC First Lien 8.250%, 4/8/16	1,201	1,061
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	2,978	2,983
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	3,191	3,204
Pinnacle Foods Finance LLC 0.000%, 9/16/18	2,190	2,204
Radio One, Inc. 7.500%, 3/31/16	1,919	1,908
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	2,470	2,448
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	1,021	1,021
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,271	2,188
SRAM LLC Second Lien, 10.000%, 6/7/18	2,419	2,421
TI Group Automotive Systems LLC 0.000%, 3/14/18	7,777	7,811
Toys “R” Us, Inc. 6.000%, 9/1/16	9,063	9,094
UCI International, Inc. 5.500%, 7/26/17	716	720
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	9,055	8,858

See Notes to Financial Statements

26

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
VWR Funding, Inc. 2.741%, 6/30/14	$3,219	$3,202

		178,645

Consumer Staples—0.4%
American Rock Salt Co. LLC 5.500%, 4/25/17	765	731
Del Monte Foods Co. 4.500%, 3/8/18	1,613	1,592
Michael Foods, Inc. Tranche B 4.750%, 2/25/18	3,266	3,269
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	5,380	5,385
Reynolds Group Holdings, Inc.
Tranche B, 6.500%, 2/9/18	6,953	7,037
Tranche C, 6.250%, 8/9/18	4,921	4,992

		23,006

Energy—0.3%
Buffalo Gulf Coast Terminals LLC 7.500%, 10/31/17	3,316	3,333
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	2,183	2,240
Frac Tech Services International 0.000%, 5/6/16	10,385	10,362

		15,935

Financials—1.0%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/18	4,480	4,447
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	2,985	2,990

	PAR VALUE	VALUE
Financials (continued)
International Lease Finance Corp. (Delos Aircraft, Inc.) Tranche 2, 0.000%, 3/17/16	$243	$244
iPayment, Inc . 5.750%, 5/8/17	1,410	1,412
iStar Financial, Inc.
Tranche A-1, 7.000%, 6/28/13	3,736	3,737
Tranche A-2, 7.000%, 6/30/14	3,724	3,724
Tranche A-2, 6.000%, 3/31/17	4,000	4,011
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	2,574	2,587
MoneyGram International, Inc. 4.250%, 11/17/17	575	573
Nuveen Investments, Inc.
First Lien Additional Extended , 8.250%, 5/13/17	3,245	3,241
First Lien Extended, 8.250%, 5/13/17	6,455	6,464
Pinnacle Foods Finance LLC 2.820%, 4/2/14	2,385	2,384
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	9,025	8,316
Tomkins, LLC (Pinafore LLC) Tranche B-1, 4.250%, 9/29/16	722	723
TransUnion LLC 4.750%, 2/10/18	2,860	2,892
Walter Investments, Inc. First Lien, 7.750%, 6/30/16	3,218	3,238

		50,983

See Notes to Financial Statements

27

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Health Care—1.0%
Alere, Inc. 0.000%, 6/30/17	$4,000	$3,985
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	3,086	3,065
Ardent Health Services LLC 9.250%, 9/15/15	3,980	3,973
Capsugel Holdings, Inc. 5.250%, 8/1/18	3,079	3,108
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 0.000%, 9/15/17	3,724	3,733
HCA, Inc. Tranche B-3, 3.491%, 5/1/18	537	527
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	660	647
Houghton International, Inc. Tranche B-1, 6.750%, 1/29/16	3,351	3,366
Iasis Healthcare LLC Tranche B, 1.250%, 5/3/18	4,962	4,972
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	3,119	2,968
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	2,737	2,718
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	2,334	2,340
Onex Carestream Finance LP 5.000%, 2/25/17	2,054	2,012
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	4,466	4,482

	PAR VALUE	VALUE
Health Care (continued)
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	$3,143	$3,124
Surgery Center Holdings, Inc. 6.500%, 2/6/17	4,105	3,889
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	3,750	3,752
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	2,049	2,054

		54,715

Industrials—1.2%
Altegrity, Inc. (U.S. Investigations Services, Inc.) 2.992%, 2/21/15	1,062	1,019
API Technologies Corp. 7.750%, 6/27/16	3,716	3,716
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/17	1,532	1,528
Building Materials Holdings Corp. Second Lien 8.000%, 1/5/15(6)	1,303	1,134
Ceridian Corp. 3.241%, 11/9/14	6,474	6,083
Ducommun, Inc. 5.500%, 6/28/17	1,406	1,408
Goodman Global, Inc. Second Lien 9.000%, 10/28/16	2,543	2,563
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.781%, 6/30/14	8,304	7,759

See Notes to Financial Statements

28

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Industrials (continued)
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	$1,421	$1,488
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	5,856	5,901
Protection One, Inc. 6.250%, 3/21/19	6,919	6,876
ServiceMaster Co. (The)
Tranche DD, 2.750%, 7/24/14	776	767
2.830%, 7/24/14	7,788	7,701
Swift Transportation Corp. 6.000%, 12/21/16	1,339	1,350
Terex Corp. 0.000%, 4/28/17	6,368	6,423
WCA Waste Corp. (WCA Waste Systems, Inc.) 0.000%, 3/23/18	9,513	9,544

		65,260

Information Technology—2.5%
Avaya, Inc.
Tranche B-1, 3.241%, 10/24/14	5,479	5,318
Tranche B-3 4.991%, 10/26/17	3,075	2,977
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	4,800	4,794
CCC Information Services 5.500%, 11/11/15	406	407
CDW LLC
Non-Extended, 3.780%, 10/10/14	1,482	1,479
Extended, 4.000%, 7/15/17	5,309	5,148
Commscope, Inc. 5.000%, 1/14/18	1,703	1,703
DataTel, Inc. 0.000%, 7/19/18	6,825	6,939

	PAR VALUE	VALUE
Information Technology (continued)
DynCorp International LLC 6.250%, 7/7/16	$5,679	$5,689
Edwards (Cayman Islands II) Ltd. 5.500%, 5/31/16	3,456	3,431
Emdeon, Inc. Tranche B, 6.750%, 11/2/18	2,494	2,534
First Data Corp.
Tranche B-2, 3.040%, 9/24/14	219	211
Tranche B-3, 3.040%, 9/24/14	6,838	6,597
Tranche B-1, 3.040%, 9/24/14	879	848
Tranche 2017, 5.242%, 3/24/17	5,657	5,425
Freescale Semiconductor, Inc.
Tranche B-1, 4.520%, 12/1/16	7,246	7,061
Tranche B-2, 0.000%, 2/28/19	5,530	5,525
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
First Lien DD, 6.491%, 7/28/15	2,344	2,337
First Lien xtended, 6.491%, 7/28/15	4,493	4,479
Instant Web, Inc.
3.616%, 8/7/14	2,995	2,710
Tranche DD, 3.616%, 8/7/14	312	282
Interactive Data Corp. Tranche B, 0.000%, 2/11/18	5,279	5,285
Lawson Software, Inc. (SoftBrands, Inc.)
6.750%, 7/5/17	5,711	5,735
Tranche B, 0.000%, 3/16/18	13,310	13,401
MedAssets, Inc. 5.250%, 11/16/16	1,136	1,145
Mood Media Corp. 7.000%, 5/6/18	4,600	4,506

See Notes to Financial Statements

29

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Information Technology (continued)
NDS Finance Ltd. Tranche B, 4.000%, 3/12/18	$1,262	$1,262
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	6,630	6,601
NuSil Technology LLC 5.250%, 4/7/17	1,130	1,132
Scitor Corp. 5.000%, 2/15/17	761	741
Spansion LLC 6.000%, 2/9/15	3,467	3,469
SRA International, Inc. 6.500%, 7/20/18	7,678	7,668
SSI Investments II Ltd. (Skillsoft) 6.500%, 5/26/17	2,994	3,005
Wall Street Systems, Inc. First Lien, 9.000%, 6/20/17	1,520	1,501

		131,345

Materials—0.9%
Anchor Glass Container Corp.
First Lien, 6.000%, 3/2/16	3,088	3,093
Second Lien, 6.000%, 9/2/16	3,975	3,975
Avantor Performance Materials, Inc. 5.000%, 6/24/17	2,339	2,304
AZ Chem US. Inc. 7.250%, 12/22/17	4,910	4,981
Berry Plastics Group, Inc. Tranche C, 2.280%, 4/3/15	3,588	3,511
CPG International, Inc. Tranche B, 6.000%, 2/18/17	2,394	2,307
General Chemical Corp. Tranche B, 5.500%, 10/6/15	5,285	5,290
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	3,791	3,818

	PAR VALUE	VALUE
Materials (continued)
Hubbard Radio LLC Second Lien, 8.750%, 4/28/17	$4,094	$4,115
Ineos Holdings Ltd. Tranche C-2, 4.000%, 12/16/14	100	104
JMC Steel Group 4.750%, 4/1/17	634	634
Momentive Performance
0.000%, 5/5/15	2,000	1,915
Tranche B-1B, 3.810%, 5/5/15	3,917	3,772
New Sunward Holding BV Tranche B, 4.780%, 2/14/14	2,705	2,486
Norit Holding B.V. 6.750%, 7/10/17	2,756	2,767
Novelis, Inc. Tranche B, 3.750%, 3/10/17	2,395	2,392
Solutia, Inc. Tranche 1, 3.500%, 8/1/17	1,575	1,577
Styron S.A.R.L. 6.000%, 8/2/17	2,387	2,186

		47,112

Telecommunication Services—0.5%
Level 3 Communications, Inc. Tranche A, 2.659%, 3/13/14	10,942	10,800
nTelos, Inc. Tranche B, 4.000%, 8/7/15	3,221	3,217
U.S. TelePacific Corp. 5.750%, 2/23/17	3,152	3,023
Univision Communications, Inc. 4.491%, 3/31/17	7,549	7,013

		24,053

Utilities—0.2%
Gibson Energy, Inc. 5.750%, 6/15/18	3,970	3,993

See Notes to Financial Statements

30

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE/ SHARES	VALUE
LOAN AGREEMENTS (continued)
Utilities (continued)
NRG Energy, Inc. 4.000%, 7/1/18	$4,466	$4,468
Texas Compeptitive Electric Holdings Co. LLC 4.743%, 10/10/17	5,925	3,307

		11,768
TOTAL LOAN AGREEMENTS (Identified Cost $598,630)		602,822

PREFERRED STOCK—0.3%
Financials—0.3%
Ally Financial, Inc. 144A 7.00%	702	585
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	5,835	4,463
Banco do Brasil S.A. 144A 8.50%(3)(4)	700	803
Citigroup Capital XVII Series E 6.35%	144,590	3,522
JPMorgan Chase & Co. Series 1, 7.90%(3)	3,360	3,681
TOTAL PREFERRED STOCK (Identified Cost $12,553)		13,054
COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.(2)	26,344	1,087

Industrials—0.0%
Building Materials Holding Corp.(2)(6)	677,817	1,118
TOTAL COMMON STOCKS (Identified Cost $1,987)		2,205
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $4,985,811)		5,157,408

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.9%
Money Market Mutual Funds—2.9%
BlackRock Liquidity Funds TempFund Portfolio –Institutional Shares (seven-day effective yield 0.110%)	152,019,327	$152,019
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $152,019)		152,019
TOTAL INVESTMENTS—100.7% (Identified Cost $5,137,830)		5,309,427	(1)
Other assets and liabilities, net—(0.7)%		(37,814)

NET ASSETS—100.0%		$5,271,613

Country Weightings†
United States	76%
Brazil	2
Canada	2
South Korea	2
United Kingdom	2
Australia	1
Russia	1
Other	14
Total	100%

†	% of total investments as of March 31, 2012

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements

31

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADS	American Depositary Share
ASA	Allmennaksjeselskap a public limited company (Norway).
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company (Russia)
NV	Naamloze Vennootschap a public limited liability company (Netherlands)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SA	Sociedad Anonima (Spanish Corporation) or Sociedade Anonimac (Portuguese Corporation)
SAB	de CV A variable capital company.
SBA	Small Business Administration

KEY INVESTMENT TERM

PIK (Payment-in-Kind Security)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $1,381,851 or 26.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)	Security in default.

See Notes to Financial Statements

32

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

Investments in Securities:	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$569,697	$—	$569,697	$—
Credit-Linked Notes	10,261	—	10,261	—
Corporate Bonds and Notes	2,110,026	—	2,110,005	21
Foreign Government Securities	521,264	—	521,264	—
Loan Agreements	602,822	—	602,822	—
Mortgage-Backed Securities	1,271,302	—	1,271,302	—
Municipal Bonds	27,343	—	27,343	—
U.S. Government Securities	29,434	—	29,434	—
Equity Securities:
Common Stocks	2,205	1,087	—	1,118
Preferred Stock	13,054	—	13,054	—
Short-Term Investments	152,019	152,019	—	—

Total Investments	$5,309,427	$153,106	$5,155,182	$1,139

There were no significant transfers between Level 1 and Level 2 during the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total	Asset-Backed Securities	Corporate Bonds and Notes		Common Stocks
Investments in Securities
Balance as of September 30, 2011:	$2,603	$1,671	$0	(d)	$932
Accrued Discount/(Premium)	— (c)	— (c)	—		—
Realized Gain (Loss)	(320)	(320)	—		—
Change in Unrealized Appreciation	523	337	—		186
Purchases	—	—	—		—
Sales(b)	(1,688)	(1,688)	—		—
Transfers Into Level 3(a)	21	—	21		—
Transfers From Level 3(a)	—	—	—		—

Balance as of March 31, 2012	$1,139	$—	$21		$1,118

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Level 3 Corporate Bonds and Notes valued at zero at the beginning and end of the period.

See Notes to Financial Statements

33

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$5,309,427
Foreign currency at value(2)	270
Cash	5,996
Receivables
Investment securities sold	36,633
Fund shares sold	46,979
Dividends and interest receivable	52,554
Prepaid expenses	285

Total assets	5,452,144

Liabilities
Payables
Fund shares repurchased	13,105
Investment securities purchased	158,710
Dividend distributions	3,032
Investment advisory fee	2,090
Distribution and service fees	1,370
Administration fee	584
Transfer agent fees and expenses	1,307
Trustees’ fees and expenses	5
Professional fees	34
Other accrued expenses	294

Total liabilities	180,531

Net Assets	$5,271,613

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$5,191,914
Accumulated undistributed net investment income (loss)	33
Accumulated undistributed net realized gain (loss)	(91,866)
Net unrealized appreciation (depreciation) on investments	171,532

Net Assets	$5,271,613

Class A
Net asset value (net assets/shares outstanding) per share	$4.85
Maximum offering price per share NAV/(1–2.25%)	$4.96
Shares of beneficial interest outstanding, no par value, unlimited authorization	541,668,814
Net Assets	$2,627,603
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	925,641
Net Assets	$4,466
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.90
Shares of beneficial interest outstanding, no par value, unlimited authorization	152,330,858
Net Assets	$746,793
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$4.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	126,389,224
Net Assets	$618,342
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	262,445,010
Net Assets	$1,274,409
(1) Investment in securities at cost	$5,137,830
(2) Foreign currency at cost	$269

See Notes to Financial Statements

34

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Investment Income
Interest	$134,073
Dividends	104
Foreign taxes withheld	(134)

Total investment income	134,043

Expenses
Investment advisory fees	11,516
Service fees, Class A	3,054
Distribution and service fees, Class B	18
Distribution and service fees, Class C	1,630
Distribution and service fees, Class T	2,840
Administration fees	3,177
Transfer agent fee and expenses	2,737
Custodian fees	74
Printing fees and expenses	122
Professional fees	46
Registration fees	170
Trustees’ fees and expenses	127
Miscellaneous expenses	258

Total expenses	25,769

Net investment income (loss)	108,274

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	7,817
Net realized gain (loss) on foreign currency transactions	(13)
Net change in unrealized appreciation (depreciation) on investments	175,752
Net change in unrealized appreciation (depreciation) on foreign currency translation	617

Net gain (loss) on investments	184,173

Net increase (decrease) in net assets resulting from operations	$292,447

See Notes to Financial Statements

35

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE/DECREASE IN NET ASSETS
From Operations
Net investment income (loss)	$108,274	$175,401
Net realized gain (loss)	7,804	20,972
Net change in unrealized appreciation (depreciation)	176,369	(159,475)

Increase (decrease) in net assets resulting from operations	292,447	36,898

From Distributions to Shareholders
Net investment income, Class A	(58,574)	(103,854)
Net investment income, Class B	(107)	(333)
Net investment income, Class C	(14,622)	(24,202)
Net investment income, Class T	(11,353)	(18,103)
Net investment income, Class I	(28,151)	(33,009)

Decrease in net assets from distributions to shareholders	(112,807)	(179,501)

From Share Transactions
Sale of shares
Class A (116,083 and 269,573 shares, respectively)	554,433	1,303,664
Class B (43 and 203 shares, respectively)	207	976
Class C (39,329 and 67,718 shares, respectively)	190,552	331,242
Class T (21,620 and 45,400 shares, respectively)	104,141	221,546
Class I (109,330 and 155,201 shares, respectively)	521,465	753,960

Reinvestment of distributions
Class A (11,222 and 20,049 shares, respectively)	53,735	96,821
Class B (19 and 58 shares, respectively)	92	279
Class C (2,640 and 4,264 shares, respectively)	12,781	20,801
Class T (1,465 and 2,269 shares, respectively)	7,075	11,045
Class I (3,385 and 3,446 shares, respectively)	16,227	16,639

Shares repurchased
Class A (113,047 and 157,526 shares, respectively)	(537,167)	(760,866)
Class B (331 and 1,041 shares, respectively)	(1,569)	(5,011)
Class C (20,216 and 38,641 shares, respectively)	(97,218)	(188,410)
Class T (9,271 and 16,659 shares, respectively)	(44,581)	(80,701)
Class I (43,066 and 63,291 shares, respectively)	(204,970)	(303,317)

Increase (decrease) in net assets from share transactions	575,203	1,418,668

Net increase (decrease) in net assets	754,843	1,276,065

Net Assets
Beginning of year	4,516,770	3,240,705

End of year	$5,271,613	$4,516,770

Accumulated undistributed net investment income (loss) at end of year	$33	$4,566

See Notes to Financial Statements

36

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End Period	Total Return(1)		Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(6)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/11 to 3/31/12(7)	$4.67	0.11	0.18	0.29	(0.11)	(0.11)	0.18	$4.85	6.34	%(4)	$2,627,603	1.01	%(3)	4.59	%(3)	21	%(4)
10/1/10 to 9/30/11	4.80	0.22	(0.12)	0.10	(0.23)	(0.23)	(0.13)	4.67	2.02		2,463,360	1.05		4.59		35
10/1/09 to 9/30/10	4.54	0.25	0.26	0.51	(0.25)	(0.25)	0.26	4.80	11.65		1,897,491	1.07		5.31		49
10/1/08 to 9/30/09	4.21	0.24	0.35	0.59	(0.26)	(0.26)	0.33	4.54	14.91		1,433,927	1.12		5.93		88
10/1/07 to 9/30/08	4.70	0.25	(0.48)	(0.23)	(0.26)	(0.26)	(0.49)	4.21	(5.07)		1,377,371	1.08		5.54		83
11/1/06 to 9/30/07	4.74	0.21	(0.03)	0.18	(0.22)	(0.22)	(0.04)	4.70	3.84	(4)	1,435,415	1.11	(3)	4.93	(3)	57	(4)
11/1/05 to 10/31/06	4.70	0.22	0.03	0.25	(0.21)	(0.21)	0.04	4.74	5.37		1,062,479	1.04		4.75		93
Class B
10/1/11 to 3/31/12(7)	$4.65	0.10	0.17	0.27	(0.10)	(0.10)	0.17	$4.82	5.89	%(4)	$4,466	1.51	%(3)	4.08	%(3)	21	%(4)
10/1/10 to 9/30/11	4.78	0.20	(0.12)	0.08	(0.21)	(0.21)	(0.13)	4.65	1.53		5,550	1.55		4.10		35
10/1/09 to 9/30/10	4.52	0.23	0.26	0.49	(0.23)	(0.23)	0.26	4.78	11.16		9,435	1.56		4.86		49
10/1/08 to 9/30/09	4.19	0.22	0.35	0.57	(0.24)	(0.24)	0.33	4.52	14.41		12,753	1.62		5.47		88
10/1/07 to 9/30/08	4.68	0.23	(0.48)	(0.25)	(0.24)	(0.24)	(0.49)	4.19	(5.57)		15,919	1.57		5.03		83
11/1/06 to 9/30/07	4.72	0.19	(0.03)	0.16	(0.20)	(0.20)	(0.04)	4.68	3.38	(4)	21,487	1.61	(3)	4.40	(3)	57	(4)
11/1/05 to 10/31/06	4.68	0.20	0.02	0.22	(0.18)	(0.18)	0.04	4.72	4.64		27.845	1.54		4.24		93
Class C
10/1/11 to 3/31/12(7)	$4.72	0.10	0.19	0.29	(0.11)	(0.11)	0.18	$4.90	6.14	%(4)	$746,793	1.26	%(3)	4.34	%(3)	21	%(4)
10/1/10 to 9/30/11	4.85	0.21	(0.12)	0.09	(0.22)	(0.22)	(0.13)	4.72	1.75		616,170	1.30		4.33		35
10/1/09 to 9/30/10	4.58	0.24	0.27	0.51	(0.24)	(0.24)	0.27	4.85	11.49		471,332	1.32		5.04		49
10/1/08 to 9/30/09	4.24	0.23	0.36	0.59	(0.25)	(0.25)	0.34	4.58	14.75		241,339	1.36		5.63		88
10/1/07 to 9/30/08	4.73	0.24	(0.48)	(0.24)	(0.25)	(0.25)	(0.49)	4.24	(5.28)		161,770	1.33		5.28		83
11/1/06 to 9/30/07	4.77	0.20	(0.03)	0.17	(0.21)	(0.21)	(0.04)	4.73	3.57	(4)	179,222	1.36	(3)	4.66	(3)	57	(4)
11/1/05 to 10/31/06	4.73	0.21	0.02	0.23	(0.19)	(0.19)	0.04	4.77	5.07		205,385	1.28		4.48		93

See Notes to Financial Statements

37

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End Period	Total Return(1)		Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(6)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class T
10/1/11 to 3/31/12(7)	$4.71	0.09	0.19	0.28	(0.10)	(0.10)	0.18	$4.89	5.89	%(4)	$618,342	1.76	%(3)	3.84	%(3)	21	%(4)
10/1/10 to 9/30/11	4.84	0.19	(0.13)	0.06	(0.19)	(0.19)	(0.13)	4.71	1.24		530,162	1.80		3.84		35
10/1/09 to 9/30/10	4.57	0.21	0.28	0.49	(0.22)	(0.22)	0.27	4.84	10.96		394,183	1.82		4.54		49
10/1/08 to 9/30/09	4.23	0.21	0.36	0.57	(0.23)	(0.23)	0.34	4.57	14.21		219,501	1.86		5.11		88
10/1/07 to 9/30/08	4.72	0.22	(0.48)	(0.26)	(0.23)	(0.23)	(0.49)	4.23	(5.78)		141,131	1.83		4.79		83
11/1/06 to 9/30/07	4.76	0.18	(0.03)	0.15	(0.19)	(0.19)	(0.04)	4.72	3.11	(4)	155,450	1.86	(3)	4.17	(3)	57	(4)
11/1/05 to 10/31/06	4.73	0.19	0.01	0.20	(0.17)	(0.17)	0.03	4.76	4.34		153,395	1.79		3.98		93
Class I
10/1/11 to 3/31/12(7)	$4.68	0.12	0.18	0.30	(0.12)	(0.12)	0.18	$4.86	6.46	%(4)	$1,274,409	0.76	%(3)	4.84	%(3)	21	%(4)
10/1/10 to 9/30/11	4.81	0.23	(0.12)	0.11	(0.24)	(0.24)	(0.13)	4.68	2.28		901,528	0.80		4.83		35
10/1/09 to 9/30/10	4.54	0.26	0.28	0.54	(0.27)	(0.27)	0.27	4.81	12.16		468,264	0.83		5.51		49
10/1/08 to 9/30/09	4.21	0.28	0.32	0.60	(0.27)	(0.27)	0.33	4.54	15.20		20,553	1.03		6.47		88
6/6/08(5) to 9/30/08	4.53	0.08	(0.31)	(0.23)	(0.09)	(0.09)	(0.32)	4.21	(5.11	)(4)	95	0.89	(3)	5.85	(3)	83	(4)

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Inception date.
(6)	The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(7)	Unaudited.

See Notes to Financial Statements

38

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

1.	Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 22 funds are offered for sale, of which the Virtus MultiSector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to the Trust’s prospectus).

Class A shares are sold with a front-end sales charge of up to 2.25% . Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

39

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

A.	Security valuation:

Security Valuation procedures for the Fund have been approved by the Board. All internally fair valued securities referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore

40

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.	Income taxes:

The Fund is treated as a separate taxable entity. It is the intent of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally

41

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

F.	Foreign currency translation:

Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.	When-issued and delayed delivery transactions:

The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Loan agreements:

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the

42

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

I.	Credit-linked notes:

The Fund may invest in credit-linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit-linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3.	Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser:

Virtus Investment Advisers, Inc. (“VIA,” the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”) is the Adviser to the Fund.

For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.55% of the first $1 billion; 0.50% of $1 billion to $2 billion; 0.45% of $2+ billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser:

A subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Newfleet Asset Management LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund.

C.	Expense Limitations:

The Adviser has agreed to voluntarily limit the Fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time. The Fund is currently below its expense cap.

D.	Distributor:

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, as the distributor of the Fund’s shares, has advised the Fund for the six months (the “period”) ended March 31, 2012, it retained Class A net commissions of $63 and deferred sales charges of $8; Class B deferred sales charges of $2; Class C deferred sales charges of $3; and Class T deferred sales charges of $64.

In addition, the Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A

43

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administration and Transfer Agent Services:

VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2012, VP Distributors received administration fees totaling $2,365 which are included in the Statement of Operations.

VP Distributors also serves as the Fund’s transfer agent. For the period ended March 31, 2012, VP Distributors received transfer agent fees totaling $2,610 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

F.	Affiliated Shareholders:

At March 31, 2012, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following.

	Aggregate Shares	Net Asset Value
Class I Shares	517,990	$2,517

4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2012, were as follows:

Purchases	Sales
$1,400,744	$851,531

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2012, were as follows:

Purchases	Sales
$102,676	$161,078

5.	10% Shareholders

As of March 31, 2012, the Fund had the following individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which in

44

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
22%	1

The shareholder is not affiliated with Virtus.

6.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.	Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

At March 31, 2012, the Fund did not hold any illiquid and restricted securities.

8.	Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

45

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

9.	Federal Income Tax Information

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,139,126	$209,061	$(38,760)	$170,301

The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Year
2017	2018	Total
$23,204	$75,397	$98,601

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

11.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

46

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust including Virtus Multi-Sector Short Term Bond Fund (the “Fund”). At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The

47

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator, distributor and transfer agent to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Sub-Advisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a

48

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, that the Fund’s net management fee and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

The Board concluded that the advisory and sub-advisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each fund of the Trust, such as distribution and administrative services provided to the funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other

49

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

benefits derived by VIA or its affiliates from their relationship with the funds. Attention was paid to the methodology used to allocate costs to each fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each fund was reasonable in light of the quality of the services rendered to the funds by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because such Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and sub-advisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Sub-Advisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

50

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services1-800-243-1574

Adviser Consulting Group1-800-243-4361

Telephone Orders1-800-367-5877

Text Telephone1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8024	5-12

P.O. Box 9874

Providence, RI 02940 -8074

Semiannual

Report

Virtus Real Estate Securities Fund

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	March 31, 2012

No Bank Guarantee

Not FDIC Insured

May lose Value

Virtus Real Estate Securities Fund

(“Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended
June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at
http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Long-term investors were rewarded for their patience in the six months ended March 31, 2012, when equity markets rallied significantly following an extremely volatile summer and fall. The first quarter of 2012 was the best first quarter for equities since 1998, bolstered by moderate improvement in the U.S. labor market and Europe’s attempts at taking control of its debt situation.

For the six months ended March 31, 2012, U.S. equities, as
measured by the S&P 500® Index, gained 25.9 percent surpassing international equities, which rose 14.73 percent, as represented by the MSCE EAFE® Index. In the fixed income markets, most spread sectors, led by high-yield corporate bonds, outperformed government bonds. The 10-year U.S. Treasury yield hovered around 2 percent for much of the six-month period, a significant fall from the yields of 2.4 percent to 3.7 percent attained in the first half of 2011.

As we enter the second quarter of 2012, the
strength of the U.S. economic recovery and Europe’s fiscal health remain tenuous. The onus is on U.S. corporations to continue their robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for
entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2012

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS REAL ESTATE SECURITIES FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2011 to March 31, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS REAL ESTATE SECURITIES FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2011 to March 31, 2012

Expense Table

  Beginning Account
Value October 1, 2011

Ending Account Value March 31, 2012

Annualized Expense Ratio

Expenses Paid During Period*

Actual

Class A

$
1,000.00

$
1,288.80

1.41
%

$
8.07

Class B

1,000.00

1,284.30

2.16

12.34

Class C

1,000.00

1,283.70

2.16

12.33

Class I

1,000.00

1,290.60

1.16

6.64

Hypothetical (5% return before expenses)

Class A

1,000.00

1,017.86

1.41

7.14

Class B

1,000.00

1,014.06

2.16

10.94

Class C

1,000.00

1,014.06

2.16

10.94

Class I

1,000.00

1,019.13

1.16

5.87

*
Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

Asset Allocations

 The following table presents asset allocations within certain sectors as a percentage of total investments at March 31, 2012.

Apartments

21
%

Regional Malls

18

Office

14

Health Care

11

Self Storage

10

Shopping Centers

6

Lodging/Resorts

5

Other (includes short-term investments)

15

Total

100
%

($ reported in thousands)

SHARES

VALUE

COMMON STOCKS—96.0%

REAL ESTATE INVESTMENT TRUSTS—96.0%

DIVERSIFIED—4.3%

Digital Realty Trust, Inc.

239,769

$
17,736

Vomado Realty Trust

430,847

36,277

54,013

HEALTH CARE—11.3%

HCP, Inc.

880,871

34,759

Health Care REIT, Inc.

753,449

41,410

Ventas, Inc.

1,156,381

66,029

142,198

INDUSTRIAL OFFICE—18.8%

Industrial—4.2%

DCT Industrial Trust, Inc.

528,299

3,117

Prologis, Inc.

1,393,325

50,188

53,305

Mixed—1.2%

Duke Realty Corp.

1,058,391

15,177

Office—13.4%

Alexandria Real Estate Equities, Inc.

120,875

8,840

BioMed Realty Trust, Inc.

1,297,015

24,617

Boston Properties, Inc.

530,883

55,737

SHARES

VALUE

Office (continued)

Douglas Emmett, Inc.

53,778

$
1,227

Kilroy Realty Corp.

1,070,857

49,913

SL Green Realty Corp.

357,091

27,692

168,026

236,508

LODGING/RESORTS—5.2%

Host Hotels & Resorts, Inc.

2,573,352

42,254

LaSalle Hotel Properties

823,311

23,168

65,422

RESIDENTIAL—22.7%

Apartments—20.5%

Apartment Investment & Management Co. Class A

957,357

25,284

AvalonBay Communities, Inc.

354,956

50,173

BRE Properties, Inc.

340,203

17,197

Camden Property Trust

514,200

33,809

Campus Crest Communities, Inc.

174,966

2,040

Equity Residential

1,155,165

72,337

Essex Properly Trust, Inc.

215,882

32,708

UDR, Inc.

928,505

24,800

258,348

See Notes to
Financial Statements

4

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

SHARES

VALUE

Manufactured Homes—2.2%

Equity Lifestyle Properties, Inc.

394,964

$
27,545

285,893

RETAIL—24.2%

Regional Malls—17.8%

General Growth Properties, Inc.

1,844,475

31,338

Macerich Co. (The)

252,975

14,609

Simon Property Group, Inc.

939,606

136,882

Taubman Centers, Inc.

566,180

41,303

224,132

Shopping Centers—6.4%

DDR Corp.

1,580,126

23,070

Kimco Realty Corp.

1,336,775

25,746

Regency Centers Corp.

195,883

8,713

Weingarten Really Investors

858,800

22,698

80,227

304,359

SELF STORAGE—9.5%

CubeSmart, Inc.

865,455

10,299

Extra Space Storage, Inc.

1,445,302

41,610

Public Storage

495,351

68,443

120,352

TOTAL COMMON STOCKS (Identified Cost $702,970)

1,208,745

TOTAL LONG TERM INVESTMENTS—96.0%

(Identified Cost $702,970)

1,208,745

SHARES

VALUE

SHORT-TERM INVESTMENTS—3.5%

Money Market Mutual Funds—3.5%

  BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.110%)

44,241,365

$
44,241

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $44,241)

44,241

TOTAL INVESTMENTS—99.5% (Identified Cost $747,211)

1,252,986
(1)

Other assets and liabilities, net—0.5%

6,726

NET ASSETS—100.0%

$
1,259,712

Abbreviations:

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND

(1)
  Federal Income Tax Information: For tax information at March 31, 2012, see Note 8 Federal Income Tax Information in the Notes to Financial
Statements.

KEY INVESTMENT TERMS

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and
operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

The following table provides a summary of inputs used to value the Fund’s investments as of
March 31, 2012 (see Security Valuation Note 2A in the Notes to Financial Statements):

Total Value at March 31, 2012

Level 1 – Quoted Prices

Investments in Securities:

Common Stocks:

Real Estate Investment Trusts

$
1,208,745

$
1,208,745

Short-Term Investments

44,241

44,241

Total Investments

$
1,252,986

$
1,252,986

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

5

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets

Investment in securities at value(1)

$
1,252,986

Receivables

Investment securities sold

8,137

Fund shares sold

6,061

Dividends and interest receivable

2,988

Prepaid expenses

86

Total assets

1,270,258

Liabilities

Payables

Fund shares repurchased

2,798

Investment securities purchased

5,924

Investment advisory fee

767

Distribution and service fees

212

Administration fee

139

Transfer agent fees and expenses

629

Trustees’ fees and expenses

3

Professional fees

19

Other accrued expenses

55

Total liabilities

10,546

Net Assets

$
1,259,712

Net Assets Consist of:

Capital paid in on shares of beneficial interest

$
845,981

Accumulated undistributed net investment income (loss)

2,825

Accumulated undistributed net realized gain (loss)

(94,869
)

Net unrealized appreciation (depreciation) on investments

505,775

Net Assets

$
1,259,712

Class A

Net asset value (net assets/shares outstanding) per share

$
33.44

Maximum offering price per share NAV/(1-5.75%)

$
35.48

Shares of beneficial interest outstanding, no par value, unlimited authorization

22,707,797

Net Assets

$
759,380

Class B

Net asset value (net assets/shares outstanding) and offering price per share

$
32.99

Shares of beneficial interest outstanding, no par value, unlimited authorization

272,159

Net Assets

$
8,978

Class C

Net asset value (net assets/shares outstanding) and offering price per share

$
33.40

Shares of beneficial interest outstanding, no par value, unlimited authorization

1,691,299

Net Assets

$
56,482

Class I

Net asset value (net assets/shares outstanding) and offering price per share

$
33.42

Shares of beneficial interest outstanding, no par value, unlimited authorization

13,013,516

Net Assets

$
434,872

(1) Investment in securities at cost

$
747,211

See Notes to Financial Statements

6

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Investment Income

Dividends

$
15,324

Total investment income

15,324

Expenses

Investment advisory fees

4,175

Service fees, Class A

861

Distribution and service fees, Class B

47

Distribution and service fees, Class C

255

Administration fees

745

Transfer agent fee and expenses

1,366

Custodian fees

10

Printing fees and expenses

75

Professional fees

20

Registration fees

59

Trustees’ fees and expenses

31

Miscellaneous expenses

41

Total expenses

7,685

Net investment income (loss)

7,639

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on investments

5,621

Net change in unrealized appreciation (depreciation) on investments

264,793

Net gain (loss) on investments

270,414

Net increase (decrease) in net assets resulting from operations

$
278,053

See Notes to Financial Statements

7

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

Six Months Ended March 31, 2012 (Unaudited)

Year Ended September 30, 2011

INCREASE/(DECREASE) IN NET ASSETS

From Operations

Net investment income (loss)

$
7,639

$
4,639

Net realized gain (loss)

5,621

86,780

Net change in unrealized appreciation (depreciation)

264,793

(86,995
)

Increase (decrease) in net assets resulting from operations

278,053

4,424

From Distributions to Shareholders

Net investment income, Class A

(2,777
)

(6,346
)

Net investment income, Class B

(5
)

(36
)

Net investment income, Class C

(19
)

(116
)

Net investment income, Class I

(2,013
)

(4,332
)

Decrease in net assets from distributions to shareholders

(4,814
)

(10,830
)

From Share Transactions

Sale of shares

Class A (4,505 and 9,066 shares, respectively)

137,932

262,684

Class B (1 and 3 shares, respectively)

40

73

Class C (126 and 337 shares, respectively)

3,905

9,724

Class I (2,098 and 3,803 shares, respectively)

65,149

110,554

Reinvestment of distributions

Class A (81 and 203 shares, respectively)

2,525

5,688

Class B (0 and 1 shares, respectively)

4

29

Class C (0 and 3 shares, respectively)

15

92

Class I (56 and 134 shares, respectively)

1,734

3,757

Shares repurchased

Class A (5,105 and 8,140 shares, respectively)

(153,926
)

(234,816
)

Class B (97 and 280 shares, respectively)

(2,897
)

(8,006
)

Class C (159 and 409 shares, respectively)

(4,806
)

(11,766
)

Class I (1,435 and 3,402 shares, respectively)

(42,648
)

(98,978
)

Increase (decrease) in net assets from share transactions

7,027

39,035

Net increase (decrease) in net assets

280,266

32,629

Net Assets

Beginning of period

979,446

946,817

End of period

$
1,259,712

$
979,446

Accumulated undistributed net investment income (loss) at end of period

$
2,825

$
—

See Notes to Financial Statements

8

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH
PERIOD

Net Asset Value, Beginning of Period

Net Investment Income (Loss)(2)

Net Realized and Unrealized Gain (Loss)

Total from Investment Operations

Dividends from Net Investment Income

Distributions from Net Realized Gains

Total Distributions

Change in Net Asset Value

Net Asset Value, End of Period

Total Return(1)

Net Assets, End of Period (000's)

Ratio of Net Expenses to Average Net Assets(7)

Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)

Ratio of Net Investment Income (Loss) to Average Net Assets

Portfolio Turnover Rate

Class A

  10/1/11 to
3/31/12(8)

$
26.05

0.20

7.31

7.51

(0.12
)

—

(0.12
)

7.39

$
33.44

28.88
%(4)

$
759,380

1.41
%(3)

1.41
%(3)

1.31
%(3)

10
%(4)

  10/1/10 to
9/30/11

26.10

0.11

0.12

0.23

(0.28
)

—

(0.28
)

(0.05
)

26.05

0.82

605,073

1.46

1.46

0.39

36

  10/1/09 to
9/30/10

20.21

0.32

5.90

6.22

(0.33
)

—

(0.33
)

5.89

26.10

30.93

576,760

1.48

1.48

1.39

35

  10/1/08 to
9/30/09

29.19

0.47

(8.99
)

(8.52
)

(0.46
)

—

(0.46
)

(8.98
)

20.21

(28.61
)

552,518

1.59

1.59

2.88

48

  10/1/07 to
9/30/08

34.10

0.45

(3.88
)

(3.43
)

(0.47
)

(1.01
)

(1.48
)

(4.91
)

29.19

(9.94
)

862,062

1.37
(5)

1.45

1.51

32

  12/1/06 to
9/30/07

38.18

0.32

(2.59
)

(2.27
)

(0.32
)

(1.49
)

(1.81
)

(4.08
)

34.10

(6.14
)(4)

1,136,923

1.32
(3)

1.39
(3)

1.06
(3)

25
(4)

  12/1/05 to
11/30/06

28.15

0.30

10.73

11.03

(0.37
)

(0.63
)

(1.00
)

10.03

38.18

40.37

1,289,007

1.30

1.30

0.94

24

Class B

  10/1/11 to
3/31/12(8)

$
25.71

0.09

7.21

7.30

(0.02
)

—

(0.02
)

7.28

$
32.99

28.43
%(4)

$
8,978

2.16
%(3)

2.16
%(3)

0.58
%(3)

10
%(4)

  10/1/10 to
9/30/11

25.76

(0.01
)

0.03

0.02

(0.07
)

—

(0.07
)

(0.05
)

25.71

0.03

9,461

2.21

2.21

(0.05
)

36

  10/1/09 to
9/30/10

19.95

0.16

5.81

5.97

(0.16
)

—

(0.16
)

5.81

25.76

30.01

16,595

2.23

2.23

0.70

35

  10/1/08 to
9/30/09

28.85

0.35

(8.91
)

(8.56
)

(0.34
)

—

(0.34
)

(8.90
)

19.95

(29.20
)

17,648

2.34

2.34

2.16

48

  10/1/07 to
9/30/08

33.72

0.22

(3.83
)

(3.61
)

(0.25
)

(1.01
)

(1.26
)

(4.87
)

28.85

(10.65
)

35,376

2.12
(5)

2.20

0.76

32

  12/1/06 to
9/30/07

37.74

0.10

(2.56
)

(2.46
)

(0.07
)

(1.49
)

(1.56
)

(4.02
)

33.72

(6.72
)(4)

49,964

2.07
(3)

2.13
(3)

0.32
(3)

25
(4)

  12/1/05 to
11/30/06

27.86

0.07

10.59

10.66

(0.15
)

(0.63
)

(0.78
)

9.88

37.74

39.29

71,240

2.05

2.05

0.24

24

See Notes to Financial Statements

9

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH
PERIOD

Net Asset Value, Beginning of Period

Net Investment Income (Loss)(2)

Net Realized and Unrealized Gain (Loss)

Total from Investment Operations

Dividends from Net Investment Income

Distributions from Net Realized Gains

Total Distributions

Change in Net Asset Value

Net Asset Value, End of Period

Total Return(1)

Net Assets, End of Period (000's)

Ratio of Net Expenses to Average Net Assets(7)

Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)

Ratio of Net Investment Income (Loss) to Average Net Assets

Portfolio Turnover Rate

Class C

  10/1/11 to
3/31/12(8)

$
26.02

0.09

7.30

7.39

(0.01
)

—

(0.01
)

7.38

$
33.40

28.37
%(4)

$
56,482

2.16
%(3)

2.16
%(3)

0.58
%(3)

10
%(4)

  10/1/10 to
9/30/11

26.06

(0.09
)

0.12

0.03

(0.07
)

—

(0.07
)

(0.04
)

26.02

0.08

44,853

2.21

2.21

(0.30
)

36

  10/1/09 to
9/30/10

20.19

0.15

5.88

6.03

(0.16
)

—

(0.16
)

5.87

26.06

29.95

46,722

2.23

2.23

0.65

35

  10/1/08 to
9/30/09

29.17

0.35

(8.99
)

(8.64
)

(0.34
)

—

(0.34
)

(8.98
)

20.19

(29.17
)

41,818

2.34

2.34

2.12

48

  10/1/07 to
9/30/08

34.07

0.23

(3.88
)

(3.65
)

(0.24
)

(1.01
)

(1.25
)

(4.90
)

29.17

(10.63
)

71,278

2.12
(5)

2.20

0.76

32

  12/1/06 to
9/30/07

38.11

0.10

(2.59
)

(2.49
)

(0.06
)

(1.49
)

(1.55
)

(4.04
)

34.07

(6.71
)(4)

100,321

2.07
(3)

2.14
(3)

0.32
(3)

25
(4)

  12/1/05 to
11/30/06

28.12

0.06

10.71

10.77

(0.15
)

(0.63
)

(0.78
)

9.99

38.11

39.32

112,794

2.05

2.05

0.19

24

Class I

  10/1/11 to
3/31/12(8)

$
26.03

0.24

7.31

7.55

(0.16
)

—

(0.16
)

7.39

$
33.42

29.06
%(4)

$
434,872

1.16
%(3)

1.16
%(3)

1.58
%(3)

10
%(4)

  10/1/10 to
9/30/11

26.08

0.19

0.12

0.31

(0.36
)

—

(0.36
)

(0.05
)

26.03

1.08

320,059

1.21

1.21

0.65

36

  10/1/09 to
9/30/10

20.19

0.38

5.90

6.28

(0.39
)

—

(0.39
)

5.89

26.08

31.27

306,740

1.23

1.23

1.63

35

  10/1/08 to
9/30/09

29.17

0.49

(8.97
)

(8.48
)

(0.50
)

—

(0.50
)

(8.98
)

20.19

(28.45
)

206,474

1.32

1.32

3.00

48

  10/1/07 to
9/30/08

34.08

0.62

(3.98
)

(3.36
)

(0.54
)

(1.01
)

(1.55
)

(4.91
)

29.17

(9.71
)

106,159

1.12
(5)

1.20

2.11

32

  12/29/06(6)
to 9/30/07

35.99

0.28

(1.87
)

(1.59
)

(0.31
)

(0.01
)

(0.32
)

(1.91
)

34.08

(4.44
)(4)

32,887

1.11
(3)

1.23
(3)

1.09
(3)

25
(4)

Footnote Legend

(1)
Sales charges, where applicable, are not reflected in the total return calculation.

(2)
Computed using average shares outstanding.

(3)
Annualized.

(4)
Not annualized.

(5)
Blended net expense ratio.

(6)
Inception date.

(7)
  The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

(8)
Unaudited.

See Notes to Financial Statements

10

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

1.
Organization

Virtus
Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 22 funds are offered for sale, of which the Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with equal emphasis. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares for sale. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Trust’s prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a
CDSC which declines from 5% to zero depending on the period of time the shares are held.

Class C shares are generally sold with a
1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a
Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.
Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.
Security valuation:

Security
Valuation procedures for the Fund have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

11

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –
quoted prices in active markets for identical securities

• Level 2 –
prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –
prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as
Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

12

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

A summary of the inputs used to value the Fund’s major categories of assets and liabilities which primarily include investments of the Fund by each major security type is disclosed at the end of the
Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.
Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Realized
gains and losses are determined on the identified cost basis.

Dividend income is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.
Income taxes:

The Fund is
treated as a separate taxable entity. It is the intent of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions which would require recognition in the financial statements. As of March 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.
Distributions to shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.
Expenses:

Expenses incurred by
the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

13

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

3.
Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.
Adviser:

Virtus Investment
Advisers, Inc. (“VIA,” the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund.

For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.75% of 1st $1 billion; 0.70% $1+ billion through $2 billion and 0.65% $2+ billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.
Subadviser:

A subadviser
manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment Management Co. (“Duff & Phelps”) serves as the Fund’s subadviser. Duff & Phelps is an indirect, wholly-owned subsidiary of Virtus.

C.
Distributor:

VP Distributors,
LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, as the distributor of the Fund’s shares, has advised the Fund that for the six months (the “period”) ended March 31, 2012, it retained Class A net commissions of $22; Class B deferred sales charges of $3; and Class C deferred sales charges of $3.

In addition, the Fund pays VP
Distributors distribution and/or service fees under Board-approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain
Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.
Administration and Transfer Agent Services:

VP Distributors serves as the Administrator to the Fund. For the period ended March 31, 2012, VP Distributors received administration fees totaling $554 which are included in the Statement of
Operations.

VP Distributors also serves as the Fund’s transfer agent. For the period ended March 31, 2012, VP
Distributors received transfer agent fees totaling $1,272 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

14

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

E.
Affiliated Shareholders:

At
March 31, 2012, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

Aggregate Shares

Net Asset Value

Class I shares

811,178

$
27,110

4.
Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities for the
Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2012, were as follows:

Long-Term

Purchases

Sales

$
110,158

$
136,464

There were no purchases or sales of long-term U.S. Government or agency securities.

5.
10% Shareholders

As of March
31, 2012, the Fund had the following individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding

Number of Accounts

Class I

12
%

1

The shareholder is not affiliated with Virtus.

6.
Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.
Indemnifications

Under the
Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

15

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

8.
Federal Income Tax Information

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

  Federal
Tax Cost

Unrealized Appreciation

Unrealized (Depreciation)

Net Unrealized Appreciation (Depreciation)

$786,513

$505,828

$(39,355)

$466,473

The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

2018

Total

$60,693

$60,693

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9.
Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments
to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after
December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

10.
Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust including Virtus Real Estate Securities Fund (the “Fund”). At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each
Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The
Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s
history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that

17

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
(a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator, distributor and transfer agent to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer
(“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With
respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the
Sub-Advisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the
Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment
Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the
“Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by
Lipper. The Board also considered performance information presented by

18

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the
Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the
Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The
Board considered, among other performance data, that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period. The Board took into account management’s discussion of the Fund’s performance.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board
considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the
“Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by
VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, that the Fund’s net management fee and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

The Board
concluded that the advisory and sub-advisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered
certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each fund of the Trust, such as distribution and administrative services provided to the funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the funds. Attention was paid

19

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

to the methodology used to allocate costs to each fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each fund was reasonable in light of the quality of the services rendered to the funds by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory
Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because such Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and sub-advisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Sub-Advisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP
Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative and transfer agency services to the Trust. The Board noted
management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the
Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

20

VIRTUS OPPORTUNITIES TRUST

101 Munson Street
Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Service1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8023	5-12

P.O. Box 9874

Providence, RI 02940 -8074

Semiannual

Report

Virtus Allocator Premium AlphaSector™ Fund

Virtus AlphaSector™ Rotation Fund

Virtus Dynamic AlphaSector™ Fund (f/k/a Market Neutral Fund)

Virtus Global Premium AlphaSector™ Fund

Virtus Premium AlphaSector™ Fund

Virtus Alternatives Diversifier Fund

TRUST NAME: VIRTUS OPPORTUNITIES TRUST	March 31, 2012
No Bank Guarantee	Not FDIC Insured	May lose Value

*	Schedule of Investments and Securities Sold Short

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Long-term investors were rewarded for their patience in the six months ended March 31, 2012, when equity markets rallied significantly following an extremely volatile summer and fall. The first quarter of 2012 was the best first quarter for equities since 1998, bolstered by moderate improvement in the U.S. labor market and Europe’s attempts at taking control of its debt situation.

For the six months ended March 31, 2012, U.S. equities, as measured by the S&P 500® Index, gained 25.9 percent surpassing international equities, which rose 14.73 percent, as represented by the MSCE EAFE® Index. In the fixed income markets, most spread sectors, led by high-yield corporate bonds, outperformed government bonds. The 10-year U.S. Treasury yield hovered around 2 percent for much of the six-month period, a significant fall from the yields of 2.4 percent to 3.7 percent attained in the first half of 2011.

As we enter the second quarter of 2012, the strength of the U.S. economic recovery and Europe’s fiscal health remain tenuous. The onus is on U.S. corporations to continue their robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus Mutual Funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2012

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2011 to March 31, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, and (2) ongoing costs, including investment advisory fees, distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2011 to March 31, 2012

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Allocator Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,071.90	1.75%	$9.06
Class C	1,000.00	1,066.90	2.50	12.92
Class I	1,000.00	1,072.50	1.50	7.77

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.14	1.75	8.86
Class C	1,000.00	1,012.34	2.50	12.66
Class I	1,000.00	1,017.41	1.50	7.59
AlphaSector™ Rotation Fund
Actual
Class A	$1,000.00	$1,131.40	1.02%	$5.44
Class C	1,000.00	1,126.40	1.74	9.25
Class I	1,000.00	1,131.80	0.77	4.10

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.84	1.02	5.16
Class C	1,000.00	1,016.19	1.74	8.81
Class I	1,000.00	1,021.10	0.77	3.90
Dynamic AlphaSector™ Fund**
Actual
Class A	$1,000.00	$1,039.60	4.16%	$21.21
Class B	1,000.00	1,036.30	4.88	24.84
Class C	1,000.00	1,036.40	4.99	25.40
Class I	1,000.00	1,043.90	4.09	20.90

Hypothetical (5% return before expenses)
Class A	1,000.00	1,003.94	4.16	21.06
Class B	1,000.00	1,000.29	4.88	24.71
Class C	1,000.00	999.74	4.99	25.26
Class I	1,000.00	1,004.29	4.09	20.71
Global Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,094.30	1.75%	$9.16
Class C	1,000.00	1,091.60	2.50	13.07
Class I	1,000.00	1,097.00	1.50	7.86

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.14	1.75	8.86
Class C	1,000.00	1,012.34	2.50	12.66
Class I	1,000.00	1,017.41	1.50	7.59

3

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2011 to March 31, 2012

Expense Table
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,121.50	1.63%	$8.65
Class C	1,000.00	1,117.00	2.37	12.54
Class I	1,000.00	1,121.70	1.38	7.32

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.75	1.63	8.25
Class C	1,000.00	1,013.00	2.37	12.00
Class I	1,000.00	1,018.01	1.38	6.99
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$1,122.50	0.45%	$2.39
Class C	1,000.00	1,118.30	1.20	6.41
Class I	1,000.00	1,124.00	0.20	1.06

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.72	0.45	2.28
Class C	1,000.00	1,018.87	1.20	6.13
Class I	1,000.00	1,023.99	0.20	1.01

*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
**	Dynamic AlphaSector Fund’s annualized expense ratios include dividends and interest on short sales.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Fund of funds

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iShares

Represents shares of an open-end Exchange-Traded Fund.

Long position (“long”)

Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security’s value changes.

SPDR

Represents shares of an open-end Exchange-Traded Fund.

Short position (“short”)

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

5

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings

March 31, 2012 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Allocator Premium AlphaSector™ Fund

Health Care	6%
Consumer Discretionary	5
Consumer Staples	5
Financials	5
Industrials	5
Information Technology	5
Utilities	5
Other	64

Total	100%

AlphaSector™ Rotation Fund

Health Care	15%
Consumer Discretionary	14
Consumer Staples	14
Financials	14
Industrials	14
Utilities	14
Information Technology	12
Other (includes short-term investments)	3

Total	100%

Dynamic AlphaSector™ Fund

Exchange-Traded Funds —Long Positions
Health Care	15%
Utilities	15
Consumer Discretionary	14
Consumer Staples	14
Financials	14
Industrials	14
Information Technology	14

Total	100%

Exchange-Traded Funds —Short Positions
Energy	50%
Materials	50

Total	100%

Global Premium AlphaSector™ Fund

Consumer Discretionary	9%
Consumer Staples	9
Health Care	9
Utilities	9
Financials	8
Industrials	8
Information Technology	8
Other (includes short-term investments)	40

Total	100%

6

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings (Continued)

March 31, 2012 (Unaudited)

Premium AlphaSector™ Fund

Consumer Discretionary	15%
Health Care	15
Consumer Staples	14
Financials	14
Industrials	14
Utilities	14
Information Technology	12
Other (includes short-term investments)	2

Total	100%

Alternatives Diversifier Fund

Affiliated Equity Mutual Funds	54%
Exchange-Traded Funds	40
Affiliated Fixed Income Mutual Funds	6

Total	100%

7

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.0%
Consumer Discretionary Select Sector SPDR Fund	224,505	$10,125
Consumer Staples Select Sector SPDR Fund	297,437	10,137
Financial Select Sector SPDR Fund	641,620	10,125
Health Care Select Sector SPDR Fund	274,370	10,314
Industrial Select Sector SPDR Fund	269,850	10,098
iShares Barclays 7-10 Year Treasury Bond Fund	142,190	14,685
iShares Barclays MBS Bond Fund	135,820	14,662
iShares Dow Jones U.S. Real Estate Index Fund	160,145	9,975
iShares iBoxx Investment Grade Corporate Bond Fund	129,240	14,953
iShares MSCI EAFE® Index Fund	429,485	23,579
iShares MSCI Emerging Markets Index Fund	548,460	23,551
iShares S&P National Municipal Bond Fund	137,590	15,052
PowerShares DB Gold Fund	161,433	9,328
Technology Select Sector SPDR Fund	334,210	10,076
Utilities Select Sector SPDR Fund	289,420	10,144
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $189,476)		196,804
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $189,476)		196,804
TOTAL INVESTMENTS—99.0% (Identified Cost $189,476)		196,804	(1)
Other assets and liabilities, net—1.0%		1,926

NET ASSETS—100.0%		$198,730

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Exchange-Traded Funds	$196,804	$196,804

Total Investments	$196,804	$196,804

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

8

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—56.5%

Consumer Discretionary—14.1%
Abercrombie & Fitch Co. Class A	4,190	$208
Amazon.com, Inc.(2)	17,760	3,597
Apollo Group, Inc. Class A(2)	5,490	212
AutoNation, Inc.(2)	2,200	75
AutoZone, Inc.(2)	1,330	494
Bed Bath & Beyond, Inc.(2)	11,550	760
Best Buy Co., Inc.	13,840	328
Big Lots, Inc.(2)	3,200	138
BorgWarner, Inc.(2)	5,340	450
Cablevision Systems Corp. Class A	10,580	155
CarMax, Inc.(2)	11,060	383
Carnival Corp.	22,100	709
CBS Corp. Class B	31,660	1,074
Chipotle Mexican Grill, Inc.(2)	1,540	644
Coach, Inc.	14,050	1,086
Comcast Corp. Class A	131,520	3,947
Darden Restaurants, Inc.	6,270	321
DeVry, Inc.	2,920	99
DIRECTV Class A(2)	32,980	1,627
Discovery Communications, Inc. Class A(2)	12,600	638
Dollar Tree, Inc.(2)	5,820	550
Expedia, Inc.	4,610	154
Family Dollar Stores, Inc.	5,760	364
Ford Motor Co.	185,370	2,315
GameStop Corp. Class A	6,660	145
Gannett Co., Inc.	11,550	177
Gap, Inc. (The)	16,190	423
Genuine Parts Co.	7,600	477
Goodyear Tire & Rubber Co. (The)(2)	11,940	134
H&R Block, Inc.	14,290	235
Harley-Davidson, Inc.	11,160	548
Harman International Industries, Inc.	3,440	161
Hasbro, Inc.	5,640	207
Home Depot, Inc. (The)	75,200	3,783
Horton (DR), Inc.	13,600	206
International Game Technology	14,500	243
Interpublic Group of Cos., Inc. (The)	21,770	248
Johnson Controls, Inc.	33,200	1,078
Kohl’s Corp.	12,360	618

	SHARES	VALUE
Consumer Discretionary (continued)
Leggett & Platt, Inc.	6,840	$157
Lennar Corp. Class A	7,930	216
Lowe’s Cos., Inc.	60,540	1,900
Ltd. Brands, Inc.	12,000	576
Macy’s, Inc.	20,200	803
Marriott International, Inc. Class A	13,020	493
Mattel, Inc.	16,520	556
McDonald’s Corp.	49,690	4,875
McGraw-Hill Cos., Inc. (The)	13,570	658
Netflix, Inc.(2)	2,710	312
Newell Rubbermaid, Inc.	14,080	251
News Corp. Class A	104,980	2,067
NIKE, Inc. Class B	17,910	1,942
Nordstrom, Inc.	7,810	435
O’Reilly Automotive, Inc.(2)	6,210	567
Omnicom Group, Inc.	13,300	674
Penney (J.C.) Co., Inc.	7,050	250
priceline.com, Inc.(2)	2,440	1,751
PulteGroup, Inc.(2)	16,430	145
Ralph Lauren Corp.	3,170	553
Ross Stores, Inc.	11,160	648
Scripps Networks Interactive, Inc. Class A	4,640	226
Sears Holdings Corp.(2)	1,870	124
Staples, Inc.	33,860	548
Starbucks Corp.	36,750	2,054
Starwood Hotels & Resorts Worldwide, Inc.	9,560	539
Target Corp.	32,740	1,908
Tiffany & Co.	6,180	427
Time Warner Cable, Inc.	15,320	1,249
Time Warner, Inc.	47,310	1,786
TJX Cos., Inc.	36,780	1,461
TripAdvisor, Inc.(2)	4,610	164
Urban Outfitters, Inc.(2)	5,430	158
VF Corp.	4,250	620
Viacom, Inc. Class B	26,350	1,251
Walt Disney Co. (The)	87,410	3,827
Washington Post Co. (The) Class B	240	90
Whirlpool Corp.	3,740	287
Wyndham Worldwide Corp.	7,120	331
Wynn Resorts Ltd.	3,860	482
Yum! Brands, Inc.	22,460	1,599

		67,971

See Notes to Financial Statements

9

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—14.1%
ACE Ltd.	12,090	$885
Aflac, Inc.	16,670	767
Allstate Corp. (The)	17,860	588
American Express Co.	36,320	2,101
American International Group, Inc.(2)	19,240	593
American Tower Corp.	14,060	886
Ameriprise Financial, Inc.	7,920	452
AON Corp.	11,550	567
Apartment Investment & Management Co. Class A	4,310	114
Assurant, Inc.	3,100	125
AvalonBay Communities, Inc.	3,450	488
Bank of America Corp.	384,230	3,677
Bank of New York Mellon Corp. (The)	43,130	1,041
BB&T Corp.	24,490	769
Berkshire Hathaway, Inc. Class B(2)	62,960	5,109
BlackRock, Inc.	3,630	744
Boston Properties, Inc.	5,350	562
Capital One Financial Corp.	19,840	1,106
CBRE Group, Inc.(2)	11,870	237
Charles Schwab Corp. (The)	38,650	555
Chubb Corp. (The)	9,750	674
Cincinnati Financial Corp.	5,760	199
Citigroup, Inc.	104,810	3,831
CME Group, Inc.	2,440	706
Comerica, Inc.	7,010	227
Discover Financial Services	19,100	637
E*Trade Financial Corp.(2)	9,010	98
Equity Residential	10,780	675
Federated Investors, Inc. Class B	3,280	73
Fifth Third Bancorp	32,510	457
First Horizon National Corp.	9,020	94
Franklin Resources, Inc.	5,090	631
Genworth Financial, Inc. Class A(2)	17,520	146
Goldman Sachs Group, Inc. (The)	17,690	2,200
Hartford Financial Services Group, Inc. (The)	15,650	330
HCP, Inc.	14,670	579
Health Care REIT, Inc.	7,510	413
Host Hotels & Resorts, Inc.	25,360	416
Hudson City Bancorp, Inc.	18,560	136

	SHARES	VALUE
Financials (continued)
Huntington Bancshares, Inc.	30,780	$198
IntercontinentalExchange, Inc.(2)	2,590	356
Invesco Ltd.	15,970	426
JPMorgan Chase & Co.	136,650	6,283
KeyCorp	33,840	288
Kimco Realty Corp.	14,580	281
Legg Mason, Inc.	4,480	125
Leucadia National Corp.	7,100	185
Lincoln National Corp.	10,440	275
Loews Corp.	10,910	435
M&T Bank Corp.	4,450	387
Marsh & McLennan Cos., Inc.	19,470	638
MetLife, Inc.	37,960	1,418
Moody’s Corp.	7,010	295
Morgan Stanley	54,520	1,071
NASDAQ OMX Group, Inc. (The)(2)	4,470	116
Northern Trust Corp.	8,600	408
NYSE Euronext, Inc.	9,400	282
People’s United Financial, Inc.	12,820	170
Plum Creek Timber Co., Inc.	5,770	240
PNC Financial Services Group, Inc.	18,890	1,218
Principal Financial Group, Inc.	10,770	318
Progressive Corp. (The)	21,700	503
ProLogis, Inc.	16,390	590
Prudential Financial, Inc.	16,770	1,063
Public Storage	5,090	703
Regions Financial Corp.	50,320	331
Simon Property Group, Inc.	10,960	1,597
SLM Corp.	18,600	293
State Street Corp.	17,400	792
SunTrust Banks, Inc.	18,900	457
T. Rowe Price Group, Inc.	9,060	592
Torchmark Corp.	3,620	180
Travelers Cos., Inc. (The)	14,060	832
U.S. Bancorp	68,410	2,167
Unum Group	10,370	254
Ventas, Inc.	10,350	591
Vornado Realty Trust	6,640	559
Wells Fargo & Co.	188,840	6,447
XL Group plc	11,300	245
Zions Bancorp	6,480	139

		67,636

See Notes to Financial Statements

10

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—14.1%
3M Co.	34,240	$3,055
Avery Dennison Corp.	6,340	191
Boeing Co. (The)	37,460	2,786
Caterpillar, Inc.	33,230	3,540
Cintas Corp.	6,410	251
Cooper Industries plc	7,610	487
CSX Corp.	61,020	1,313
Cummins, Inc.	16,990	2,039
Danaher Corp.	30,910	1,731
Deere & Co.	21,590	1,747
Donnelley (R.R.) & Sons Co.	12,430	154
Dover Corp.	10,690	673
Dun & Bradstreet Corp.	2,280	193
Eaton Corp.	19,670	980
Emerson Electric Co.	37,390	1,951
Equifax, Inc.	7,830	347
Expeditors International of Washington, Inc.	10,220	475
Fastenal Co.	14,200	768
FedEx Corp.	16,230	1,492
Flowserve Corp.	2,610	301
Fluor Corp.	11,810	709
General Dynamics Corp.	18,660	1,369
General Electric Co.	376,830	7,563
Goodrich Corp.	9,310	1,168
Grainger (W.W.), Inc.	3,840	825
Honeywell International, Inc.	39,350	2,402
Illinois Tool Works, Inc.	24,750	1,414
Ingersoll-Rand plc	14,310	592
Iron Mountain, Inc.	8,220	237
Jacobs Engineering Group, Inc.(2)	6,200	275
Joy Global, Inc.	5,070	373
L-3 Communications Holdings, Inc.	4,750	336
Lockheed Martin Corp.	13,590	1,221
Masco Corp.	19,130	256
Norfolk Southern Corp.	18,620	1,226
Northrop Grumman Corp.	13,120	801
PACCAR, Inc.	19,960	935
Pall Corp.	8,120	484
Parker Hannifin Corp.	9,170	775
Pitney Bowes, Inc.	11,010	194
Precision Castparts Corp.	6,990	1,209
Quanta Services, Inc.(2)	10,180	213
Raytheon Co.	17,900	945
Republic Services, Inc.	15,150	463

	SHARES	VALUE
Industrials (continued)
Robert Half International, Inc.	9,670	$293
Robinson (C.H.) Worldwide, Inc.	7,860	515
Rockwell Automation, Inc.	8,880	708
Rockwell Collins, Inc.	9,240	532
Roper Industries, Inc.	4,670	463
Ryder System, Inc.	4,460	235
Snap-On, Inc.	2,830	172
Southwest Airlines Co.	40,760	336
Stanley Black & Decker, Inc.	8,150	627
Stericycle, Inc.(2)	4,090	342
Textron, Inc.	16,810	468
Tyco International Ltd.	22,170	1,245
Union Pacific Corp.	25,150	2,703
United Parcel Service, Inc. Class B	46,960	3,791
United Technologies Corp.	45,470	3,771
Waste Management, Inc.	24,200	846
Xylem, Inc.	8,880	246

		67,752

Information Technology—12.4%
Accenture plc Class A	14,670	946
Adobe Systems, Inc.(2)	11,530	396
Advanced Micro Devices, Inc.(2)	15,160	122
Akamai Technologies, Inc.(2)	4,570	168
Altera Corp.	7,890	314
Amphenol Corp. Class A	3,990	238
Analog Devices, Inc.	7,130	288
Apple, Inc.	21,170	12,691
Applied Materials, Inc.	30,050	374
Autodesk, Inc.(2)	5,560	235
Automatic Data Processing, Inc.	11,390	629
BMC Software, Inc.(2)	3,990	160
Broadcom Corp. Class A(2)	11,530	453
CA, Inc.	8,700	240
Cisco Systems, Inc.	122,230	2,585
Citrix Systems, Inc.(2)	4,490	354
Cognizant Technology Solutions Corp. Class A(2)	7,180	553
Computer Sciences Corp.(2)	3,720	111
Corning, Inc.	35,210	496
Dell, Inc.(2)	35,260	585
eBay, Inc.(2)	26,420	975

See Notes to Financial Statements

11

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology (continued)
Electronic Arts, Inc.(2)	8,070	$133
EMC Corp.(2)	47,230	1,411
F5 Networks, Inc.(2)	1,790	242
Fidelity National Information Services, Inc.	5,830	193
Fiserv, Inc.(2)	3,320	230
FLIR Systems, Inc.	3,860	98
Google, Inc. Class A(2)	5,740	3,681
Harris Corp.	2,830	128
Hewlett-Packard Co.	37,230	887
Intel Corp.	96,710	2,719
International Business Machines Corp.	26,290	5,485
Intuit, Inc.	7,040	423
Jabil Circuit, Inc.	5,020	126
JDS Uniphase Corp.(2)	6,770	98
Juniper Networks, Inc.(2)	12,330	282
KLA-Tencor Corp.	4,080	222
Lexmark International, Inc. Class A	2,020	67
Linear Technology Corp.	5,560	187
LSI Corp.(2)	14,490	126
MasterCard, Inc. Class A	2,470	1,039
Microchip Technology, Inc.	4,750	177
Micron Technology, Inc.(2)	23,860	193
Microsoft Corp.	169,460	5,465
Molex, Inc.	3,630	102
Motorola Mobility Holdings, Inc.(2)	5,970	234
Motorola Solutions, Inc.	6,820	347
NetApp, Inc.(2)	8,660	388
Novellus Systems, Inc.(2)	1,970	98
NVIDIA Corp.(2)	14,670	226
Oracle Corp.	89,490	2,610
Paychex, Inc.	7,670	238
QUALCOMM, Inc.	38,620	2,627
Red Hat, Inc.(2)	4,750	284
SAIC, Inc.	6,280	83
Salesforce.com, Inc.(2)	3,320	513
SanDisk Corp.(2)	6,010	298
Symantec Corp.(2)	17,130	320
TE Connectivity Ltd.	9,690	356
Teradata Corp.(2)	4,170	284
Teradyne, Inc.(2)	5,430	92
Texas Instruments, Inc.	26,370	886

	SHARES	VALUE
Information Technology (continued)
Total System Services, Inc.	4,170	$96
VeriSign, Inc.(2)	3,990	153
Visa, Inc. Class A	11,300	1,333
Western Digital Corp.(2)	5,610	232
Western Union Co. (The)	14,530	256
Xerox Corp.	32,340	261
Xilinx, Inc.	6,370	232
Yahoo!, Inc.(2)	28,170	429

		59,503

Materials—0.1%
Weyerhaeuser Co.	19,290	423

Telecommunication Services—1.7%
AT&T, Inc.	134,570	4,203
CenturyLink, Inc.	14,710	568
Crown Castle International Corp.(2)	5,700	304
Frontier Communications Corp.	27,090	113
MetroPCS Communications, Inc.(2)	7,890	71
Sprint Nextel Corp.(2)	70,830	202
Verizon Communications, Inc.	64,680	2,473
Windstream Corp.	14,760	173

		8,107
TOTAL COMMON STOCKS (Identified Cost $253,258)		271,392
EXCHANGE-TRADED FUNDS—42.8%
Consumer Staples Select Sector SPDR Fund	1,995,920	68,021
Health Care Select Sector SPDR Fund	1,841,850	69,235
Utilities Select Sector SPDR Fund	1,945,120	68,177
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $175,654)		205,433
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $428,912)		476,825

See Notes to Financial Statements

12

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.140%)	3,325,217	$3,325
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,325)		3,325
TOTAL INVESTMENTS—100.0% (Identified Cost $432,237)		480,150	(1)
Other assets and liabilities, net—0.0%		140

NET ASSETS—100.0%		$480,290

Abbreviations:

plc	Public Limited Co.
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$271,392	$271,392
Exchange-Traded Funds	205,433	205,433
Short-Term Investments	3,325	3,325

Total Investments	$480,150	$480,150

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

13

VIRTUS DYNAMIC ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—118.9%
Consumer Discretionary Select Sector SPDR Fund(2)	49,700	$2,241
Consumer Staples Select Sector SPDR Fund(2)	65,600	2,236
Financial Select Sector SPDR Fund	141,500	2,233
Health Care Select Sector SPDR Fund(2)	60,500	2,274
Industrial Select Sector SPDR Fund	59,800	2,238
Technology Select Sector SPDR Fund	73,800	2,225
Utilities Select Sector SPDR Fund(2)	64,100	2,247
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $15,226)		15,694
TOTAL LONG TERM INVESTMENTS—118.9%
(Identified Cost $15,226)		15,694
TOTAL INVESTMENTS—118.9% (Identified Cost $15,226)		15,694	(1)
SECURITIES SOLD SHORT—(10.5)% (Proceeds ($1,423))		(1,391	)(1)
Other assets and liabilities, net—(8.4)%		(1,099)

NET ASSETS—100.0%		$13,204

SECURITIES SOLD SHORT—(10.5%)
EXCHANGE-TRADED FUNDS SOLD SHORT—(10.5)%
Energy Select Sector SPDR Fund	(9,750)	(700)
Materials Select Sector SPDR Fund	(18,700)	(691)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT—(10.5)%
(Proceeds ($1,423))		(1,391)
TOTAL SECURITIES SOLD SHORT—(10.5)%
(Proceeds ($1,423))		(1,391	)(1)

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion segregated as collateral.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Exchange-Traded Funds	$15,694	$15,694

Total Investments	$15,694	$15,694

Liabilities:
Exchange-Traded Funds Sold Short	$(1,391)	$(1,391)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

14

VIRTUS GLOBAL PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.9%
Consumer Discretionary Select Sector SPDR Fund	161,590	$7,288
Consumer Staples Select Sector SPDR Fund	214,088	7,296
Financial Select Sector SPDR Fund	461,820	7,287
Health Care Select Sector SPDR Fund	197,340	7,418
Industrial Select Sector SPDR Fund	194,150	7,265
iShares MSCI EAFE® Index Fund	308,990	16,964
iShares MSCI Emerging Markets Index Fund	394,860	16,955
Technology Select Sector SPDR Fund	240,280	7,244
Utilities Select Sector SPDR Fund	208,640	7,313
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $79,893)		85,030
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $79,893)		85,030
SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	358,662	359
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $359)		359
TOTAL INVESTMENTS—99.3% (Identified Cost $80,252)		85,389	(1)
Other assets and liabilities, net—0.7%		642

NET ASSETS—100.0%		$86,031

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Exchange-Traded Funds	$85,030	$85,030
Short-Term Investments	359	359

Total Investments	$85,389	$85,389

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

15

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%

Consumer Discretionary—14.5%
Abercrombie & Fitch Co. Class A	27,575	$1,368
Amazon.com, Inc.(2)	116,940	23,682
Apollo Group, Inc. Class A(2)	36,105	1,395
AutoNation, Inc.(2)	14,476	497
AutoZone, Inc.(2)	8,730	3,246
Bed Bath & Beyond, Inc.(2)	75,973	4,997
Best Buy Co., Inc.	91,049	2,156
Big Lots, Inc.(2)	21,022	904
BorgWarner, Inc.(2)	35,110	2,961
Cablevision Systems Corp. Class A	69,631	1,022
CarMax, Inc.(2)	72,803	2,523
Carnival Corp.	145,518	4,668
CBS Corp. Class B	208,456	7,069
Chipotle Mexican Grill, Inc.(2)	10,121	4,231
Coach, Inc.	92,434	7,143
Comcast Corp. Class A	865,952	25,987
Darden Restaurants, Inc.	41,256	2,111
DeVry, Inc.	19,239	652
DIRECTV Class A(2)	217,182	10,716
Discovery Communications, Inc. Class A(2)	82,919	4,196
Dollar Tree, Inc.(2)	38,280	3,617
Expedia, Inc.	30,351	1,015
Express Scripts, Inc.(2)	160,270	8,683
Family Dollar Stores, Inc.	37,883	2,397
Ford Motor Co.	1,220,530	15,244
GameStop Corp. Class A	43,843	958
Gannett Co., Inc.	75,976	1,165
Gap, Inc. (The)	106,520	2,784
Genuine Parts Co.	49,984	3,136
Goodyear Tire & Rubber Co. (The)(2)	78,554	881
H&R Block, Inc.	94,023	1,549
Harley-Davidson, Inc.	73,399	3,602
Harman International Industries, Inc.	22,613	1,059
Hasbro, Inc.	37,092	1,362
Home Depot, Inc. (The)	495,119	24,909
Horton (DR), Inc.	89,466	1,357

	SHARES	VALUE
Consumer Discretionary (continued)
International Game Technology	95,417	$1,602
Interpublic Group of Cos., Inc. (The)	143,337	1,635
Johnson Controls, Inc.	218,582	7,100
Kohl’s Corp.	81,330	4,069
Leggett & Platt, Inc.	45,028	1,036
Lennar Corp. Class A	52,167	1,418
Lowe’s Cos., Inc.	398,636	12,509
Ltd. Brands, Inc.	78,948	3,789
Macy’s, Inc.	133,010	5,284
Marriott International, Inc. Class A	85,694	3,244
Mattel, Inc.	108,803	3,662
McDonald’s Corp.	327,163	32,095
McGraw-Hill Cos., Inc. (The)	89,261	4,326
Netflix, Inc.(2)	17,854	2,054
Newell Rubbermaid, Inc.	92,640	1,650
News Corp. Class A	691,257	13,611
NIKE, Inc. Class B	117,933	12,789
Nordstrom, Inc.	51,376	2,863
O’Reilly Automotive, Inc.(2)	40,860	3,733
Omnicom Group, Inc.	87,483	4,431
Penney (J.C.) Co., Inc.	46,416	1,645
priceline.com, Inc.(2)	16,066	11,527
PulteGroup, Inc.(2)	108,109	957
Ralph Lauren Corp.	20,828	3,631
Ross Stores, Inc.	73,392	4,264
Scripps Networks Interactive, Inc. Class A	30,544	1,487
Sears Holdings Corp.(2)	12,297	815
Staples, Inc.	222,942	3,607
Starbucks Corp.	241,998	13,525
Starwood Hotels & Resorts Worldwide, Inc.	62,882	3,547
Target Corp.	215,595	12,563
Tiffany & Co.	40,660	2,811
Time Warner Cable, Inc.	100,766	8,212
Time Warner, Inc.	311,483	11,758
TJX Cos., Inc.	242,194	9,618
TripAdvisor, Inc.(2)	30,351	1,083
Urban Outfitters, Inc.(2)	35,701	1,039
VF Corp.	27,972	4,083
Viacom, Inc. Class B	173,506	8,235
Walt Disney Co. (The)	575,518	25,196

See Notes to Financial Statements

16

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary (continued)
Washington Post Co. (The) Class B	1,591	$594
Whirlpool Corp.	24,600	1,891
Wyndham Worldwide Corp.	46,812	2,177
Wynn Resorts Ltd.	25,389	3,171
Yum! Brands, Inc.	147,899	10,527

		456,105

Consumer Staples—14.0%
Altria Group, Inc.	687,810	21,233
Archer-Daniels-Midland Co.	257,860	8,164
Avon Products, Inc.	173,140	3,352
Beam, Inc.(2)	52,580	3,080
Brown-Forman Corp. Class B	48,780	4,068
Campbell Soup Co.	88,080	2,981
Clorox Co. (The)	56,790	3,904
Coca-Cola Co. (The)	445,730	32,988
Coca-Cola Enterprises, Inc.	146,560	4,192
Colgate-Palmolive Co.	176,030	17,212
ConAgra Foods, Inc.	173,400	4,553
Constellation Brands, Inc. Class A(2)	87,290	2,059
Costco Wholesale Corp.	162,350	14,741
CVS Caremark Corp.	490,460	21,973
Dean Foods Co.(2)	61,780	748
Dr. Pepper Snapple Group, Inc.	71,250	2,865
Estee Lauder Cos., Inc. (The) Class A	75,460	4,674
General Mills, Inc.	248,920	9,820
Heinz (H.J.) Co.	132,350	7,087
Hershey Co. (The)	64,940	3,983
Hormel Foods Corp.	46,010	1,358
Kellogg Co.	102,010	5,471
Kimberly-Clark Corp.	144,720	10,693
Kraft Foods, Inc. Class A	594,400	22,593
Kroger Co. (The)	230,490	5,585
Lorillard, Inc.	44,430	5,753
McCormick & Co., Inc.	73,350	3,992
Molson Coors Brewing Co. Class B	89,390	4,045
PepsiCo, Inc.	265,230	17,598
Philip Morris International, Inc.	578,870	51,294

	SHARES	VALUE
Consumer Staples (continued)
Procter & Gamble Co. (The)	925,930	$62,232
Reynolds American, Inc.	148,400	6,150
Safeway, Inc.	112,000	2,264
Sara Lee Corp.	234,970	5,059
Smucker (J.M.) Co. (The)	38,120	3,101
SUPERVALU, Inc.	113,320	647
SYSCO Corp.	222,870	6,655
Tyson Foods, Inc. Class A	157,090	3,008
Wal-Mart Stores, Inc.	587,290	35,942
Walgreen Co.	310,750	10,407
Whole Foods Market, Inc.	54,420	4,528

		442,052

Financials—14.2%
ACE Ltd.	79,520	5,821
Aflac, Inc.	109,680	5,044
Allstate Corp. (The)	117,480	3,867
American Express Co.	239,130	13,836
American International Group, Inc.(2)	126,660	3,905
American Tower Corp.	92,510	5,830
Ameriprise Financial, Inc.	52,080	2,975
AON Corp.	76,010	3,729
Apartment Investment & Management Co. Class A	28,380	750
Assurant, Inc.	20,420	827
AvalonBay Communities, Inc.	22,700	3,209
Bank of America Corp.	2,529,910	24,211
Bank of New York Mellon Corp. (The)	284,010	6,853
BB&T Corp.	161,250	5,062
Berkshire Hathaway, Inc. Class B(2)	415,290	33,701
BlackRock, Inc.	23,890	4,895
Boston Properties, Inc.	35,190	3,695
Capital One Financial Corp.	130,640	7,282
CBRE Group, Inc.(2)	78,100	1,559
Charles Schwab Corp. (The)	254,460	3,657
Chubb Corp. (The)	64,120	4,431

See Notes to Financial Statements

17

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
Cincinnati Financial Corp.	37,910	$1,308
Citigroup, Inc.	690,130	25,224
CME Group, Inc.	16,020	4,635
Comerica, Inc.	46,130	1,493
Discover Financial Services	125,740	4,192
E*Trade Financial Corp.(2)	59,280	649
Equity Residential	70,940	4,442
Federated Investors, Inc. Class B	21,570	483
Fifth Third Bancorp	214,070	3,008
First Horizon National Corp.	59,370	616
Franklin Resources, Inc.	33,490	4,154
Genworth Financial, Inc. Class A(2)	115,250	959
Goldman Sachs Group, Inc. (The)	116,450	14,483
Hartford Financial Services Group, Inc. (The)	102,950	2,170
HCP, Inc.	96,480	3,807
Health Care REIT, Inc.	49,380	2,714
Host Hotels & Resorts, Inc.	166,990	2,742
Hudson City Bancorp, Inc.	122,110	893
Huntington Bancshares, Inc.	202,640	1,307
IntercontinentalExchange, Inc.(2)	17,030	2,340
Invesco Ltd.	105,080	2,802
JPMorgan Chase & Co.	899,730	41,370
KeyCorp	222,800	1,894
Kimco Realty Corp.	95,920	1,847
Legg Mason, Inc.	29,500	824
Leucadia National Corp.	46,710	1,219
Lincoln National Corp.	68,670	1,810
Loews Corp.	71,790	2,862
M&T Bank Corp.	29,270	2,543
Marsh & McLennan Cos., Inc.	128,210	4,204
MetLife, Inc.	249,920	9,334
Moody’s Corp.	46,100	1,941
Morgan Stanley	358,980	7,050
NASDAQ OMX Group, Inc. (The)(2)	29,390	761
Northern Trust Corp.	56,580	2,685

	SHARES	VALUE
Financials (continued)
NYSE Euronext, Inc.	61,820	$1,855
People’s United Financial, Inc.	84,310	1,116
Plum Creek Timber Co., Inc.	37,930	1,576
PNC Financial Services Group, Inc.	124,390	8,022
Principal Financial Group, Inc.	70,850	2,091
Progressive Corp. (The)	142,850	3,311
ProLogis, Inc.	107,940	3,888
Prudential Financial, Inc.	110,440	7,001
Public Storage	33,490	4,627
Regions Financial Corp.	331,350	2,184
Simon Property Group, Inc.	72,080	10,501
SLM Corp.	122,450	1,930
State Street Corp.	114,600	5,214
SunTrust Banks, Inc.	124,440	3,008
T. Rowe Price Group, Inc.	59,590	3,891
Torchmark Corp.	23,800	1,186
Travelers Cos., Inc. (The)	92,510	5,477
U.S. Bancorp	450,430	14,270
Unum Group	68,200	1,670
Ventas, Inc.	68,110	3,889
Vornado Realty Trust	43,700	3,680
Wells Fargo & Co.	1,243,380	42,449
XL Group plc	74,310	1,612
Zions Bancorp	42,600	914

		445,266

Health Care—14.4%
Abbott Laboratories	418,250	25,635
Aetna, Inc.	112,890	5,663
Agilent Technologies, Inc.	109,020	4,852
Allergan, Inc.	98,120	9,364
AmerisourceBergen Corp.	84,065	3,336
Amgen, Inc.	248,520	16,897
Bard (C.R.), Inc.	28,100	2,774
Baxter International, Inc.	178,450	10,668
Becton, Dickinson & Co.	67,590	5,248
Biogen Idec, Inc.(2)	76,560	9,644
Boston Scientific Corp.(2)	459,940	2,750
Bristol-Myers Squibb Co.	532,680	17,978

See Notes to Financial Statements

18

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care (continued)
Cardinal Health, Inc.	109,600	$4,725
CareFusion Corp.(2)	70,500	1,828
Celgene Corp.(2)	137,720	10,676
Cerner Corp.(2)	45,790	3,487
CIGNA Corp.	93,030	4,582
Coventry Health Care, Inc.	44,330	1,577
Covidien plc	151,780	8,299
DaVita, Inc.(2)	29,310	2,643
DENTSPLY International, Inc.	44,580	1,789
Edwards Lifesciences Corp.(2)	36,100	2,626
Eli Lilly & Co.	320,530	12,908
Forest Laboratories, Inc.(2)	84,310	2,925
Gilead Sciences, Inc.(2)	237,610	11,607
Hospira, Inc.(2)	51,600	1,929
Humana, Inc.	55,240	5,109
Intuitive Surgical, Inc.(2)	12,351	6,691
Johnson & Johnson	861,700	56,838
Laboratory Corp. of America Holdings(2)	30,520	2,794
Life Technologies Corp.(2)	55,960	2,732
McKesson Corp.	79,458	6,974
Mead Johnson Nutrition Co.	68,360	5,638
Medco Health Solutions, Inc.(2)	125,350	8,812
Medtronic, Inc.	328,045	12,856
Merck & Co., Inc.	955,520	36,692
Mylan, Inc.(2)	134,080	3,144
Patterson Cos., Inc.	27,380	914
PerkinElmer, Inc.	35,610	985
Perrigo Co.	29,310	3,028
Pfizer, Inc.	2,366,150	53,617
Quest Diagnostics, Inc.	51,600	3,155
St. Jude Medical, Inc.	103,200	4,573
Stryker Corp.	103,200	5,725
Tenet Healthcare Corp.(2)	133,490	709
Thermo Fisher Scientific, Inc.	114,930	6,480
UnitedHealth Group, Inc.	330,720	19,493
Varian Medical Systems, Inc.(2)	35,370	2,439
Waters Corp.(2)	27,860	2,581
Watson Pharmaceuticals, Inc.(2)	42,150	2,827

	SHARES	VALUE
Health Care (continued)
WellPoint, Inc.	107,910	$7,964
Zimmer Holdings, Inc.	56,690	3,644

		452,824

Industrials—14.2%
3M Co.	225,450	20,112
Avery Dennison Corp.	41,720	1,257
Boeing Co. (The)	246,690	18,346
Caterpillar, Inc.	218,780	23,304
Cintas Corp.	42,190	1,651
Cooper Industries plc	50,060	3,201
CSX Corp.	401,760	8,646
Cummins, Inc.	111,900	13,433
Danaher Corp.	203,500	11,396
Deere & Co.	142,185	11,503
Donnelley (R.R.) & Sons Co.	81,770	1,013
Dover Corp.	70,320	4,426
Dun & Bradstreet Corp.	15,020	1,273
Eaton Corp.	129,540	6,455
Emerson Electric Co.	246,210	12,847
Equifax, Inc.	51,490	2,279
Expeditors International of Washington, Inc.	67,220	3,126
Fastenal Co.	93,450	5,056
FedEx Corp.	107,790	9,912
Flowserve Corp.	17,162	1,982
Fluor Corp.	77,710	4,666
General Dynamics Corp.	122,870	9,016
General Electric Co.	2,481,170	49,797
Goodrich Corp.	61,260	7,684
Grainger (W.W.), Inc.	25,270	5,428
Honeywell International, Inc.	259,090	15,817
Illinois Tool Works, Inc.	162,940	9,307
Ingersoll-Rand plc	94,160	3,894
Iron Mountain, Inc.	54,110	1,558
Jacobs Engineering Group, Inc.(2)	40,760	1,809
Joy Global, Inc.	33,390	2,454
L-3 Communications Holdings, Inc.	31,230	2,210
Lockheed Martin Corp.	89,390	8,033
Masco Corp.	125,970	1,684
Norfolk Southern Corp.	122,625	8,072
Northrop Grumman Corp.	86,290	5,271

See Notes to Financial Statements

19

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials (continued)
PACCAR, Inc.	131,460	$6,156
Pall Corp.	53,400	3,184
Parker Hannifin Corp.	60,310	5,099
Pitney Bowes, Inc.	72,465	1,274
Precision Castparts Corp.	46,010	7,955
Quanta Services, Inc.(2)	66,980	1,400
Raytheon Co.	117,860	6,221
Republic Services, Inc.	99,640	3,045
Robert Half International, Inc.	63,650	1,929
Robinson (C.H.) Worldwide, Inc.	51,730	3,388
Rockwell Automation, Inc.	58,400	4,655
Rockwell Collins, Inc.	60,790	3,499
Roper Industries, Inc.	30,750	3,049
Ryder System, Inc.	29,320	1,548
Snap-On, Inc.	18,595	1,134
Southwest Airlines Co.	268,400	2,212
Stanley Black & Decker, Inc.	53,640	4,128
Stericycle, Inc.(2)	26,940	2,253
Textron, Inc.	110,710	3,081
Tyco International Ltd.	146,010	8,203
Union Pacific Corp.	165,570	17,795
United Parcel Service, Inc. Class B	309,190	24,958
United Technologies Corp.	299,410	24,833
Waste Management, Inc.	159,370	5,572
Xylem, Inc.	58,400	1,621

		446,110

Information Technology—12.4%
Accenture plc Class A	96,500	6,224
Adobe Systems, Inc.(2)	75,840	2,602
Advanced Micro Devices, Inc.(2)	99,750	800
Akamai Technologies, Inc.(2)	30,100	1,105
Altera Corp.	51,940	2,068
Amphenol Corp. Class A	26,260	1,570
Analog Devices, Inc.	46,920	1,896
Apple, Inc.	139,400	83,566
Applied Materials, Inc.	197,880	2,462
Autodesk, Inc.(2)	36,590	1,548

	SHARES	VALUE
Information Technology (continued)
Automatic Data Processing, Inc.	74,960	$4,137
BMC Software, Inc.(2)	26,260	1,055
Broadcom Corp. Class A(2)	75,840	2,981
CA, Inc.	57,250	1,578
Cisco Systems, Inc.	804,820	17,022
Citrix Systems, Inc.(2)	29,510	2,329
Cognizant Technology Solutions Corp. Class A(2)	47,220	3,634
Computer Sciences Corp.(2)	24,490	733
Corning, Inc.	231,850	3,264
Dell, Inc.(2)	232,150	3,854
eBay, Inc.(2)	173,960	6,417
Electronic Arts, Inc.(2)	53,120	875
EMC Corp.(2)	311,000	9,293
F5 Networks, Inc.(2)	11,800	1,593
Fidelity National Information Services, Inc.	38,360	1,270
Fiserv, Inc.(2)	21,840	1,515
FLIR Systems, Inc.	25,380	642
Google, Inc. Class A(2)	37,800	24,239
Harris Corp.	18,589	838
Hewlett-Packard Co.	245,140	5,842
Intel Corp.	636,770	17,900
International Business Machines Corp.	173,070	36,111
Intuit, Inc.	46,330	2,786
Jabil Circuit, Inc.	33,050	830
JDS Uniphase Corp.(2)	44,560	646
Juniper Networks, Inc.(2)	81,150	1,857
KLA-Tencor Corp.	26,850	1,461
Lexmark International, Inc. Class A	13,280	441
Linear Technology Corp.	36,590	1,233
LSI Corp.(2)	95,320	827
MasterCard, Inc. Class A	16,229	6,825
Microchip Technology, Inc.	31,280	1,164
Micron Technology, Inc.(2)	157,130	1,273
Microsoft Corp.	1,115,825	35,985
Molex, Inc.	23,900	672
Motorola Mobility Holdings, Inc.(2)	39,250	1,540

See Notes to Financial Statements

20

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology (continued)
Motorola Solutions, Inc.	44,860	$2,280
Novellus Systems, Inc.(2)	12,980	648
NVIDIA Corp.(2)	96,500	1,485
Oracle Corp.	589,215	17,181
Paychex, Inc.	50,460	1,564
QUALCOMM, Inc.	254,290	17,297
Red Hat, Inc.(2)	31,280	1,873
SAIC, Inc.	41,320	545
Salesforce.com, Inc.(2)	21,840	3,374
SanDisk Corp.(2)	39,540	1,961
Symantec Corp.(2)	112,730	2,108
TE Connectivity Ltd.	63,740	2,342
Teradata Corp.(2)	27,440	1,870
Teradyne, Inc.(2)	35,710	603
Texas Instruments, Inc.	173,660	5,837
Total System Services, Inc.	27,440	633
VeriSign, Inc.(2)	26,260	1,007
Visa, Inc. Class A	74,370	8,776
Western Digital Corp.(2)	36,890	1,527
Western Union Co. (The)	95,620	1,683
Xerox Corp.	212,950	1,721
Xilinx, Inc.	41,910	1,527
Yahoo!, Inc.(2)	185,475	2,823

		389,168

Materials—0.1%
Weyerhaeuser Co.	127,010	2,784

Telecommunication Services—1.7%
AT&T, Inc.	886,040	27,671
CenturyLink, Inc.	96,770	3,740
Crown Castle International Corp.(2)	37,480	1,999
Frontier Communications Corp.	178,250	743
MetroPCS Communications, Inc.(2)	51,940	469
Sprint Nextel Corp.(2)	466,350	1,329
Verizon Communications, Inc.	425,890	16,282
Windstream Corp.	97,090	1,137

		53,370

	SHARES	VALUE
Utilities—14.2%
AES Corp. (The)(2)	677,450	$8,854
AGL Resources, Inc.	122,685	4,812
Ameren Corp.	256,130	8,345
American Electric Power Co., Inc.	508,150	19,604
CenterPoint Energy, Inc.	452,310	8,920
CMS Energy Corp.	275,080	6,052
Consolidated Edison, Inc.	308,635	18,030
Dominion Resources, Inc.	596,770	30,561
DTE Energy Co.	179,280	9,866
Duke Energy Corp.	1,289,575	27,094
Edison International	342,430	14,557
Entergy Corp.	184,920	12,427
Exelon Corp.	890,799	34,928
FirstEnergy Corp.	437,710	19,955
Integrys Energy Group, Inc.	83,430	4,421
NextEra Energy, Inc.	435,670	26,611
NiSource, Inc.	299,920	7,303
Northeast Utilities	185,430	6,883
NRG Energy, Inc.(2)	238,190	3,732
ONEOK, Inc.	108,860	8,889
Pepco Holdings, Inc.	241,520	4,562
PG&E Corp.	433,620	18,823
Pinnacle West Capital Corp.	117,050	5,607
PPL Corp.	608,555	17,198
Progress Energy, Inc.	310,930	16,513
Public Service Enterprise Group, Inc.	529,660	16,213
SCANA Corp.	121,405	5,537
Sempra Energy	253,050	15,173
Southern Co. (The)	906,935	40,749
TECO Energy, Inc.	229,740	4,032
Wisconsin Energy Corp.	241,260	8,487
XCEL Energy, Inc.	514,040	13,607

		448,345
TOTAL COMMON STOCKS (Identified Cost $2,962,827)		3,136,024
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified Cost $2,962,827)		3,136,024

See Notes to Financial Statements

21

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.140%)	4,783,913	$4,784
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,784)		4,784
TOTAL INVESTMENTS—99.9% (Identified Cost $2,967,611)		3,140,808	(1)
Other assets and liabilities, net—0.1%		3,833

NET ASSETS—100.0%		$3,144,641

Abbreviations:

plc	Public Limited Co.
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$3,136,024	$3,136,024
Short-Term Investments	4,784	4,784

Total Investments	$3,140,808	$3,140,808

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

22

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS—60.2%

Equity Funds—53.7%
Virtus Global Commodities Stock Fund Class I	2,237,991	$21,306
Virtus Global Infrastructure Fund Class I	2,477,694	30,352
Virtus International Real Estate Securities Fund Class I	2,617,980	15,786
Virtus Real Estate Securities Class I	811,178	27,109

		94,553

Fixed Income Funds—6.5%
Virtus Senior Floating Rate Fund Class I	1,187,664	11,509
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $90,250)		106,062
EXCHANGE-TRADED FUNDS—39.6%
PowerShares DB Commodity Index Tracking Fund(2)	1,077,900	31,022
PowerShares DB G10 Currency Harvest Fund(2)	834,800	20,878

WisdomTree Managed Futures Strategy Fund(2)	411,000	17,780
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $63,323)		69,680
TOTAL LONG TERM INVESTMENTS—99.8%
(Identified Cost $153,573)		175,742
TOTAL INVESTMENTS—99.8% (Identified Cost $153,573)		175,742	(1)
Other assets and liabilities, net—0.2%		429

NET ASSETS—100.0%		$176,171

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Investments in Securities:
Equity Securities:
Affiliated Mutual Funds	$106,062	$106,062
Exchange-Traded Funds	69,680	69,680

Total Investments	$175,742	$175,742

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Allocator Premium AlphaSector™ Fund
Assets
Investment in unaffiliated securities at value(1)	$196,804
Investment in affiliated funds at value(2)	—
Cash	—
Receivables
Investment securities sold	10,418
Fund shares sold	5,272
Line of credit (see Note 13)	—
Receivable from adviser	—
Dividends and interest receivable	—	(4)
Tax reclaims	—
Prepaid expenses	54

Total assets	212,548

Liabilities
Cash overdraft	168
Securities sold short at value(3)	—
Payables
Fund shares repurchased	241
Investment securities purchased	13,060
Loan payable (see Note 13)	—
Cash due to prime broker (see Note 2G)	—
Dividends on short sales	—
Investment advisory fee	189
Distribution and service fees	84
Administration fee	21
Transfer agent fees and expenses	38
Trustees’ fees and expenses	—	(4)
Professional fees	10
Other accrued expenses	7

Total liabilities	13,818

Net Assets	$198,730

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$192,840
Accumulated undistributed net investment income (loss)	(142)
Accumulated undistributed net realized gain (loss)	(1,296)
Net unrealized appreciation (depreciation) on investments	7,328
Net unrealized appreciation (depreciation) on securities sold short	—

Net Assets	$198,730

Class A
Net asset value (net assets/shares outstanding) per share	$10.34
Maximum offering price per share NAV/(1–5.75%)	$10.97
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,043,032
Net Assets	$41,789
Class B
Net asset value (net assets/shares outstanding)	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—
Net Assets	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.28
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,399,595
Net Assets	$96,618
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.36
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,825,015
Net Assets	$60,323
(1) Investment in unaffiliated securities at cost	$189,476
(2) Investments in affiliated funds at cost	$—
(3) Proceeds from securities sold short	$—
(4) Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2012 (Unaudited)

AlphaSector™ Rotation Fund	Dynamic AlphaSector™ Fund	Global Premium AlphaSector™ Fund		Premium AlphaSector™ Fund	Alternatives Diversifier Fund

$480,150	$15,694	$85,389		$3,140,808	$69,680
—	—	—		—	106,062
—	278	—		—	—

67,711	2,697	7,992		440,417	750
1,868	2,185	936		21,845	237
—	2,876	—		—	—
—	—	—		—	44
141	1	—	(4)	5,674	57
—	13	—		—	—
48	21	46		135	33

549,918	23,765	94,363		3,608,879	176,863

—	—	—		—	50
—	1,391	—		—	—

848	1,270	68		8,631	450
68,204	3,483	8,116		450,776	—
—	2,876	—		—	—
—	1,488	—		—	—
—	3	—		—	—
181	7	84		2,846	—
172	3	19		799	70
54	1	9		347	20
144	6	19		722	88
1	— (4)	—	(4)	2	—	(4)
10	22	12		18	10
14	11	5		97	4

69,628	10,561	8,332		464,238	692

$480,290	$13,204	$86,031		$3,144,641	$176,171

$425,048	$31,244	$81,574		$2,973,632	$243,042
1,032	(373)	(87)		4,694	647
6,297	(18,166)	(593)		(6,882)	(89,687)
47,913	467	5,137		173,197	22,169
—	32	—		—	—

$480,290	$13,204	$86,031		$3,144,641	$176,171

$11.76	$9.45	$10.28		$13.06	$10.80
$12.48	$10.03	$10.91		$13.86	$11.46
17,968,545	605,982	2,214,454		93,035,546	6,569,909
$211,288	$5,725	$22,754		$1,214,657	$70,988

$—	$8.85	$—		$—	$—
—	21,068	—		—	—
$—	$187	$—		$—	$—

$11.64	$8.83	$10.23		$12.97	$10.68
13,416,846	347,315	1,765,464		51,860,735	5,970,316
$156,198	$3,066	$18,066		$672,462	$63,757

$11.76	$9.53	$10.29		$13.08	$10.81
9,593,579	443,655	4,393,326		96,176,710	3,830,405
$112,804	$4,226	$45,211		$1,257,522	$41,426
$432,237	$15,226	$80,252		$2,967,611	$63,323
$—	$—	$—		$—	$90,250
$—	$1,423	$—		$—	$—

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Allocator Premium AlphaSector™ Fund
Investment Income
Dividends	$1,527
Interest	—
Foreign taxes withheld	—

Total investment income	1,527

Expenses
Investment advisory fees	712
Service fees, Class A	34
Distribution and service fees, Class B	—
Distribution and service fees, Class C	318
Administration fees	85
Transfer agent fee and expenses	93
Custodian fees	4
Printing fees and expenses	4
Professional fees	7
Registration fees	28
Trustees’ fees and expenses	3
Miscellaneous expenses	4

Total expenses	1,292
Dividends on short sales	—
Interest expenses	—
Less expenses reimbursed, waived and/or recaptured by investment adviser (See Note 3D)	30

Net expenses	1,322

Net investment income (loss)	205

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	1,134
Net realized gain (loss) on affiliated funds	—
Net realized gain (loss) on securities sold short	—
Net realized gain (loss) on foreign currency transactions	—
Capital gain distributions received from investment companies	—
Net change in unrealized appreciation (depreciation) on investments	7,729
Net change in unrealized appreciation (depreciation) on securities sold short	—
Net change in unrealized appreciation (depreciation) on foreign currency translation	—

Net gain (loss) on investments	8,863

Net increase (decrease) in net assets resulting from operations	$9,068

(1)	Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2012 (Unaudited)

AlphaSector™ Rotation Fund		Dynamic AlphaSector™ Fund	Global Premium AlphaSector™ Fund	Premium AlphaSector™ Fund		Alternatives Diversifier Fund

$5,008		$151	$669	$33,441		$1,273
—		— (1)	—	—		—
—		— (1)	—	—		—

5,008		151	669	33,441		1,273

997		187	341	14,593		—
239		7	18	1,319		92
—		1	—	—		—
742		10	62	2,771		334
294		16	41	1,763		121
316		18	51	1,604		198
5		9	2	28		— (1)
19		6	2	88		10
10		44	6	24		11
36		23	24	97		15
12		1	2	66		5
16		3	2	85		7

2,686		325	551	22,438		793
—		180	—	—		—
—		78	—	—		—
(23)		(71)	(5)	(53)		(185)

2,663		512	546	22,385		608

2,345		(361)	123	11,056		665

14,906		2,132	686	141,081		(1,302)
—		—	—	—		(2,999)
—		(1,684)	—	—		—
—		(29)	—	—		—
—	(1)	—	—	—	(1)	—
37,686		4,526	5,347	163,603		24,604
—		(4,196)	—	—		—
—		11	—	—		—

52,592		760	6,033	304,684		20,303

$54,937		$399	$6,156	$315,740		$20,968

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

	Allocator Premium AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)	From Inception March 15, 2011 to September 30, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$205	$141
Net realized gain (loss)	1,134	(2,430)
Net change in unrealized appreciation (depreciation)	7,729	(401)

Increase (decrease) in net assets resulting from operations	9,068	(2,690)

From Distributions to Shareholders
Net investment income, Class A	(124)	—
Net investment income, Class C	(162)	—
Net investment income, Class I	(202)	—
Net realized long-term gains, Class A	—	—
Net realized long-term gains, Class B	—	—
Net realized long-term gains, Class C	—	—
Net realized long-term gains, Class I	—	—

Decrease in net assets from distributions to shareholders	(488)	—

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	27,741	12,807
Change in net assets from share transactions, Class B	—	—
Change in net assets from share transactions, Class C	60,004	33,744
Change in net assets from share transactions, Class I	38,652	19,892

Increase (decrease) in net assets from share transactions	126,397	66,443

Net increase (decrease) in net assets	134,977	63,753

Net Assets
Beginning of period	63,753	—

End of period	$198,730	$63,753

Accumulated undistributed net investment income (loss) at end of period	$(142)	$141

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

AlphaSector™ Rotation Fund		Dynamic AlphaSector Fund
Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

$2,345	$3,835	$(361)	$(1,901)
14,906	39,711	419	(935)
37,686	(20,647)	341	(4,875)

54,937	22,899	399	(7,711)

(1,003)	(2,842)	—	—
(240)	(1,159)	—	—
(704)	(1,806)	—	—
(3,678)	—	—	(484)
—	—	—	(16)
(2,930)	—	—	(115)
(2,065)	—	—	(1,925)

(10,620)	(5,807)	—	(2,540)

7,294	(15,983)	(1,113)	(8,750)
—	—	(80)	(343)
(3,261)	6,700	665	(1,416)
16,929	(30,758)	(23,848)	(34,968)

20,962	(40,041)	(24,376)	(45,477)

65,279	(22,949)	(23,977)	(55,728)

415,011	437,960	37,181	92,909

$480,290	$415,011	$13,204	$37,181

$1,032	$635	$(373)	$(12)

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Premium AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)	From Inception March 15, 2011 to September 30, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$123	$49
Net realized gain (loss)	686	(1,279)
Net change in unrealized appreciation (depreciation)	5,347	(210)

Increase (decrease) in net assets resulting from operations	6,156	(1,440)

From Distributions to Shareholders
Net investment income, Class A	(56)	(7)
Net investment income, Class C	(26)	— (1)
Net investment income, Class I	(163)	(7)
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class C	—	—
Net realized short-term gains, Class I	—	—

Decrease in net assets from distributions to shareholders	(245)	(14)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	15,818	5,951
Change in net assets from share transactions, Class C	11,988	5,225
Change in net assets from share transactions, Class I	32,397	10,195

Increase (decrease) in net assets from share transactions	60,203	21,371

Net increase (decrease) in net assets	66,114	19,917

Net Assets
Beginning of period	19,917	—

End of period	$86,031	$19,917

Accumulated undistributed net investment income (loss) at end of period	$(87)	$35

(1)	Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Premium AlphaSector Fund		Alternatives Diversifier Fund
Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

$11,056	$8,598	$665	$3,786
141,081	(147,183)	(4,301)	2,353
163,603	5,392	24,604	(7,718)

315,740	(133,193)	20,968	(1,579)

(4,065)	(3,020)	(432)	(1,588)
(410)	(406)	—	(949)
(5,280)	(2,383)	(356)	(599)
—	(309)	—	—
—	(121)	—	—
—	(133)	—	—

(9,755)	(6,372)	(788)	(3,136)

135,594	925,913	(16,578)	(34,937)
151,129	457,390	(10,148)	(17,059)
381,285	783,581	708	6,577

668,008	2,166,884	(26,018)	(45,419)

973,993	2,027,319	(5,838)	(50,134)

2,170,648	143,329	182,009	232,143

$3,144,641	$2,170,648	$176,171	$182,009

$4,694	$3,393	$647	$770

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Allocator Premium AlphaSector™ Fund
Class A
10/1/11 to 3/31/12(11)	$9.69	0.03	—	0.67	0.70	(0.05)	—	(0.05)	0.65	$10.34	7.19	%(4)	$41,789	1.75	%(3)(10)	1.70	%(3)	0.61	%(3)	154	%(4)
3/15/11(6) to 9/30/11	10.00	0.07	—	(0.38)	(0.31)	—	—	—	(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)
Class C
10/1/11 to 3/31/12(11)	$9.66	(0.01)	—	0.66	0.65	(0.03)	—	(0.03)	0.62	$10.28	6.69	%(4)	$96,618	2.50	%(3)(10)	2.46	%(3)	(0.16	)%(3)	154%
3/15/11(6) to 9/30/11	10.00	0.02	—	(0.36)	(0.34)	—	—	—	(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)
Class I
10/1/11 to 3/31/12(11)	$9.71	0.04		0.66	0.70	(0.05)	—	(0.05)	0.65	$10.36	7.25	%(4)	$60,323	1.50	%(3)(10)	1.45	%(3)	0.89	%(3)	154	%(4)
3/15/11(6) to 9/30/11	10.00	0.10	—	(0.39)	(0.29)	—	—	—	(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AlphaSector™ Rotation Fund
Class A
10/1/11 to 3/31/12(11)	$10.67	0.07		—	1.30	1.37	(0.06)	(0.22)	(0.28)	1.09	$11.76	13.14	%(4)	$211,288	1.02	%(3)	1.02	%(3)	1.23	%(3)	118	%(4)
10/1/10 to 9/30/11	10.18	0.11		—	0.54	0.65	(0.16)	—	(0.16)	0.49	10.67	6.20		184,613	1.04		1.04		0.97		134
10/1/09 to 9/30/10	9.34	0.14		—	0.76	0.90	(0.06)	—	(0.06)	0.84	10.18	9.63		192,375	1.06		1.06		1.41		245
10/1/08 to 9/30/09	9.95	0.15		—	(0.48)	(0.33)	(0.15)	(0.13)	(0.28)	(0.61)	9.34	(2.81)		37,722	0.64		0.64		1.80		131
10/1/07 to 9/30/08	12.81	0.18		0.29	(2.92)	(2.45)	(0.24)	(0.17)	(0.41)	(2.86)	9.95	(19.66)		41,396	0.21	(7)	0.45		1.57		23
8/1/07 to 9/30/07	12.91	0.02		—	0.53	0.55	(0.03)	(0.62)	(0.65)	(0.10)	12.81	4.23	(4)	58,663	0.26	(3)	0.49	(3)	0.72	(3)	2	(4)
8/1/06 to 7/31/07	11.89	0.20		0.60	0.86	1.66	(0.42)	(0.22)	(0.64)	1.02	12.91	14.16		56,857	0.06		0.45		1.54		43
Class C
10/1/11 to 3/31/12(11)	$10.56	0.03		—	1.29	1.32	(0.02)	(0.22)	(0.24)	1.08	$11.64	12.64	%(4)	$156,198	1.74	%(3)	1.77	%(3)	0.51	%(3)	118	%(4)
10/1/10 to 9/30/11	10.09	0.04		—	0.52	0.56	(0.09)	—	(0.09)	0.47	10.56	5.49		144,813	1.71		1.79		0.33		134
10/1/09 to 9/30/10	9.29	0.07		—	0.75	0.82	(0.02)	—	(0.02)	0.80	10.09	8.79		133,453	1.81		1.81		0.68		245
10/1/08 to 9/30/09	9.88	0.08		—	(0.45)	(0.37)	(0.09)	(0.13)	(0.22)	(0.59)	9.29	(3.41)		40,118	1.38		1.38		1.03		131
10/1/07 to 9/30/08	12.74	0.09		0.30	(2.92)	(2.53)	(0.16)	(0.17)	(0.33)	(2.86)	9.88	(20.35)		50,007	0.96	(7)	1.20		0.81		23
8/1/07 to 9/30/07	12.85	—	(5)	—	0.54	0.54	(0.03)	(0.62)	(0.65)	(0.11)	12.74	4.17	(4)	77,181	1.01	(3)	1.24	(3)	(0.03	)(3)	2	(4)
8/1/06 to 7/31/07	11.84	0.10		0.60	0.86	1.56	(0.33)	(0.22)	(0.55)	1.01	12.85	13.29		76,049	0.80		1.20		0.79		43
Class I
10/1/11 to 3/31/12(11)	$10.67	0.08		—	1.31	1.39	(0.08)	(0.22)	(0.30)	1.09	$11.76	13.18	%(4)	$112,804	0.77	%(3)	0.77	%(3)	1.53	%(3)	118	%(4)
10/1/10 to 9/30/11	10.18	0.14		—	0.54	0.68	(0.19)	—	(0.19)	0.49	10.67	6.56		85,585	0.82		0.82		1.26		134
10/1/09(6) to 9/30/10	9.11	0.20		—	0.94	1.14	(0.07)	—	(0.07)	1.07	10.18	12.63	(4)	112,132	0.83	(3)	0.83	(3)	2.04	(3)	245

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (excluding dividends and interest on short sales after expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Dynamic AlphaSector™ Fund
Class A
10/1/11 to 3/31/12(11)	$9.09	(0.11)	0.47	0.36	—	—	—	0.36	$9.45	3.96	%(4)	$5,725	2.30	%(3)	4.16	%(3)	4.92	%(3)	(2.37	)%(3)	159	%(4)
10/1/10 to 9/30/11	10.57	(0.28)	(0.91)	(1.19)	—	(0.29)	(0.29)	(1.48)	9.09	(11.59)		6,615	1.90		4.35		4.65		(2.79)		186
10/1/09 to 9/30/10	10.50	(0.25)	0.32	0.07	—	—	—	0.07	10.57	0.67		17,556	1.82	(7)	3.76	(7)	4.04		(2.33)		155
10/1/08 to 9/30/09	9.81	(0.01)	0.70	0.69	—	—	—	0.69	10.50	7.03		74,749	1.77		4.04		4.23		(0.08)		253
10/1/07 to 9/30/08	10.53	(0.09)	(0.47)	(0.56)	(0.16)	—	(0.16)	(0.72)	9.81	(5.36)		119,387	1.81		3.49		3.84		(0.85)		285
11/1/06 to 9/30/07	11.19	0.14	(0.58)	(0.44)	(0.22)	—	(0.22)	(0.66)	10.53	(3.86	)(4)	54,630	1.91	(3)	3.56	(3)	3.95	(3)	1.45	(3)	394	(4)
11/1/05 to 10/31/06	11.87	0.12	(0.80)	(0.68)	—	—	—	(0.68)	11.19	(5.81)		89,054	2.19		3.63		3.63		1.04		285
Class B
10/1/11 to 3/31/12(11)	$8.54	(0.14)	0.45	0.31	—	—	—	0.31	$8.85	3.63	%(4)	$187	3.00	%(3)	4.88	%(3)	5.64	%(3)	(3.26	)%(3)	159	%(4)
10/1/10 to 9/30/11	10.04	(0.33)	(0.88)	(1.21)	—	(0.29)	(0.29)	(1.50)	8.54	(12.42)		260	2.65		5.02		5.32		(3.49)		186
10/1/09 to 9/30/10	10.06	(0.32)	0.30	(0.02)	—	—	—	(0.02)	10.04	(0.20)		670	2.60	(7)	4.55	(7)	4.83		(3.15)		155
10/1/08 to 9/30/09	9.47	(0.08)	0.67	0.59	—	—	—	0.59	10.06	6.23		1,435	2.52		4.83		5.02		(0.79)		253
10/1/07 to 9/30/08	10.17	(0.12)	(0.49)	(0.61)	(0.09)	—	(0.09)	(0.70)	9.47	(6.04)		1,678	2.55		4.19		4.55		(1.19)		285
11/1/06 to 9/30/07	10.80	0.08	(0.57)	(0.49)	(0.14)	—	(0.14)	(0.63)	10.17	(4.64	)(4)	2,651	2.67	(3)	4.22	(3)	4.63	(3)	0.82	(3)	394	(4)
11/1/05 to 10/31/06	11.55	0.02	(0.77)	(0.75)	—	—	—	(0.75)	10.80	(6.41)		4,338	2.91		4.39		4.39		0.22		285

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (excluding dividends and interest on short sales after expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimbursements)(8) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Dynamic AlphaSector™ Fund continued
Class C
10/1/11 to 3/31/12(11)	$8.52	(0.14)	0.45	0.31	—	—	—	0.31	$8.83	3.64	%(4)	$3,066	3.11	%(3)	4.99	%(3)	5.72	%(3)	(3.29	)%(3)	159	%(4)
10/1/10 to 9/30/11	10.00	(0.33)	(0.86)	(1.19)	—	(0.29)	(0.29)	(1.48)	8.52	(12.26)		2,330	2.65		5.07		5.38		(3.50)		186
10/1/09 to 9/30/10	10.02	(0.32)	0.30	(0.02)	—	—	—	(0.02)	10.00	(0.20)		4,249	2.62	(7)	4.62	(7)	4.90		(3.17)		155
10/1/08 to 9/30/09	9.43	(0.07)	0.66	0.59	—	—	—	0.59	10.02	6.26		4,434	2.52		4.84		5.03		(0.77)		253
10/1/07 to 9/30/08	10.12	(0.12)	(0.49)	(0.61)	(0.08)	—	(0.08)	(0.69)	9.43	(6.04)		4,983	2.55		4.19		4.55		(1.21)		285
11/1/06 to 9/30/07	10.75	0.07	(0.56)	(0.49)	(0.14)	—	(0.14)	(0.63)	10.12	(4.57	)(4)	7,187	2.68	(3)	4.27	(3)	4.68	(3)	0.76	(3)	394	(4)
11/1/05 to 10/31/06	11.49	0.02	(0.76)	(0.74)	—	—	—	(0.74)	10.75	(6.44)		18,377	2.92		4.41		4.41		0.19		285
Class I
10/1/11 to 3/31/12(11)	$9.12	(0.14)	0.55	0.41	—	—	—	0.41	$9.53	4.39	%(4)	$4,226	1.85	%(3)	4.09	%(3)	4.59	%(3)	(3.12	)%(3)	159	%(4)
10/1/10 to 9/30/11	10.58	(0.25)	(0.92)	(1.17)	—	(0.29)	(0.29)	(1.46)	9.12	(11.47)		27,976	1.65		4.03		4.33		(2.48)		186
10/1/09(6) to 9/30/10	10.49	(0.23)	0.32	0.09	—	—	—	0.09	10.58	0.95	(4)	70,434	1.64	(3)(7)	3.69	(3)(7)	3.97	(3)	(2.20	)(3)	155

35

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Premium AlphaSector™ Fund
Class A
10/1/11 to 3/31/12(11)	$9.42	0.02	0.88	0.90	(0.04)	—	(0.04)	0.86	$10.28	9.43	%(4)	$22,754	1.75	%(3)	1.76	%(3)	0.50	%(3)	127	%(4)
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)
Class C
10/1/11 to 3/31/12(11)	$9.40	(0.02)	0.87	0.85	(0.02)	—	(0.02)	0.83	$10.23	9.16	%(4)	$18,066	2.50	%(3)	2.52	%(3)	(0.34	)%(3)	127	%(4)
3/15/11(6) to 9/30/11	10.00	0.01	(0.61)	(0.60)	— (5)	—	—	(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)
Class I
10/1/11 to 3/31/12(11)	$9.42	0.03	0.88	0.91	(0.04)	—	(0.04)	0.87	$10.29	9.70	%(4)	$45,211	1.50	%(3)	1.52	%(3)	0.62	%(3)	127	%(4)
3/15/11(6) to 9/30/11	10.00	0.07	(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)
Premium
AlphaSector™ Fund
Class A
10/1/11 to
3/31/12(11)	$11.69	0.05	1.37	1.42	(0.05)	—	(0.05)	1.37	$13.06	12.15	%(4)	$1,214,657	1.63	%(3)	1.63	%(3)	0.85	%(3)	223	%(4)
10/1/10 to
9/30/11	11.17	0.10	0.52	0.62	(0.08)	(0.02)	(0.10)	0.52	11.69	5.47		958,603	1.67	(10)	1.67		0.80		247
7/1/10(6) to
9/30/10	10.00	0.12	1.05	1.17	—	—	—	1.17	11.17	11.70	(4)	88,916	1.70	(3)	1.83	(3)	4.64	(3)	47	(4)
Class C
10/1/11 to
3/31/12(11)	$11.62	0.01	1.35	1.36	(0.01)	—	(0.01)	1.35	$12.97	11.70	%(4)	$672,462	2.37	%(3)	2.39	%(3)	0.15	%(3)	223	%(4)
10/1/10 to
9/30/11	11.15	0.02	0.51	0.53	(0.04)	(0.02)	(0.06)	0.47	11.62	4.68		457,630	2.38	(10)	2.42		0.13		247
7/1/10(6) to
9/30/10	10.00	0.09	1.06	1.15	—	—	—	1.15	11.15	11.50	(4)	29,864	2.45	(3)	2.67	(3)	3.51	(3)	47	(4)
Class I
10/1/11 to
3/31/12(11)	$11.71	0.07	1.36	1.43	(0.06)	—	(0.06)	1.37	$13.08	12.17	%(4)	$1,257,522	1.38	%(3)	1.38	%(3)	1.18	%(3)	223	%(4)
10/1/10 to
9/30/11	11.17	0.14	0.52	0.66	(0.10)	(0.02)	(0.12)	0.54	11.71	5.78		754,415	1.42	(10)	1.42		1.09		247
7/1/10(6) to
9/30/10	10.00	0.11	1.06	1.17	—	—	—	1.17	11.17	11.70	(4)	24,549	1.45	(3)	1.75	(3)	4.02	(3)	47	(4)

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net operating Expenses to Average Net Assets(12)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)(12)		Ratio of Net Investment Income (Loss) to Average Net Assets(12)		Portfolio Turnover
Alternatives Diversifier Fund
Class A
10/1/11 to
3/31/12(11)	$9.68	0.05	—	1.13	1.18	(0.06)	—		(0.06)	1.12	$10.80	12.25	%(4)	$70,988	0.45	%(3)	0.65	%(3)	0.94	%(3)	17	%(4)
10/1/10 to
9/30/11	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	—		(0.16)	(0.37)	9.68	(2.12)		79,103	0.45		0.65		1.96		18
10/1/09 to
9/30/10	9.43	0.18	0.02	0.64	0.84	(0.22)	—		(0.22)	0.62	10.05	8.91		115,081	0.45		0.75		1.87		4
10/1/08 to
9/30/09	10.62	0.13	0.01	(1.22)	(1.08)	(0.11)	—		(0.11)	(1.19)	9.43	(10.00)		167,472	0.29		0.58		1.62		20
10/1/07 to
9/30/08	11.80	0.10	0.11	(1.25)	(1.04)	(0.14)	—		(0.14)	(1.18)	10.62	(8.94)		267,294	0.31		0.52		0.89		32
8/1/07 to
9/30/07	11.15	0.03	—	0.69	0.72	(0.01)	(0.06)		(0.07)	0.65	11.80	6.45	(4)	109,620	0.34	(3)	0.54	(3)	1.74	(3)	18	(4)
8/1/06 to 7/31/07	10.63	0.18	0.13	0.41 (9)	0.72	(0.20)	—	(5)	(0.20)	0.52	11.15	6.76		95,230	0.26		0.51		1.61		11
Class C
10/1/11 to
3/31/12(11)	$9.55	0.01	—	1.12	1.13	—	—		—	1.13	$10.68	11.83	%(4)	$63,757	1.20	%(3)	1.41	%(3)	0.19	%(3)	17	%(4)
10/1/10 to
9/30/11	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	—		(0.12)	(0.40)	9.55	(2.82)		66,411	1.20		1.40		1.20		18
10/1/09 to
9/30/10	9.34	0.10	0.02	0.64	0.76	(0.15)	—		(0.15)	0.61	9.95	8.06		85,330	1.20		1.50		1.07		4
10/1/08 to
9/30/09	10.50	0.07	0.01	(1.19)	(1.11)	(0.05)	—		(0.05)	(1.16)	9.34	(10.55)		101,083	1.04		1.33		0.91		20
10/1/07 to
9/30/08	11.70	0.02	0.12	(1.27)	(1.13)	(0.07)	—		(0.07)	(1.20)	10.50	(9.71)		137,964	1.06		1.27		0.14		32
8/1/07 to
9/30/07	11.07	0.02	—	0.68	0.70	(0.01)	(0.06)		(0.07)	0.63	11.70	6.32	(4)	68,343	1.09	(3)	1.29	(3)	0.99	(3)	18	(4)
8/1/06 to 7/31/07	10.58	0.11	0.14	0.38 (9)	0.63	(0.14)	—	(5)	(0.14)	0.49	11.07	6.01		60,669	1.01		1.26		0.93		11
Class I
10/1/11 to
3/31/12(11)	$9.70	0.06	—	1.14	1.20	(0.09)	—		(0.09)	1.11	$10.81	12.40	%(4)	$41,426	0.20	%(3)	0.41	%(3)	1.23	%(3)	17	%(4)
10/1/10 to
9/30/11	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	—		(0.17)	(0.36)	9.70	(1.89)%		36,495	0.20		0.39		2.16		18
10/1/09(6) to
9/30/10	9.27	0.18	0.01	0.84	1.03	(0.24)	—		(0.24)	0.79	10.06	11.11	(4)	31,732	0.20	(3)	0.51	(3)	1.83	(3)	4

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	Unaudited.
(12)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (Unaudited)

1.	Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 22 funds are offered for sale, of which six (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives.

Investment Objective
Allocator Premium AlphaSector™ Fund	Capital appreciation.
AlphaSector™ Rotation Fund	Long-term capital appreciation.
Dynamic AlphaSector™ Fund (f/k/a Market Neutral Fund)(1)	Long-term capital appreciation.
Global Premium AlphaSector™ Fund	Capital appreciation.
Premium AlphaSector™ Fund	Long-term capital appreciation.
Alternatives Diversifier Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective.

(1)

Effective February 6, 2012, the Market Neutral Fund was renamed the Virtus Dynamic AlphaSector™ Fund. Prior to that, the Fund had an investment objective of long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

All the Funds offer Class A, Class C, and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions, refer to the prospectus). Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% (1.25% for Dynamic AlphaSector Fund) CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

38

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security valuation:

Security valuation procedures for the Funds have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

39

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily includes investments of the Funds, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.	Income taxes:

Each Fund is treated as a separate taxable entity. It is the intent of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

40

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain Funds invest.

F.	Securities lending:

Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon (“BNY Mellon”), the Funds’ custodian. Under the terms of the agreement, each such Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its service as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Mutual Funds.

41

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

G.	Short sales:

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector™ Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the six months ended March 31, 2012, the Fund had net charges of $71 on borrowed securities. Such amounts are included in interest expense in the Statement of Operations.

3.	Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser:

Virtus Investment Advisers, Inc. (“VIA,” the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust.

For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates percentage of the average daily net assets of the following Funds:

	1st $2 Billion	$2 + Billion – $4 Billion	$4 + Billion
Allocator Premium AlphaSector™ Fund	1.10%	1.05%	1.00%
Global Premium AlphaSector™ Fund	1.10	1.05	1.00

	1st $1 Billion	Over $1 Billion
AlphaSector™ Rotation Fund	0.45%	0.40%
Dynamic AlphaSector™ Fund**	1.50	1.40

Premium AlphaSector™ Fund – 1.10% of the average daily net assets.

Alternatives Diversifier Fund  the Adviser has discontinued charging an advisory fee.

The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

42

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

**

Effective February 6, 2012, the advisory fee is calculated based on average daily managed assets. For the period of October 1, 2011, to February 5, 2012, the advisory fee was calculated based on average daily net assets. Beginning February 6, 2013, the advisory fee for this Fund will be subject to a performance adjustment, which may increase or decrease the advisory fee based upon how well the Fund has performed relative to the S&P 500® Index.

B.	Subadvisers:

The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are as follows:

Subadviser(s)
Allocator Premium AlphaSector™ Fund	F-Squared LLC(1)(3), Euclid(4)
AlphaSector™ Rotation Fund	F-Squared Inc.(2)(3), Euclid(4)
Dynamic AlphaSector™ Fund	F-Squared LLC(1)(3), Euclid(4)(5)
Global Premium AlphaSector™ Fund	F-Squared LLC(1)(3), Euclid(4)
Premium AlphaSector™ Fund	F-Squared LLC(1)(3), Euclid(4)
Alternatives Diversifier Fund	Euclid(4)

(1)	F-Squared Institutional Advisors, LLC (“F-Squared LLC”)
(2)	F-Squared Investments, Inc. (“F-Squared Inc.”)
(3)

F-Squared Inc. and/or F-Squared LLC (collectively “F-Squared”) provides Euclid with a model portfolio. Final allocations and trading for each Fund are conducted by Euclid based on F-Squared’s recommendations.

(4)	Euclid Advisors LLC, an indirect wholly-owned subsidiary of Virtus.
(5)	Effective February 6, 2012. For the period of October 1, 2011, to February 5, 2012 The Boston Company Asset Management LLC was the subadvisor to this Fund.

C.	Expense Limits and Fee Waivers:

The Adviser has voluntarily agreed to limit certain Funds’ total operating expenses (excluding acquired Fund fees and expenses, taxes, interest expense, dividends on short sales and extraordinary expenses), so that such expenses do not exceed the below percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class C	Class I
Alternatives Diversifier Fund†	0.20%	0.20%	0.20%
Dynamic AlphaSector™ Fund*	1.90	2.65	1.65
Premium AlphaSector™ Fund	1.70	2.45	1.45

†	Excluding 12b-1 fees and/or shareholder servicing fees.
*	This arrangement terminated effective February 5, 2012. As of February 6, 2012, the adviser has voluntarily agreed to limit the “other expenses” of the Dynamic AlphaSector Fund, so that such expenses do not exceed 0.15% of such Fund’s average daily net asset value. For purposes of this arrangement “other expenses” are all expenses necessary or appropriate for the operation of the Fund, excluding the Adviser’s investment advisory or management fee, Rule 12b-1 fees and/or shareholder servicing fees, front-end contingent deferred loads, taxes, interest, brokerage commissions, prime brokerage interest expenses, dividends on short sales, expenses incurred in connection with any merger or reorganization, extraordinary expenses, and acquired fund fees and expenses. The Adviser may discontinue this expense cap at any time.

43

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

The Adviser has contractually agreed to limit the following Funds’ total operating expenses (excluding acquired Fund fees and expenses, interest, taxes, and extraordinary expenses).

	Class A	Class C	Class I	Through Date
Allocator Premium AlphaSector™ Fund‡	1.75%	2.50%	1.50%	3/31/12
Global Premium AlphaSector™ Fund‡	1.75	2.50	1.50	3/31/12

D.	Expense Recapture:

The Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitation or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below.

	Expiration Date
	2012	2013	2014	Total
Allocator Premium AlphaSector™ Fund	$—	$—	$54	$54
Global Premium AlphaSector™ Fund	—	—	60	60
Alternatives Diversifier Fund	775	770	435	1,980

E.	Distributor:

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, the distributor of each Fund’s shares, has advised the Funds that for the six months (the “period”) ended March 31, 2012, it retained Class A net commissions of $505 and deferred sales charges of $49; and Class C deferred sales charges of $149.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and/or shareholder servicing plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%(1); Class C shares 1.00%(1),(2); Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate share of any distribution and shareholder servicing fees of the ETFs.
(2)

The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

F.	Administration and Transfer Agent Services:

VP Distributors serves as the Administrator to the Trust. For the period ended March 31, 2012, VP Distributors received administration fees totaling $1,738 which are included in the Statement of Operations.

44

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

VP Distributors also serves as the Trust’s transfer agent. For the period ended March 31, 2012, VP Distributors received transfer agent fees totaling $2,169 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

($ reported in thousands, except as noted)

G.	Affiliated Shareholders:

At March 31, 2012, Virtus, its affiliates, Bank of Montreal (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

	Aggregate Shares	Net Asset Value
Global Premium AlphaSector™ Fund Class I	80,517	$829

H.	Investments in Affiliates:

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the underlying Funds(1) during the period ended March 31, 2012 is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds
Global Commodities Stock	$15,130	$3,581	$—
Global Infrastructure Fund	28,135	1,959	3,000
International Real Estate Securities Fund	17,672	3,208	6,960
Dynamic AlphaSector Fund	25,414	—	25,450
Real Estate Securities Fund	23,612	136	3,150
Senior Floating Rate Fund	13,293	3,331	5,800

	$123,256	$12,215	$44,360

	Value, end of period	Dividend Income	Distributions of Realized Gains
Global Commodities Stock	$21,306	$81	$—
Global Infrastructure Fund	30,352	459	—
International Real Estate Securities Fund	15,786	208	—
Dynamic AlphaSector Fund	—	—	—
Real Estate Securities Fund	27,109	136	—
Senior Floating Rate Fund	11,509	—	—

	$106,062	$884	$—

(1)

The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2012, the Fund was the owner of record of approximately 95% of the Global Commodities Stock Fund, 59% of the International Real Estate Securities Fund, 39% of the Global Infrastructure Fund.

(2)	Includes reinvested dividends from income and capital gain distributions.

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2012, were as follows:

	Purchases	Sales
Allocator Premium AlphaSector™ Fund	$323,287	$197,740
AlphaSector™ Rotation Fund	533,044	520,176
Dynamic AlphaSector™ Fund	32,376	57,654
Global Premium AlphaSector™ Fund	135,878	76,680
Premium AlphaSector™ Fund	6,595,635	5,931,519
Alternatives Diversifier Fund	30,584	57,205

	Short Sales	Purchases to Cover Shorts
Dynamic AlphaSector™ Fund	$17,088	$55,935

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012

5.	Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Allocator Premium AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)		From Inception March 15, 2011 to September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	3,065	$30,601	1,414	$14,297
Reinvestment of distributions	11	113	—	—
Shares repurchased	(295)	(2,973)	(152)	(1,490)

Net Increase/(Decrease)	2,781	$27,741	1,262	$12,807

Class C
Sale of shares	6,338	$62,900	3,397	$34,172
Reinvestment of distributions	16	155	—	—
Shares repurchased	(308)	(3,051)	(44)	(428)

Net Increase/(Decrease)	6,046	$60,004	3,353	$33,744

Class I
Sale of shares	4,394	$44,146	2,069	$20,856
Reinvestment of distributions	20	194	—	—
Shares repurchased	(559)	(5,688)	(99)	(964)

Net Increase/(Decrease)	3,855	$38,652	1,970	$19,892

	AlphaSector™ Rotation Fund
	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	3,901	$43,167	7,622	$84,771
Reinvestment of distributions	366	4,014	229	2,572
Plan of Reorganization (Note 8)	—	—	1,740	20,108
Shares repurchased	(3,608)	(39,887)	(11,171)	(123,434)

Net Increase/(Decrease)	659	$7,294	(1,580)	$(15,983)

Class C
Sale of shares	1,126	$12,353	3,894	$43,337
Reinvestment of distributions	192	2,092	68	751
Plan of Reorganization (Note 8)	—	—	1,628	18,644
Shares repurchased	(1,615)	(17,706)	(5,104)	(56,032)

Net Increase/(Decrease)	(297)	$(3,261)	486	$6,700

Class I
Sale of shares	4,162	$45,323	5,668	$63,210
Reinvestment of distributions	152	1,664	65	725
Plan of Reorganization (Note 8)	—	—	216	2,500
Shares repurchased	(2,715)	(30,058)	(8,935)	(97,193)

Net Increase/(Decrease)	1,599	$16,929	(2,986)	$(30,758)

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012

	Dynamic AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	260	$2,434	499	$5,065
Reinvestment of distributions	—	—	41	418
Shares repurchased	(382)	(3,547)	(1,472)	(14,233)

Net Increase / (Decrease)	(122)	$(1,113)	(932)	$(8,750)

Class B
Sale of shares	—	$—	—	$4
Reinvestment of distributions	—	—	1	10
Shares repurchased	(9)	(80)	(37)	(357)

Net Increase / (Decrease)	(9)	$(80)	(36)	$(343)

Class C
Sale of shares	173	$1,507	10	$98
Reinvestment of distributions	—	—	8	79
Shares repurchased	(99)	(842)	(170)	(1,593)

Net Increase / (Decrease)	74	$665	(152)	$(1,416)

Class I
Sale of shares	364	$3,425	929	$9,361
Reinvestment of distributions	—	—	121	1,241
Shares repurchased	(2,987)	(27,273)	(4,638)	(45,570)

Net Increase / (Decrease)	(2,623)	$(23,848)	(3,588)	$(34,968)

	Global Premium AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)		From Inception March 15, 2011 to September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,819	$17,635	598	$6,114
Reinvestment of distributions	6	55	1	7
Shares repurchased	(191)	(1,872)	(18)	(170)

Net Increase / (Decrease)	1,634	$15,818	581	$5,951

Class C
Sale of shares	1,284	$12,365	539	$5,406
Reinvestment of distributions	3	25	—	—
Shares repurchased	(41)	(402)	(19)	(181)

Net Increase / (Decrease)	1,246	$11,988	520	$5,225

Class I
Sale of shares	3,849	$37,043	1,030	$10,337
Reinvestment of distributions	17	163	1	7
Shares repurchased	(487)	(4,809)	(16)	(149)

Net Increase / (Decrease)	3,379	$32,397	1,015	$10,195

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012

	Premium AlphaSector™ Fund
	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	36,622	$444,615	90,727	$1,127,913
Reinvestment of distributions	300	3,646	237	2,973
Shares repurchased	(25,890)	(312,667)	(16,918)	(204,973)

Net Increase / (Decrease)	11,032	$135,594	74,046	$925,913

Class C
Sale of shares	15,645	$189,752	39,177	$487,360
Reinvestment of distributions	25	304	34	421
Shares repurchased	(3,203)	(38,927)	(2,496)	(30,391)

Net Increase / (Decrease)	12,467	$151,129	36,715	$457,390

Class I
Sale of shares	49,857	$602,514	72,514	$906,893
Reinvestment of distributions	275	3,347	120	1,516
Shares repurchased	(18,401)	(224,576)	(10,385)	(124,828)

Net Increase / (Decrease)	31,731	$381,285	62,249	$783,581

	Alternatives Diversifier Fund
	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	530	$5,572	1,812	$19,407
Reinvestment of distributions	36	370	134	1,411
Shares repurchased	(2,166)	(22,520)	(5,231)	(55,755)

Net Increase / (Decrease)	(1,600)	$(16,578)	(3,285)	$(34,937)

Class C
Sale of shares	156	$1,606	736	$7,804
Reinvestment of distributions	—	—	57	593
Shares repurchased	(1,141)	(11,754)	(2,417)	(25,456)

Net Increase / (Decrease)	(985)	$(10,148)	(1,624)	$(17,059)

Class I
Sale of shares	1,219	$12,688	2,273	$24,383
Reinvestment of distributions	22	223	25	261
Shares repurchased	(1,172)	(12,203)	(1,692)	(18,067)

Net Increase / (Decrease)	69	$708	606	$6,577

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

6.	10% Shareholders

As of March 31, 2012, the Funds had the following individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Allocator Premium AlphaSector™ Fund	31%	2
AlphaSector™ Rotation Fund	25	2
Global Premium AlphaSector™ Fund	12	1
Premium AlphaSector™ Fund	23	2
Alternatives Diversifier Fund	12	1

These accounts are not affiliated with Virtus.

7.	Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

8.	Plan of Reorganization

(All amounts except for the per share amounts are reported in thousands)

At the Board Meeting held on November 17, 2010, all of the Trustees of the Virtus Opportunities Trust on behalf of Virtus AlphaSector™ Allocation Fund (“AlphaSector™ Allocation,” the “Merging Fund”) including the Disinterested Trustees, considered and approved The Agreement and Plan of Reorganization (The “Plan”) as set forth. In the reorganization, all of the assets of the Merging Fund were acquired by AlphaSector™ Rotation (“AlphaSector Rotation”, the “Acquiring Fund”) in exchange for Class A, Class C and Class I shares of AlphaSector™ Rotation and the assumption of the liabilities of Merging Fund (the “Reorganization”). Class A, Class C and Class I shares of the Acquiring Fund were distributed to each shareholder in liquidation of Merging Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring Fund with respect to realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on March 25, 2011.

50

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

Merging Fund		Shares Outstanding	Acquiring Fund		Shares Converted	Net Asset Value of Converted Shares
AlphaSector™ Allocation	Class A	1,780	AlphaSector™ Rotation	Class A	1,740	$20,108
	Class C	1,653		Class C	1,628	18,644
	Class I	221		Class I	216	2,500

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merging Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
AlphaSector™ Allocation	$41,252	$4,809	AlphaSector™ Rotation	$447,106

Assuming the acquisition had been completed on October 1, 2010, AlphaSector™ Rotation’s results of operations for the year ended September 30, 2011, would have been as follows:

Net investment income (loss)	$4,129	(a)
Net gain (loss) on investments	$25,844	(b)
Net increase (decrease) in assets from operations	$29,973

(a)	$3,835, as reported in the Statement of Operations, plus $294 Net Investment Income from AlphaSector™ Allocation pre-merger.

(b)	$19,064, as reported in the Statement of Operations, plus $6,780 Net Realized and Unrealized Gain (Loss) on Investments from AlphaSector™ Allocation pre-merger.

Because both AlphaSector™ Allocation and AlphaSector™ Rotation sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible. Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged AlphaSector™ Allocation Fund that have been included in the acquiring AlphaSector™ Rotation Fund’s Statement of Operations since March 25, 2011.

9.	Indemnifications

Under the Funds’ organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.	Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d) (1) (J) of the Investment Company Act (“1940 Act”) granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

51

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

11.	Federal Income Tax Information ($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSectorTM Fund	$190,770	$7,736	$(1,702)	$6,034
AlphaSectorTM Rotation Fund	435,266	50,121	(5,237)	44,884
Dynamic AlphaSectorTM Fund (Long Positions)	15,251	468	(25)	443
Dynamic AlphaSectorTM Fund (Short Positions)	(1,423)	32	—	32
Global Premium AlphaSectorTM Fund	80,491	5,141	(243)	4,898
Premium AlphaSectorTM Fund	2,973,209	192,486	(24,887)	167,599
Alternatives Diversifier Fund	181,401	34,623	(40,282)	(5,659)

The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

	Expiration Year
	2014	2015	2016	2017	2018	No Expiration	Total
AlphaSector™ Rotation Fund	$—	$—	$—	$3,749	$1,800	$—	$5,549
Dynamic AlphaSector™ Fund	7,527	6,744	24	—	—	—	14,295
Global Premium AlphaSector™ Fund	—	—	—	—	—	1,107	1,107
Alternatives Diversifier Fund	—	—	—	—	61,357	—	61,357

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

52

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2012 (Unaudited)

12.	Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

At March 31, 2012, the Funds did not hold any illiquid and restricted securities.

13.	Borrowings

($ reported in thousands)

The Dynamic AlphaSector Fund (the “Fund”) intends to employ leverage in the form of borrowing on its long positions in circumstances where the Fund has determined to take long positions representing four or more sectors. The aggregate amount of leverage being used by the Fund at any time will depend on the number of sectors in which the Fund takes a long position, with the maximum amount of leverage being used where the Fund takes long positions in all nine sectors. In that event, the amount of leverage will not exceed 30% of the Fund’s net assets, including borrowings.

Effective February 6, 2012, the Fund entered into a collaterized loan agreement with Merrill Lynch Professional Clearing Corp. (“prime broker”) to provide margin financing. During the year ended March 31, 2012, the Fund utilized margin financing for 47 days at an average interest rate of 0.53% and with an average daily borrowing balance during the year of $533. As of March 31, 2012, outstanding margin debt amounted to $2,876, which is located under “Loan payable” on the Statement of Assets and Liabilities. In order to attain leveraged exposure, the Fund incurs a cost of Open Fed Funds Rate plus a spread on debit financing. For the year ended March 31, 2012, these costs amounted to $1 and are included within “interest expenses” on the Statement of Operations.

14.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

53

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Unaudited) (Continued)

MARCH 31, 2012

15.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

54

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus AlphaSectorSM Rotation Fund, Virtus Dynamic AlphaSectorSM Fund (formerly Virtus Market Neutral Fund), Virtus Premium AlphaSectorSM Fund and Virtus Alternatives Diversifier Fund (each, a “Fund” and collectively, the “Funds”). At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of Euclid Advisors LLC (“Euclid”) with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadvisers’ relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The

55

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator, distributor and transfer agent to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Sub-Advisory Agreements, the Board noted that Euclid provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) with respect to Euclid, its brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

56

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended September 30, 2011:

Virtus AlphaSectorSM Rotation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Dynamic AlphaSectorSM Fund (f/k/a Market Neutral Fund). The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance, including the proposed changes in the Fund’s Subadviser and investment strategies that were approved by the Board for submission to the Fund’s shareholders.

Virtus Premium AlphaSectorSM Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund outperformed its benchmark for the 1- year period.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory, or where noted above, action was being taken to address performance.

57

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses:

Virtus AlphaSectorSM Rotation Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Dynamic AlphaSectorSM Fund (f/k/a Market Neutral Fund). The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses, in addition to the proposed changes in the Fund’s Subadviser, investment strategies and advisory fee calculation method that were approved by the Board for submission to the Fund’s shareholders.

Virtus Premium AlphaSectorSM Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group, while its net total expenses after waivers were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and sub-advisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each Fund, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including Euclid, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while

58

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to Euclid, the Board noted that, because Euclid is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to F-Squared Investments, Inc. and F-Squared Institutional Advisors, LLC, the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Sub-Advisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Sub-Advisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds (except those relating to the overall change to the Dynamic AlphaSectorSM Fund) were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Sub-Advisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadvisers and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while Euclid is an affiliate of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

59

CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

60

CONSIDERATION OF SUB-ADVISORY AGREEMENTS FOR

VIRTUS DYNAMIC ALPHASECTOR FUND

(FORMERLY VIRTUS MARKET NEUTRAL FUND)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and each sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust. At an in-person meeting held on November 15-17, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved changes to the name, investment objective, investment strategy, subadvisers and advisory fee calculation method applicable to Virtus Market Neutral Fund (the “Fund”, now known as Virtus Dynamic AlphaSector Fund) (such changes, collectively, the “Repositioning”). In connection with approval of the Repositioning, the Board, including a majority of the Independent Trustees, considered and approved Sub-Advisory Agreements between VIA and F-Squared Institutional Advisors, LLC (“F-Squared”) and between VIA and Euclid Advisors LLC (“Euclid”; each of Euclid and F-Squared, a “Subadviser” and collectively, the “Subadvisers”), respectively, with respect to Virtus Market Neutral Fund (the “Fund”), as well as certain amendments to the Advisory Agreement with respect to the Fund. The Board noted that VIA was currently responsible for the day-to-day investment management of the Fund’s assets, and that it was proposed that the Subadvisers assume responsibility for the day-to-day investment management of the Fund’s assets as discussed below, consistent with the “manager-of-managers” structure in place with respect to the Trust’s other funds.

In evaluating, approving and recommending to the Fund’s shareholders that they approve the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser that, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether entering into each Subadvisory Agreement and amending the Advisory Agreement as proposed would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by VIA to the Fund as well as the other Virtus Mutual Funds, and by each Subadviser to other Virtus Mutual Funds. The Board noted the affiliation of Euclid with VIA and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to each Agreement and each Subadviser. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. Prior to the Board making its final decision, the Independent Trustees met privately with their independent counsel to discuss the information provided.

Basis for the Board’s Approval of the Sub-Advisory Agreements

In making its determination with respect to each Subadvisory Agreement, the Trustees considered various factors, including:

•

Nature, extent and quality of the services to be provided by each Subadviser. The Trustees received, in advance of the meeting, information in the form of an extensive questionnaire completed by each Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees reviewed biographical information of the management staff of each Subadviser who

61

CONSIDERATION OF SUB-ADVISORY AGREEMENTS FOR

VIRTUS DYNAMIC ALPHASECTOR FUND

(FORMERLY VIRTUS MARKET NEUTRAL FUND)

BY THE BOARD OF TRUSTEES (Continued)

would be providing services under the Subadvisory Agreements and noted the breadth and depth of experience presented. In considering the approval of each Subadvisory Agreement, the Board considered the Subadviser’s investment management process to be employed for the Fund, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) with respect to Euclid, its brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by each Subadviser to the Fund were reasonable.

•	Investment Performance. The Board took into account that each proposed portfolio manager managed other Virtus Mutual Funds and considered the performance of each of those funds relative to its benchmark and comparable funds. The Board concluded that the performance of each such fund was satisfactory.

•	Subadvisory Fee. The Board took into account that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by each Subadviser and all factors considered. (The Board considered separately the fees to be paid by the Fund to VIA under the Advisory Agreement, and the proposed amendments to those fees as discussed below.)

•	Profitability and economies of scale. In considering the profitability to each Subadviser of its relationship with the Fund, the Board noted that the fees under each Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. As a result, the profitability to the Subadvisers of their relationships with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in each Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion that, while Euclid is an affiliate of VIA, there are no other tangible benefits to either Subadviser in providing investment advisory services to the Fund, other than the fees to be earned under the applicable Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could improve the likelihood that a Subadviser may have an opportunity to provide advisory services to other Virtus Mutual Funds or could enhance a Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board concluded that approval of each proposed Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved each Subadvisory Agreement and recommended that shareholders do the same.

Basis for the Board’s Approval of Amendments to the Advisory Agreement

In making its determination, the Trustees considered various factors, including:

•	Advisory fees and total expenses. In evaluating the proposed advisory fee structure and estimated total expenses of the Fund, the Board reviewed information provided by VIA

62

CONSIDERATION OF SUB-ADVISORY AGREEMENTS FOR

VIRTUS DYNAMIC ALPHASECTOR FUND

(FORMERLY VIRTUS MARKET NEUTRAL FUND)

BY THE BOARD OF TRUSTEES (Continued)

and comparisons to other funds in the Fund’s peer group. Among other data provided, the Board noted that the proposed advisory fees and estimated total expenses were within the range of contractual advisory fee rates at comparable asset levels for other funds deemed to be comparable to the Fund by management, as indicated in material prepared for the Board by VIA based on information contained in various publicly available documents. The Board also noted that the subadvisory fees to be paid would be paid by VIA rather than the Fund, and that VIA had agreed to voluntarily limit certain of the Fund’s expenses in order to limit the total expenses incurred by the Fund and its shareholders. The Board also considered that the proposed fulcrum fee structure would better align the interests of VIA and the Subadvisers with those of the Fund and its shareholders. Based upon the information presented by VIA, the Trustees determined that the proposed advisory fees were fair and reasonable in light of services to be provided and all factors considered, and that the estimated total expenses of the Fund were reasonable.

•	Nature, extent and quality of the services to be provided by VIA. The Trustees received, in advance of the meeting, information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. In considering the approval of the amendments to the Advisory Agreement, the Board considered the nature and quality of investment advisory services that would be provided by VIA to the Fund after the Repositioning, as compared with the nature and quality of investment advisory services provided by VIA to the Fund under the current structure. The Board noted that VIA was expected to incur higher expenses due to its oversight of, and payments to, the Fund’s Subadvisers, which were expected to have a more active management role and increased trading responsibilities, while the Fund was expected to realize substantially lower total operating expenses. The quality of the services already being provided by VIA and its affiliates was also considered. The Board concluded that the nature, extent and quality of the services to be provided by VIA to the Fund were reasonable.

•	Other benefits. The Board considered other benefits that may be realized by VIA and its affiliates due to their relationship with the Fund, under both the current and amended Advisory Agreement. The Board determined that the proposed amendments to the Advisory Agreement were unlikely to materially affect such other benefits.

•	Economies of scale. The Board noted that VIA had agreed to voluntarily limit certain of the Fund’s expenses in order to limit the total expenses incurred by the Fund and its shareholders. (VIA may discontinue this limitation at any time without prior notice.) The Board determined that VIA and the Fund likely would achieve certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

Based on all of the foregoing considerations, the Board concluded that approval of the proposed amendments to the Advisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and recommended that shareholders do the same.

63

RESULTS OF SHAREHOLDER MEETING

VIRTUS OPPORTUNITIES TRUST

JANUARY 31, 2012

At a special meeting of shareholders of Virtus Market Neutral Fund (the “Fund”), a series of Virtus Opportunities Trust, held on January 31, 2012, shareholders voted on the following proposals:

Proposal 1.	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve a subadvisory agreement between F-Squared Institutional Advisors, LLC and Virtus Investment Advisers, Inc. (“VIA”) on behalf of the Fund.	2,534,053.345	10,293.707	121,169.099

Shareholders of the Fund voted to approve the above proposal.

Proposal 2.	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve a subadvisory agreement between Euclid Advisors LLC and VIA, on behalf of the Fund.	2,530,529.182	12,970.137	122,016.831

Shareholders of the Fund voted to approve the above proposal.

Proposal 3.	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve an amendment to the fees payable under the Fund’s investment advisory agreement with VIA.	2,491,572.908	31,375.436	142,567.806

Shareholders of the Fund voted to approve the above proposal.

Proposal 4.	Number of Eligible Shares Voted:
	FOR	AGAINST	ABSTAIN
To approve a proposal to permit VIA to hire, terminate and replace subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval.	2,483,762.760	58,084.050	123,669.340

Shareholders of the Fund voted to approve the above proposal.

64

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574

or Virtus.com

8453	5-12

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/07/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	06/07/2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	06/07/2012

* Print the name and title of each signing officer under his or her signature.